Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,120,823
Class A, 0.90%, 11/15/26	70,000	65,781,341
Class A, 4.95%, 10/15/27	15,000	15,062,081
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 04/18/25)	11,050	10,614,443
Americredit Automobile Receivables Trust 2023-15.62%, 11/18/27 (Call 12/18/26)	8,210	8,297,317
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,818,910
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	9,407,595
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,934,368
CarMax Auto Owner Trust4.65%, 01/16/29
(Call 12/15/26)	8,300	8,241,818
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,524,836
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,540,706
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 04/15/25)	3,261	2,991,398
Exeter Automobile Receivables Trust 2023-15.82%, 02/15/28 (Call 08/15/27)	11,180	11,100,689
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 02/16/26)	14,000	13,300,072
1.51%, 04/17/28 (Call 02/16/26)	2,940	2,699,539
4.47%, 02/16/28	6,667	6,601,056
4.43%, 10/16/28	13,000	12,863,101
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28 (Call 10/16/26)	18,560	18,470,364
4.59%, 07/17/28 (Call 10/16/26)	3,500	3,481,243
Hyundai Auto Receivables Trust
5.39%, 06/15/27 (Call 11/15/26)	11,045	11,105,583
4.58%, 04/15/27	6,600	6,545,750
4.48%, 07/17/28	13,000	12,850,408
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/26 (Call 08/15/25)	28,290	28,059,263
5.09%, 05/15/30 (Call 11/15/26)	17,060	16,801,860
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27	13,720	13,387,976
Santander Drive Auto Receivables Trust 2023-14.88%, 04/15/27 (Call 11/15/26)	10,000	9,900,680
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27	28,690	27,273,632

Total Asset-Backed Securities — 0.4%
(Cost: $403,275,388)		389,776,852

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,810,575
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,257,798
Series 2020, Class A5, 2.65%, 01/15/63.	6,500	5,579,239
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	19,313,272
Series 2020-BN29, Class A4, 2.00%, 11/15/53
(Call 12/15/30)	5,760	4,554,449
BANK 2021-BNK35, 2.29%, 06/15/64 (Call 08/15/31)	7,260	5,899,894
BANK 2021-BNK36, Series 21-BN36, Class A5, 2.47%, 09/15/64 (Call 10/15/31)	8,930	7,346,144
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	$1,725	$1,659,271
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	7,726,037
BBCMS Mortgage Trust
5.45%, 04/15/56	7,710	7,914,455
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,333,194
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,603,190
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	13,747,030
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,601,688
Series 2022-C15, Class A5, 3.66%, 04/15/55
(Call 04/15/32)(a)	3,745	3,360,331
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55
(Call 12/15/32)(a)	3,160	3,305,248
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	15,501,830
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	9,903,980
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,581,970
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	5,845,258
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,662,241
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,000,934
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	18,702,456
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,071,764
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	1,891,713
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,573,534
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	6,881,437
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	19,827,674
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,017,164
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47	2,727	2,672,835
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	4,975,709
Series 2015-GC27, Class AAB, 2.94%, 02/10/48
(Call 01/10/25)	3,006	2,940,214
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	16,667,715
Series 2016-P5, Class A4, 2.94%, 10/10/49
(Call 10/10/26)	11,400	10,487,161
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	12,973,836
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	18,827,656
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47	5,716	5,535,095
Series 2014-UBS2, Class A4, 3.69%, 03/10/47	4,159	4,124,516
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	12,495,865
Series 2015-CR24, Class A5, 3.70%, 08/10/48
(Call 06/10/26)	16,990	16,266,441
Series 2015-LC23, Class A2, 3.22%, 10/10/48
(Call 11/10/25)	137	130,634
Series 2015-PC1, Class A5, 3.90%, 07/10/50	9,650	9,271,930
Series 2016-CR28, Class A4, 3.76%, 02/10/49
(Call 01/10/26)	8,000	7,621,908
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,805,084
Commission Mortgage Trust
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	9,596,473
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,550,182
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	12,508,467
Series 2015-CR22, Class A5, 3.31%, 03/10/48
(Call 03/10/25)	3,000	2,860,908
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,628,024
Series 2015-DC1, Class C, 4.29%, 02/10/48(a)	3,000	2,548,921
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	14,825,788

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	$10,000	$9,539,103
Series 2015-C4, Class A4, 3.81%, 11/15/48
(Call 11/15/25)	17,519	16,691,200
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	4,793,779
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	25,417,713
Series 2019-C18, Class A4, 2.97%, 12/15/52
(Call 12/15/29)	10,000	8,693,016
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	919,914
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.35%, 01/25/33 (Call 02/25/33)(a)	21,490	21,438,108
Freddie Mac Multifamily Structured Pass Through Certificates
3.82%, 12/25/32 (Call 01/25/33)(a)	21,500	20,568,436
4.25%, 04/25/33	40,000	39,600,191
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,835,496
GS Mortgage Securities Trust
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	9,945,511
Series 2014-GC24, Class A4, 3.67%, 09/10/47	18,397	17,869,276
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	5,796,471
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	9,517,728
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	11,824,900
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,817,114
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,324,232
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47	7,000	6,765,909
Series 2014-C23, Class A5, 3.93%, 09/15/47	9,660	9,344,884
Series 2014-C24, Class A5, 3.64%, 11/15/47
(Call 10/15/25)	16,995	16,341,136
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,393,825
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.05%, 07/15/46(a)	8,166	7,988,786
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	4,752,155
Series 2015-C23, Class A4, 3.72%, 07/15/50
(Call 06/15/25)	1,850	1,768,003
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	6,950,064
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	16,213,809
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	15,514,571
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,808,224
Series 2016-C32, Class A3, 3.46%, 12/15/49
(Call 01/15/27)	9,522	8,879,772
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48
(Call 12/15/25)	3,500	3,332,382
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,153,943
Series 2018, Class A3, 4.14%, 10/15/51	21,700	20,477,413
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	656,774
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	6,895,388
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	614,322
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	17,032,568
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,513,230
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,041,655
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54	4,600	3,735,192
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,113,962
Series 2015-LC22, Class A4, 3.84%, 09/15/58	5,000	4,778,564
Series 2015-SG1, Class A4, 3.79%, 09/15/48	10,856	10,372,974
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C56, Class A5, 2.45%, 06/15/53	$6,480	$5,406,251
Series 2020-C58, Class A4, 2.10%, 07/15/53	17,680	14,188,953
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,300,694
		900,716,723
Total Collaterized Mortgage Obligations — 1.0%
(Cost: $999,729,193)		900,716,723

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,888	1,546,933
3.38%, 03/01/41 (Call 09/01/40)	2,072	1,501,019
4.65%, 10/01/28 (Call 07/01/28)	1,581	1,522,945
4.75%, 03/30/30 (Call 12/30/29)	2,348	2,281,364
5.40%, 10/01/48 (Call 04/01/48)	2,615	2,421,281
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,937	2,478,035
2.60%, 08/01/31 (Call 05/01/31)	3,524	2,937,782
4.20%, 06/01/30 (Call 03/01/30)	2,956	2,792,208
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,530	6,297,532
3.65%, 11/01/24 (Call 08/01/24)	3,015	2,939,384
WPP Finance 2010, 3.75%, 09/19/24	3,111	3,025,541
		29,744,024
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	11,360	10,485,734
2.25%, 06/15/26 (Call 03/15/26)	4,024	3,677,212
2.60%, 10/30/25 (Call 07/30/25)	2,998	2,812,154
2.70%, 02/01/27 (Call 12/01/26)	6,145	5,642,585
2.75%, 02/01/26 (Call 01/01/26)	1,655	1,550,718
2.80%, 03/01/27 (Call 12/01/26)	3,115	2,849,322
2.85%, 10/30/24 (Call 07/30/24)	1,631	1,574,127
2.95%, 02/01/30 (Call 11/01/29)	5,209	4,550,114
3.10%, 05/01/26 (Call 03/01/26)	4,871	4,591,746
3.20%, 03/01/29 (Call 12/01/28)	3,771	3,395,936
3.25%, 02/01/28 (Call 12/01/27)	1,510	1,392,099
3.25%, 03/01/28 (Call 12/01/27)	2,859	2,607,036
3.25%, 02/01/35 (Call 11/01/34)	2,704	2,177,072
3.38%, 06/15/46 (Call 12/15/45)	1,278	886,037
3.45%, 11/01/28 (Call 08/01/28)	2,468	2,245,214
3.50%, 03/01/39 (Call 09/01/38)	1,889	1,423,399
3.55%, 03/01/38 (Call 09/01/37)	1,573	1,219,940
3.60%, 05/01/34 (Call 02/01/34)	3,146	2,662,397
3.63%, 02/01/31 (Call 11/01/30)	957	865,884
3.63%, 03/01/48 (Call 09/01/47)	1,893	1,315,995
3.65%, 03/01/47 (Call 09/01/46)	1,426	1,003,647
3.75%, 02/01/50 (Call 08/01/49)	4,758	3,510,690
3.83%, 03/01/59 (Call 09/01/58)	1,942	1,342,563
3.85%, 11/01/48 (Call 05/01/48)	2,189	1,595,015
3.90%, 05/01/49 (Call 11/01/48)	3,361	2,520,481
3.95%, 08/01/59 (Call 02/01/59)	3,943	2,834,110
4.88%, 05/01/25 (Call 04/01/25)	11,877	11,784,597
5.04%, 05/01/27 (Call 03/01/27)	7,279	7,223,752
5.15%, 05/01/30 (Call 02/01/30)	13,003	12,891,694
5.71%, 05/01/40 (Call 11/01/39)	7,877	7,765,619
5.81%, 05/01/50 (Call 11/01/49)	19,486	19,130,381
5.88%, 02/15/40	1,858	1,850,624

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.93%, 05/01/60 (Call 11/01/59)	$11,470	$11,172,698
6.13%, 02/15/33	1,648	1,725,143
6.63%, 02/15/38	1,269	1,357,297
6.88%, 03/15/39	2,096	2,291,347
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,060	2,785,732
2.13%, 08/15/26 (Call 05/15/26)	4,058	3,777,592
2.25%, 06/01/31 (Call 03/01/31)	1,705	1,438,185
2.38%, 11/15/24 (Call 09/15/24)	866	833,551
2.63%, 11/15/27 (Call 08/15/27)	2,459	2,268,969
2.85%, 06/01/41 (Call 12/01/40)	2,884	2,163,029
3.25%, 04/01/25 (Call 03/01/25)	3,904	3,796,952
3.50%, 05/15/25 (Call 03/15/25)	2,877	2,819,661
3.50%, 04/01/27 (Call 02/01/27)	1,582	1,523,687
3.60%, 11/15/42 (Call 05/14/42)(b)	753	622,769
3.63%, 04/01/30 (Call 01/01/30)	4,522	4,251,765
3.75%, 05/15/28 (Call 02/15/28)	4,513	4,360,235
4.25%, 04/01/40 (Call 10/01/39)	2,274	2,082,802
4.25%, 04/01/50 (Call 10/01/49)	3,420	3,094,279
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,130	1,075,037
4.95%, 08/15/25 (Call 05/15/25)	1,822	1,796,911
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,855	2,276,663
2.90%, 12/15/29 (Call 09/15/29)	3,061	2,689,180
3.83%, 04/27/25 (Call 01/27/25)	2,791	2,713,745
3.85%, 12/15/26 (Call 09/15/26)	4,202	4,044,383
4.40%, 06/15/28 (Call 03/15/28)	6,452	6,275,994
4.85%, 04/27/35 (Call 10/27/34)	1,616	1,552,491
5.05%, 04/27/45 (Call 10/27/44)	1,203	1,109,828
6.15%, 12/15/40	1,705	1,787,317
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,080	1,743,664
2.80%, 06/15/50 (Call 12/15/49)	3,800	2,672,882
3.55%, 01/15/26 (Call 10/15/25)	4,668	4,567,451
3.60%, 03/01/35 (Call 09/01/34)	1,993	1,797,327
3.80%, 03/01/45 (Call 09/01/44)	4,655	3,879,710
3.90%, 06/15/32 (Call 03/15/32)	3,030	2,860,411
4.07%, 12/15/42	2,328	2,055,950
4.09%, 09/15/52 (Call 03/15/52)	6,271	5,380,455
4.15%, 06/15/53 (Call 12/15/52)	4,680	4,048,949
4.30%, 06/15/62 (Call 12/15/61)	3,775	3,280,966
4.45%, 05/15/28 (Call 04/15/28)	885	883,257
4.50%, 05/15/36 (Call 11/15/35)	1,935	1,887,863
4.70%, 05/15/46 (Call 11/15/45)	4,549	4,380,960
4.75%, 02/15/34 (Call 11/15/33)	2,470	2,469,037
4.95%, 10/15/25 (Call 09/15/25)	880	886,459
5.10%, 11/15/27 (Call 10/15/27)	3,225	3,319,589
5.20%, 02/15/55 (Call 08/15/54)	945	954,639
5.25%, 01/15/33 (Call 10/15/32)	3,980	4,146,205
5.70%, 11/15/54 (Call 05/15/54)	1,820	1,973,317
5.72%, 06/01/40	1,082	1,155,630
5.90%, 11/15/63 (Call 05/15/63)	1,450	1,614,706
Series B, 6.15%, 09/01/36	2,075	2,303,478
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	6,329	6,100,650
3.20%, 02/01/27 (Call 11/01/26)	2,806	2,677,457
3.25%, 01/15/28 (Call 10/15/27)	8,593	8,097,957
3.85%, 04/15/45 (Call 10/15/44)	1,954	1,573,498
4.03%, 10/15/47 (Call 04/15/47)	7,986	6,694,584
Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 05/01/30 (Call 02/01/30)	$1,072	$1,051,718
4.70%, 03/15/33 (Call 12/15/32)	3,390	3,330,200
4.75%, 06/01/43	3,824	3,522,248
4.95%, 03/15/53 (Call 09/15/52)	2,645	2,516,691
5.05%, 11/15/40	1,513	1,462,541
5.15%, 05/01/40 (Call 11/01/39)	2,485	2,428,491
5.25%, 05/01/50 (Call 11/01/49)	3,838	3,826,793
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,541	2,843,034
2.25%, 07/01/30 (Call 04/01/30)	4,150	3,515,548
2.38%, 03/15/32 (Call 12/15/31)	4,007	3,312,988
2.65%, 11/01/26 (Call 08/01/26)	1,925	1,801,146
2.82%, 09/01/51 (Call 03/01/51)	3,219	2,121,514
3.03%, 03/15/52 (Call 09/15/51)	5,125	3,544,809
3.13%, 05/04/27 (Call 02/04/27)	4,836	4,577,177
3.13%, 07/01/50 (Call 01/01/50)	4,050	2,864,403
3.50%, 03/15/27 (Call 12/15/26)	5,925	5,676,387
3.75%, 11/01/46 (Call 05/01/46)	4,739	3,767,789
3.95%, 08/16/25 (Call 06/16/25)	6,386	6,270,158
4.05%, 05/04/47 (Call 11/04/46)	3,053	2,549,957
4.13%, 11/16/28 (Call 08/16/28)	8,224	7,962,559
4.15%, 05/15/45 (Call 11/16/44)	3,640	3,079,476
4.35%, 04/15/47 (Call 10/15/46)	3,926	3,421,038
4.45%, 11/16/38 (Call 05/16/38)	3,960	3,672,187
4.50%, 06/01/42	13,222	12,059,918
4.63%, 11/16/48 (Call 05/16/48)	6,248	5,701,800
4.70%, 12/15/41	2,350	2,165,290
4.80%, 12/15/43 (Call 06/15/43)	2,162	2,001,558
4.88%, 10/15/40	959	908,039
5.00%, 02/27/26 (Call 01/27/26)	1,885	1,896,348
5.15%, 02/27/33 (Call 11/27/32)	3,930	3,996,967
5.38%, 02/27/53 (Call 08/27/52)	3,305	3,344,891
5.40%, 05/01/35	140	142,818
5.70%, 04/15/40	515	530,017
6.05%, 06/01/36	115	123,423
6.13%, 07/15/38	630	687,866
7.20%, 08/15/27	1,888	2,065,000
7.50%, 09/15/29	503	573,244
		407,788,218
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	3,875	3,672,299
2.45%, 02/04/32 (Call 11/04/31)	6,695	5,242,520
2.63%, 09/16/26 (Call 06/16/26)(b)	3,530	3,295,890
3.40%, 05/06/30 (Call 02/06/30)	3,094	2,733,735
3.40%, 02/04/41 (Call 08/04/40)	5,602	3,839,219
3.70%, 02/04/51 (Call 08/04/50)	4,837	3,133,941
3.88%, 09/16/46 (Call 03/16/46)	5,167	3,591,220
4.00%, 02/04/61 (Call 08/04/60)	3,460	2,357,367
4.25%, 08/09/42	3,664	2,820,401
4.40%, 02/14/26 (Call 12/14/25)	3,951	3,903,351
4.45%, 05/06/50 (Call 11/06/49)	2,588	1,875,058
4.50%, 05/02/43	2,858	2,236,214
4.80%, 02/14/29 (Call 11/14/28)	3,979	3,891,422
5.38%, 01/31/44	6,427	5,950,309
5.80%, 02/14/39 (Call 08/14/38)	7,637	7,391,318
5.95%, 02/14/49 (Call 08/14/48)	7,347	6,781,501
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,735	5,410,743
2.70%, 09/15/51 (Call 03/15/51)	1,150	766,268

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.90%, 03/01/32 (Call 12/01/31)	$2,495	$2,181,054
3.25%, 03/27/30 (Call 12/27/29)	3,301	3,057,650
3.75%, 09/15/47 (Call 03/15/47)	1,579	1,301,522
4.02%, 04/16/43	1,157	998,757
4.50%, 08/15/33 (Call 05/15/33)	1,155	1,133,563
4.50%, 03/15/49 (Call 09/15/48)	3,564	3,283,549
4.54%, 03/26/42	1,252	1,161,643
5.38%, 09/15/35	616	652,695
5.94%, 10/01/32	662	719,084
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	2,940	2,524,813
2.73%, 03/25/31 (Call 12/25/30)	4,303	3,434,741
2.79%, 09/06/24 (Call 08/06/24)	4,048	3,896,807
3.22%, 08/15/24 (Call 06/15/24)	8,962	8,697,173
3.22%, 09/06/26 (Call 07/06/26)	6,600	6,175,884
3.46%, 09/06/29 (Call 06/06/29)	2,682	2,333,152
3.56%, 08/15/27 (Call 05/15/27)	11,747	10,795,493
3.73%, 09/25/40 (Call 03/25/40)	1,918	1,337,613
3.98%, 09/25/50 (Call 03/25/50)	3,051	2,006,856
4.39%, 08/15/37 (Call 02/15/37)	9,569	7,559,510
4.54%, 08/15/47 (Call 02/15/47)	9,301	6,670,770
4.70%, 04/02/27 (Call 02/02/27)	3,384	3,300,415
4.74%, 03/16/32 (Call 12/16/31)	4,005	3,666,457
4.76%, 09/06/49 (Call 03/06/49)	3,998	2,956,121
4.91%, 04/02/30 (Call 01/02/30)	3,643	3,459,429
5.28%, 04/02/50 (Call 02/02/49)	2,222	1,793,687
5.65%, 03/16/52 (Call 09/16/51)	2,520	2,157,851
7.75%, 10/19/32 (Call 07/19/32)	2,495	2,729,380
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	4,038	3,640,015
4.45%, 03/16/28 (Call 02/16/28)	4,040	3,833,516
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	3,615	3,338,344
2.75%, 05/14/31 (Call 02/14/31)	4,625	3,868,859
3.25%, 08/15/26 (Call 05/15/26)	3,748	3,542,984
3.75%, 09/25/27 (Call 06/25/27)	3,051	2,901,776
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,534	2,272,466
1.50%, 05/01/25 (Call 04/01/25)	3,509	3,291,267
1.75%, 11/01/30 (Call 08/01/30)	2,433	1,929,539
2.10%, 05/01/30 (Call 02/01/30)	2,268	1,876,203
2.75%, 02/25/26 (Call 11/25/25)	3,985	3,770,129
3.13%, 08/17/27 (Call 05/17/27)	2,575	2,422,689
3.13%, 03/02/28 (Call 12/02/27)(b)	2,871	2,664,604
3.25%, 11/10/24	3,722	3,628,615
3.38%, 08/11/25 (Call 05/11/25)	2,633	2,550,061
3.38%, 08/15/29 (Call 05/15/29)	3,556	3,233,400
3.88%, 08/21/42	4,576	3,534,548
4.13%, 03/04/43	2,179	1,728,296
4.25%, 11/10/44	2,248	1,811,124
4.38%, 11/15/41	3,987	3,343,977
4.50%, 03/20/42	4,630	3,931,009
4.88%, 02/13/26	4,955	4,947,766
4.88%, 02/15/28 (Call 01/15/28)	4,595	4,580,388
4.88%, 11/15/43	3,815	3,348,807
5.00%, 11/17/25	3,820	3,825,997
5.13%, 11/15/24	4,230	4,231,819
5.13%, 11/17/27 (Call 10/17/27)	4,745	4,793,446
5.13%, 02/15/30 (Call 12/15/29)	4,895	4,842,672
5.38%, 02/15/33 (Call 11/15/32)	5,105	5,075,238
Security	Par (000)	Value

Agriculture (continued)
5.63%, 11/17/29 (Call 09/17/29)	$4,290	$4,389,742
5.75%, 11/17/32 (Call 08/17/32)	2,651	2,716,957
6.38%, 05/16/38	4,518	4,825,811
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	10,105	9,878,143
5.70%, 08/15/35 (Call 02/15/35)	3,034	2,841,553
5.85%, 08/15/45 (Call 02/15/45)	7,458	6,516,353
6.15%, 09/15/43	2,356	2,242,653
7.25%, 06/15/37	2,040	2,139,654
		293,188,865
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	1,464	1,344,045
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	1,288	1,184,064
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	1,724	1,546,479
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30(b)	810	719,606
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	2,071	1,874,401
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	1,632	1,458,182
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	2,359	2,030,749
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	4,652	3,816,882
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,448	1,402,032
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,163	4,532,735
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,551	2,327,750
Series 2019-1, Class AA, 2.75%, 11/15/33	1,686	1,414,444
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,918	1,615,282
3.00%, 11/15/26 (Call 08/15/26)	1,880	1,750,412
3.45%, 11/16/27 (Call 08/16/27)	1,683	1,559,148
5.13%, 06/15/27 (Call 04/15/27)	8,160	8,124,096
5.25%, 05/04/25 (Call 04/04/25)	6,924	6,889,311
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	1,388	1,325,356
Series 2014-1, Class A, 4.00%, 10/11/27	2,889	2,718,326
Series 2014-2, Class A, 3.75%, 03/03/28	2,964	2,754,845
Series 2016-1, Class AA, 3.10%, 01/07/30	2,694	2,423,977
Series 2016-2, Class AA, 2.88%, 04/07/30	2,408	2,122,908
Series 2018-1, Class AA, 3.50%, 09/01/31	3,102	2,782,644
Series 2019, Class AA, 4.15%, 02/25/33	769	704,483
Series 2019-2, Class AA, 2.70%, 11/01/33	2,835	2,396,749
Series 2020-1, Class A, 5.88%, 04/15/29	4,828	4,751,347
Series 2020-1, Class B, 4.88%, 07/15/27	3,500	3,301,374
		68,871,627
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	2,303	2,160,721
2.40%, 03/27/25 (Call 02/27/25)	6,391	6,155,108
2.75%, 03/27/27 (Call 01/27/27)	7,603	7,200,649
2.85%, 03/27/30 (Call 12/27/29)	6,535	5,957,960
3.25%, 03/27/40 (Call 09/27/39)(b)	3,765	3,080,184
3.38%, 11/01/46 (Call 05/01/46)	4,375	3,488,231
3.38%, 03/27/50 (Call 09/27/49)(b)	3,837	3,055,173

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
3.63%, 05/01/43 (Call 11/01/42)	$1,369	$1,126,646
3.88%, 11/01/45 (Call 05/01/45)	4,573	3,978,007
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	3,113	3,034,739
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,099	1,855,474
3.75%, 09/15/25 (Call 07/15/25)	3,843	3,737,471
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,798	1,445,754
4.13%, 07/15/27 (Call 04/15/27)	646	611,743
4.25%, 04/01/25 (Call 01/01/25)	280	274,366
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,509	4,247,523
2.80%, 04/23/27 (Call 02/23/27)	3,354	3,064,147
2.95%, 04/23/30 (Call 01/23/30)(b)	4,159	3,431,841
		57,905,737
Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	447	424,140
0.75%, 08/09/24	1,280	1,213,786
1.00%, 09/10/25	824	756,226
1.20%, 07/08/25	1,036	959,036
1.30%, 09/09/26	3,855	3,454,735
1.50%, 01/13/25	3,500	3,311,700
1.80%, 01/13/31	1,702	1,388,066
2.00%, 03/24/28	2,380	2,112,869
2.15%, 09/10/24	2,718	2,614,933
2.25%, 01/12/29	3,290	2,889,969
2.30%, 09/09/26	3,006	2,788,336
2.35%, 01/08/27	1,976	1,828,788
2.40%, 06/27/24	3,785	3,669,406
3.50%, 02/15/28	3,346	3,196,066
4.60%, 04/17/30	2,880	2,841,725
4.70%, 01/12/28	1,270	1,273,873
4.75%, 01/12/26	695	696,425
5.00%, 05/23/25	2,000	1,998,180
Series A, 4.60%, 04/17/25	3,040	3,022,824
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,355	2,152,376
1.50%, 09/01/30 (Call 06/01/30)	1,774	1,448,968
2.60%, 09/01/50 (Call 03/01/50)(b)	4,360	2,762,452
4.88%, 10/01/43 (Call 04/01/43)	1,451	1,367,669
General Motors Co.
4.00%, 04/01/25	2,449	2,381,285
4.20%, 10/01/27 (Call 07/01/27)	3,354	3,201,427
5.00%, 10/01/28 (Call 07/01/28)	3,375	3,313,912
5.00%, 04/01/35	3,353	3,016,728
5.15%, 04/01/38 (Call 10/01/37)	4,270	3,776,858
5.20%, 04/01/45	5,117	4,240,304
5.40%, 10/15/29 (Call 08/15/29)	2,200	2,153,074
5.40%, 04/01/48 (Call 10/01/47)	3,401	2,854,527
5.60%, 10/15/32 (Call 07/15/32)(b)	4,500	4,334,625
5.95%, 04/01/49 (Call 10/01/48)	3,857	3,503,545
6.13%, 10/01/25 (Call 09/01/25)	7,801	7,916,377
6.25%, 10/02/43	3,590	3,391,150
6.60%, 04/01/36 (Call 10/01/35)	4,810	4,874,021
6.75%, 04/01/46 (Call 10/01/45)	3,242	3,213,211
6.80%, 10/01/27 (Call 08/01/27)	3,876	4,064,684
General Motors Financial Co. Inc.
1.20%, 10/15/24	3,690	3,472,770
1.25%, 01/08/26 (Call 12/08/25)	2,043	1,834,430
Security	Par (000)	Value

Auto Manufacturers (continued)
1.50%, 06/10/26 (Call 05/10/26)	$5,220	$4,641,206
2.35%, 02/26/27 (Call 01/26/27)	4,085	3,652,235
2.35%, 01/08/31 (Call 10/08/30)	2,080	1,624,106
2.40%, 04/10/28 (Call 02/10/28)	3,410	2,960,937
2.40%, 10/15/28 (Call 08/15/28)	4,825	4,099,899
2.70%, 08/20/27 (Call 06/20/27)	2,194	1,954,547
2.70%, 06/10/31 (Call 03/10/31)	5,310	4,212,635
2.75%, 06/20/25 (Call 05/20/25)	5,514	5,225,122
2.90%, 02/26/25 (Call 01/26/25)	5,716	5,447,805
3.10%, 01/12/32 (Call 10/12/31)	2,355	1,899,260
3.50%, 11/07/24 (Call 09/07/24)	4,282	4,150,714
3.60%, 06/21/30 (Call 03/21/30)	2,736	2,368,172
3.80%, 04/07/25	470	454,387
3.85%, 01/05/28 (Call 10/05/27)	1,989	1,847,463
4.00%, 01/15/25 (Call 10/15/24)	3,335	3,249,357
4.00%, 10/06/26 (Call 07/06/26)	3,580	3,413,566
4.30%, 07/13/25 (Call 04/13/25)	3,093	3,013,695
4.30%, 04/06/29 (Call 02/06/29)	590	545,514
4.35%, 04/09/25 (Call 02/09/25)	2,962	2,895,000
4.35%, 01/17/27 (Call 10/17/26)	5,274	5,078,387
5.00%, 04/09/27 (Call 03/09/27)	4,830	4,743,108
5.25%, 03/01/26 (Call 12/01/25)	5,460	5,416,211
5.40%, 04/06/26	2,285	2,276,477
5.65%, 01/17/29 (Call 10/17/28)	2,529	2,500,700
5.85%, 04/06/30 (Call 02/06/30)	1,725	1,708,147
6.00%, 01/09/28 (Call 12/09/27)	3,380	3,430,058
6.05%, 10/10/25	3,627	3,649,995
6.40%, 01/09/33 (Call 10/09/32)(b)	3,293	3,353,558
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,040	992,815
2.53%, 03/10/27 (Call 02/10/27)	940	875,845
2.97%, 03/10/32 (Call 12/10/31)	3,690	3,276,572
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,024	7,548,795
PACCAR Financial Corp.
0.50%, 08/09/24	619	586,181
0.90%, 11/08/24	650	612,300
1.10%, 05/11/26	2,314	2,095,651
1.80%, 02/06/25	1,061	1,006,030
2.00%, 02/04/27	1,250	1,140,588
2.15%, 08/15/24	1,688	1,627,181
2.85%, 04/07/25	25	24,063
3.15%, 06/13/24	910	890,726
3.55%, 08/11/25	1,718	1,683,949
4.45%, 03/30/26	1,160	1,158,875
4.60%, 01/10/28	1,405	1,415,833
4.95%, 10/03/25	1,790	1,792,291
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,125	2,853,344
2.36%, 07/02/24	2,607	2,529,885
2.36%, 03/25/31 (Call 12/25/30)(b)	1,455	1,252,828
2.76%, 07/02/29	1,098	998,620
3.67%, 07/20/28(b)	1,930	1,869,089
Toyota Motor Credit Corp.
0.50%, 06/18/24	5,790	5,508,722
0.63%, 09/13/24	3,720	3,517,967
0.80%, 10/16/25	785	714,460
0.80%, 01/09/26	415	375,608
1.13%, 06/18/26	6,654	5,991,727
1.15%, 08/13/27	2,172	1,895,331

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.45%, 01/13/25	$2,830	$2,678,991
1.65%, 01/10/31	2,325	1,875,205
1.80%, 02/13/25	3,318	3,153,892
1.90%, 01/13/27	3,365	3,059,189
1.90%, 04/06/28	3,749	3,317,753
1.90%, 09/12/31	4,160	3,380,790
2.00%, 10/07/24	1,983	1,905,147
2.15%, 02/13/30	4,080	3,524,957
2.40%, 01/13/32	635	534,734
3.00%, 04/01/25	7,518	7,267,575
3.05%, 03/22/27	6,285	5,940,833
3.05%, 01/11/28	2,755	2,580,002
3.20%, 01/11/27	4,682	4,458,528
3.38%, 04/01/30	3,244	3,005,177
3.40%, 04/14/25	3,675	3,579,193
3.65%, 08/18/25	3,445	3,362,423
3.65%, 01/08/29	2,310	2,198,219
3.95%, 06/30/25	3,715	3,653,071
4.40%, 09/20/24	1,600	1,587,472
4.45%, 05/18/26	2,880	2,860,704
4.45%, 06/29/29	3,235	3,209,702
4.55%, 09/20/27	1,415	1,411,179
4.55%, 05/17/30	2,925	2,884,138
4.63%, 01/12/28	2,330	2,333,658
4.70%, 01/12/33	1,730	1,724,118
4.80%, 01/10/25	2,155	2,153,836
5.40%, 11/10/25	3,155	3,195,479
5.45%, 11/10/27	3,705	3,826,820
		338,425,798
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	5,610	3,377,501
4.35%, 03/15/29 (Call 12/15/28)	1,000	966,770
4.40%, 10/01/46 (Call 04/01/46)	1,212	923,411
5.40%, 03/15/49 (Call 09/15/48)(b)	1,422	1,240,752
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 06/12/23)	1,205	1,145,762
3.25%, 03/01/32 (Call 12/01/31)	3,735	3,173,816
4.15%, 05/01/52 (Call 11/01/51)	3,735	2,747,765
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,163	3,812,725
3.38%, 03/15/25 (Call 12/15/24)	794	767,139
4.38%, 03/15/45 (Call 09/15/44)	2,010	1,590,794
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,600	1,243,280
3.50%, 05/30/30 (Call 02/28/30)	1,845	1,629,467
3.55%, 01/15/52 (Call 07/15/51)	1,060	690,548
3.80%, 09/15/27 (Call 06/15/27)	1,899	1,786,845
4.25%, 05/15/29 (Call 02/15/29)	2,135	2,013,455
5.25%, 05/15/49 (Call 11/15/48)	1,555	1,347,065
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,183	1,013,086
3.63%, 06/15/24 (Call 03/15/24)	4,500	4,409,460
4.15%, 10/01/25 (Call 07/01/25)	2,924	2,849,526
5.50%, 03/21/33 (Call 12/21/32)	1,105	1,129,586
5.98%, 03/21/26 (Call 03/21/24)(b)	165	165,945
		38,024,698
Security	Par (000)	Value

Banks — 5.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	$3,489	$3,390,261
5.09%, 12/08/25	1,535	1,537,686
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	4,140	3,746,493
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	4,080	4,057,642
6.13%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)	400	405,036
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	3,813	3,331,456
1.85%, 03/25/26	5,489	4,939,277
2.71%, 06/27/24	7,680	7,427,098
2.75%, 05/28/25	8,214	7,705,061
2.75%, 12/03/30	2,818	2,202,718
2.96%, 03/25/31	3,780	3,148,475
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	4,530	3,574,850
3.31%, 06/27/29	5,337	4,814,081
3.49%, 05/28/30	4,168	3,657,503
3.50%, 03/24/25	835	805,399
3.80%, 02/23/28	2,384	2,201,028
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	5,173	4,869,190
4.25%, 04/11/27	7,368	7,032,903
4.38%, 04/12/28	3,459	3,304,832
5.15%, 08/18/25	2,425	2,395,415
5.18%, 11/19/25	6,486	6,364,258
5.29%, 08/18/27	4,423	4,369,437
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(3-mo. SOFR + 1.432%)(a)	3,088	2,894,537
1.20%, 10/24/26 (Call 10/24/25),
(3-mo. SOFR + 1.432%)(a)	10,033	9,051,873
1.32%, 06/19/26 (Call 06/19/25),
(3-mo. SOFR + 1.432%)(a)	10,598	9,728,752
1.53%, 12/06/25 (Call 12/06/24),
(3-mo. SOFR + 1.432%)(a)	7,189	6,740,119
1.73%, 07/22/27 (Call 07/22/26),
(3-mo. SOFR + 1.432%)(a)	18,348	16,360,178
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(a)	5,145	4,089,863
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(a)	11,441	9,039,534
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(a)	5,274	4,947,645
2.09%, 06/14/29 (Call 06/14/28),
(3-mo. SOFR + 1.432%)(a)	8,315	7,127,285
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(a)	10,060	8,020,637
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(a)	10,106	9,638,092
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	11,160	8,459,168
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	13,275	11,134,273
2.55%, 02/04/28 (Call 02/04/27),
(3-mo. SOFR + 1.432%)(a)	9,670	8,753,767

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(a)	$10,175	$8,260,370
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(a)	13,164	11,053,811
2.68%, 06/19/41 (Call 06/19/40),
(3-mo. SOFR + 1.432%)(a)	16,872	11,621,602
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(a)	14,924	12,331,850
2.83%, 10/24/51 (Call 10/24/50),
(3-mo. SOFR + 1.432%)(a)	3,684	2,346,376
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	8,063	6,955,224
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(a)	15,300	12,747,654
2.97%, 07/21/52 (Call 07/21/51),
(3-mo. SOFR + 1.432%)(a)	6,280	4,170,422
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.090%)(a)	6,034	5,816,957
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	9,879	8,720,687
3.25%, 10/21/27 (Call 10/21/26)	11,450	10,720,864
3.31%, 04/22/42 (Call 04/22/41),
(3-mo. SOFR + 1.432%)(a)	12,340	9,253,149
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 3.072%)(a)	6,239	5,996,864
3.38%, 04/02/26 (Call 04/02/25),
(3-mo. SOFR + 1.432%)(a)	7,484	7,202,527
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.040%)(a)	18,767	17,266,203
3.50%, 04/19/26	11,836	11,411,324
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	8,697	8,251,018
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	8,741	8,152,206
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.512%)(a)	8,979	8,449,778
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	10,793	10,220,647
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	1,440	1,228,176
3.88%, 08/01/25	2,183	2,131,197
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	4,400	3,488,892
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	9,755	9,201,696
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	10,048	9,334,090
4.00%, 01/22/25	10,470	10,230,865
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1582%)(a)	5,629	4,737,760
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	18,168	14,598,896
4.20%, 08/26/24	8,992	8,844,981
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	8,483	7,467,161
4.25%, 10/22/26	9,508	9,195,377
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	11,579	11,004,450
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	10,796	9,097,357
Security	Par (000)	Value

Banks (continued)
4.38%, 04/27/28 (Call 04/27/27),
(3-mo. SOFR + 1.432%)(a)	$5,796	$5,602,414
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 1.252%)(a)	7,696	6,635,183
4.45%, 03/03/26	7,546	7,388,440
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(a)	10,885	10,246,921
4.83%, 07/22/26 (Call 07/22/25),
(3-mo. SOFR + 1.432%)(a)	9,570	9,462,816
4.88%, 04/01/44	1,698	1,588,479
4.95%, 07/22/28 (Call 07/22/27),
(3-mo. SOFR + 1.432%)(a)	9,580	9,471,650
5.00%, 01/21/44	7,160	6,768,205
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(a)	15,180	14,829,797
5.08%, 01/20/27 (Call 01/20/26),
(3-mo. SOFR + 1.432%)(a)	10,865	10,784,490
5.20%, 04/25/29 (Call 04/25/28),
(3-mo. SOFR + 1.432%)(a)	10,595	10,567,347
5.29%, 04/25/34 (Call 04/25/33)(a)	17,265	17,160,201
5.88%, 02/07/42	6,277	6,596,750
6.11%, 01/29/37	8,017	8,382,736
6.20%, 11/10/28 (Call 11/10/27),
(3-mo. SOFR + 1.432%)(a)	7,419	7,680,668
6.22%, 09/15/26	2,789	2,874,929
7.75%, 05/14/38	6,229	7,393,761
Series L, 3.95%, 04/21/25	11,876	11,575,418
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,021	8,645,095
Series L, 4.75%, 04/21/45	2,387	2,154,506
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(3-mo. SOFR + 1.432%)(a)	11,385	10,287,144
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(a)	10,555	8,720,224
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(3-mo. SOFR + 1.432%)(a)	4,815	3,503,731
Bank of America NA, 6.00%, 10/15/36	5,598	5,991,539
Bank of Montreal
0.63%, 07/09/24	2,796	2,647,980
0.95%, 01/22/27 (Call 01/22/26),
(3-mo. SOFR + 1.432%)(a)	2,290	2,052,962
1.25%, 09/15/26	8,151	7,205,973
1.50%, 01/10/25	3,500	3,293,780
1.85%, 05/01/25	6,987	6,551,640
2.50%, 06/28/24	1,643	1,589,915
2.65%, 03/08/27	4,190	3,865,443
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	3,470	2,740,363
3.70%, 06/07/25	1,100	1,066,659
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	5,596	5,004,615
5.20%, 12/12/24	450	448,007
5.20%, 02/01/28 (Call 01/01/28)	6,850	6,874,318
5.30%, 06/05/26	1,580	1,583,413
Series H, 4.25%, 09/14/24	348	342,463
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,750	1,726,095
Bank of New York Mellon (The), 5.15%, 05/22/26
(Call 05/22/25)	1,295	1,292,954
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	671	601,243
1.05%, 10/15/26 (Call 09/15/26)	2,026	1,776,113

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.60%, 04/24/25 (Call 03/24/25)	$2,251	$2,115,287
1.65%, 07/14/28 (Call 05/14/28)	2,110	1,823,757
1.65%, 01/28/31 (Call 10/28/30)(b)	952	751,680
1.80%, 07/28/31 (Call 04/28/31)(b)	2,000	1,574,060
2.05%, 01/26/27 (Call 12/26/26)	2,655	2,405,722
2.10%, 10/24/24	4,078	3,903,054
2.45%, 08/17/26 (Call 05/17/26)	3,031	2,805,009
2.50%, 01/26/32 (Call 10/26/31)	1,880	1,542,935
2.80%, 05/04/26 (Call 02/04/26)	3,942	3,733,705
3.00%, 10/30/28 (Call 07/30/28)	2,617	2,382,177
3.25%, 09/11/24 (Call 08/11/24)	2,562	2,493,723
3.25%, 05/16/27 (Call 02/16/27)	3,747	3,545,599
3.30%, 08/23/29 (Call 05/23/29)	2,579	2,330,359
3.35%, 04/25/25 (Call 03/25/25)	3,830	3,693,499
3.40%, 01/29/28 (Call 10/29/27)	3,529	3,325,271
3.43%, 06/13/25 (Call 06/13/24),
(1-day SOFR + 0.565%)(a)	2,150	2,100,851
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	3,866	3,668,718
3.85%, 04/28/28	3,740	3,605,547
3.85%, 04/26/29 (Call 02/26/29)	1,700	1,614,286
3.95%, 11/18/25 (Call 10/18/25)	2,544	2,472,030
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	2,612	2,518,203
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	1,882	1,776,947
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	2,003	1,968,989
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	3,225	3,170,788
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	1,720	1,673,801
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	2,870	2,791,362
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	3,810	3,794,531
4.97%, 04/26/34 (Call 04/26/33)(a)	3,715	3,693,862
5.22%, 11/21/25 (Call 11/21/24),
(3-mo. SOFR + 1.432%)(a)	3,020	3,013,145
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	1,895	1,954,806
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	8,470	8,896,549
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,356	3,235,654
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,327	2,191,755
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,778	1,505,948
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,525	4,274,315
1.05%, 03/02/26	3,415	3,062,879
1.30%, 06/11/25	6,122	5,647,606
1.30%, 09/15/26	3,740	3,305,599
1.35%, 06/24/26	3,395	3,034,315
1.45%, 01/10/25	6,175	5,791,347
1.95%, 02/02/27	3,580	3,224,864
2.15%, 08/01/31	1,736	1,402,723
2.20%, 02/03/25	5,879	5,584,345
2.45%, 02/02/32	2,725	2,239,868
2.70%, 08/03/26	5,001	4,646,129
2.95%, 03/11/27	1,785	1,663,156
3.45%, 04/11/25	4,730	4,569,511
Security	Par (000)	Value

Banks (continued)
4.50%, 12/16/25	$5,397	$5,251,821
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	4,872	4,248,530
4.75%, 02/02/26	1,015	1,007,205
4.85%, 02/01/30	3,425	3,343,451
5.25%, 12/06/24	2,075	2,069,024
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(b)	1,405	1,074,769
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,491	2,120,962
5.13%, 06/11/30 (Call 03/11/30)	1,169	802,717
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	6,881	6,118,654
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	3,289	2,661,821
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(a)	1,735	1,378,648
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(a)	4,598	4,328,189
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	4,373	3,451,478
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(a)	5,380	3,752,980
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	4,445	3,520,173
3.65%, 03/16/25	8,613	8,262,795
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(a)	823	590,922
4.34%, 01/10/28 (Call 01/10/27)	4,925	4,678,159
4.38%, 09/11/24	5,198	5,074,599
4.38%, 01/12/26	9,557	9,227,952
4.84%, 05/09/28 (Call 05/07/27)	8,543	7,911,758
4.95%, 01/10/47	6,160	5,419,075
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	6,885	6,585,089
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	5,443	5,060,248
5.20%, 05/12/26	7,208	7,000,265
5.25%, 08/17/45	6,095	5,628,672
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	4,930	4,859,402
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	6,250	6,154,938
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)	2,600	2,532,452
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	5,800	5,788,922
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	4,940	4,987,869
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	2,584	2,679,427
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	2,250	2,375,033
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	6,285	6,851,718
BNP Paribas SA, 4.25%, 10/15/24	4,386	4,286,876
BPCE SA, 3.38%, 12/02/26	2,387	2,239,173
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(a)	630	571,120

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	$3,588	$3,243,552
1.00%, 10/18/24	4,020	3,777,755
1.25%, 06/22/26	5,230	4,653,497
2.25%, 01/28/25	3,520	3,346,147
3.30%, 04/07/25	2,040	1,964,132
3.45%, 04/07/27	2,235	2,113,908
3.60%, 04/07/32 (Call 03/07/32)(b)	1,595	1,438,307
3.95%, 08/04/25	2,945	2,855,796
5.00%, 04/28/28	4,290	4,236,246
5.14%, 04/28/25	2,535	2,521,995
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(a)	2,655	2,480,938
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	9,818	8,779,943
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(a)	1,800	1,693,458
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	10,808	9,634,575
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)	3,670	3,452,956
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	2,365	1,908,389
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	10,700	8,784,165
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	14,130	11,839,103
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	8,557	7,272,166
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)	3,175	2,232,406
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	5,742	4,977,682
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	9,565	8,029,818
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	6,250	5,792,750
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	14,597	13,995,896
3.20%, 10/21/26 (Call 07/21/26)	10,683	10,039,990
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(a)	3,990	3,840,056
3.30%, 04/27/25	5,697	5,527,514
3.40%, 05/01/26	9,220	8,833,405
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	9,318	8,673,381
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	9,275	8,723,137
3.70%, 01/12/26	8,917	8,625,325
3.75%, 06/16/24	4,235	4,152,883
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	6,720	5,957,683
3.88%, 03/26/25	6,318	6,135,789
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(a)	3,286	2,752,879
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	10,432	9,927,091
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	9,504	8,815,245
Security	Par (000)	Value

Banks (continued)
4.00%, 08/05/24	$2,908	$2,861,966
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	8,351	7,890,526
4.13%, 07/25/28	8,549	8,027,084
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	3,739	3,158,632
4.30%, 11/20/26	5,578	5,377,248
4.40%, 06/10/25	4,180	4,078,844
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	13,609	12,871,256
4.45%, 09/29/27	13,852	13,309,417
4.60%, 03/09/26	7,355	7,166,124
4.65%, 07/30/45	5,345	4,704,081
4.65%, 07/23/48 (Call 06/23/48)	8,818	7,827,915
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	3,910	3,849,395
4.75%, 05/18/46	8,738	7,369,717
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)	3,320	3,222,425
5.30%, 05/06/44	4,590	4,188,513
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	3,427	3,321,757
5.50%, 09/13/25	7,203	7,204,297
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	10,765	10,823,669
5.88%, 02/22/33	1,777	1,802,304
5.88%, 01/30/42	4,764	4,960,229
6.00%, 10/31/33	5,110	5,230,647
6.13%, 08/25/36	1,783	1,823,813
6.17%, 05/25/34 (Call 05/25/33)(a)	1,845	1,871,328
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	10,515	11,233,385
6.63%, 01/15/28	1,347	1,435,808
6.63%, 06/15/32	4,015	4,238,114
6.68%, 09/13/43	5,254	5,590,624
8.13%, 07/15/39	8,608	10,918,043
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	2,401	2,183,061
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)	1,913	1,742,877
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	2,377	2,168,989
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(a)	1,985	1,877,929
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	831	653,989
2.64%, 09/30/32 (Call 07/02/32)(b)	1,887	1,305,068
2.85%, 07/27/26 (Call 04/25/26)	2,140	1,862,463
3.25%, 04/30/30 (Call 01/30/30)	2,713	2,213,048
4.30%, 12/03/25 (Call 11/03/25)	829	760,326
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	2,435	2,045,083
Comerica Bank
2.50%, 07/23/24(b)	2,706	2,452,691
4.00%, 07/27/25	2,225	1,929,275
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)	530	406,065
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(b)	2,711	2,180,105

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	$4,135	$4,142,071
5.32%, 03/13/26	305	308,944
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,668	4,390,161
4.38%, 08/04/25	5,357	5,193,719
5.25%, 05/24/41	5,416	5,630,474
5.25%, 08/04/45	4,535	4,213,741
5.75%, 12/01/43	5,410	5,395,014
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	5,000	4,702,600
3.38%, 05/21/25	3,827	3,695,313
3.88%, 08/22/24	330	324,070
5.00%, 01/13/25	1,431	1,426,922
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/23)	250	237,205
Credit Suisse AG/New York NY
1.25%, 08/07/26	4,368	3,746,040
2.95%, 04/09/25	5,494	5,145,955
3.63%, 09/09/24	11,860	11,363,659
3.70%, 02/21/25	7,546	7,167,719
4.75%, 08/09/24	530	516,183
5.00%, 07/09/27	5,595	5,411,652
7.50%, 02/15/28	3,230	3,430,486
7.95%, 01/09/25	2,915	2,953,711
Credit Suisse Group AG
3.75%, 03/26/25	10,429	9,832,461
4.55%, 04/17/26	6,924	6,536,394
4.88%, 05/15/45	8,588	7,273,607
Deutsche Bank AG
4.10%, 01/13/26(b)	3,784	3,613,379
4.50%, 04/01/25	2,388	2,232,183
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	2,955	2,912,241
7.08%, 02/10/34 (Call 02/10/33),
(1-day SOFR + 3.650%)(a)	2,270	2,075,938
Deutsche Bank AG/New York NY
1.69%, 03/19/26	5,468	4,910,975
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	6,814	6,027,869
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	5,933	5,103,151
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	5,130	4,468,076
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	1,784	1,414,427
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	7,232	6,014,999
3.73%, 01/14/32 (Call 01/14/31),
(1-day SOFR + 2.757%)(a)	1,700	1,274,082
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	4,695	3,409,838
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(a)	5,328	5,067,408
4.10%, 01/13/26	3,698	3,428,490
4.16%, 05/13/25	760	734,646
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	3,210	2,681,217
5.37%, 09/09/27	1,269	1,253,747
Security	Par (000)	Value

Banks (continued)
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	$365	$318,689
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	3,510	3,531,481
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,238	3,060,849
2.70%, 02/06/30 (Call 11/06/29)	1,728	1,399,974
3.45%, 07/27/26 (Call 04/27/26)	3,578	3,286,321
4.25%, 03/13/26	1,575	1,489,005
4.65%, 09/13/28 (Call 06/13/28)	4,347	4,038,841
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	2,749	2,356,333
2.38%, 01/28/25 (Call 12/29/24)	2,817	2,619,218
2.55%, 05/05/27 (Call 04/05/27)	3,429	3,015,771
3.95%, 03/14/28 (Call 02/14/28)	105	95,867
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	2,233	2,067,959
4.34%, 04/25/33 (Call 04/05/32),
(1-day SOFR + 1.660%)(a)(b)	1,601	1,433,055
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	2,965	2,770,081
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	3,045	3,060,225
8.25%, 03/01/38	4,792	5,380,122
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	3,076	2,708,141
3.85%, 03/15/26 (Call 02/15/26)	4,444	4,046,662
3.95%, 07/28/25 (Call 06/28/25)	3,042	2,897,292
5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(a)	5,030	4,913,757
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	1,105	1,000,500
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,381	1,170,660
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,290	1,191,160
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3-mo. SOFR + 1.715%)(a)	3,004	2,801,621
6.13%, 03/09/28	1,530	1,518,709
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	200	188,668
Goldman Sachs Capital I, 6.35%, 02/15/34	5,438	5,521,256
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	4,611	4,232,114
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	3,452	3,087,331
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	11,010	9,891,714
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	12,453	10,984,916
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	12,945	11,531,794
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	10,410	8,233,477
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	8,492	6,834,107
2.60%, 02/07/30 (Call 11/07/29)	8,591	7,369,360
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	13,765	11,351,032

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	$8,285	$7,524,437
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	10,260	8,406,018
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	7,990	5,572,546
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	12,770	10,822,320
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	10,413	7,612,840
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.463%)(a)	10,427	10,080,407
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	4,855	3,625,763
3.50%, 01/23/25 (Call 10/23/24)	6,137	5,956,818
3.50%, 04/01/25 (Call 03/01/25)	13,060	12,614,915
3.50%, 11/16/26 (Call 11/16/25)	11,801	11,184,516
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	4,890	4,618,165
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(a)	10,047	9,472,111
3.75%, 05/22/25 (Call 02/22/25)	9,275	8,989,052
3.75%, 02/25/26 (Call 11/25/25)	8,903	8,603,681
3.80%, 03/15/30 (Call 12/15/29)	10,302	9,550,366
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	8,159	7,608,675
3.85%, 07/08/24 (Call 04/08/24)	11,215	11,039,597
3.85%, 01/26/27 (Call 01/26/26)	12,484	11,999,621
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.634%)(a)	8,826	7,443,142
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.562%)(a)	10,531	9,980,439
4.25%, 10/21/25	7,684	7,485,676
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	3,541	3,472,730
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(a)	5,168	4,503,757
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	9,745	9,479,936
4.75%, 10/21/45 (Call 04/21/45)	6,469	5,788,979
4.80%, 07/08/44 (Call 01/08/44)	8,754	7,919,481
5.15%, 05/22/45	8,997	8,316,017
5.70%, 11/01/24	5,210	5,220,107
5.95%, 01/15/27	4,133	4,236,118
6.13%, 02/15/33	4,018	4,285,277
6.25%, 02/01/41	7,061	7,544,961
6.45%, 05/01/36	3,867	4,059,074
6.75%, 10/01/37	20,785	22,190,066
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	935	909,718
5.88%, 11/01/34	1,130	1,119,220
7.00%, 01/15/39	2,525	2,741,847
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	4,850	4,304,618
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	9,718	8,972,435
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)	2,300	1,990,719
Security	Par (000)	Value

Banks (continued)
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	$3,240	$3,010,835
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	3,400	2,868,036
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	6,730	5,990,979
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	6,433	5,174,512
2.63%, 11/07/25 (Call 11/07/24),
(1-day SOFR + 1.401%)(a)	8,363	7,958,816
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	8,960	7,275,251
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)	3,333	2,784,022
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	6,900	5,588,862
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	4,515	4,289,385
3.90%, 05/25/26	11,129	10,728,245
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(a)	11,900	10,852,919
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(a)	8,996	8,491,684
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(a)	4,140	4,054,343
4.25%, 08/18/25	6,991	6,761,206
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. LIBOR US + 1.348%)(a)	10,449	10,102,825
4.30%, 03/08/26	12,967	12,659,941
4.38%, 11/23/26	6,651	6,385,559
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(a)	13,982	13,253,957
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	10,670	10,346,379
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	6,215	5,620,162
4.95%, 03/31/30	10,400	10,160,592
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	2,550	2,518,788
5.25%, 03/14/44	3,829	3,437,178
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)	7,555	7,395,438
6.10%, 01/14/42	3,612	3,813,947
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	5,855	5,968,470
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	11,455	11,788,570
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	8,155	8,440,588
6.50%, 05/02/36	8,547	8,680,083
6.50%, 09/15/37	8,037	8,050,095
6.80%, 06/01/38	7,217	7,327,451
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	8,935	9,311,968
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	8,435	9,009,592
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	9,595	10,690,653

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc.
3.50%, 06/23/24	$2,203	$2,149,798
5.63%, 03/17/25	1,240	1,242,393
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	3,075	2,138,816
2.55%, 02/04/30 (Call 11/04/29)	2,727	2,168,619
2.63%, 08/06/24 (Call 07/06/24)	3,433	3,248,991
4.00%, 05/15/25 (Call 04/15/25)	2,196	2,075,813
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	2,195	2,038,014
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	1,414	1,297,232
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)	2,305	2,151,349
5.65%, 01/10/30 (Call 11/10/29)	1,660	1,593,733
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(a)	2,255	2,141,461
Indonesia Government International Bond, 3.54%, 11/08/27	3,010	2,901,219
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	3,336	2,992,892
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	2,343	1,938,223
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(a)	640	617,318
3.95%, 03/29/27	9,095	8,677,358
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	1,423	1,349,616
4.05%, 04/09/29	5,320	5,015,643
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	2,425	2,217,929
4.55%, 10/02/28	4,131	4,005,996
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(a)	9,129	8,589,202
0.82%, 06/01/25 (Call 06/01/24),
(3-mo. SOFR + 0.540%)(a)	8,055	7,657,405
0.97%, 06/23/25 (Call 06/23/24),
(3-mo. SOFR + 0.580%)(a)	11,688	11,111,431
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	4,196	3,752,399
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	2,507	2,259,033
1.05%, 06/23/27 (Call 12/23/25)	120	103,372
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	7,238	6,412,361
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(a)	12,000	11,258,280
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	5,371	4,822,889
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	2,400	1,895,400
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	5,030	4,006,898
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(a)	9,385	8,829,877
Security	Par (000)	Value

Banks (continued)
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(a)	$8,641	$7,470,749
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(a)	13,188	12,405,556
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	7,100	6,335,543
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(a)	7,926	7,574,561
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	13,516	11,484,951
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)	2,920	1,983,089
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	8,420	6,903,390
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	5,569	4,639,255
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(a)	2,278	2,168,929
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	7,661	6,643,926
2.95%, 10/01/26 (Call 07/01/26)	12,326	11,620,953
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	3,769	3,486,023
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	4,291	3,666,917
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	11,035	9,343,224
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	8,083	6,039,213
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	10,335	7,134,767
3.13%, 01/23/25 (Call 10/23/24)	8,557	8,304,740
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(a)	4,680	3,506,818
3.20%, 06/15/26 (Call 03/15/26)	6,565	6,259,793
3.30%, 04/01/26 (Call 01/01/26)	10,919	10,502,113
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	10,180	7,293,665
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 0.945%)(a)	10,763	10,037,574
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	7,060	6,666,405
3.63%, 12/01/27 (Call 12/01/26)	7,136	6,757,150
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	10,731	9,925,531
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	12,056	11,470,922
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(a)	6,250	6,127,125
3.88%, 09/10/24	11,251	11,037,118
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	10,741	9,231,352
3.90%, 07/15/25 (Call 04/15/25)	10,470	10,290,125
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	8,428	6,745,940
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(a)	9,273	8,968,660
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	10,635	8,619,455

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	$5,614	$5,331,728
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	7,586	6,174,397
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(a)	11,130	10,898,607
4.13%, 12/15/26	10,296	10,079,269
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	10,052	9,626,298
4.25%, 10/01/27	3,868	3,775,864
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	9,424	8,096,064
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	12,238	11,912,714
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.330%)(a)	9,646	9,316,107
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	12,270	11,845,213
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	8,426	8,151,902
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	7,980	7,633,189
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	6,600	6,569,244
4.85%, 02/01/44	5,074	4,779,911
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	16,575	16,245,157
4.95%, 06/01/45	5,131	4,751,101
5.35%, 06/01/34 (Call 06/01/33)(a)	7,040	7,128,845
5.40%, 01/06/42	6,508	6,525,702
5.50%, 10/15/40	6,249	6,343,922
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(a)	13,160	13,177,240
5.60%, 07/15/41	8,450	8,765,861
5.63%, 08/16/43	6,513	6,585,425
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	13,950	14,099,683
6.40%, 05/15/38	8,581	9,579,142
7.63%, 10/15/26	4,266	4,599,985
7.75%, 07/15/25	980	1,033,430
8.00%, 04/29/27	6,131	6,794,742
8.75%, 09/01/30	1,354	1,642,307
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	2,423	2,129,550
KeyBank NA/Cleveland OH
3.30%, 06/01/25	925	833,397
3.40%, 05/20/26	3,075	2,616,302
3.90%, 04/13/29 (Call 03/13/29)	1,963	1,526,213
4.15%, 08/08/25	1,650	1,513,562
4.39%, 12/14/27	5	4,323
4.70%, 01/26/26 (Call 12/26/25)	270	249,153
4.90%, 08/08/32	2,090	1,676,013
5.85%, 11/15/27 (Call 10/16/27)	4,428	4,101,922
6.95%, 02/01/28	60	54,952
KeyCorp
2.25%, 04/06/27	2,694	2,223,681
2.55%, 10/01/29	3,246	2,496,271
4.10%, 04/30/28	3,521	3,078,058
4.15%, 10/29/25	1,729	1,579,656
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	3,493	3,020,292
Security	Par (000)	Value

Banks (continued)
Korea Development Bank (The)
0.75%, 01/25/25	$2,085	$1,945,785
0.80%, 07/19/26	2,265	1,991,229
1.00%, 09/09/26	1,800	1,584,504
1.63%, 01/19/31	2,040	1,660,682
2.00%, 09/12/26(b)	925	842,074
2.00%, 10/25/31	3,125	2,576,719
2.13%, 10/01/24	1,602	1,540,547
2.25%, 02/24/27	350	323,019
3.00%, 01/13/26	3,563	3,387,451
3.38%, 09/16/25(b)	2,710	2,613,578
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(b)(c)	9,730	5,882,174
0.00%, 06/29/37(c)	13,951	8,022,383
0.38%, 07/18/25	9,795	9,016,885
0.50%, 09/20/24	1,240	1,171,564
0.63%, 01/22/26	6,585	6,004,664
0.75%, 09/30/30	4,289	3,467,442
1.00%, 10/01/26	1,994	1,805,108
1.25%, 01/31/25	11,315	10,700,143
1.38%, 08/05/24	11,520	11,048,947
1.75%, 09/14/29	8,717	7,727,010
2.00%, 05/02/25	7,343	7,004,194
2.50%, 11/20/24	26,420	25,570,333
2.88%, 04/03/28	8,632	8,244,855
3.00%, 05/20/27	1,090	1,049,823
3.13%, 06/10/25	805	783,853
3.38%, 08/23/24	3,215	3,154,204
3.63%, 04/01/26	1,140	1,124,485
3.75%, 02/15/28	1,325	1,316,202
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	2,070	1,887,467
0.88%, 09/03/30	3,200	2,598,176
1.75%, 07/27/26	4,515	4,194,977
2.00%, 01/13/25	9,347	8,954,146
2.38%, 06/10/25	4,305	4,122,339
3.88%, 09/28/27	680	677,776
Series 37, 2.50%, 11/15/27	2,837	2,668,652
Series 40, 0.50%, 05/27/25	6,210	5,734,252
Lloyds Bank PLC, 3.50%, 05/14/25	200	191,032
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	2,030	1,814,576
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	4,692	4,425,494
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(a)	3,067	2,027,379
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(a)	5,950	5,690,818
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	5,052	4,628,238
3.75%, 01/11/27	5,949	5,638,581
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	6,740	6,292,262
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(a)	3,960	3,863,495
4.34%, 01/09/48	5,704	4,270,300
4.38%, 03/22/28	2,228	2,145,319
4.45%, 05/08/25	7,102	6,932,617
4.50%, 11/04/24	2,620	2,545,749

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 08/16/28	$6,323	$6,080,829
4.58%, 12/10/25	5,168	4,961,332
4.65%, 03/24/26	5,644	5,388,496
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(a)	3,018	2,951,845
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	1,890	1,789,792
5.30%, 12/01/45	3,634	3,169,248
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	2,235	2,253,372
7.95%, 11/15/33 (Call 11/15/32),
(1-year CMT + 3.750%)(a)	4,190	4,588,301
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	344	330,529
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	3,075	2,891,207
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	2,590	2,389,353
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	3,412	3,189,367
3.40%, 08/17/27	1,870	1,612,651
4.65%, 01/27/26 (Call 12/27/25)	2,085	1,979,040
4.70%, 01/27/28 (Call 12/27/27)	2,405	2,248,651
5.40%, 11/21/25 (Call 10/21/25)(b)	2,135	2,079,298
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24),
(1-year CMT + 0.550%)(a)	1,835	1,732,405
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(a)	3,440	3,211,446
1.41%, 07/17/25	3,324	3,049,138
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	3,435	3,041,658
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	3,380	2,977,104
2.05%, 07/17/30	1,825	1,489,346
2.19%, 02/25/25	7,214	6,809,222
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	5,924	4,748,264
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	7,615	6,849,540
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	3,159	2,556,579
2.56%, 02/25/30	4,440	3,796,999
2.76%, 09/13/26	2,905	2,683,203
2.80%, 07/18/24	6,596	6,387,830
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	3,640	3,029,463
3.20%, 07/18/29	7,029	6,263,120
3.29%, 07/25/27	3,717	3,472,273
3.68%, 02/22/27	3,619	3,510,828
3.74%, 03/07/29	4,864	4,533,832
3.75%, 07/18/39	5,750	4,845,813
3.78%, 03/02/25	5,231	5,080,138
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)	2,775	2,687,615
3.85%, 03/01/26	2,954	2,848,513
3.96%, 03/02/28	5,453	5,216,831
4.05%, 09/11/28	4,101	3,931,383
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	3,385	3,236,602
Security	Par (000)	Value

Banks (continued)
4.15%, 03/07/39	$2,286	$2,040,346
4.29%, 07/26/38	2,237	2,020,637
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(a)	2,755	2,559,753
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(a)	4,750	4,701,075
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	5,870	5,805,489
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(a)	3,615	3,584,128
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	5,650	5,582,765
5.24%, 04/19/29 (Call 04/19/28)(a)	2,225	2,219,771
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	3,960	3,969,227
5.41%, 04/19/34 (Call 04/19/33)(a)	2,755	2,768,527
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	3,695	3,711,369
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)	2,480	2,499,369
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)	3,280	3,329,692
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	3,100	3,130,008
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	1,675	1,670,679
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(a)	5,205	5,203,282
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	3,293	2,903,504
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	3,268	2,892,343
1.98%, 09/08/31 (Call 09/08/30),
(1-day SOFR + 1.532%)(a)	1,820	1,439,820
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	1,408	1,109,546
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(a)	3,755	3,036,744
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. LIBOR US + 0.830%)(a)	3,239	3,021,274
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)(b)	2,505	1,984,236
2.56%, 09/13/25 (Call 09/13/24),
(1-day SOFR + 1.362%)(a)	2,913	2,788,324
2.56%, 09/13/31	3,638	2,875,111
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. LIBOR US + 1.070%)(a)	2,058	1,715,055
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	4,525	4,251,238
2.84%, 07/16/25 (Call 07/16/24),
(1-day SOFR + 1.242%)(a)	2,226	2,146,398
2.84%, 09/13/26	2,447	2,260,685
2.87%, 09/13/30 (Call 09/13/29),
(1-day SOFR + 1.572%)(a)	2,310	1,984,914
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	3,098	2,719,796
3.17%, 09/11/27	4,368	4,030,310
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(a)	1,920	1,713,888

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.66%, 02/28/27	$2,692	$2,559,204
4.02%, 03/05/28	5,305	5,038,954
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	3,745	3,547,002
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)	2,730	2,743,186
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	2,890	2,929,420
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	2,780	2,826,593
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(a)	3,075	3,121,064
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	3,170	3,236,063
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	10,479	9,370,636
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(a)	10,930	10,211,899
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	10,519	9,372,008
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(a)	4,288	3,853,626
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	7,295	5,668,580
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	14,200	11,087,928
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	12,259	11,573,354
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	9,557	7,617,025
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	8,720	7,911,830
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	16,423	12,397,723
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	9,768	7,938,747
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	7,556	7,183,791
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	13,887	11,879,773
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(a)	8,689	8,380,540
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)	6,984	4,490,572
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	6,408	5,352,538
3.13%, 07/27/26	11,027	10,403,092
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	4,541	3,405,205
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(a)	10,827	10,107,654
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	5,144	4,654,497
3.63%, 01/20/27	10,635	10,188,862
3.70%, 10/23/24	13,108	12,811,235
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.140%)(a)	10,829	10,149,264
3.88%, 01/27/26	12,212	11,890,214
3.95%, 04/23/27	7,570	7,199,827
Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(a)	$10,615	$9,034,320
4.00%, 07/23/25	8,028	7,854,997
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	5,640	5,439,103
4.30%, 01/27/45	7,279	6,301,940
4.35%, 09/08/26	9,974	9,724,550
4.38%, 01/22/47	9,460	8,217,902
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(a)	10,598	10,175,776
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	5,312	4,763,536
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	7,195	7,120,460
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	7,005	6,766,270
5.00%, 11/24/25	8,971	8,957,454
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	3,880	3,869,951
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	5,840	5,815,063
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	10,535	10,509,927
5.25%, 04/21/34(a)	9,670	9,619,039
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	4,500	4,276,980
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	7,730	8,001,710
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	4,650	4,600,710
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	630	643,803
6.25%, 08/09/26	5,311	5,486,794
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	5,635	5,860,400
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	11,870	12,721,910
6.38%, 07/24/42	7,848	8,633,428
7.25%, 04/01/32	8,424	9,692,991
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(a)	4,493	4,175,794
Morgan Stanley Bank NA, 4.75%, 04/21/26
(Call 03/21/26)	6,990	6,963,857
National Australia Bank Ltd.
3.91%, 06/09/27	250	242,253
4.94%, 01/12/28	3,325	3,354,493
4.97%, 01/12/26	2,399	2,407,804
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,156	5,748,781
3.38%, 01/14/26	3,799	3,656,272
3.50%, 06/09/25	275	266,819
5.13%, 11/22/24	1,085	1,087,289
National Bank of Canada
0.75%, 08/06/24	3,910	3,689,359
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(a)	2,590	2,534,833
5.25%, 01/17/25	1,420	1,407,419
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	4,635	4,104,617

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	$4,713	$3,632,026
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	4,007	3,643,926
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(a)	3,067	2,886,568
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	2,574	2,408,054
4.80%, 04/05/26	5,963	5,878,206
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	8,025	7,755,440
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	7,160	6,950,355
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	2,700	2,692,251
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	1,515	1,519,348
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(b)	1,210	1,235,350
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	5,475	5,688,963
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	3,086	2,545,981
3.15%, 05/03/29 (Call 02/03/29)	3,502	3,235,988
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	4,686	4,185,301
3.65%, 08/03/28 (Call 05/03/28)	500	480,320
3.95%, 10/30/25	4,361	4,215,691
4.00%, 05/10/27 (Call 04/10/27)	5,370	5,221,412
6.13%, 11/02/32 (Call 08/02/32)	3,746	3,930,303
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,565	2,345,385
0.50%, 09/16/24	456	430,966
0.50%, 02/02/26	1,055	955,197
1.50%, 02/12/25	6,670	6,320,559
2.88%, 05/23/25	865	836,533
3.63%, 09/09/27	100	98,529
4.13%, 01/20/26	2,425	2,415,688
4.25%, 03/01/28	1,375	1,392,380
4.63%, 11/03/25	285	286,927
PNC Bank NA
2.70%, 10/22/29	3,817	3,260,443
2.95%, 02/23/25 (Call 01/23/25)	2,486	2,358,667
3.10%, 10/25/27 (Call 09/25/27)	4,118	3,786,336
3.25%, 06/01/25 (Call 05/02/25)	3,387	3,232,587
3.25%, 01/22/28 (Call 12/23/27)	3,099	2,845,812
3.30%, 10/30/24 (Call 09/30/24)	1,976	1,910,081
3.88%, 04/10/25 (Call 03/10/25)	2,971	2,840,603
4.05%, 07/26/28	5,109	4,743,911
4.20%, 11/01/25 (Call 10/01/25)	2,038	1,952,322
2.50%, 08/27/24 (Call 07/27/24)	4,128	3,955,326
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,066	2,690,231
2.20%, 11/01/24 (Call 10/02/24)	2,862	2,722,191
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	3,213	2,596,104
2.55%, 01/22/30 (Call 10/24/29)	9,112	7,702,100
2.60%, 07/23/26 (Call 05/24/26)	3,121	2,898,067
3.15%, 05/19/27 (Call 04/19/27)	2,952	2,752,415
3.45%, 04/23/29 (Call 01/23/29)	6,225	5,690,522
Security	Par (000)	Value

Banks (continued)
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	$912	$830,203
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	4,755	4,698,653
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	9,205	8,886,783
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(a)	3,425	3,419,863
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(a)	710	707,849
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	3,610	3,718,156
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,025	2,018,581
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,760	2,228,065
2.25%, 05/18/25 (Call 04/18/25)	3,125	2,884,625
7.38%, 12/10/37	1,783	1,885,077
Royal Bank of Canada
0.65%, 07/29/24	5,329	5,042,779
0.75%, 10/07/24	5,862	5,509,401
0.88%, 01/20/26	3,649	3,288,588
1.15%, 06/10/25	4,596	4,240,545
1.15%, 07/14/26	4,867	4,344,966
1.20%, 04/27/26	5,995	5,381,292
1.40%, 11/02/26	4,953	4,401,880
1.60%, 01/21/25	1,450	1,369,540
2.05%, 01/21/27	1,205	1,090,561
2.25%, 11/01/24	7,540	7,217,514
2.30%, 11/03/31	5,930	4,839,177
2.55%, 07/16/24	5,241	5,073,969
3.38%, 04/14/25	1,630	1,578,036
3.63%, 05/04/27	3,204	3,054,694
3.88%, 05/04/32	2,140	1,959,812
3.97%, 07/26/24	3,475	3,416,446
4.24%, 08/03/27	6,184	6,007,570
4.65%, 01/27/26	7,077	6,962,565
4.88%, 01/12/26	4,895	4,871,798
4.90%, 01/12/28	3,600	3,574,620
4.95%, 04/25/25	3,250	3,230,370
5.00%, 02/01/33	7,170	7,071,986
5.00%, 05/02/33	3,695	3,632,850
5.66%, 10/25/24	2,615	2,625,852
6.00%, 11/01/27	2,415	2,502,254
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	4,090	3,584,558
3.24%, 10/05/26 (Call 08/05/26)	4,079	3,701,978
3.45%, 06/02/25 (Call 05/02/25)	4,309	4,100,358
3.50%, 06/07/24 (Call 05/07/24)	4,782	4,647,817
4.26%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.380%)(a)	115	110,068
4.40%, 07/13/27 (Call 04/14/27)	4,433	4,213,611
4.50%, 07/17/25 (Call 04/17/25)	4,536	4,387,764
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	2,240	2,211,776
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	3,245	3,290,203
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	4,297	3,843,795

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	$6,457	$5,594,087
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	2,683	2,358,250
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	1,105	900,321
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	5,191	4,727,288
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	3,050	3,106,669
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)	2,050	2,074,785
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	2,095	1,872,658
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)(b)	1,480	1,391,289
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	2,300	2,091,505
2.20%, 03/03/31	1,625	1,313,569
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	3,534	3,376,419
2.40%, 01/24/30	4,488	3,848,595
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	3,000	2,492,100
2.65%, 05/19/26	3,616	3,407,972
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(a)	3,404	3,252,930
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	1,725	1,497,128
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	2,031	1,809,113
3.30%, 12/16/24	4,182	4,057,669
3.55%, 08/18/25	4,222	4,106,317
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. LIBOR US + 1.030%)(a)	1,343	1,281,209
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	2,445	2,269,596
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	1,165	1,116,606
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)(b)	1,795	1,750,107
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(a)	625	620,625
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	1,670	1,666,092
5.16%, 05/18/34 (Call 05/18/33)(a)	1,915	1,908,642
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	1,765	1,785,086
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	2,180	2,242,784
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,115	2,068,766
3.65%, 07/23/25	3,800	3,652,978
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,645	1,471,288
1.40%, 09/17/26	7,015	6,198,664
1.47%, 07/08/25	1,534	1,412,047
1.71%, 01/12/31	3,245	2,543,691
1.90%, 09/17/28	6,265	5,315,226
Security	Par (000)	Value

Banks (continued)
2.13%, 07/08/30	$4,140	$3,396,870
2.14%, 09/23/30	2,596	2,076,488
2.17%, 01/14/27	1,356	1,221,309
2.22%, 09/17/31	2,795	2,244,217
2.30%, 01/12/41	840	555,072
2.35%, 01/15/25	2,249	2,133,761
2.45%, 09/27/24	2,951	2,829,389
2.47%, 01/14/29	1,555	1,343,940
2.63%, 07/14/26	8,778	8,123,776
2.70%, 07/16/24	8,630	8,345,296
2.72%, 09/27/29	1,396	1,201,747
2.75%, 01/15/30	5,295	4,583,511
2.93%, 09/17/41	3,635	2,565,983
3.01%, 10/19/26	5,498	5,120,727
3.04%, 07/16/29	8,955	7,912,638
3.05%, 01/14/42	2,185	1,583,732
3.20%, 09/17/29	1,626	1,429,335
3.35%, 10/18/27	3,939	3,664,137
3.36%, 07/12/27	2,706	2,548,863
3.45%, 01/11/27	3,337	3,146,290
3.54%, 01/17/28	4,551	4,252,454
3.78%, 03/09/26	6,804	6,550,415
3.94%, 07/19/28	3,694	3,483,627
4.31%, 10/16/28	3,997	3,826,208
5.46%, 01/13/26	4,450	4,468,334
5.52%, 01/13/28	5,940	6,034,981
5.71%, 01/13/30	4,315	4,427,880
5.77%, 01/13/33	5,055	5,271,354
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,700	2,567,484
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	3,637	3,396,412
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	790	699,719
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(b)	305	281,237
Toronto-Dominion Bank (The)
0.70%, 09/10/24	4,625	4,354,484
0.75%, 09/11/25	1,595	1,447,144
0.75%, 01/06/26	7,310	6,542,596
1.15%, 06/12/25	2,530	2,328,966
1.20%, 06/03/26	5,910	5,267,228
1.25%, 12/13/24	2,823	2,651,418
1.25%, 09/10/26	7,033	6,220,337
1.45%, 01/10/25	4,090	3,861,942
1.95%, 01/12/27	3,955	3,554,161
2.00%, 09/10/31	4,888	3,881,219
2.45%, 01/12/32	3,890	3,171,712
2.65%, 06/12/24	4,580	4,444,020
2.80%, 03/10/27	5,910	5,441,455
3.20%, 03/10/32	4,660	4,025,401
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	6,691	6,233,603
3.77%, 06/06/25	5,065	4,922,471
4.11%, 06/08/27	4,565	4,396,643
4.29%, 09/13/24	4,266	4,201,157
4.46%, 06/08/32	2,230	2,108,309
4.69%, 09/15/27	5,350	5,251,346
5.10%, 01/09/26	670	669,632
5.16%, 01/10/28	4,090	4,100,184
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,413	3,144,397
2.15%, 12/06/24 (Call 11/06/24)	5,796	5,442,154

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 03/11/30 (Call 12/11/29)	$4,990	$3,968,846
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(a)	4,440	4,101,583
3.30%, 05/15/26 (Call 04/15/26)	4,774	4,364,391
3.63%, 09/16/25 (Call 08/16/25)	5,049	4,717,028
3.80%, 10/30/26 (Call 09/30/26)	2,811	2,560,456
4.05%, 11/03/25 (Call 09/03/25)	2,695	2,581,271
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	4,247	3,588,205
1.20%, 08/05/25 (Call 07/03/25)	2,704	2,446,282
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	2,500	2,215,875
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	4,055	3,369,867
1.95%, 06/05/30 (Call 03/05/30)	1,275	1,022,435
2.50%, 08/01/24 (Call 07/01/24)	4,643	4,456,119
2.85%, 10/26/24 (Call 09/26/24)	4,699	4,503,475
3.70%, 06/05/25 (Call 05/05/25)	3,814	3,664,949
3.88%, 03/19/29 (Call 02/19/29)	2,631	2,359,165
4.00%, 05/01/25 (Call 03/01/25)	3,102	2,989,211
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	3,110	2,946,010
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	4,191	4,029,437
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	3,385	3,277,391
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	4,865	4,429,777
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	2,100	2,006,109
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	4,405	4,364,694
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	4,583	4,703,212
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	2,566	1,951,084
1.45%, 05/12/25 (Call 04/11/25)	5,356	4,952,211
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	3,780	3,371,306
2.40%, 07/30/24 (Call 06/30/24)	5,525	5,311,459
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	5,910	4,360,457
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	4,858	3,904,180
3.00%, 07/30/29 (Call 04/30/29)	2,903	2,475,882
3.10%, 04/27/26 (Call 03/27/26)	3,851	3,560,018
3.60%, 09/11/24 (Call 08/11/24)	4,030	3,921,795
3.90%, 04/26/28 (Call 03/26/28)	4,384	4,142,880
3.95%, 11/17/25 (Call 10/17/25)	2,810	2,722,665
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	6,025	5,798,219
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	4,450	4,295,852
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	4,230	3,969,686
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	7,095	6,430,766
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	5,185	5,156,120
Security	Par (000)	Value

Banks (continued)
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	$4,545	$4,584,860
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,117	4,710,915
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,672	4,357,434
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,478	3,287,997
2.80%, 01/27/25 (Call 12/27/24)	4,002	3,822,590
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	720	544,860
Wachovia Corp.
5.50%, 08/01/35	7,426	7,310,006
7.57%, 08/01/26(d)	355	376,240
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(b)	1,645	1,433,683
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(a)	11,578	10,936,000
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(a)	8,306	7,813,620
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	9,226	8,251,550
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.087%)(a)	10,830	10,353,588
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(a)	11,078	9,352,823
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	12,376	10,705,240
3.00%, 02/19/25	8,887	8,555,604
3.00%, 04/22/26	13,860	13,117,520
3.00%, 10/23/26	15,123	14,106,281
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	14,190	10,307,332
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	9,983	9,378,929
3.30%, 09/09/24	9,219	8,991,014
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	9,145	7,850,891
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	11,100	10,422,900
3.55%, 09/29/25	10,315	9,961,092
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	14,004	13,152,837
3.90%, 05/01/45	7,711	6,099,093
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	9,030	8,792,872
4.10%, 06/03/26	9,142	8,812,248
4.15%, 01/24/29 (Call 10/24/28)	8,977	8,509,388
4.30%, 07/22/27	6,751	6,513,972
4.40%, 06/14/46	7,807	6,287,680
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(a)	7,132	6,785,385
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	3,990	3,924,764
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	11,470	9,901,592
4.65%, 11/04/44	7,913	6,702,074
4.75%, 12/07/46	8,170	6,864,352
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	7,840	7,726,320

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	$14,195	$13,716,203
4.90%, 11/17/45	8,028	6,986,447
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	19,981	18,236,459
5.38%, 02/07/35	1,210	1,210,895
5.38%, 11/02/43	7,298	6,858,368
5.39%, 04/24/34 (Call 04/24/33)(a)	9,105	9,102,997
5.61%, 01/15/44	9,603	9,166,928
5.95%, 12/01/86	1,980	1,956,220
Series B, 7.95%, 11/15/29	764	841,508
Wells Fargo Bank NA
5.85%, 02/01/37	2,564	2,619,767
5.95%, 08/26/36	2,682	2,724,322
6.60%, 01/15/38	3,961	4,365,260
Westpac Banking Corp.
1.02%, 11/18/24	3,615	3,414,187
1.15%, 06/03/26	8,660	7,774,602
1.95%, 11/20/28	5,145	4,454,953
2.15%, 06/03/31	5,510	4,621,292
2.35%, 02/19/25	4,432	4,241,247
2.65%, 01/16/30	3,539	3,137,607
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	3,794	2,922,025
2.70%, 08/19/26	4,121	3,859,523
2.85%, 05/13/26	7,625	7,241,005
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	6,603	6,158,090
2.96%, 11/16/40	2,441	1,617,455
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	5,400	4,161,024
3.13%, 11/18/41	4,619	3,111,081
3.35%, 03/08/27	4,460	4,250,335
3.40%, 01/25/28	4,745	4,502,625
3.74%, 08/26/25	75	73,100
4.04%, 08/26/27	1,536	1,504,266
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	4,673	4,136,540
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	6,208	5,799,265
4.42%, 07/24/39	4,142	3,423,404
5.35%, 10/18/24	1,455	1,461,533
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	1,265	1,199,220
5.46%, 11/18/27	6,492	6,692,343
Wintrust Financial Corp., 4.85%, 06/06/29	787	700,406
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,926	1,372,814
		5,003,089,534
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	19,668	19,265,003
4.90%, 02/01/46 (Call 08/01/45)	32,266	30,630,114
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	125	108,049
4.63%, 02/01/44	4,728	4,362,762
4.70%, 02/01/36 (Call 08/01/35)	3,031	2,954,346
4.90%, 02/01/46 (Call 08/01/45)	5,194	4,898,358
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	3,671	3,442,260
Security	Par (000)	Value

Beverages (continued)
3.65%, 02/01/26 (Call 11/01/25)	$13,659	$13,302,500
3.75%, 07/15/42	235	196,610
4.00%, 04/13/28 (Call 01/13/28)	10,459	10,239,047
4.35%, 06/01/40 (Call 12/01/39)	5,269	4,833,675
4.38%, 04/15/38 (Call 10/15/37)	4,238	3,973,634
4.44%, 10/06/48 (Call 04/06/48)	6,840	6,141,362
4.50%, 06/01/50 (Call 12/01/49)	780	705,744
4.60%, 04/15/48 (Call 10/15/47)	6,695	6,152,973
4.60%, 06/01/60 (Call 12/01/59)	900	804,591
4.75%, 01/23/29 (Call 10/23/28)	14,182	14,285,245
4.75%, 04/15/58 (Call 10/15/57)	1,585	1,455,173
4.90%, 01/23/31 (Call 10/23/30)	3,214	3,315,884
4.95%, 01/15/42	5,210	5,049,740
5.45%, 01/23/39 (Call 07/23/38)	8,080	8,392,292
5.55%, 01/23/49 (Call 07/23/48)	13,920	14,553,499
5.80%, 01/23/59 (Call 07/23/58)	7,246	7,800,319
5.88%, 06/15/35	620	667,907
8.00%, 11/15/39	1,600	2,030,848
8.20%, 01/15/39	4,751	6,189,128
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	550	536,685
4.00%, 04/15/38 (Call 10/15/37)	996	883,223
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,361,115
4.75%, 04/15/33 (Call 01/15/33)	2,110	2,113,482
Coca-Cola Co. (The)
1.00%, 03/15/28	3,444	2,976,856
1.38%, 03/15/31	2,335	1,880,259
1.45%, 06/01/27	2,312	2,097,377
1.50%, 03/05/28	2,420	2,150,581
1.65%, 06/01/30	4,049	3,392,090
1.75%, 09/06/24	4,703	4,546,202
2.00%, 03/05/31	2,749	2,322,520
2.13%, 09/06/29	5,993	5,285,227
2.25%, 01/05/32	8,785	7,522,420
2.50%, 06/01/40	3,068	2,292,962
2.50%, 03/15/51	4,780	3,214,693
2.60%, 06/01/50	6,004	4,155,068
2.75%, 06/01/60	4,131	2,815,814
2.88%, 05/05/41	5,500	4,282,685
2.90%, 05/25/27	3,328	3,171,983
3.00%, 03/05/51	3,690	2,757,574
3.38%, 03/25/27	2,712	2,643,359
3.45%, 03/25/30	6,193	5,889,233
4.20%, 03/25/50	3,216	2,977,373
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	3,202	3,123,167
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	3,103	2,466,264
2.75%, 01/22/30 (Call 10/22/29)	2,438	2,173,623
5.25%, 11/26/43	2,462	2,470,789
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	390	318,408
2.88%, 05/01/30 (Call 02/01/30)	3,175	2,769,108
3.15%, 08/01/29 (Call 05/01/29)	3,527	3,182,236
3.50%, 05/09/27 (Call 02/09/27)	2,100	2,006,466
3.60%, 02/15/28 (Call 11/15/27)	2,120	1,997,909
3.70%, 12/06/26 (Call 09/06/26)	3,430	3,291,702
3.75%, 05/01/50 (Call 11/01/49)	2,370	1,816,297
4.10%, 02/15/48 (Call 08/15/47)	2,251	1,803,479
4.35%, 05/09/27 (Call 04/09/27)	2,475	2,428,519

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.40%, 11/15/25 (Call 09/15/25)	$2,254	$2,213,992
4.50%, 05/09/47 (Call 11/09/46)	1,980	1,684,010
4.65%, 11/15/28 (Call 08/15/28)	2,692	2,664,595
4.75%, 11/15/24	3,333	3,304,070
4.75%, 12/01/25	1,887	1,874,093
4.75%, 05/09/32 (Call 02/09/32)	620	603,793
4.90%, 05/01/33 (Call 02/01/33)	2,830	2,780,135
5.00%, 02/02/26 (Call 02/02/24)	475	475,090
5.25%, 11/15/48 (Call 05/15/48)	2,205	2,069,216
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,026	2,801,501
2.00%, 04/29/30 (Call 01/29/30)	4,226	3,579,253
2.13%, 10/24/24 (Call 09/24/24)	3,725	3,571,269
2.13%, 04/29/32 (Call 01/29/32)	3,443	2,826,152
2.38%, 10/24/29 (Call 07/24/29)	2,275	1,995,676
3.88%, 05/18/28 (Call 02/18/28)	1,919	1,863,234
3.88%, 04/29/43 (Call 10/29/42)	2,262	1,918,221
5.20%, 10/24/25	3,410	3,441,372
5.30%, 10/24/27 (Call 09/24/27)	3,535	3,640,237
5.50%, 01/24/33 (Call 10/24/32)	2,445	2,601,847
5.88%, 09/30/36	2,580	2,807,169
Diageo Investment Corp.
4.25%, 05/11/42	972	880,992
7.45%, 04/15/35	1,980	2,412,313
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,993	2,478,533
2.55%, 09/15/26 (Call 06/15/26)	2,213	2,054,704
3.20%, 05/01/30 (Call 02/01/30)	1,864	1,688,076
3.35%, 03/15/51 (Call 09/15/50)	3,535	2,458,981
3.40%, 11/15/25 (Call 08/15/25)	3,124	3,014,348
3.43%, 06/15/27 (Call 03/15/27)	2,818	2,684,342
3.80%, 05/01/50 (Call 11/01/49)	1,950	1,498,809
3.95%, 04/15/29 (Call 02/15/29)	4,295	4,102,026
4.05%, 04/15/32 (Call 01/15/32)	3,505	3,264,907
4.42%, 05/25/25 (Call 03/25/25)	1,210	1,195,395
4.42%, 12/15/46 (Call 06/15/46)	1,849	1,566,695
4.50%, 11/15/45 (Call 05/15/45)	3,085	2,682,284
4.50%, 04/15/52 (Call 10/15/51)	2,995	2,584,296
4.60%, 05/25/28 (Call 02/25/28)	1,335	1,320,983
5.09%, 05/25/48 (Call 11/25/47)	50	46,629
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	5,596	5,272,439
4.20%, 07/15/46 (Call 01/15/46)	6,972	5,622,081
5.00%, 05/01/42	4,357	4,032,491
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	2,890	2,344,397
1.63%, 05/01/30 (Call 02/01/30)	4,638	3,876,162
1.95%, 10/21/31 (Call 07/21/31)	5,030	4,185,865
2.25%, 03/19/25 (Call 02/19/25)	7,926	7,613,082
2.38%, 10/06/26 (Call 07/06/26)	4,682	4,411,099
2.63%, 03/19/27 (Call 01/19/27)	2,498	2,353,016
2.63%, 07/29/29 (Call 04/29/29)	4,478	4,067,099
2.63%, 10/21/41 (Call 04/21/41)	5,670	4,256,866
2.75%, 04/30/25 (Call 01/30/25)	2,856	2,758,468
2.75%, 03/19/30 (Call 12/19/29)	6,153	5,565,388
2.75%, 10/21/51 (Call 04/21/51)	3,605	2,560,163
2.85%, 02/24/26 (Call 11/24/25)	3,335	3,207,203
2.88%, 10/15/49 (Call 04/15/49)	4,002	2,948,594
3.00%, 10/15/27 (Call 07/15/27)	5,356	5,100,733
3.38%, 07/29/49 (Call 01/29/49)	2,250	1,816,358
Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$3,694	$3,014,489
3.50%, 07/17/25 (Call 04/17/25)	3,946	3,861,516
3.50%, 03/19/40 (Call 09/19/39)	435	366,109
3.60%, 02/18/28 (Call 01/18/28)	3,615	3,521,950
3.60%, 08/13/42	780	658,055
3.63%, 03/19/50 (Call 09/19/49)	4,419	3,692,030
3.88%, 03/19/60 (Call 09/19/59)	235	199,818
3.90%, 07/18/32 (Call 04/18/32)	5,045	4,871,603
4.00%, 03/05/42	775	695,787
4.00%, 05/02/47 (Call 11/02/46)	1,035	944,758
4.20%, 07/18/52 (Call 01/18/52)	2,655	2,448,706
4.25%, 10/22/44 (Call 04/22/44)	300	273,705
4.45%, 05/15/28 (Call 04/15/28)	2,505	2,531,227
4.45%, 02/15/33 (Call 11/15/32)(b)	2,885	2,911,225
4.45%, 04/14/46 (Call 10/14/45)	1,375	1,319,808
4.55%, 02/13/26 (Call 01/13/26)	3,101	3,116,412
4.65%, 02/15/53 (Call 08/15/52)	2,665	2,651,408
4.88%, 11/01/40	950	959,044
7.00%, 03/01/29	2,435	2,774,488
		474,320,691
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,533	6,482,975
1.90%, 02/21/25 (Call 01/21/25)	3,237	3,062,720
2.00%, 01/15/32 (Call 10/15/31)	5,960	4,733,611
2.20%, 02/21/27 (Call 12/21/26)	2,677	2,451,570
2.30%, 02/25/31 (Call 11/25/30)	6,686	5,568,903
2.45%, 02/21/30 (Call 11/21/29)	3,032	2,607,065
2.60%, 08/19/26 (Call 05/19/26)	6,530	6,096,865
2.77%, 09/01/53 (Call 03/01/53)	6,349	3,873,525
2.80%, 08/15/41 (Call 02/15/41)	6,415	4,507,179
3.00%, 02/22/29 (Call 12/22/28)	1,085	986,905
3.00%, 01/15/52 (Call 07/15/51)	6,847	4,479,444
3.13%, 05/01/25 (Call 02/01/25)	5,457	5,264,586
3.15%, 02/21/40 (Call 08/21/39)	6,522	4,916,675
3.20%, 11/02/27 (Call 08/02/27)	3,182	2,993,880
3.35%, 02/22/32 (Call 11/22/31)	2,691	2,381,185
3.38%, 02/21/50 (Call 08/21/49)	7,480	5,335,933
4.05%, 08/18/29 (Call 06/18/29)	6,300	5,999,868
4.20%, 03/01/33 (Call 12/01/32)	5,350	5,005,942
4.20%, 02/22/52 (Call 08/22/51)	3,129	2,547,976
4.40%, 05/01/45 (Call 11/01/44)	8,069	6,824,680
4.40%, 02/22/62 (Call 08/22/61)	3,086	2,486,359
4.56%, 06/15/48 (Call 12/15/47)	6,719	5,845,933
4.66%, 06/15/51 (Call 12/15/50)	10,985	9,648,895
4.88%, 03/01/53 (Call 09/01/52)	2,575	2,324,865
4.95%, 10/01/41	3,762	3,463,109
5.15%, 03/02/28 (Call 02/02/28)	12,865	12,968,049
5.15%, 11/15/41 (Call 05/15/41)	2,860	2,704,816
5.25%, 03/02/25	12,230	12,266,568
5.25%, 03/02/30 (Call 01/02/30)	12,855	12,957,969
5.25%, 03/02/33 (Call 12/02/32)	14,100	14,146,389
5.51%, 03/02/26 (Call 03/02/24)	290	289,870
5.60%, 03/02/43 (Call 09/02/42)	12,540	12,424,757
5.65%, 06/15/42 (Call 12/15/41)	720	719,078
5.65%, 03/02/53 (Call 09/02/52)	11,920	11,909,272
5.75%, 03/15/40	320	320,470
5.75%, 03/02/63 (Call 09/02/62)	8,165	8,123,930
6.38%, 06/01/37	1,265	1,372,297
6.40%, 02/01/39	2,180	2,305,742

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$2,925	$2,857,930
5.25%, 06/23/45 (Call 12/23/44)	1,728	1,672,428
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,025	5,881,119
3.15%, 05/01/50 (Call 11/01/49)	7,581	5,095,569
3.25%, 02/15/51 (Call 08/15/50)	4,616	3,156,329
4.05%, 09/15/25 (Call 06/15/25)	6,154	5,999,165
5.20%, 09/15/45 (Call 03/15/45)	672	658,762
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	1,681	1,571,668
3.70%, 03/15/32 (Call 12/15/31)	2,995	2,631,467
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,587	3,986,883
1.65%, 10/01/30 (Call 07/01/30)	3,677	2,996,792
2.60%, 10/01/40 (Call 04/01/40)	4,136	2,950,705
2.80%, 10/01/50 (Call 04/01/50)	5,930	3,945,703
2.95%, 03/01/27 (Call 12/01/26)	4,855	4,587,392
3.50%, 02/01/25 (Call 11/01/24)	2,941	2,865,505
3.65%, 03/01/26 (Call 12/01/25)	7,983	7,751,014
4.00%, 09/01/36 (Call 03/01/36)	3,283	2,983,229
4.15%, 03/01/47 (Call 09/01/46)	7,615	6,506,180
4.50%, 02/01/45 (Call 08/01/44)	5,465	4,926,315
4.60%, 09/01/35 (Call 03/01/35)	4,518	4,363,665
4.75%, 03/01/46 (Call 09/01/45)	8,563	8,005,549
4.80%, 04/01/44 (Call 10/01/43)	3,981	3,740,787
5.65%, 12/01/41 (Call 06/01/41)	3,447	3,596,496
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	405	337,535
5.75%, 12/13/27 (Call 11/13/27)	3,845	3,914,325
5.80%, 12/12/25 (Call 11/12/25)	4,280	4,330,162
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,342	4,303,302
2.80%, 09/15/50 (Call 03/15/50)	3,258	2,075,085
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	2,359	2,132,819
1.75%, 09/02/27 (Call 07/02/27)	3,856	3,327,265
2.15%, 09/02/31 (Call 06/02/31)	2,374	1,865,940
2.20%, 09/02/30 (Call 06/02/30)	2,579	2,078,390
3.30%, 09/02/40 (Call 03/02/40)	3,027	2,129,676
3.35%, 09/02/51 (Call 03/02/51)	3,430	2,177,810
3.55%, 09/02/50 (Call 03/02/50)(b)	4,552	3,018,431
		326,821,247
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,561	1,479,547
2.49%, 02/15/27 (Call 12/15/26)	1,293	1,185,384
2.70%, 02/15/31 (Call 11/15/30)	3,530	2,985,921
2.72%, 02/15/30 (Call 11/15/29)	8,043	6,929,286
3.38%, 04/05/40 (Call 10/05/39)	6,975	5,251,547
3.58%, 04/05/50 (Call 10/05/49)	6,721	4,831,660
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,885	1,536,086
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,392	2,960,266
4.00%, 06/15/25 (Call 03/15/25)	1,550	1,502,369
4.00%, 03/25/32 (Call 12/25/31)	1,855	1,654,920
4.50%, 03/25/52 (Call 09/25/51)	2,031	1,516,548
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	448	439,246
3.90%, 02/14/26 (Call 11/14/25)	2,346	2,275,292
Security	Par (000)	Value

Building Materials (continued)
4.50%, 02/15/47 (Call 08/15/46)	$2,092	$1,783,263
4.63%, 07/02/44 (Call 01/02/44)	2,370	2,096,312
4.95%, 07/02/64 (Call 01/02/64)(d)	2,057	1,784,468
5.13%, 09/14/45 (Call 03/14/45)	520	489,580
6.00%, 01/15/36	629	658,689
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,240,366
2.00%, 09/16/31 (Call 06/16/31)	1,915	1,543,662
4.90%, 12/01/32 (Call 09/01/32)	1,760	1,760,282
Lafarge SA, 7.13%, 07/15/36	850	931,124
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,700	1,561,025
1.70%, 08/01/27 (Call 06/01/27)	1,053	925,629
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,820	1,487,996
3.20%, 07/15/51 (Call 01/15/51)	2,305	1,575,375
3.45%, 06/01/27 (Call 03/01/27)	1,263	1,193,320
3.50%, 12/15/27 (Call 09/15/27)	3,604	3,416,556
4.25%, 07/02/24 (Call 04/02/24)	560	552,076
4.25%, 12/15/47 (Call 06/15/47)	3,375	2,773,575
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,816	2,377,098
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,577	2,203,567
2.00%, 10/01/30 (Call 07/01/30)	2,354	1,867,640
2.00%, 02/15/31 (Call 11/15/30)	970	767,629
3.13%, 02/15/51 (Call 08/15/50)	1,281	800,497
3.50%, 11/15/27 (Call 08/15/27)	1,823	1,722,060
4.50%, 05/15/47 (Call 11/15/46)	2,395	1,915,473
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(b)	1,700	1,528,725
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,453	3,289,466
3.88%, 06/01/30 (Call 03/01/30)	2,050	1,888,542
3.95%, 08/15/29 (Call 05/15/29)	2,418	2,262,619
4.20%, 12/01/24 (Call 09/01/24)	2,821	2,768,247
4.30%, 07/15/47 (Call 01/15/47)	2,336	1,908,979
4.40%, 01/30/48 (Call 07/30/47)	1,729	1,416,587
7.00%, 12/01/36	1,310	1,448,690
Trane Technologies Financing Ltd., 5.25%, 03/03/33
(Call 12/03/32)	545	554,401
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,353	2,252,950
4.30%, 02/21/48 (Call 08/21/47)	1,103	918,380
5.75%, 06/15/43	2,507	2,538,739
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,102	2,010,353
3.55%, 11/01/24 (Call 08/01/24)	3,175	3,090,037
3.80%, 03/21/29 (Call 12/21/28)	3,035	2,857,240
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,197,412
4.65%, 11/01/44 (Call 05/01/44)	1,263	1,110,846
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,775	3,410,977
3.90%, 04/01/27 (Call 01/01/27)	1,081	1,050,181
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,558,397
4.50%, 06/15/47 (Call 12/15/46)	3,044	2,608,769
4.70%, 03/01/48 (Call 09/01/47)	1,593	1,407,941
5.80%, 03/01/26 (Call 03/01/24)	100	100,272
		116,154,084

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$3,675	$3,412,752
1.85%, 05/15/27 (Call 03/15/27)	5,587	5,083,723
2.05%, 05/15/30 (Call 02/15/30)	3,352	2,868,373
2.70%, 05/15/40 (Call 11/15/39)	2,056	1,527,464
2.80%, 05/15/50 (Call 11/15/49)	3,942	2,762,238
3.35%, 07/31/24 (Call 04/30/24)	1,834	1,795,541
4.80%, 03/03/33 (Call 12/03/32)	2,875	2,925,744
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	1,980	1,938,717
5.05%, 06/01/32 (Call 03/01/32)	700	676,648
5.45%, 12/01/44 (Call 06/01/44)	1,840	1,706,342
5.65%, 06/01/52 (Call 12/01/51)	120	110,482
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	500	464,230
5.00%, 06/30/32 (Call 03/30/32)	2,365	2,258,173
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,169	1,889,806
5.90%, 07/05/24	2,430	2,426,720
6.05%, 03/15/25	5,530	5,553,392
6.17%, 07/15/27 (Call 06/15/27)	7,350	7,401,597
6.33%, 07/15/29 (Call 05/15/29)	1,875	1,887,525
6.38%, 07/15/32 (Call 04/15/32)(b)	3,205	3,245,223
CF Industries Inc.
4.95%, 06/01/43	3,240	2,708,186
5.15%, 03/15/34	3,381	3,206,980
5.38%, 03/15/44	2,782	2,442,040
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	826	685,274
3.60%, 11/15/50 (Call 05/15/50)	1,756	1,273,170
4.25%, 10/01/34 (Call 04/01/34)	2,929	2,667,850
4.38%, 11/15/42 (Call 05/15/42)	5,552	4,653,298
4.63%, 10/01/44 (Call 04/01/44)	2,535	2,176,627
4.80%, 11/30/28 (Call 08/30/28)	2,507	2,493,813
4.80%, 05/15/49 (Call 11/15/48)	2,955	2,527,027
5.25%, 11/15/41 (Call 05/15/41)	4,711	4,459,103
5.55%, 11/30/48 (Call 05/30/48)	3,348	3,200,119
6.30%, 03/15/33 (Call 12/15/32)(b)	825	886,966
6.90%, 05/15/53 (Call 11/15/52)	1,345	1,497,752
7.38%, 11/01/29	3,224	3,590,117
9.40%, 05/15/39	1,832	2,438,832
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	9,718	9,615,086
4.73%, 11/15/28 (Call 08/15/28)	8,692	8,641,586
5.32%, 11/15/38 (Call 05/15/38)	5,670	5,580,017
5.42%, 11/15/48 (Call 05/15/48)	7,144	6,995,976
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	4,744	4,597,126
4.50%, 12/01/28 (Call 09/01/28)	768	743,324
4.65%, 10/15/44 (Call 04/15/44)	3,358	2,790,464
4.80%, 09/01/42 (Call 03/01/42)	2,242	1,938,254
5.75%, 03/08/33 (Call 12/08/32)	1,535	1,530,426
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	4,035	3,179,217
1.65%, 02/01/27 (Call 01/01/27)	1,077	975,547
2.13%, 02/01/32 (Call 11/01/31)(b)	2,850	2,352,333
2.13%, 08/15/50 (Call 02/15/50)	1,068	621,597
2.70%, 11/01/26 (Call 08/01/26)	4,259	4,028,034
2.70%, 12/15/51 (Call 06/15/51)	2,155	1,392,669
2.75%, 08/18/55 (Call 02/18/55)	5,629	3,505,009
Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)	$1,790	$1,708,555
3.95%, 12/01/47 (Call 06/01/47)	610	511,345
4.80%, 03/24/30 (Call 12/24/29)	2,493	2,515,337
5.25%, 01/15/28 (Call 12/15/27)	3,050	3,137,932
5.50%, 12/08/41	30	30,680
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	5,540	5,186,437
2.30%, 07/15/30 (Call 04/15/30)	3,307	2,795,242
EIDP Inc.
4.50%, 05/15/26 (Call 04/15/26)	210	208,135
4.80%, 05/15/33 (Call 02/15/33)	90	89,106
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,013	1,880,585
3.45%, 10/01/29 (Call 07/01/29)	1,991	1,764,086
4.50%, 10/01/49 (Call 04/01/49)	2,875	2,226,314
5.15%, 05/18/26 (Call 04/18/26)	1,810	1,792,371
5.65%, 05/18/33	1,760	1,728,038
6.38%, 05/18/53 (Call 11/18/52)	1,760	1,747,082
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,770	2,212,787
4.50%, 05/01/29 (Call 02/01/29)	3,500	3,188,010
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,708,379
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,328,737
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,839,489
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,672	3,698,262
2.00%, 08/10/50 (Call 02/10/50)	1,855	1,046,239
2.65%, 02/05/25 (Call 11/05/24)	4,975	4,786,049
3.20%, 01/30/26 (Call 10/30/25)	3,879	3,770,970
3.55%, 11/07/42 (Call 05/07/42)	1,917	1,548,533
4.70%, 12/05/25 (Call 11/05/25)	4,555	4,556,549
4.80%, 12/05/24	915	912,209
Lubrizol Corp. (The), 6.50%, 10/01/34	212	249,354
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	3,810	3,287,649
5.25%, 07/15/43	564	503,246
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	225	214,619
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	2,692	2,446,220
2.25%, 10/01/30 (Call 07/01/30)(b)	1,711	1,396,655
3.38%, 10/01/40 (Call 04/01/40)	3,458	2,486,233
3.63%, 04/01/51 (Call 04/01/50)	4,396	3,002,864
3.80%, 10/01/60 (Call 04/01/60)	3,621	2,382,039
4.20%, 10/15/49 (Call 04/15/49)	3,238	2,417,135
4.20%, 05/01/50 (Call 11/01/49)	4,407	3,287,710
5.63%, 05/15/33 (Call 02/15/33)	2,175	2,175,348
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	3,702	2,937,870
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	1,160	1,109,447
4.88%, 11/15/41 (Call 05/15/41)	1,090	922,554
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,471,687
5.63%, 11/15/43 (Call 05/15/43)	923	847,194
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,751	1,441,458
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,109	969,976
3.00%, 04/01/25 (Call 01/01/25)	3,400	3,247,136
3.95%, 05/13/50 (Call 11/13/49)	1,565	1,184,846

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/26 (Call 09/15/26)	$2,524	$2,436,972
4.13%, 03/15/35 (Call 09/15/34)	2,150	1,906,921
4.20%, 04/01/29 (Call 01/01/29)	2,860	2,723,092
4.90%, 03/27/28 (Call 02/27/28)	1,180	1,169,392
4.90%, 06/01/43 (Call 12/01/42)	2,419	2,148,169
5.00%, 04/01/49 (Call 10/01/48)	2,559	2,271,752
5.25%, 01/15/45 (Call 07/15/44)	1,712	1,574,954
5.63%, 12/01/40	951	918,676
5.80%, 03/27/53 (Call 09/27/52)	1,230	1,209,496
5.88%, 12/01/36	2,154	2,219,331
5.90%, 11/07/24	1,852	1,863,019
5.95%, 11/07/25	2,470	2,517,795
6.13%, 01/15/41 (Call 07/15/40)	245	248,888
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,525	4,075,486
2.40%, 08/15/24 (Call 07/15/24)	1,452	1,397,245
2.55%, 06/15/30 (Call 03/15/30)	1,117	956,610
2.80%, 08/15/29 (Call 05/15/29)	1,765	1,568,926
3.75%, 03/15/28 (Call 12/15/27)	4,511	4,317,839
Rohm & Haas Co., 7.85%, 07/15/29	2,314	2,622,896
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,775	1,421,935
3.75%, 03/15/27 (Call 12/15/26)	3,065	2,906,356
4.25%, 01/15/48 (Call 07/15/47)	1,046	790,713
4.55%, 03/01/29 (Call 12/01/28)	1,729	1,635,150
5.25%, 06/01/45 (Call 12/01/44)	1,400	1,243,018
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	2,477	1,986,306
2.30%, 05/15/30 (Call 02/15/30)	2,488	2,093,901
2.90%, 03/15/52 (Call 09/15/51)	2,035	1,264,956
2.95%, 08/15/29 (Call 05/15/29)	3,342	2,961,446
3.13%, 06/01/24 (Call 04/01/24)	2,122	2,069,396
3.30%, 05/15/50 (Call 11/15/49)	1,990	1,365,359
3.45%, 08/01/25 (Call 05/01/25)	2,360	2,274,261
3.45%, 06/01/27 (Call 03/01/27)	6,045	5,745,470
3.80%, 08/15/49 (Call 02/15/49)	2,215	1,666,167
3.95%, 01/15/26 (Call 10/15/25)	2,331	2,270,744
4.00%, 12/15/42 (Call 06/15/42)	1,090	872,327
4.05%, 08/08/24	15	14,751
4.25%, 08/08/25	2,325	2,287,172
4.50%, 06/01/47 (Call 12/01/46)	4,593	3,921,412
4.55%, 08/01/45 (Call 02/01/45)	807	683,626
Westlake Corp.
0.88%, 08/15/24 (Call 06/12/23)	1,745	1,641,417
2.88%, 08/15/41 (Call 02/15/41)	908	602,376
3.13%, 08/15/51 (Call 02/15/51)	3,110	1,917,066
3.38%, 06/15/30 (Call 03/15/30)	1,535	1,344,046
3.38%, 08/15/61 (Call 02/15/61)	2,435	1,464,604
3.60%, 08/15/26 (Call 05/15/26)	4,159	3,955,126
4.38%, 11/15/47 (Call 05/15/47)	1,535	1,191,682
5.00%, 08/15/46 (Call 02/15/46)	3,305	2,831,889
		337,797,338
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	265	243,039
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,055,853
5.40%, 02/01/43 (Call 08/01/42)	473	429,399
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,066,313
6.13%, 10/01/35	1,794	1,820,856
Security	Par (000)	Value

Coal (continued)
6.25%, 07/15/41 (Call 01/15/41)	$1,716	$1,719,930
		7,335,390
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,800	1,432,494
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,017	4,902,291
1.70%, 05/15/28 (Call 03/15/28)	3,690	3,271,591
3.38%, 09/15/25 (Call 06/15/25)	5,136	5,000,820
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	3,213	2,707,434
3.88%, 08/15/30 (Call 05/15/30)	1,953	1,675,205
5.25%, 10/01/25 (Call 07/01/25)	1,109	1,091,500
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,326,690
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	2,628	1,669,516
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	654	443,379
4.32%, 08/01/45	782	712,504
4.70%, 11/01/2111	1,634	1,406,727
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/21)	1,243	1,198,898
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,755	1,708,861
3.70%, 04/01/27 (Call 01/01/27)	5,447	5,297,480
4.00%, 05/01/32 (Call 02/01/32)	2,200	2,096,578
Claremont Mckenna College, 3.78%, 01/01/2122
(Call 07/01/21)	510	349,799
Duke University
Series 2020, 2.68%, 10/01/44	1,046	769,249
Series 2020, 2.76%, 10/01/50(b)	1,268	878,014
Series 2020, 2.83%, 10/01/55	2,335	1,580,772
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	358	302,134
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,868	1,328,634
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	3,550	2,836,201
2.60%, 12/01/24 (Call 11/01/24)	4,499	4,302,934
2.60%, 12/15/25 (Call 11/15/25)	1,597	1,496,948
3.10%, 05/15/30 (Call 02/15/30)	3,431	2,961,811
5.10%, 12/15/27 (Call 11/15/27)	2,170	2,160,626
5.10%, 06/01/28 (Call 05/01/28)	1,750	1,725,097
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	1,095	699,727
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,602	1,565,337
George Washington University (The)
4.87%, 09/15/45	1,505	1,428,772
Series 2014, 4.30%, 09/15/44	800	713,784
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,036	2,593,108
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	811,927
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	846	775,774
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,288	1,118,911
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,637	2,351,017
1.50%, 11/15/24 (Call 10/15/24)	944	889,437
2.15%, 01/15/27 (Call 12/15/26)	4,027	3,596,433
2.65%, 02/15/25 (Call 01/15/24)	2,648	2,521,876
2.90%, 05/15/30 (Call 02/15/30)	3,374	2,845,227

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 11/15/31 (Call 08/15/31)	$3,114	$2,539,841
3.20%, 08/15/29 (Call 05/15/29)	5,557	4,849,538
4.15%, 08/15/49 (Call 02/15/49)	2,364	1,729,999
4.45%, 06/01/28 (Call 03/01/28)	2,005	1,901,382
4.80%, 04/01/26 (Call 01/01/26)	4,487	4,390,754
4.95%, 08/15/27 (Call 07/15/27)	1,274	1,248,686
5.30%, 08/15/29 (Call 06/15/29)	1,920	1,887,533
5.40%, 08/15/32 (Call 05/15/32)	2,510	2,444,614
5.95%, 08/15/52 (Call 02/15/52)	2,775	2,583,081
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	4,080	3,537,238
2.65%, 07/15/31 (Call 04/15/31)	3,087	2,391,622
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	878	739,768
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,120	1,123,730
Series 2013, 4.08%, 07/01/53	2,078	1,815,071
Series A, 2.81%, 01/01/60 (Call 07/01/59)	1,000	648,040
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,136,525
2.41%, 06/01/50 (Call 12/01/49)	1,725	1,123,993
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,313,703
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	753,510
3.89%, 07/01/2116	473	362,086
3.96%, 07/01/38	669	620,758
4.68%, 07/01/2114	2,428	2,218,804
5.60%, 07/01/2111	2,890	3,205,241
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,486	1,852,617
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,394	875,488
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	2,782	2,251,389
2.75%, 08/19/41 (Call 02/19/41)	2,765	1,941,002
3.10%, 11/29/61 (Call 05/29/61)	2,305	1,474,508
3.25%, 01/15/28 (Call 10/15/27)	2,414	2,271,043
3.25%, 05/20/50 (Call 11/20/49)	1,568	1,103,982
3.75%, 03/24/25 (Call 02/24/25)	795	774,481
3.75%, 02/25/52 (Call 08/25/51)(b)	1,230	955,525
4.25%, 02/01/29 (Call 11/01/28)	2,661	2,595,087
4.25%, 08/08/32 (Call 05/08/32)	2,105	2,018,211
4.88%, 12/17/48 (Call 06/17/48)	2,415	2,218,950
5.25%, 07/15/44	1,481	1,433,993
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,045,769
Northwestern University
4.64%, 12/01/44	1,035	1,001,828
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,304	1,033,994
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	2,274	1,521,715
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,309	4,995,504
2.30%, 06/01/30 (Call 03/01/30)	4,664	3,964,167
2.40%, 10/01/24 (Call 09/01/24)	5,155	4,974,987
2.65%, 10/01/26 (Call 08/01/26)	5,071	4,762,937
2.85%, 10/01/29 (Call 07/01/29)	6,584	5,863,184
3.25%, 06/01/50 (Call 12/01/49)	5,287	3,716,497
3.90%, 06/01/27 (Call 05/01/27)(b)	120	117,396
4.40%, 06/01/32 (Call 03/01/32)	3,865	3,721,879
5.05%, 06/01/52 (Call 12/01/51)(b)	3,710	3,494,672
5.25%, 06/01/62 (Call 12/01/61)	2,565	2,404,200
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	2,114	1,424,519
Security	Par (000)	Value

Commercial Services (continued)
3.15%, 07/15/46 (Call 01/15/46)	$1,270	$980,732
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,403,071
3.75%, 11/15/52 (Call 05/15/52)	160	135,741
4.88%, 10/15/40	745	752,971
Quanta Services Inc.
0.95%, 10/01/24 (Call 07/03/23)	2,695	2,520,903
2.35%, 01/15/32 (Call 10/15/31)	1,751	1,388,420
2.90%, 10/01/30 (Call 07/01/30)	3,436	2,915,515
3.05%, 10/01/41 (Call 04/01/41)	1,885	1,288,944
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,429	1,267,409
4.00%, 03/18/29 (Call 12/18/28)	5,767	5,539,088
4.75%, 05/20/32 (Call 02/20/32)	450	441,792
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	3,469	2,231,261
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	4,273	3,390,925
2.30%, 08/15/60 (Call 02/15/60)	3,210	1,793,459
2.45%, 03/01/27 (Call 02/01/27)	1,660	1,540,746
2.50%, 12/01/29 (Call 09/01/29)	3,832	3,374,421
2.70%, 03/01/29 (Call 01/01/29)	3,645	3,294,205
2.90%, 03/01/32 (Call 12/01/31)	2,531	2,202,046
2.95%, 01/22/27 (Call 10/22/26)	3,476	3,294,831
3.25%, 12/01/49 (Call 06/01/49)	4,283	3,143,850
3.70%, 03/01/52 (Call 09/01/51)	1,485	1,197,905
3.90%, 03/01/62 (Call 09/01/61)	829	667,751
4.25%, 05/01/29 (Call 02/01/29)	3,890	3,807,065
4.75%, 08/01/28 (Call 05/01/28)	5,030	5,068,781
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	2,016	1,459,221
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,959	1,497,636
Trustees of Boston College, 3.13%, 07/01/52	1,518	1,095,404
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,892	1,644,262
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(b)	1,050	975,492
5.70%, 03/01/39	2,370	2,617,001
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,947	1,290,822
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,083	1,438,728
4.67%, 09/01/2112	70	62,403
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,183	754,458
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	750	538,807
4.00%, 10/01/53 (Call 04/01/53)	2,319	1,958,674
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,137	877,707
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,666	1,121,385
University of Miami, 4.06%, 04/01/52	488	408,812
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,955	1,558,096
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,924	1,563,539
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,500	1,029,045
3.03%, 10/01/39	3,089	2,494,367
5.25%, 10/01/2111(b)	748	748,935
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,128	1,833,825
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,415	997,405
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,334	834,364
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,091	1,494,019

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 06/15/25 (Call 03/15/25)	$948	$924,452
4.13%, 03/15/29 (Call 12/15/28)	2,298	2,202,013
5.50%, 06/15/45 (Call 12/15/44)	1,535	1,472,050
5.75%, 04/01/33 (Call 01/01/33)	2,370	2,458,188
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	2,751	2,167,568
4.35%, 04/15/2122 (Call 10/15/21)	1,029	841,804
William Marsh Rice University
3.57%, 05/15/45	985	824,809
3.77%, 05/15/55	1,465	1,225,575
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,967	2,757,559
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,059	873,018
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	1,078	704,150
		290,307,983
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,246	1,867,908
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,468	5,029,794
0.70%, 02/08/26 (Call 01/08/26)	6,840	6,218,723
1.13%, 05/11/25 (Call 04/11/25)	7,726	7,240,266
1.20%, 02/08/28 (Call 12/08/27)	5,797	5,085,998
1.25%, 08/20/30 (Call 05/20/30)	7,547	6,186,729
1.40%, 08/05/28 (Call 06/05/28)	7,350	6,432,940
1.65%, 05/11/30 (Call 02/11/30)	7,308	6,220,789
1.65%, 02/08/31 (Call 11/08/30)	4,920	4,103,772
1.70%, 08/05/31 (Call 05/05/31)	6,155	5,114,620
1.80%, 09/11/24 (Call 08/11/24)	3,297	3,182,858
2.05%, 09/11/26 (Call 07/11/26)	9,397	8,774,355
2.20%, 09/11/29 (Call 06/11/29)	4,495	4,010,394
2.38%, 02/08/41 (Call 08/08/40)	2,955	2,170,832
2.40%, 08/20/50 (Call 02/20/50)	2,791	1,827,770
2.45%, 08/04/26 (Call 05/04/26)	10,421	9,871,709
2.50%, 02/09/25	6,252	6,042,308
2.55%, 08/20/60 (Call 02/20/60)	11,082	7,164,735
2.65%, 05/11/50 (Call 11/11/49)	8,026	5,523,493
2.65%, 02/08/51 (Call 08/08/50)	7,600	5,197,944
2.70%, 08/05/51 (Call 02/05/51)	8,439	5,829,830
2.75%, 01/13/25 (Call 11/13/24)	2,883	2,803,458
2.80%, 02/08/61 (Call 08/08/60)	3,820	2,523,416
2.85%, 08/05/61 (Call 02/05/61)	3,015	2,013,960
2.90%, 09/12/27 (Call 06/12/27)	7,351	6,992,786
2.95%, 09/11/49 (Call 03/11/49)	8,023	5,908,699
3.00%, 06/20/27 (Call 03/20/27)	5,625	5,403,150
3.00%, 11/13/27 (Call 08/13/27)	7,712	7,361,798
3.20%, 05/13/25	10,190	9,943,402
3.20%, 05/11/27 (Call 02/11/27)	7,167	6,924,110
3.25%, 02/23/26 (Call 11/23/25)	12,798	12,443,367
3.25%, 08/08/29 (Call 06/08/29)	8,525	8,097,556
3.35%, 02/09/27 (Call 11/09/26)	10,200	9,940,512
3.35%, 08/08/32 (Call 05/08/32)(b)	6,850	6,440,233
3.45%, 02/09/45	8,461	7,084,649
3.75%, 09/12/47 (Call 03/12/47)	4,929	4,213,063
3.75%, 11/13/47 (Call 05/13/47)	5,892	5,057,870
3.85%, 05/04/43	8,753	7,780,192
3.85%, 08/04/46 (Call 02/04/46)	7,409	6,487,024
3.95%, 08/08/52 (Call 02/08/52)	7,195	6,274,903
4.00%, 05/10/28 (Call 04/10/28)	2,780	2,773,912
4.10%, 08/08/62 (Call 02/08/62)	4,745	4,109,834
4.15%, 05/10/30 (Call 03/10/30)	2,780	2,777,637
Security	Par (000)	Value

Computers (continued)
4.25%, 02/09/47 (Call 08/09/46)	$3,486	$3,303,403
4.30%, 05/10/33 (Call 02/10/33)	2,950	2,958,054
4.38%, 05/13/45	6,859	6,485,939
4.45%, 05/06/44	2,942	2,873,363
4.50%, 02/23/36 (Call 08/23/35)(b)	4,188	4,290,983
4.65%, 02/23/46 (Call 08/23/45)	12,674	12,537,501
4.85%, 05/10/53 (Call 11/10/52)	3,130	3,140,892
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,001	1,793,036
2.30%, 09/14/31 (Call 06/14/31)	2,673	2,104,881
Dell Inc.
6.50%, 04/15/38	1,845	1,876,291
7.10%, 04/15/28	2,115	2,276,734
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(e)	4,630	3,188,866
3.45%, 12/15/51 (Call 06/15/51)(e)	5,350	3,437,803
4.00%, 07/15/24 (Call 06/15/24)	85	83,672
4.90%, 10/01/26 (Call 08/01/26)	7,454	7,405,325
5.25%, 02/01/28 (Call 01/01/28)	1,125	1,129,961
5.30%, 10/01/29 (Call 07/01/29)	6,295	6,264,532
5.75%, 02/01/33 (Call 11/01/32)(b)	1,950	1,952,087
5.85%, 07/15/25 (Call 06/15/25)	4,895	4,959,663
6.02%, 06/15/26 (Call 03/15/26)	9,449	9,666,138
6.10%, 07/15/27 (Call 05/15/27)	2,915	3,029,560
6.20%, 07/15/30 (Call 04/15/30)	2,428	2,527,087
8.10%, 07/15/36 (Call 01/15/36)	3,622	4,183,120
8.35%, 07/15/46 (Call 01/15/46)	3,355	3,959,605
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,570	3,124,000
2.38%, 09/15/28 (Call 07/15/28)	3,197	2,678,830
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,235	2,906,745
2.20%, 03/15/31 (Call 12/15/30)	2,904	2,376,546
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	2,648	2,549,097
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	485	438,891
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,021	936,257
4.90%, 10/15/25 (Call 07/15/25)	8,276	8,223,696
6.10%, 04/01/26 (Call 04/01/24)	430	432,455
6.20%, 10/15/35 (Call 04/15/35)	3,000	3,175,110
6.35%, 10/15/45 (Call 04/15/45)	4,922	5,017,831
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	4,040	3,634,626
2.20%, 06/17/25 (Call 05/17/25)	6,101	5,758,368
2.65%, 06/17/31 (Call 03/17/31)	5,175	4,180,624
3.00%, 06/17/27 (Call 04/17/27)	3,744	3,459,980
3.40%, 06/17/30 (Call 03/17/30)	3,818	3,342,124
4.00%, 04/15/29 (Call 02/15/29)	3,610	3,388,310
4.20%, 04/15/32 (Call 01/15/32)	3,650	3,264,378
4.75%, 01/15/28 (Call 12/15/27)	3,125	3,084,469
5.50%, 01/15/33 (Call 10/15/32)	5,015	4,930,598
6.00%, 09/15/41	3,877	3,855,832
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,209	4,666,587
1.95%, 05/15/30 (Call 02/15/30)	5,570	4,634,964
2.20%, 02/09/27 (Call 01/09/27)	2,005	1,841,472
2.72%, 02/09/32 (Call 11/09/31)	2,490	2,124,344
2.85%, 05/15/40 (Call 11/15/39)	3,688	2,651,377

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.95%, 05/15/50 (Call 11/15/49)	$3,309	$2,166,832
3.30%, 05/15/26	10,234	9,834,567
3.30%, 01/27/27	2,658	2,539,533
3.43%, 02/09/52 (Call 08/09/51)	2,270	1,623,164
3.45%, 02/19/26	5,816	5,626,282
3.50%, 05/15/29	9,730	9,086,944
4.00%, 07/27/25	565	556,706
4.00%, 06/20/42	4,811	4,012,374
4.15%, 07/27/27 (Call 06/27/27)	3,453	3,393,229
4.15%, 05/15/39	7,374	6,426,367
4.25%, 05/15/49	8,610	7,211,994
4.40%, 07/27/32 (Call 04/27/32)(b)	3,100	2,987,439
4.50%, 02/06/26	3,195	3,177,172
4.50%, 02/06/28 (Call 01/06/28)	2,825	2,800,140
4.70%, 02/19/46	2,904	2,572,915
4.75%, 02/06/33 (Call 11/06/32)	3,370	3,308,666
4.90%, 07/27/52 (Call 01/27/52)	1,595	1,459,186
5.10%, 02/06/53 (Call 08/06/52)	2,360	2,234,023
5.60%, 11/30/39	2,975	3,039,587
5.88%, 11/29/32	2,629	2,828,383
6.22%, 08/01/27	1,992	2,095,166
6.50%, 01/15/28	1,440	1,538,626
7.00%, 10/30/25	2,607	2,740,139
7.13%, 12/01/96(b)	1,619	2,024,252
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	3,130	2,676,776
2.70%, 10/15/28 (Call 08/15/28)	2,802	2,303,804
3.15%, 10/15/31 (Call 07/15/31)	3,060	2,246,560
4.10%, 10/15/41 (Call 04/15/41)	765	491,604
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,235,006
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,660,799
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,417,004
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,240	3,951,934
2.38%, 06/22/27 (Call 04/22/27)	2,116	1,937,600
2.70%, 06/22/30 (Call 03/22/30)	1,769	1,498,449
3.30%, 09/29/24 (Call 07/29/24)	1,712	1,663,636
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,511	1,264,450
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,344	1,085,818
3.10%, 02/01/32 (Call 11/01/31)	3,083	2,314,316
4.75%, 02/15/26 (Call 11/15/25)	9,330	8,892,610
		550,483,357
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,020	992,552
3.10%, 08/15/27 (Call 07/15/27)	700	673,862
3.25%, 08/15/32 (Call 05/15/32)	1,530	1,412,282
3.70%, 08/01/47 (Call 02/01/47)	1,945	1,688,746
4.00%, 08/15/45	2,703	2,447,080
4.60%, 03/01/28 (Call 02/01/28)	709	722,925
4.60%, 03/01/33 (Call 12/01/32)(b)	934	953,287
4.80%, 03/02/26	764	775,659
Conopco Inc., Series E, 7.25%, 12/15/26	1,402	1,519,067
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,425	2,839,804
2.00%, 12/01/24 (Call 11/01/24)	2,261	2,168,186
2.38%, 12/01/29 (Call 09/01/29)	3,898	3,397,458
2.60%, 04/15/30 (Call 01/15/30)	1,959	1,722,431
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.13%, 12/01/49 (Call 06/01/49)	$2,912	$2,117,519
3.15%, 03/15/27 (Call 12/15/26)	2,242	2,151,737
4.15%, 03/15/47 (Call 09/15/46)	1,795	1,562,547
4.38%, 05/15/28 (Call 04/15/28)	700	696,269
4.38%, 06/15/45 (Call 12/15/44)	1,363	1,213,642
6.00%, 05/15/37	1,917	2,119,972
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	5,350	5,055,161
3.38%, 03/24/29 (Call 01/24/29)	4,935	4,537,782
3.63%, 03/24/32 (Call 12/24/31)	5,265	4,726,759
4.00%, 03/24/52 (Call 09/24/51)	3,960	3,209,065
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	7,618	7,326,154
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(e)	6,295	6,408,499
5.00%, 03/22/30 (Call 01/22/30)(e)	3,660	3,732,724
5.05%, 03/22/28 (Call 02/22/28)(e)	3,715	3,794,984
5.05%, 03/22/53 (Call 09/22/52)(e)	4,675	4,708,286
5.10%, 03/22/43 (Call 09/22/42)(e)	2,935	2,948,648
5.20%, 03/22/63 (Call 09/22/62)(e)	2,115	2,121,958
5.35%, 03/22/26 (Call 02/22/26)(e)	475	482,790
5.50%, 03/22/25(e)	260	262,535
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,616	5,127,970
1.00%, 04/23/26	955	870,463
1.20%, 10/29/30	6,680	5,412,604
1.90%, 02/01/27	670	619,797
1.95%, 04/23/31	1,307	1,118,047
2.30%, 02/01/32	4,615	4,043,201
2.45%, 11/03/26	3,405	3,213,230
2.70%, 02/02/26	2,744	2,650,375
2.80%, 03/25/27	3,352	3,193,283
2.85%, 08/11/27	4,306	4,100,044
3.00%, 03/25/30	7,720	7,189,173
3.50%, 10/25/47	995	831,233
3.55%, 03/25/40	1,405	1,230,078
3.60%, 03/25/50	1,012	852,317
3.95%, 01/26/28	2,310	2,299,420
4.05%, 01/26/33	730	724,328
4.10%, 01/26/26	4,107	4,088,436
5.55%, 03/05/37	525	587,638
5.80%, 08/15/34	165	187,440
Unilever Capital Corp.
0.63%, 08/12/24 (Call 07/03/23)	1,175	1,112,384
1.38%, 09/14/30 (Call 06/14/30)	2,326	1,877,803
1.75%, 08/12/31 (Call 05/12/31)	3,880	3,148,775
2.00%, 07/28/26	3,032	2,825,430
2.13%, 09/06/29 (Call 06/06/29)	1,924	1,685,462
2.90%, 05/05/27 (Call 02/05/27)	4,855	4,602,589
3.10%, 07/30/25	1,460	1,411,178
3.38%, 03/22/25 (Call 01/22/25)	1,564	1,524,134
3.50%, 03/22/28 (Call 12/22/27)	3,819	3,686,748
5.90%, 11/15/32	4,075	4,482,174
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,880	1,268,436
		156,454,560
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,090	1,989,617
3.75%, 05/15/46 (Call 11/15/45)	1,646	1,311,697
4.20%, 05/15/47 (Call 11/15/46)	1,870	1,618,466

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.60%, 06/15/45 (Call 12/15/44)	$3,475	$3,236,268
		8,156,048
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	9,676	9,087,989
1.75%, 01/30/26 (Call 12/30/25)	1,248	1,115,487
2.45%, 10/29/26 (Call 09/29/26)	8,973	8,004,813
2.88%, 08/14/24 (Call 07/14/24)	3,270	3,141,620
3.00%, 10/29/28 (Call 08/29/28)	13,205	11,447,943
3.30%, 01/30/32 (Call 10/30/31)	14,130	11,465,788
3.40%, 10/29/33 (Call 07/29/33)	6,247	4,974,424
3.50%, 01/15/25 (Call 11/15/24)	5,031	4,815,271
3.65%, 07/21/27 (Call 04/21/27)	4,165	3,820,430
3.85%, 10/29/41 (Call 04/29/41)	3,668	2,739,372
3.88%, 01/23/28 (Call 10/23/27)	3,627	3,339,306
4.45%, 10/01/25 (Call 08/01/25)	3,729	3,594,719
4.45%, 04/03/26 (Call 02/03/26)	5,653	5,415,970
4.63%, 10/15/27 (Call 08/15/27)	2,201	2,089,189
5.75%, 06/06/28 (Call 05/06/28)	1,850	1,834,701
6.50%, 07/15/25 (Call 06/15/25)(b)	4,323	4,360,697
Series 3NC1, 1.75%, 10/29/24 (Call 07/03/23)	1,083	1,015,183
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,586	1,339,139
3.50%, 08/01/25	2,866	2,733,046
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	435	407,599
1.88%, 08/15/26 (Call 07/15/26)	1,945	1,718,621
2.10%, 09/01/28 (Call 07/01/28)	2,485	2,053,679
2.20%, 01/15/27 (Call 12/15/26)	580	512,500
2.30%, 02/01/25 (Call 01/01/25)	4,046	3,815,661
2.88%, 01/15/26 (Call 12/15/25)	2,186	2,031,843
2.88%, 01/15/32 (Call 10/15/31)	2,803	2,253,612
3.00%, 02/01/30 (Call 11/01/29)	2,886	2,404,153
3.13%, 12/01/30 (Call 09/01/30)	1,623	1,349,184
3.25%, 03/01/25 (Call 01/01/25)	3,953	3,767,367
3.25%, 10/01/29 (Call 07/01/29)	2,322	1,983,383
3.38%, 07/01/25 (Call 06/01/25)	2,542	2,411,290
3.63%, 04/01/27 (Call 01/01/27)	3,233	2,984,479
3.63%, 12/01/27 (Call 09/01/27)	3,409	3,109,076
3.75%, 06/01/26 (Call 04/01/26)	4,288	4,059,021
4.25%, 09/15/24 (Call 06/15/24)	3,822	3,742,808
4.63%, 10/01/28 (Call 07/01/28)	2,929	2,748,837
5.30%, 02/01/28 (Call 01/01/28)	1,985	1,960,823
5.85%, 12/15/27 (Call 11/15/27)	360	359,575
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,252	3,064,425
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	3,135	2,499,818
4.63%, 03/30/25	1,882	1,808,508
4.75%, 06/09/27 (Call 05/09/27)	2,280	2,126,100
5.13%, 09/30/24	3,050	2,966,918
5.80%, 05/01/25 (Call 04/01/25)	2,708	2,679,431
7.10%, 11/15/27 (Call 10/15/27)(b)	2,790	2,837,570
8.00%, 11/01/31	10,025	10,425,292
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,769	3,382,451
2.25%, 03/04/25 (Call 02/01/25)	2,300	2,184,586
2.50%, 07/30/24 (Call 06/29/24)	7,097	6,865,283
2.55%, 03/04/27 (Call 02/01/27)	4,170	3,830,770
3.00%, 10/30/24 (Call 09/29/24)	7,518	7,269,831
Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 05/20/26 (Call 04/20/26)	$7,355	$7,015,199
3.30%, 05/03/27 (Call 04/02/27)	6,035	5,697,462
3.63%, 12/05/24 (Call 11/04/24)	3,492	3,402,605
3.95%, 08/01/25 (Call 07/01/25)	6,640	6,483,362
4.05%, 05/03/29 (Call 03/03/29)	3,130	3,009,996
4.05%, 12/03/42	5,370	4,660,086
4.20%, 11/06/25 (Call 10/06/25)	2,925	2,863,780
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	4,831	4,573,411
4.90%, 02/13/26 (Call 01/13/26)	5,875	5,869,947
4.99%, 05/01/26 (Call 05/01/25)(a)	4,670	4,661,220
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(a)	1,765	1,707,938
5.04%, 05/01/34 (Call 05/01/33)(a)	7,045	6,954,613
5.85%, 11/05/27 (Call 10/05/27)	4,820	5,007,787
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	1,087	1,031,476
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,913	2,746,697
3.00%, 04/02/25 (Call 03/02/25)	1,777	1,700,607
3.70%, 10/15/24	2,909	2,839,766
4.50%, 05/13/32 (Call 02/13/32)	2,280	2,182,872
5.15%, 05/15/33 (Call 02/15/33)	2,060	2,049,453
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2,840	2,474,350
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	3,200	3,035,072
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	3,650	2,887,260
2.72%, 04/15/31 (Call 01/15/31)	2,625	2,163,184
3.50%, 03/30/51 (Call 09/30/50)	2,402	1,567,713
3.63%, 02/15/52 (Call 08/15/51)	1,392	929,675
3.90%, 01/25/28 (Call 10/25/27)	4,441	4,152,246
4.25%, 06/02/26 (Call 03/02/26)	2,121	2,045,535
4.35%, 04/15/30 (Call 01/15/30)	3,554	3,308,276
4.70%, 09/20/47 (Call 03/20/47)	3,261	2,718,174
4.85%, 03/29/29 (Call 12/29/28)	4,032	3,889,953
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	2,368	1,561,578
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	4,930	4,256,611
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	3,788	2,703,496
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	1,795	1,372,385
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	4,985	4,667,156
3.20%, 02/05/25 (Call 01/05/25)	4,342	4,144,048
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	3,445	2,956,327
3.30%, 10/30/24 (Call 09/30/24)	6,510	6,272,125
3.65%, 05/11/27 (Call 04/11/27)	3,837	3,597,187
3.75%, 07/28/26 (Call 06/28/26)	5,862	5,485,484
3.75%, 03/09/27 (Call 02/09/27)	5,309	4,977,400
3.80%, 01/31/28 (Call 12/31/27)	5,395	5,008,178
4.20%, 10/29/25 (Call 09/29/25)	5,618	5,337,493
4.25%, 04/30/25 (Call 03/31/25)	3,584	3,469,455
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	4,100	3,940,100
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	3,135	3,072,394

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	$2,890	$2,760,470
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	4,840	4,620,845
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	3,225	3,131,862
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	2,850	2,767,778
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,875	3,049,121
3.00%, 03/16/32 (Call 12/16/31)	2,485	2,156,732
3.65%, 01/12/27 (Call 10/12/26)	2,639	2,532,833
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,934	6,078,899
1.15%, 05/13/26 (Call 04/13/26)	5,683	5,003,256
1.65%, 03/11/31 (Call 12/11/30)	3,309	2,495,879
1.95%, 12/01/31 (Call 09/01/31)	3,605	2,750,543
2.00%, 03/20/28 (Call 01/20/28)	2,767	2,368,524
2.30%, 05/13/31 (Call 02/13/31)	3,188	2,531,017
2.45%, 03/03/27 (Call 02/03/27)	2,245	2,005,526
2.75%, 10/01/29 (Call 07/01/29)	2,154	1,835,811
2.90%, 03/03/32 (Call 12/03/31)	4,048	3,322,882
3.00%, 03/10/25 (Call 12/10/24)	245	233,176
3.20%, 03/02/27 (Call 12/02/26)	3,172	2,915,353
3.20%, 01/25/28 (Call 10/25/27)	3,908	3,561,009
3.25%, 05/22/29 (Call 02/22/29)	2,595	2,297,873
3.30%, 04/01/27 (Call 01/01/27)	4,300	3,967,696
3.45%, 02/13/26 (Call 11/13/25)	1,728	1,652,417
3.63%, 04/01/25 (Call 01/01/25)	1,764	1,701,713
3.85%, 05/21/25 (Call 03/21/25)	3,796	3,670,770
4.00%, 02/01/29 (Call 11/01/28)	2,688	2,521,801
4.20%, 03/24/25 (Call 02/22/25)	4,109	4,008,946
4.63%, 03/22/30 (Call 12/22/29)(b)	2,238	2,154,299
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	125	125,326
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	415	420,798
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	3,818	2,865,676
4.10%, 06/15/51 (Call 12/15/50)	3,170	1,888,654
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/23)	1,390	1,321,501
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,816	2,411,707
3.00%, 03/15/25 (Call 12/15/24)	8,406	8,129,022
3.75%, 06/15/28 (Call 03/15/28)	5,358	5,207,172
4.15%, 06/15/48 (Call 12/15/47)	2,263	2,046,861
5.30%, 09/15/43 (Call 03/15/43)	2,974	3,063,220
Credit Suisse USA Inc., 7.13%, 07/15/32	2,256	2,486,608
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,287	2,184,039
3.95%, 11/06/24 (Call 08/06/24)	2,169	2,093,367
4.10%, 02/09/27 (Call 11/09/26)	3,585	3,343,980
4.50%, 01/30/26 (Call 11/30/25)(b)	2,526	2,448,123
6.70%, 11/29/32 (Call 08/29/32)	1,750	1,814,733
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,934	2,769,227
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,077	1,632,979
2.85%, 03/30/25	1,526	1,454,751
2.95%, 08/12/51 (Call 02/12/51)	1,565	998,846
Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	$5,228	$4,055,464
2.10%, 06/15/30 (Call 03/15/30)	8,751	7,336,926
2.65%, 09/15/40 (Call 03/15/40)	3,043	2,157,213
3.00%, 06/15/50 (Call 12/15/49)	5,612	3,834,623
3.00%, 09/15/60 (Call 03/15/60)	2,936	1,853,878
3.10%, 09/15/27 (Call 06/15/27)	4,195	3,947,159
3.65%, 05/23/25	2,704	2,666,685
3.75%, 12/01/25 (Call 09/01/25)	7,121	6,942,548
3.75%, 09/21/28 (Call 06/21/28)	2,760	2,644,604
4.00%, 09/15/27 (Call 08/15/27)	3,195	3,139,279
4.25%, 09/21/48 (Call 03/21/48)	5,665	4,834,228
4.35%, 06/15/29 (Call 04/15/29)	5,612	5,522,657
4.60%, 03/15/33 (Call 12/15/32)	5,575	5,457,423
4.95%, 06/15/52 (Call 12/15/51)	3,700	3,523,103
5.20%, 06/15/62 (Call 01/15/62)	4,205	4,183,639
Invesco Finance PLC
3.75%, 01/15/26	1,653	1,597,707
5.38%, 11/30/43	1,194	1,155,111
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,764	1,736,305
Jefferies Financial Group Inc.
4.15%, 01/23/30	3,840	3,476,122
4.85%, 01/15/27	4,043	3,993,029
6.25%, 01/15/36	2,928	2,993,792
6.45%, 06/08/27	1,541	1,603,996
6.50%, 01/20/43	1,219	1,217,025
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,740	2,131,419
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	2,630	2,046,745
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,271	1,194,219
3.75%, 02/13/25	3,307	3,173,133
4.38%, 03/11/29 (Call 12/11/28)	3,502	3,229,755
4.50%, 09/19/28 (Call 06/19/28)	1,193	1,130,678
Legg Mason Inc.
4.75%, 03/15/26	1,508	1,491,367
5.63%, 01/15/44	2,248	2,191,036
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,350	2,813,330
2.00%, 03/03/25 (Call 02/03/25)	4,013	3,834,622
2.00%, 11/18/31 (Call 08/18/31)	3,135	2,618,916
2.95%, 11/21/26 (Call 08/21/26)	2,826	2,694,845
2.95%, 06/01/29 (Call 03/01/29)	5,214	4,817,371
2.95%, 03/15/51 (Call 09/15/50)	3,890	2,809,630
3.30%, 03/26/27 (Call 01/26/27)	4,065	3,915,936
3.35%, 03/26/30 (Call 12/26/29)	5,810	5,457,217
3.50%, 02/26/28 (Call 11/26/27)	3,225	3,129,475
3.65%, 06/01/49 (Call 12/01/48)	3,276	2,694,576
3.80%, 11/21/46 (Call 05/21/46)	2,187	1,848,562
3.85%, 03/26/50 (Call 09/26/49)	3,314	2,816,337
3.95%, 02/26/48 (Call 08/26/47)	2,736	2,392,577
4.85%, 03/09/33 (Call 12/09/32)	2,055	2,107,978
4.88%, 03/09/28 (Call 02/09/28)	2,470	2,529,082
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	3,192	3,042,327
4.50%, 06/20/28 (Call 03/20/28)	1,487	1,459,535
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,850	3,820,248
2.50%, 12/21/40 (Call 06/21/40)	1,270	844,169

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 04/28/50 (Call 10/28/49)	$4,058	$2,765,568
3.85%, 06/30/26 (Call 03/30/26)	4,706	4,612,445
3.95%, 03/07/52 (Call 09/07/51)	675	519,845
Nomura Holdings Inc.
1.65%, 07/14/26	6,610	5,821,824
1.85%, 07/16/25	3,785	3,473,305
2.17%, 07/14/28	4,090	3,456,786
2.33%, 01/22/27	6,013	5,346,639
2.61%, 07/14/31	3,780	3,009,863
2.65%, 01/16/25	7,673	7,276,613
2.68%, 07/16/30	2,425	1,995,411
2.71%, 01/22/29	2,170	1,845,585
3.00%, 01/22/32	4,160	3,378,378
3.10%, 01/16/30	2,260	1,935,170
5.10%, 07/03/25	3,193	3,140,731
5.39%, 07/06/27	2,865	2,825,578
5.61%, 07/06/29	2,355	2,326,599
5.71%, 01/09/26	2,616	2,616,602
5.84%, 01/18/28	2,445	2,468,912
6.18%, 01/18/33	2,220	2,298,299
ORIX Corp.
2.25%, 03/09/31(b)	2,825	2,335,371
3.25%, 12/04/24	3,175	3,064,923
3.70%, 07/18/27	3,440	3,268,688
4.00%, 04/13/32	2,150	1,990,857
5.00%, 09/13/27	1,888	1,888,038
5.20%, 09/13/32(b)	2,305	2,345,222
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,126	2,065,026
4.88%, 03/15/27 (Call 09/15/26)	2,550	2,435,964
6.63%, 03/15/25 (Call 09/15/24)	2,295	2,297,593
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,715	1,986,918
4.65%, 04/01/30 (Call 01/01/30)	2,012	1,962,465
4.95%, 07/15/46	3,129	2,773,420
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,957	1,683,901
4.25%, 07/18/24	4,270	4,136,178
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	2,986	2,158,669
3.70%, 08/04/26 (Call 05/04/26)	4,007	3,539,343
3.95%, 12/01/27 (Call 09/01/27)	4,272	3,681,182
4.25%, 08/15/24 (Call 05/15/24)	4,845	4,595,531
4.50%, 07/23/25 (Call 04/23/25)	3,882	3,607,737
4.88%, 06/13/25 (Call 05/13/25)	1,860	1,758,909
5.15%, 03/19/29 (Call 12/19/28)	2,892	2,559,218
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	2,669	2,343,409
1.10%, 02/15/31 (Call 11/15/30)	4,932	3,912,309
1.90%, 04/15/27 (Call 02/15/27)	5,511	5,077,670
2.00%, 08/15/50 (Call 02/15/50)	6,518	3,987,517
2.05%, 04/15/30 (Call 01/15/30)	8,292	7,161,220
2.70%, 04/15/40 (Call 10/15/39)	3,964	3,032,183
2.75%, 09/15/27 (Call 06/15/27)	2,689	2,535,135
3.15%, 12/14/25 (Call 09/14/25)	16,365	15,825,773
3.65%, 09/15/47 (Call 03/15/47)	3,029	2,559,384
4.15%, 12/14/35 (Call 06/14/35)	7,715	7,436,180
4.30%, 12/14/45 (Call 06/14/45)	13,404	12,448,697
Voya Financial Inc.
3.65%, 06/15/26	2,622	2,481,356
Security	Par (000)	Value

Diversified Financial Services (continued)
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	$1,509	$1,235,599
4.80%, 06/15/46	1,734	1,429,596
5.70%, 07/15/43	1,828	1,742,376
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,137	1,898,062
2.75%, 03/15/31 (Call 12/15/30)	2,380	1,888,340
2.85%, 01/10/25 (Call 12/10/24)	3,554	3,400,254
6.20%, 11/17/36	2,237	2,244,874
		827,201,175
Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	750	533,768
3.80%, 10/01/47 (Call 04/01/47)	1,731	1,292,884
3.95%, 06/01/28 (Call 03/01/28)	1,727	1,642,705
4.70%, 05/15/32 (Call 02/15/32)	1,570	1,513,449
5.25%, 05/15/52 (Call 11/15/51)	2,250	2,112,997
5.40%, 06/01/33 (Call 03/01/33)	810	813,321
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,646	1,301,509
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,397	1,704,890
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,800	2,289,868
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,963	1,858,333
3.15%, 09/15/49 (Call 03/15/49)	499	348,207
3.75%, 12/01/47 (Call 06/01/47)	2,160	1,712,729
3.80%, 06/15/49 (Call 12/15/48)	1,837	1,452,149
4.00%, 12/01/46 (Call 06/01/46)	1,605	1,346,531
4.25%, 09/15/48 (Call 03/15/48)	1,617	1,379,964
4.50%, 06/15/52 (Call 12/15/51)	1,020	902,129
5.40%, 03/15/53 (Call 09/15/52)	1,450	1,472,591
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,455	1,119,448
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	958,559
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,860	3,429,417
2.45%, 01/15/31 (Call 10/15/30)	2,605	2,086,865
5.45%, 06/01/28 (Call 05/01/28)	2,460	2,425,437
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,660	1,774,060
3.05%, 03/15/32 (Call 12/15/31)	380	332,291
3.13%, 07/15/51 (Call 01/15/51)	2,795	1,901,271
3.45%, 10/01/49 (Call 04/01/49)	2,708	1,978,032
3.75%, 09/01/27 (Call 08/01/27)	1,980	1,915,353
3.75%, 03/01/45 (Call 09/01/44)	3,238	2,537,588
3.85%, 12/01/42	1,437	1,174,043
3.94%, 09/01/32 (Call 03/01/32)	2,260	2,100,760
4.15%, 08/15/44 (Call 02/15/44)	1,540	1,282,173
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,215,851
6.00%, 03/01/39	434	453,955
6.13%, 05/15/38	1,230	1,327,588
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	4,044	3,205,598
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,321	1,955,396
Series B, 3.70%, 12/01/47 (Call 06/01/47)	911	699,420
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,291	1,112,894
1.95%, 03/15/27 (Call 02/15/27)	2,025	1,813,003
2.50%, 09/15/24 (Call 08/15/24)	2,582	2,478,126
3.50%, 01/15/31 (Call 10/15/30)	3,435	3,070,375
3.65%, 02/15/26 (Call 11/15/25)	2,108	2,025,535
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,282	1,819,895

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.90%, 06/15/51 (Call 12/15/50)	$1,494	$1,001,368
3.25%, 03/01/25 (Call 12/01/24)	455	442,478
3.25%, 03/15/50 (Call 09/15/49)	1,152	832,320
3.70%, 12/01/47 (Call 06/01/47)	2,676	2,144,573
3.80%, 05/15/28 (Call 02/15/28)	2,087	2,006,275
3.85%, 09/01/32 (Call 06/01/32)	1,875	1,740,169
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,337,493
4.50%, 03/15/49 (Call 09/15/48)	2,409	2,160,006
4.95%, 06/01/33 (Call 03/01/33)	1,810	1,814,109
5.90%, 12/01/52 (Call 06/01/52)	1,350	1,464,345
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	886	739,243
3.20%, 11/13/27 (Call 08/13/27)	2,378	2,221,147
3.25%, 03/01/50 (Call 09/01/49)	987	667,439
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	3,010	2,417,421
5.63%, 03/01/33 (Call 12/01/32)	1,521	1,551,557
5.75%, 11/01/27 (Call 10/01/27)	2,825	2,910,287
5.95%, 11/01/32 (Call 08/01/32)	1,225	1,279,807
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,000	2,909,160
Series N, 1.00%, 11/01/25 (Call 10/01/25)	547	495,566
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	986	948,424
4.40%, 05/15/44 (Call 11/15/43)	1,154	960,243
4.45%, 06/01/45 (Call 12/01/44)	1,348	1,121,860
4.50%, 08/01/32 (Call 05/01/32)	1,945	1,834,368
7.00%, 04/01/38	2,030	2,302,629
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	232	195,801
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,924	1,814,428
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,000	1,667,540
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,650	1,224,218
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,410	1,897,152
2.60%, 08/15/29 (Call 05/15/29)	2,215	1,910,393
2.65%, 09/15/50 (Call 03/15/50)	916	553,218
2.95%, 09/15/27 (Call 06/15/27)	934	860,690
3.15%, 05/15/25 (Call 02/15/25)	1,816	1,740,563
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,538,318
3.50%, 12/01/49 (Call 06/01/49)	1,318	917,513
3.75%, 05/15/46 (Call 11/15/45)	1,336	983,857
4.20%, 08/15/48 (Call 02/15/48)	1,483	1,148,865
4.25%, 03/01/49 (Call 09/01/48)	1,320	1,033,045
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,262,151
4.50%, 04/01/42 (Call 10/01/41)	1,755	1,484,660
5.05%, 09/01/41 (Call 03/01/41)	1,225	1,110,659
6.35%, 12/15/32 (Call 09/15/32)	1,905	2,048,427
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,559	1,301,874
4.00%, 10/15/28 (Call 07/15/28)	1,412	1,365,743
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,785	2,682,735
3.20%, 04/15/25 (Call 03/15/25)	3,955	3,784,856
3.80%, 06/01/29 (Call 03/01/29)	3,919	3,634,794
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	1,120	886,816
4.35%, 06/01/48 (Call 12/01/47)	2,395	2,079,267
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,430	2,030,071
2.40%, 08/15/26 (Call 05/15/26)	748	694,002
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,131,711
Security	Par (000)	Value

Electric (continued)
3.20%, 09/15/49 (Call 03/15/49)	$1,900	$1,355,479
3.50%, 08/15/46 (Call 02/15/46)	2,480	1,879,369
3.75%, 08/15/47 (Call 02/15/47)	1,554	1,209,028
4.25%, 09/15/48 (Call 03/15/48)	874	735,925
4.55%, 06/01/52 (Call 12/01/51)	1,942	1,723,467
6.35%, 10/01/36	920	1,008,725
Baltimore Gas and Electric Co., 5.40%, 06/01/53
(Call 12/01/52)	1,050	1,051,617
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,866	2,273,798
2.85%, 05/15/51 (Call 11/15/50)	5,870	3,854,829
3.25%, 04/15/28 (Call 01/15/28)	3,357	3,174,849
3.50%, 02/01/25 (Call 11/01/24)	2,257	2,204,096
3.70%, 07/15/30 (Call 04/15/30)	5,505	5,188,628
3.80%, 07/15/48 (Call 01/15/48)	1,936	1,523,187
4.05%, 04/15/25 (Call 03/15/25)	3,309	3,257,380
4.25%, 10/15/50 (Call 04/15/50)	3,087	2,589,684
4.45%, 01/15/49 (Call 07/15/48)	3,771	3,278,884
4.50%, 02/01/45 (Call 08/01/44)	2,419	2,125,285
4.60%, 05/01/53 (Call 11/01/52)	3,820	3,372,449
5.15%, 11/15/43 (Call 05/15/43)	2,773	2,660,583
5.95%, 05/15/37	2,293	2,429,755
6.13%, 04/01/36	3,893	4,205,491
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/23)	55	51,934
2.50%, 06/15/30 (Call 03/15/30)	1,367	1,136,086
3.05%, 10/15/29 (Call 07/15/29)	1,962	1,704,782
3.15%, 01/15/27 (Call 07/15/26)	1,594	1,492,287
3.88%, 10/15/49 (Call 04/15/49)	1,784	1,302,463
3.95%, 01/15/26 (Call 07/15/25)	2,284	2,205,430
4.20%, 09/15/46 (Call 03/15/46)	950	741,143
4.35%, 05/01/33 (Call 02/01/33)	580	521,397
5.95%, 03/15/28 (Call 02/15/28)	2,290	2,352,288
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,735	1,373,773
3.60%, 03/01/52 (Call 09/01/51)	360	276,973
3.95%, 03/01/48 (Call 09/01/47)	2,438	2,000,842
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,421,401
4.95%, 04/01/33 (Call 01/01/33)	835	838,540
5.30%, 04/01/53 (Call 10/01/52)	270	274,523
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	805	760,878
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,552,563
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,579,223
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,065	899,989
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	510	383,581
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	505	440,113
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,110	2,037,880
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	800	755,808
Series K2, 6.95%, 03/15/33	275	317,050
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,838	1,708,053
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,360	2,120,554
2.50%, 09/01/24 (Call 08/01/24)	2,121	2,037,984
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,119,611
2.95%, 03/01/30 (Call 12/01/29)	2,958	2,575,412
3.70%, 09/01/49 (Call 03/01/49)	2,455	1,816,430
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	4,099	3,882,532
4.97%, 05/01/46 (Call 11/01/45)	1,519	1,264,811

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	$2,055	$2,058,761
5.95%, 12/15/36	1,074	1,081,411
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	689	651,973
3.45%, 08/15/27 (Call 05/15/27)	2,878	2,718,156
3.75%, 12/01/50 (Call 12/01/30),
(5-year CMT + 2.900%)(a)	785	597,542
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(a)	1,851	1,625,918
4.88%, 03/01/44 (Call 09/01/43)(b)	1,565	1,425,308
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,495	2,123,694
2.55%, 06/15/26 (Call 03/15/26)	1,345	1,261,892
3.00%, 03/01/50 (Call 09/01/49)	1,030	704,510
3.15%, 03/15/32 (Call 12/15/31)	555	491,342
3.65%, 06/15/46 (Call 12/15/45)	3,424	2,671,747
3.70%, 08/15/28 (Call 05/15/28)	3,285	3,138,390
3.70%, 03/01/45 (Call 09/01/44)	1,770	1,389,078
3.80%, 10/01/42 (Call 04/01/42)	894	730,067
4.00%, 03/01/48 (Call 09/01/47)	2,895	2,398,160
4.00%, 03/01/49 (Call 09/01/48)	2,066	1,693,087
4.35%, 11/15/45 (Call 05/15/45)	2,291	1,987,649
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,024,356
4.70%, 01/15/44 (Call 07/15/43)	1,235	1,136,052
4.90%, 02/01/33 (Call 11/01/32)	815	818,725
5.30%, 02/01/53 (Call 08/01/52)	1,030	1,033,008
5.90%, 03/15/36	1,184	1,250,754
6.45%, 01/15/38	2,092	2,339,044
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,237	2,088,284
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,180	2,506,444
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,718	1,217,289
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,130	2,171,250
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,045	673,753
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	995	791,025
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,121	2,596,141
4.30%, 04/15/44 (Call 10/15/43)	2,300	1,990,903
5.25%, 01/15/53 (Call 07/15/52)	2,315	2,324,445
Series A, 0.75%, 12/01/25 (Call 11/01/25)	575	518,627
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,800	2,298,604
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,608	2,473,062
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	307,319
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(b)	3,760	3,147,872
3.20%, 12/01/51 (Call 06/01/51)	460	315,923
3.60%, 06/15/61 (Call 12/15/60)	3,228	2,303,662
3.70%, 11/15/59 (Call 05/15/59)	3,073	2,203,556
3.80%, 05/15/28 (Call 02/15/28)	3,031	2,908,487
3.85%, 06/15/46 (Call 12/15/45)	2,629	2,043,180
3.95%, 03/01/43 (Call 09/01/42)	1,406	1,146,101
4.45%, 03/15/44 (Call 09/15/43)	2,613	2,270,201
4.50%, 12/01/45 (Call 06/01/45)	1,467	1,265,126
4.50%, 05/15/58 (Call 11/15/57)	3,109	2,591,476
4.63%, 12/01/54 (Call 06/01/54)	2,307	1,967,686
5.20%, 03/01/33 (Call 12/01/32)	1,890	1,919,049
5.70%, 06/15/40	1,867	1,863,770
6.15%, 11/15/52 (Call 05/15/52)	3,040	3,278,518
Series 05-A, 5.30%, 03/01/35	1,120	1,131,390
Series 06-A, 5.85%, 03/15/36	1,723	1,785,924
	Par
Security	(000)	Value

Electric (continued)
Series 06-B, 6.20%, 06/15/36	$782	$836,591
Series 07-A, 6.30%, 08/15/37	853	925,889
Series 08-B, 6.75%, 04/01/38	1,933	2,195,327
Series 09-C, 5.50%, 12/01/39	2,466	2,414,214
Series 12-A, 4.20%, 03/15/42	938	798,463
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,082	1,629,019
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,399	2,185,513
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,279	3,440,487
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,567	2,091,181
Series B, 3.13%, 11/15/27 (Call 08/15/27)	783	734,814
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,743	1,083,309
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,365	1,060,537
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,409	1,918,239
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,737	1,684,994
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,889	2,547,202
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	3,777	3,613,267
5.60%, 03/01/28 (Call 02/01/28)	1,810	1,849,838
5.60%, 06/15/42 (Call 12/15/41)	2,798	2,704,407
5.80%, 03/01/33 (Call 12/01/32)	2,010	2,066,340
6.25%, 10/01/39	1,047	1,084,860
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,980	1,123,492
2.65%, 08/15/52 (Call 02/15/52)	287	183,057
3.10%, 08/15/50 (Call 02/15/50)	2,532	1,790,580
3.25%, 08/15/46 (Call 02/15/46)	1,713	1,247,921
3.50%, 08/01/51 (Call 02/01/51)	2,286	1,726,730
3.60%, 08/15/32 (Call 02/15/32)	965	877,774
3.75%, 02/15/50 (Call 08/15/49)	1,276	1,009,176
3.80%, 11/15/28 (Call 08/15/28)	676	647,324
3.95%, 05/15/43 (Call 11/15/42)	966	807,103
3.95%, 07/15/47 (Call 01/15/47)	1,373	1,133,480
4.05%, 05/15/48 (Call 11/15/47)	2,302	1,931,125
4.20%, 09/01/52 (Call 03/01/52)	1,895	1,613,839
4.35%, 04/15/49 (Call 10/15/48)	2,161	1,901,529
4.63%, 05/15/33 (Call 11/15/32)	1,750	1,724,642
4.65%, 03/01/28 (Call 01/01/28)	2,765	2,775,728
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	2,480	1,949,478
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	1,604	1,320,926
Dominion Energy Inc.
3.07%, 08/15/24(d)	3,543	3,428,136
3.90%, 10/01/25 (Call 07/01/25)	1,978	1,921,963
4.25%, 06/01/28 (Call 03/01/28)	3,252	3,142,928
4.35%, 08/15/32 (Call 05/15/32)	1,505	1,415,091
4.70%, 12/01/44 (Call 06/01/44)	2,155	1,861,273
4.85%, 08/15/52 (Call 02/15/52)	1,415	1,230,583
5.38%, 11/15/32 (Call 08/15/32)	1,685	1,691,184
5.75%, 10/01/54 (Call 10/01/24),
(3-mo. LIBOR US + 3.057%)(a)	1,899	1,809,804
7.00%, 06/15/38	1,565	1,737,948
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,990	2,701,315
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,275	1,232,339
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,185	1,002,249
Series B, 3.30%, 04/15/41 (Call 10/15/40)	1,895	1,396,634
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,435	1,365,776
Series B, 5.95%, 06/15/35	2,272	2,363,516
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,708	1,384,659
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,404	4,839,282

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series C, 4.05%, 09/15/42 (Call 03/15/42)	$1,605	$1,265,960
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,200	1,948,408
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,948	1,812,906
Series E, 6.30%, 03/15/33	1,165	1,236,915
Series F, 5.25%, 08/01/33	1,960	1,927,974
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,580	1,417,165
5.10%, 06/01/65 (Call 12/01/64)	2,395	2,296,470
5.30%, 05/15/33	1,025	1,040,826
5.45%, 02/01/41 (Call 08/01/40)	1,325	1,307,656
6.05%, 01/15/38	1,775	1,919,148
6.63%, 02/01/32	355	393,809
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,130	1,741,211
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,477	2,121,080
2.95%, 03/01/50 (Call 09/01/49)	1,570	1,067,883
3.38%, 03/01/25 (Call 12/01/24)	1,232	1,199,697
3.70%, 03/15/45 (Call 09/15/44)	2,560	2,028,390
3.70%, 06/01/46 (Call 12/01/45)	1,480	1,145,224
3.75%, 08/15/47 (Call 02/15/47)	1,927	1,519,285
3.95%, 03/01/49 (Call 09/01/48)	2,414	1,981,435
4.30%, 07/01/44 (Call 01/01/44)	1,456	1,263,633
5.20%, 04/01/33 (Call 01/01/33)	2,195	2,240,041
5.40%, 04/01/53 (Call 10/01/52)	1,925	1,957,821
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,795	2,479,920
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,815	2,440,999
Series A, 4.00%, 04/01/43 (Call 10/01/42)	277	231,663
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,956	1,625,632
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,866	1,337,567
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,005	775,408
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,182	1,870,607
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,120	3,829,911
2.95%, 03/01/30 (Call 12/01/29)	1,458	1,270,691
4.22%, 11/01/24(d)	3,935	3,868,813
4.88%, 06/01/28 (Call 05/01/28)	5,000	4,944,700
Series C, 2.53%, 10/01/24(d)	1,544	1,483,830
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,245	2,038,482
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,965	3,646,888
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,839	1,607,654
2.45%, 02/01/30 (Call 11/01/29)	2,245	1,942,531
2.55%, 04/15/31 (Call 01/15/31)	2,728	2,342,615
2.85%, 03/15/32 (Call 12/15/31)	2,810	2,406,372
2.95%, 12/01/26 (Call 09/01/26)	4,095	3,878,825
3.20%, 08/15/49 (Call 02/15/49)	1,495	1,062,661
3.45%, 04/15/51 (Call 10/15/50)	2,360	1,733,231
3.55%, 03/15/52 (Call 09/15/51)	1,675	1,269,114
3.70%, 12/01/47 (Call 06/01/47)	3,047	2,360,937
3.75%, 06/01/45 (Call 12/01/44)	2,374	1,864,540
3.88%, 03/15/46 (Call 09/15/45)	2,530	2,029,212
3.95%, 11/15/28 (Call 08/15/28)	2,656	2,581,712
3.95%, 03/15/48 (Call 09/15/47)	1,850	1,500,517
4.00%, 09/30/42 (Call 03/30/42)	964	797,508
4.25%, 12/15/41 (Call 06/15/41)	1,109	961,958
4.95%, 01/15/33 (Call 10/15/32)	1,065	1,068,163
5.30%, 02/15/40	2,715	2,738,023
5.35%, 01/15/53 (Call 07/15/52)	1,320	1,319,987
6.00%, 01/15/38	867	922,965
6.05%, 04/15/38	1,650	1,766,358
	Par
Security	(000)	Value

Electric (continued)
6.10%, 06/01/37	$1,860	$1,965,443
6.45%, 10/15/32	970	1,063,547
Series A, 6.00%, 12/01/28	1,544	1,636,455
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,648	3,320,993
2.45%, 06/01/30 (Call 03/01/30)	2,388	2,005,992
2.55%, 06/15/31 (Call 03/15/31)	1,390	1,150,322
2.65%, 09/01/26 (Call 06/01/26)	2,239	2,078,486
3.15%, 08/15/27 (Call 05/15/27)	3,538	3,297,451
3.25%, 01/15/82 (Call 10/15/26),
(5-year CMT + 2.321%)(a)	2,242	1,673,317
3.30%, 06/15/41 (Call 12/15/40)	3,538	2,595,583
3.40%, 06/15/29 (Call 03/15/29)	2,247	2,051,466
3.50%, 06/15/51 (Call 12/15/50)	1,320	932,382
3.75%, 09/01/46 (Call 03/01/46)	4,242	3,188,542
3.95%, 08/15/47 (Call 02/15/47)	3,160	2,413,229
4.20%, 06/15/49 (Call 12/15/48)	3,000	2,369,730
4.30%, 03/15/28 (Call 02/15/28)	3,280	3,175,991
4.50%, 08/15/32 (Call 05/15/32)	4,220	3,988,997
4.80%, 12/15/45 (Call 06/15/45)	2,674	2,386,866
5.00%, 12/08/25	1,450	1,449,797
5.00%, 12/08/27 (Call 11/08/27)	3,960	3,969,425
5.00%, 08/15/52 (Call 02/15/52)	3,740	3,336,791
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,680	2,186,880
2.40%, 12/15/31 (Call 09/15/31)	2,840	2,352,116
2.50%, 12/01/29 (Call 09/01/29)	2,543	2,225,634
3.00%, 12/15/51 (Call 06/15/51)	2,752	1,864,728
3.20%, 01/15/27 (Call 10/15/26)	3,492	3,326,025
3.40%, 10/01/46 (Call 04/01/46)	2,878	2,132,195
3.80%, 07/15/28 (Call 04/15/28)	2,635	2,542,696
3.85%, 11/15/42 (Call 05/15/42)	2,091	1,709,246
4.20%, 07/15/48 (Call 01/15/48)	1,865	1,573,948
5.65%, 04/01/40	2,076	2,144,570
5.95%, 11/15/52 (Call 05/15/52)	885	960,128
6.35%, 09/15/37	1,091	1,202,522
6.40%, 06/15/38	3,954	4,395,622
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/35(b)	455	389,817
Series 2035, 3.11%, 09/01/38	315	262,020
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,970	1,251,758
3.75%, 05/15/46 (Call 11/15/45)	1,349	1,047,809
5.40%, 04/01/53 (Call 10/01/52)	1,735	1,726,030
6.12%, 10/15/35	1,119	1,176,964
6.35%, 08/15/38	868	970,537
6.45%, 04/01/39	2,043	2,249,527
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	714	672,574
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,795	1,974,723
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,718	2,264,529
3.65%, 02/01/29 (Call 11/01/28)	1,771	1,663,305
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,253,900
4.30%, 02/01/49 (Call 08/01/48)	1,422	1,182,507
5.25%, 04/01/33 (Call 01/01/33)	1,530	1,550,900
5.65%, 04/01/53 (Call 10/01/52)	605	616,580
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,300	1,867,071
2.50%, 08/15/50 (Call 02/15/50)	2,180	1,339,261
2.90%, 08/15/51 (Call 02/15/51)	1,313	860,527

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.25%, 08/15/25 (Call 05/15/25)	$2,132	$2,058,510
3.40%, 04/01/32 (Call 01/01/32)	2,170	1,936,052
3.45%, 03/15/29 (Call 12/15/28)	2,502	2,324,508
3.60%, 09/15/47 (Call 03/15/47)	2,816	2,141,850
3.70%, 09/01/28 (Call 06/01/28)	2,366	2,260,760
3.70%, 10/15/46 (Call 04/15/46)	2,629	2,029,299
4.00%, 04/01/52 (Call 10/01/51)	1,170	942,833
4.10%, 05/15/42 (Call 11/15/41)	930	786,129
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,359,960
4.15%, 12/01/44 (Call 06/01/44)	2,544	2,113,682
4.20%, 08/15/45 (Call 02/15/45)	1,344	1,120,950
4.38%, 03/30/44 (Call 09/30/43)	1,717	1,493,035
5.25%, 03/15/33 (Call 12/15/32)	1,335	1,362,715
5.35%, 03/15/53 (Call 09/15/52)	1,430	1,431,144
6.30%, 04/01/38	1,575	1,724,042
Edison International
3.55%, 11/15/24 (Call 10/15/24)	2,628	2,550,316
4.13%, 03/15/28 (Call 12/15/27)	2,665	2,506,033
4.70%, 08/15/25	1,700	1,671,168
4.95%, 04/15/25 (Call 03/15/25)	1,908	1,879,971
5.25%, 11/15/28 (Call 10/15/28)	1,110	1,095,626
5.75%, 06/15/27 (Call 04/15/27)	3,203	3,230,514
6.95%, 11/15/29 (Call 09/15/29)	2,010	2,138,941
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,281	1,136,503
6.00%, 05/15/35	619	630,742
Emera U.S. Finance LP
0.83%, 06/15/24	2,035	1,922,912
2.64%, 06/15/31 (Call 03/15/31)	2,180	1,742,234
3.55%, 06/15/26 (Call 03/15/26)	4,330	4,096,440
4.75%, 06/15/46 (Call 12/15/45)	4,351	3,460,916
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,553	3,427,082
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,067	2,987,749
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,548	960,101
3.35%, 06/15/52 (Call 12/15/51)	1,735	1,226,541
3.50%, 04/01/26 (Call 01/01/26)	3,583	3,464,367
3.70%, 06/01/24 (Call 03/01/24)	350	344,106
4.00%, 06/01/28 (Call 03/01/28)	375	361,133
4.20%, 04/01/49 (Call 10/01/48)	2,594	2,158,078
5.15%, 01/15/33 (Call 10/15/32)	2,030	2,050,564
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,028	1,831,953
1.90%, 06/15/28 (Call 04/15/28)	1,890	1,627,101
2.40%, 06/15/31 (Call 03/05/31)	2,895	2,356,501
2.80%, 06/15/30 (Call 03/15/30)	2,742	2,350,771
2.95%, 09/01/26 (Call 06/01/26)	3,022	2,816,202
3.75%, 06/15/50 (Call 12/15/49)	3,104	2,268,217
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 07/03/23)	1,216	1,148,548
1.60%, 12/15/30 (Call 09/15/30)	1,723	1,349,178
2.35%, 06/15/32 (Call 03/15/32)	1,330	1,076,648
2.40%, 10/01/26 (Call 07/01/26)	2,701	2,494,401
2.90%, 03/15/51 (Call 09/15/50)	3,030	1,988,195
3.05%, 06/01/31 (Call 03/01/31)	1,730	1,512,158
3.10%, 06/15/41 (Call 12/15/40)	276	206,547
3.12%, 09/01/27 (Call 06/01/27)	2,145	2,005,210
3.25%, 04/01/28 (Call 01/01/28)	2,744	2,554,472
4.00%, 03/15/33 (Call 12/15/32)	2,777	2,552,202
4.20%, 09/01/48 (Call 03/01/48)	3,491	2,904,477
	Par
Security	(000)	Value

Electric (continued)
4.20%, 04/01/50 (Call 10/01/49)	$2,441	$2,019,000
4.75%, 09/15/52 (Call 03/15/52)	2,360	2,142,314
4.95%, 01/15/45 (Call 01/15/25)	2,415	2,209,483
5.40%, 11/01/24	336	336,410
5.59%, 10/01/24	102	102,336
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,853	3,513,281
3.50%, 06/01/51 (Call 12/01/50)	640	470,061
3.85%, 06/01/49 (Call 12/01/48)	429	331,175
5.00%, 09/01/33 (Call 06/01/33)	380	376,151
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,910	1,516,769
3.55%, 09/30/49 (Call 03/30/49)	2,105	1,544,628
4.00%, 03/30/29 (Call 12/30/28)	532	510,411
4.50%, 03/30/39 (Call 09/30/38)	175	157,169
5.00%, 09/15/52 (Call 03/15/52)	1,480	1,379,419
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,999	3,836,641
2.90%, 09/15/29 (Call 06/15/29)	3,245	2,864,978
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,725	1,614,979
3.10%, 04/01/27 (Call 01/01/27)	1,915	1,817,929
3.25%, 09/01/49 (Call 03/01/49)	1,628	1,136,588
3.45%, 04/15/50 (Call 10/15/49)	1,435	1,039,442
4.10%, 04/01/43 (Call 10/01/42)	1,880	1,564,498
4.13%, 03/01/42 (Call 09/01/41)	2,022	1,694,578
4.25%, 12/01/45 (Call 06/01/45)	1,209	994,850
5.70%, 03/15/53 (Call 09/15/52)	1,195	1,206,090
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,625	1,567,638
4.20%, 06/15/47 (Call 12/15/46)	1,140	935,347
4.20%, 03/15/48 (Call 09/15/47)	1,054	867,948
4.95%, 04/15/33 (Call 01/15/33)	1,270	1,251,623
5.30%, 10/01/41 (Call 04/01/41)	1,781	1,726,448
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,838	1,485,747
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	856,220
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,765	1,476,864
2.90%, 03/01/27 (Call 02/01/27)	2,865	2,667,028
3.38%, 03/01/32 (Call 12/01/31)	2,082	1,827,538
3.45%, 01/15/50 (Call 07/15/49)	2,560	1,852,698
4.20%, 06/27/24	1,820	1,791,499
4.60%, 07/01/27 (Call 06/01/27)	3,078	3,035,770
4.75%, 05/15/26	1,235	1,223,996
5.13%, 05/15/33 (Call 02/15/33)	1,710	1,692,130
5.45%, 03/01/28 (Call 02/01/28)	4,175	4,246,559
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,621	1,563,698
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,781	2,684,805
Series M, 3.30%, 01/15/28 (Call 10/15/27)	856	797,082
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,212	2,134,492
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,316	2,094,150
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,966	2,369,122
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,725	1,540,684
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,215	2,047,945
3.35%, 03/15/32 (Call 12/15/31)	325	283,546
3.40%, 04/15/26 (Call 01/15/26)	3,662	3,503,326
3.95%, 06/15/25 (Call 03/15/25)	3,748	3,655,312
4.05%, 04/15/30 (Call 01/15/30)	6,355	5,961,117
4.10%, 03/15/52 (Call 09/15/51)	1,470	1,161,035

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.45%, 04/15/46 (Call 10/15/45)	$1,978	$1,667,533
4.70%, 04/15/50 (Call 10/15/49)	3,022	2,625,574
4.95%, 06/15/35 (Call 12/15/34)	2,429	2,339,443
5.10%, 06/15/45 (Call 12/15/44)	2,355	2,159,912
5.15%, 03/15/28 (Call 02/15/28)	1,410	1,421,745
5.30%, 03/15/33 (Call 12/15/32)	2,885	2,904,849
5.60%, 03/15/53 (Call 09/15/52)	2,585	2,554,213
5.63%, 06/15/35	2,524	2,575,288
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	3,571	3,425,410
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	2,303	1,929,868
2.85%, 04/01/25 (Call 03/01/25)	7,954	7,680,303
2.88%, 12/04/51 (Call 06/04/51)	5,302	3,595,657
3.13%, 12/01/25 (Call 06/01/25)	3,228	3,108,855
3.15%, 10/01/49 (Call 04/01/49)	3,234	2,331,682
3.25%, 06/01/24 (Call 12/01/23)	2,846	2,787,799
3.70%, 12/01/47 (Call 06/01/47)	3,617	2,903,004
3.80%, 12/15/42 (Call 06/15/42)	1,736	1,444,508
3.95%, 03/01/48 (Call 09/01/47)	3,987	3,322,686
3.99%, 03/01/49 (Call 09/01/48)	2,740	2,284,776
4.05%, 06/01/42 (Call 12/01/41)	2,520	2,168,082
4.05%, 10/01/44 (Call 04/01/44)	2,163	1,844,693
4.13%, 02/01/42 (Call 08/01/41)	2,203	1,913,085
4.13%, 06/01/48 (Call 12/01/47)	2,381	2,027,826
4.40%, 05/15/28 (Call 03/15/28)	1,330	1,320,264
4.45%, 05/15/26 (Call 04/15/26)	890	885,087
4.63%, 05/15/30 (Call 03/15/30)	1,705	1,687,933
4.80%, 05/15/33 (Call 02/15/33)	890	889,973
4.95%, 06/01/35	434	433,583
5.05%, 04/01/28 (Call 03/01/28)	1,840	1,883,277
5.10%, 04/01/33 (Call 01/01/33)	2,690	2,750,552
5.25%, 02/01/41 (Call 08/01/40)	2,359	2,364,827
5.30%, 04/01/53 (Call 10/01/52)	2,065	2,112,640
5.63%, 04/01/34	670	704,029
5.65%, 02/01/37	2,477	2,605,977
5.69%, 03/01/40	1,403	1,483,027
5.95%, 02/01/38	1,863	2,017,461
5.96%, 04/01/39	720	776,196
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,815	5,426,616
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	281,763
3.25%, 03/30/27 (Call 12/30/26)	1,670	1,580,438
4.30%, 03/15/42	4,513	3,845,121
4.30%, 03/15/43	1,997	1,679,597
4.65%, 05/16/28 (Call 03/16/28)	4,000	3,959,120
4.70%, 05/15/32 (Call 02/15/32)	1,380	1,343,885
4.95%, 05/17/33 (Call 11/17/32)	4,300	4,246,852
5.13%, 05/15/52 (Call 11/15/51)	2,430	2,323,104
Series 10-C, 4.75%, 09/01/40.	2,299	2,103,953
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,442	2,338,484
Series A, 3.25%, 03/15/51 (Call 09/15/50)	825	569,696
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,237	2,818,035
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,278	1,719,389
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	1,701	1,622,975
Iberdrola International BV
5.81%, 03/15/25	3,455	3,494,836
6.75%, 07/15/36	1,422	1,625,616
	Par
Security	(000)	Value

Electric (continued)
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	$1,060	$1,086,850
Series K, 4.20%, 03/01/48 (Call 09/01/47)	941	793,235
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,230	1,532,478
3.85%, 05/15/28 (Call 02/15/28)(b)	2,049	1,968,228
4.25%, 08/15/48 (Call 02/15/48)	1,705	1,424,613
5.63%, 04/01/53 (Call 10/01/52)	1,150	1,174,323
6.05%, 03/15/37	215	228,235
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,123	1,837,584
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,088	830,013
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	997	831,667
3.10%, 11/30/51 (Call 05/30/51)	1,590	1,044,233
3.25%, 12/01/24 (Call 09/01/24)	3,215	3,114,017
3.50%, 09/30/49 (Call 03/30/49)	1,634	1,183,457
3.60%, 04/01/29 (Call 01/01/29)	907	840,508
3.70%, 09/15/46 (Call 03/15/46)	1,223	913,703
4.10%, 09/26/28 (Call 06/26/28)	2,856	2,736,762
6.25%, 07/15/39	1,010	1,078,316
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	2,463	2,384,209
4.25%, 05/01/30 (Call 02/01/30)	2,290	2,068,122
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,060	1,953,951
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,533,221
3.65%, 06/15/24 (Call 03/15/24)	1,262	1,231,927
5.30%, 07/01/43 (Call 01/01/43)	1,581	1,489,286
John Sevier Combined Cycle Generation LLC, 4.63%,
01/15/42	333	319,655
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,030	1,432,794
4.38%, 10/01/45 (Call 04/01/45)	2,096	1,753,535
5.13%, 11/01/40 (Call 05/01/40)	2,744	2,625,898
5.45%, 04/15/33 (Call 01/15/33)	1,070	1,095,423
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	895	744,506
5.45%, 04/15/33 (Call 01/15/33)	1,115	1,138,538
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,136,417
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,550	1,646,790
3.10%, 05/01/27 (Call 02/01/27)	2,825	2,678,043
3.15%, 04/15/50 (Call 10/15/49)	3,007	2,137,827
3.50%, 10/15/24 (Call 07/15/24)	4,653	4,551,006
3.65%, 04/15/29 (Call 01/15/29)	4,215	4,000,667
3.65%, 08/01/48 (Call 02/01/48)	3,143	2,453,426
3.95%, 08/01/47 (Call 02/01/47)	2,398	1,975,185
4.25%, 05/01/46 (Call 11/01/45)	1,665	1,423,159
4.25%, 07/15/49 (Call 01/15/49)	3,759	3,230,372
4.40%, 10/15/44 (Call 04/15/44)	2,162	1,916,397
4.80%, 09/15/43 (Call 03/15/43)	1,032	964,229
5.75%, 11/01/35	470	498,463
5.80%, 10/15/36	1,694	1,815,697
6.75%, 12/30/31	1,085	1,233,330
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,235	3,081,661
Series 12-A, 4.25%, 03/15/42	2,156	1,794,309
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,618	1,073,284
National Grid USA, 5.80%, 04/01/35	1,447	1,472,916

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	$2,342	$2,092,343
1.35%, 03/15/31 (Call 12/15/30)	2,229	1,708,573
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,267,533
1.88%, 02/07/25	1,386	1,316,575
2.40%, 03/15/30 (Call 12/15/29)	2,560	2,179,251
2.75%, 04/15/32 (Call 01/15/32)	2,200	1,847,428
2.85%, 01/27/25 (Call 10/27/24)	1,972	1,903,867
3.05%, 04/25/27 (Call 01/25/27)	1,661	1,562,121
3.25%, 11/01/25 (Call 08/01/25)	2,480	2,376,807
3.40%, 02/07/28 (Call 11/07/27)	2,605	2,459,380
3.45%, 06/15/25	1,145	1,107,467
3.70%, 03/15/29 (Call 12/15/28)	940	887,369
3.90%, 11/01/28 (Call 08/01/28)	1,435	1,372,520
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,442,761
4.15%, 12/15/32 (Call 09/15/32)	1,810	1,694,287
4.30%, 03/15/49 (Call 09/15/48)	1,739	1,462,742
4.40%, 11/01/48 (Call 05/01/48)	1,180	993,265
4.45%, 03/13/26 (Call 02/13/26)	1,535	1,525,667
4.80%, 03/15/28 (Call 02/15/28)	4,045	4,055,355
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	1,020	958,790
5.45%, 10/30/25	2,685	2,711,447
5.80%, 01/15/33 (Call 07/15/32)	2,200	2,322,210
Series C, 8.00%, 03/01/32.	1,198	1,421,271
Series D, 1.00%, 10/18/24	1,210	1,140,788
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	835	905,708
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,444	2,310,558
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	535	459,442
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,745	1,202,410
Series N, 6.65%, 04/01/36	1,220	1,359,068
Series R, 6.75%, 07/01/37	1,495	1,707,484
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,135	4,617,289
1.90%, 06/15/28 (Call 04/15/28)	3,465	2,999,685
2.25%, 06/01/30 (Call 03/01/30)	4,057	3,366,174
2.44%, 01/15/32 (Call 10/15/31)	4,533	3,692,763
2.75%, 11/01/29 (Call 08/01/29)	4,515	3,963,222
3.00%, 01/15/52 (Call 07/15/51)	2,260	1,477,565
3.50%, 04/01/29 (Call 01/01/29)	4,332	3,995,057
3.55%, 05/01/27 (Call 02/01/27)	6,652	6,303,768
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	460	386,133
4.20%, 06/20/24	3,100	3,054,244
4.26%, 09/01/24	2,025	1,994,686
4.45%, 06/20/25	3,160	3,126,852
4.63%, 07/15/27 (Call 06/15/27)	5,670	5,628,892
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	2,898	2,520,159
4.90%, 02/28/28 (Call 01/28/28)	5,005	4,988,734
5.00%, 02/28/30 (Call 12/28/29)	4,670	4,644,782
5.00%, 07/15/32 (Call 04/15/32)	4,897	4,844,994
5.05%, 02/28/33 (Call 11/28/32)	4,850	4,803,052
5.25%, 02/28/53 (Call 08/28/52)	4,715	4,460,579
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(a)	766	705,448
6.05%, 03/01/25	485	490,568
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	1,875	1,577,363
	Par
Security	(000)	Value

Electric (continued)
2.60%, 06/01/51 (Call 12/01/50)	$2,190	$1,403,943
2.90%, 03/01/50 (Call 09/01/49)	2,459	1,685,448
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,250,165
3.40%, 08/15/42 (Call 02/15/42)	1,078	844,753
3.60%, 05/15/46 (Call 11/15/45)	1,311	1,017,441
3.60%, 09/15/47 (Call 03/15/47)	2,213	1,742,406
4.00%, 08/15/45 (Call 02/15/45)	1,747	1,435,056
4.13%, 05/15/44 (Call 11/15/43)	1,680	1,440,600
4.50%, 06/01/52 (Call 12/01/51)	1,570	1,408,981
5.10%, 05/15/53 (Call 11/15/52)	1,630	1,594,384
5.35%, 11/01/39	1,005	1,019,733
6.20%, 07/01/37	1,088	1,180,415
6.25%, 06/01/36	1,110	1,209,445
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	348,285
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	708,789
3.10%, 06/01/51 (Call 12/01/50)	860	593,469
3.20%, 05/15/27 (Call 02/15/27)	2,416	2,293,702
3.25%, 05/15/29 (Call 02/15/29)	2,382	2,215,832
3.95%, 04/01/30 (Call 01/01/30)	2,221	2,112,682
4.40%, 03/01/44 (Call 09/01/43)	1,790	1,587,014
4.55%, 06/01/52 (Call 12/01/51)	2,800	2,509,640
4.95%, 09/15/52 (Call 03/15/52)	20	19,187
5.50%, 03/15/40	255	257,889
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,155,320
4.50%, 04/01/47 (Call 10/01/46)	1,875	1,541,963
5.05%, 10/01/48 (Call 04/01/48)	1,780	1,569,195
5.25%, 09/01/50	1,217	1,125,031
5.38%, 11/01/40	1,665	1,553,562
5.95%, 11/01/39	1,651	1,640,235
Ohio Edison Co., 6.88%, 07/15/36	1,095	1,225,918
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,681,141
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,382,200
5.00%, 06/01/33 (Call 03/01/33)	545	538,242
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,363	2,035,535
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,037,492
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	816,317
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,883	1,690,953
3.30%, 03/15/30 (Call 09/15/29)	1,621	1,462,547
3.80%, 08/15/28 (Call 02/15/28)	1,197	1,143,279
3.85%, 08/15/47 (Call 02/15/47)	1,619	1,254,223
4.15%, 04/01/47 (Call 10/01/46)	1,605	1,305,635
5.40%, 01/15/33 (Call 07/15/32)	1,530	1,566,628
5.60%, 04/01/53 (Call 10/01/52)	810	813,524
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,770	3,416,374
2.70%, 11/15/51 (Call 05/15/51)	1,835	1,191,080
2.75%, 06/01/24 (Call 05/01/24)	4,280	4,166,280
2.75%, 05/15/30 (Call 02/15/30)	2,077	1,842,154
2.95%, 04/01/25 (Call 01/01/25)	1,156	1,112,615
3.10%, 09/15/49 (Call 03/15/49)	2,060	1,456,420
3.70%, 11/15/28 (Call 08/15/28)	3,548	3,409,380
3.70%, 05/15/50 (Call 11/15/49)	2,606	2,064,577
3.75%, 04/01/45 (Call 10/01/44)	2,591	2,109,359
3.80%, 09/30/47 (Call 03/30/47)	2,557	2,019,877
3.80%, 06/01/49 (Call 12/01/48)	2,093	1,682,814
4.10%, 11/15/48 (Call 05/15/48)	1,750	1,479,013

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.15%, 06/01/32 (Call 03/01/32)	$1,560	$1,492,343
4.30%, 05/15/28 (Call 04/15/28)(e)	150	148,181
4.55%, 09/15/32 (Call 06/15/32)	2,950	2,890,823
4.55%, 12/01/41 (Call 06/01/41)	1,111	1,025,431
4.60%, 06/01/52 (Call 12/01/51)	240	216,864
4.95%, 09/15/52 (Call 03/15/52)	4,475	4,276,399
5.25%, 09/30/40	1,032	1,023,961
5.30%, 06/01/42 (Call 12/01/41)	1,648	1,668,748
5.35%, 10/01/52 (Call 04/01/52)	70	70,813
5.75%, 03/15/29 (Call 12/15/28)	1,029	1,084,587
7.00%, 05/01/32	949	1,087,696
7.25%, 01/15/33	1,772	2,084,244
7.50%, 09/01/38	594	731,244
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	4,535	3,926,811
2.50%, 02/01/31 (Call 11/01/30)	7,233	5,705,680
2.95%, 03/01/26 (Call 12/01/25)	3,473	3,206,690
3.00%, 06/15/28 (Call 04/15/28)	3,420	2,991,953
3.15%, 01/01/26	3,478	3,252,236
3.25%, 06/01/31 (Call 03/01/31)	2,535	2,096,141
3.30%, 03/15/27 (Call 12/15/26)	1,692	1,547,859
3.30%, 12/01/27 (Call 09/01/27)	3,147	2,810,302
3.30%, 08/01/40 (Call 02/01/40)	1,597	1,070,357
3.40%, 08/15/24 (Call 05/15/24)	125	121,384
3.45%, 07/01/25	1,772	1,685,349
3.50%, 06/15/25 (Call 03/15/25)	1,295	1,235,171
3.50%, 08/01/50 (Call 02/01/50)	7,290	4,544,586
3.75%, 07/01/28	3,519	3,200,495
3.75%, 08/15/42 (Call 02/15/42)	1,373	935,397
3.95%, 12/01/47 (Call 06/01/47)	3,438	2,321,647
4.00%, 12/01/46 (Call 06/01/46)	2,929	1,959,442
4.20%, 03/01/29 (Call 01/01/29)	1,605	1,465,285
4.20%, 06/01/41 (Call 12/01/40)	2,442	1,816,457
4.25%, 03/15/46 (Call 09/15/45)	2,552	1,800,002
4.30%, 03/15/45 (Call 09/15/44)	2,664	1,900,045
4.40%, 03/01/32 (Call 12/01/31)	2,015	1,761,896
4.45%, 04/15/42 (Call 10/15/41)	2,376	1,772,567
4.50%, 07/01/40 (Call 01/01/40)	7,478	5,801,208
4.55%, 07/01/30 (Call 01/01/30)	11,209	10,214,538
4.60%, 06/15/43 (Call 12/15/42)	1,876	1,403,436
4.65%, 08/01/28 (Call 05/01/28)	1,180	1,106,415
4.75%, 02/15/44 (Call 08/15/43)	2,475	1,899,092
4.95%, 06/08/25	2,695	2,649,481
4.95%, 07/01/50 (Call 01/01/50)	10,927	8,508,855
5.25%, 03/01/52 (Call 09/01/51)	2,740	2,203,974
5.45%, 06/15/27 (Call 05/15/27)	2,489	2,452,113
5.90%, 06/15/32 (Call 03/15/32)	2,965	2,899,978
6.15%, 01/15/33 (Call 10/15/32)	2,975	2,936,206
6.70%, 04/01/53 (Call 10/01/52)	1,715	1,672,159
6.75%, 01/15/53 (Call 07/15/52)	1,545	1,515,599
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,505	1,317,372
2.90%, 06/15/52 (Call 12/15/51)	1,060	692,519
3.30%, 03/15/51 (Call 09/15/50)	2,919	2,075,380
3.50%, 06/15/29 (Call 03/15/29)	1,825	1,707,214
4.10%, 02/01/42 (Call 08/01/41)	1,586	1,341,360
4.13%, 01/15/49 (Call 07/15/48)	1,795	1,482,975
4.15%, 02/15/50 (Call 08/15/49)	2,337	1,926,740
5.25%, 06/15/35	884	895,121
5.35%, 12/01/53 (Call 06/01/53)	3,655	3,621,959
	Par
Security	(000)	Value

Electric (continued)
5.50%, 05/15/54 (Call 11/15/53)	$2,635	$2,659,558
5.75%, 04/01/37	702	732,839
6.00%, 01/15/39	2,408	2,518,142
6.10%, 08/01/36	1,025	1,097,334
6.25%, 10/15/37	2,342	2,549,009
6.35%, 07/15/38	780	858,959
7.70%, 11/15/31	50	59,380
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	232,976
2.85%, 09/15/51 (Call 03/15/51)	1,015	668,499
3.00%, 09/15/49 (Call 03/15/49)	1,640	1,129,107
3.05%, 03/15/51 (Call 09/15/50)	960	659,155
3.15%, 10/15/25 (Call 07/15/25)	835	808,063
3.70%, 09/15/47 (Call 03/15/47)	1,721	1,349,970
3.90%, 03/01/48 (Call 09/01/47)	2,582	2,115,820
4.15%, 10/01/44 (Call 04/01/44)	855	723,321
4.38%, 08/15/52 (Call 02/15/52)	1,650	1,449,690
4.60%, 05/15/52 (Call 11/15/51)	1,655	1,501,582
5.95%, 10/01/36	665	707,041
PG&E Recovery Funding LLC, 5.05%, 07/15/34	100	101,423
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,703	2,470,677
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,299	1,988,359
6.50%, 11/15/37	210	235,956
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,819	3,628,928
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,592,591
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,652	1,161,158
3.95%, 06/01/47 (Call 12/01/46)	823	684,004
4.13%, 06/15/44 (Call 12/15/43)	908	766,216
4.15%, 10/01/45 (Call 04/01/45)	1,435	1,223,538
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,355,350
4.75%, 07/15/43 (Call 01/15/43)	1,055	978,249
5.00%, 05/15/33 (Call 02/15/33)	4,270	4,301,171
5.25%, 05/15/53 (Call 11/15/52)	4,830	4,854,585
6.25%, 05/15/39	1,325	1,443,985
Progress Energy Inc.
6.00%, 12/01/39	2,562	2,578,755
7.00%, 10/30/31	1,245	1,375,264
7.75%, 03/01/31	2,544	2,894,029
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	400	324,012
3.60%, 09/15/42 (Call 03/15/42)	778	621,031
3.70%, 06/15/28 (Call 12/15/27)	1,940	1,869,908
3.80%, 06/15/47 (Call 12/15/46)	1,944	1,544,333
4.05%, 09/15/49 (Call 03/15/49)	1,921	1,570,149
4.10%, 06/01/32 (Call 12/01/31)	1,105	1,051,441
4.10%, 06/15/48 (Call 12/15/47)	1,560	1,292,756
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,233,860
4.50%, 06/01/52 (Call 12/01/51)	1,575	1,395,749
5.25%, 04/01/53 (Call 10/01/52)	2,535	2,509,042
6.50%, 08/01/38	60	67,187
Series 17, 6.25%, 09/01/37	799	874,705
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	987,466
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,249	1,848,476
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,480	958,137
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,199,266

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.15%, 01/15/53 (Call 07/15/52)	$1,620	$1,611,203
Series V, 2.20%, 06/15/31 (Call 03/15/31)	230	192,009
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,440	2,454,738
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	890,706
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	333,450
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,635	1,482,749
1.90%, 08/15/31 (Call 05/15/31)	2,130	1,727,984
2.05%, 08/01/50 (Call 02/01/50)	1,570	894,256
2.25%, 09/15/26 (Call 06/15/26)	1,439	1,329,607
2.45%, 01/15/30 (Call 10/15/29)	3,429	2,978,875
2.70%, 05/01/50 (Call 11/01/49)	755	499,433
3.00%, 05/15/25 (Call 02/15/25)(b)	513	494,317
3.00%, 05/15/27 (Call 02/15/27)	1,934	1,826,489
3.00%, 03/01/51 (Call 09/01/50)	210	145,461
3.10%, 03/15/32 (Call 12/15/31)	414	366,154
3.15%, 01/01/50 (Call 07/01/49)	1,850	1,326,117
3.20%, 05/15/29 (Call 02/15/29)	1,549	1,423,670
3.20%, 08/01/49 (Call 02/01/49)	1,685	1,230,909
3.60%, 12/01/47 (Call 06/01/47)	1,694	1,314,951
3.65%, 09/01/28 (Call 06/01/28)	2,093	1,984,583
3.65%, 09/01/42 (Call 03/01/42)	1,975	1,595,504
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,163,930
3.80%, 01/01/43 (Call 07/01/42)	494	409,299
3.80%, 03/01/46 (Call 09/01/45)	2,758	2,207,034
3.85%, 05/01/49 (Call 11/01/48)	2,392	1,947,614
3.95%, 05/01/42 (Call 11/01/41)	450	378,131
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,516,748
4.65%, 03/15/33 (Call 12/15/32)	1,240	1,226,112
4.90%, 12/15/32 (Call 09/15/32)	2,613	2,642,710
5.13%, 03/15/53 (Call 09/15/52)	595	589,586
5.50%, 03/01/40	247	252,597
5.80%, 05/01/37	193	205,263
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,867	1,698,727
1.60%, 08/15/30 (Call 05/15/30)	1,663	1,314,169
2.45%, 11/15/31 (Call 08/15/31)	780	633,836
2.88%, 06/15/24 (Call 05/15/24)	4,272	4,156,058
5.85%, 11/15/27 (Call 10/15/27)	1,300	1,343,875
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,705	3,237,911
3.65%, 05/15/25 (Call 02/15/25)	2,448	2,357,008
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,504,211
4.22%, 03/15/32 (Call 12/15/31)	2,624	2,385,164
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	445	293,807
3.25%, 09/15/49 (Call 03/15/49)	3,173	2,241,058
4.22%, 06/15/48 (Call 12/15/47)	3,160	2,656,644
4.30%, 05/20/45 (Call 11/20/44)	1,312	1,094,103
5.64%, 04/15/41 (Call 10/15/40)	60	60,614
5.76%, 10/01/39	1,320	1,339,708
5.80%, 03/15/40	1,310	1,323,166
6.27%, 03/15/37	835	901,282
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,855	2,699,859
3.70%, 03/15/52 (Call 09/15/51)	450	348,651
4.15%, 05/15/48 (Call 11/15/47)	2,005	1,672,691
4.50%, 08/15/40	483	443,829
5.35%, 04/01/53 (Call 10/01/52)	3,315	3,275,618
	Par
Security	(000)	Value

Electric (continued)
6.00%, 06/01/39	$940	$989,040
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,495	1,951,439
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,449	1,998,947
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,106	1,511,603
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,559	2,875,814
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,920	1,297,037
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,310	1,131,853
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,729	3,483,818
3.30%, 04/01/25 (Call 03/01/25)	2,673	2,573,457
3.40%, 02/01/28 (Call 11/01/27)	4,707	4,385,324
3.70%, 04/01/29 (Call 02/01/29)	2,415	2,215,449
3.80%, 02/01/38 (Call 08/01/37)	3,547	2,958,978
4.00%, 02/01/48 (Call 08/01/47)	1,402	1,090,462
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	3,435	2,777,507
6.00%, 10/15/39	3,301	3,350,053
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	3,314	3,117,480
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,272	1,910,729
2.75%, 02/01/32 (Call 11/01/31)	2,950	2,493,192
2.85%, 08/01/29 (Call 05/01/29)	2,413	2,137,604
3.45%, 02/01/52 (Call 08/01/51)	1,890	1,344,716
3.65%, 02/01/50 (Call 08/01/49)	4,884	3,635,357
4.00%, 04/01/47 (Call 10/01/46)	7,319	5,762,615
4.05%, 03/15/42 (Call 09/15/41)	1,512	1,216,510
4.50%, 09/01/40 (Call 03/01/40)	1,585	1,367,950
4.65%, 10/01/43 (Call 04/01/43)	2,003	1,751,363
4.90%, 06/01/26 (Call 05/01/26)	1,365	1,355,582
5.30%, 03/01/28 (Call 02/01/28)	475	483,669
5.50%, 03/15/40	2,483	2,413,079
5.63%, 02/01/36	1,284	1,292,872
5.70%, 03/01/53 (Call 09/01/52)	465	462,824
5.85%, 11/01/27 (Call 10/01/27)	1,780	1,843,368
5.88%, 12/01/53 (Call 06/01/53)	1,760	1,790,307
5.95%, 11/01/32 (Call 08/01/32)	1,175	1,244,584
6.00%, 01/15/34	1,399	1,468,866
6.05%, 03/15/39	2,170	2,251,418
6.65%, 04/01/29	1,230	1,283,874
Series 04-G, 5.75%, 04/01/35	1,164	1,201,283
Series 05-E, 5.35%, 07/15/35	1,156	1,131,759
Series 06-E, 5.55%, 01/15/37	1,685	1,687,410
Series 08-A, 5.95%, 02/01/38	2,127	2,198,488
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	2,134	1,693,244
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,340	1,207,420
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	445	286,673
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,543	1,483,224
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,072	1,963,199
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,906	2,592,268
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,215	886,330
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,982	3,204,395
Series C, 4.20%, 06/01/25	1,370	1,345,244
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,977	1,965,178
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,912	3,800,430
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,765	1,699,819
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,837	2,381,208
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,695	1,257,876
Series K, 0.98%, 08/01/24	1,050	996,503

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Southern California Gas Co., 5.20%, 06/01/33
(Call 03/01/33)	$1,910	$1,903,296
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,198	8,743,159
4.25%, 07/01/36 (Call 01/01/36)	995	888,973
4.40%, 07/01/46 (Call 01/01/46)	6,616	5,542,356
4.48%, 08/01/24(d)	40	39,409
4.85%, 06/15/28 (Call 04/15/28)	2,180	2,155,933
5.11%, 08/01/27	2,150	2,143,614
5.15%, 10/06/25	2,210	2,215,061
5.20%, 06/15/33 (Call 12/15/32)	2,270	2,246,869
5.70%, 10/15/32 (Call 04/15/32)	1,225	1,263,147
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)	3,840	3,270,451
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,310	1,128,329
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,060	3,736,540
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(a)	1,230	1,148,045
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,528	1,378,516
4.15%, 12/01/25 (Call 09/01/25)	3,301	3,239,799
5.15%, 09/15/41	2,468	2,295,215
5.25%, 07/15/43	1,060	985,662
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,565	1,366,965
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,560	1,028,274
5.30%, 04/01/33 (Call 01/01/33)	670	664,727
6.20%, 03/15/40	1,634	1,684,736
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	521,920
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,561,898
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,173	1,620,102
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,925	1,840,762
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,300	2,090,171
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	810	792,480
3.40%, 08/15/46 (Call 02/15/46)	1,098	797,609
3.70%, 08/15/47 (Call 02/15/47)	2,000	1,520,520
3.75%, 06/15/49 (Call 12/15/48)	1,298	984,974
4.50%, 08/15/41 (Call 02/15/41)	1,656	1,458,058
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,463	1,239,410
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,408	977,462
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	485	492,653
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,164	1,800,426
3.45%, 03/15/51 (Call 09/15/50)	330	236,201
3.63%, 06/15/50 (Call 12/15/49)	1,436	1,065,325
4.10%, 06/15/42 (Call 12/15/41)	2,196	1,848,263
4.30%, 06/15/48 (Call 12/15/47)	1,519	1,266,892
4.35%, 05/15/44 (Call 11/15/43)	1,625	1,372,833
4.45%, 06/15/49 (Call 12/15/48)	1,869	1,579,828
5.00%, 07/15/52 (Call 01/15/52)	1,235	1,144,697
Toledo Edison Co. (The), 6.15%, 05/15/37	909	958,059
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,790	2,212,582
3.05%, 03/15/25 (Call 12/15/24)	580	558,180
3.25%, 05/15/32 (Call 02/15/32)	998	876,863
3.25%, 05/01/51 (Call 11/01/50)	1,230	836,056
4.00%, 06/15/50 (Call 12/15/49)	1,252	973,630
4.85%, 12/01/48 (Call 06/01/48)	1,197	1,066,563
	Par
Security	(000)	Value

Electric (continued)
5.50%, 04/15/53 (Call 10/15/52)	$1,690	$1,661,422
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,725	2,203,871
2.63%, 03/15/51 (Call 09/15/50)	1,181	750,738
2.95%, 06/15/27 (Call 03/15/27)	2,583	2,437,525
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,908,095
3.25%, 10/01/49 (Call 04/01/49)	2,241	1,585,216
3.50%, 03/15/29 (Call 12/15/28)	2,389	2,240,715
3.65%, 04/15/45 (Call 10/15/44)	1,850	1,427,479
3.90%, 09/15/42 (Call 03/15/42)	750	609,653
3.90%, 04/01/52 (Call 10/01/51)	625	503,613
4.00%, 04/01/48 (Call 10/01/47)	3,535	2,866,496
5.30%, 08/01/37	115	114,753
5.45%, 03/15/53 (Call 09/15/52)	2,485	2,501,376
8.45%, 03/15/39	523	678,666
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	3,054	2,499,180
2.40%, 03/30/32 (Call 12/30/31)	1,085	890,210
2.45%, 12/15/50 (Call 06/15/50)	3,967	2,354,930
2.95%, 11/15/51 (Call 05/15/51)	3,100	2,031,523
3.30%, 12/01/49 (Call 06/01/49)	1,915	1,366,793
4.00%, 01/15/43 (Call 07/15/42)	2,105	1,716,375
4.45%, 02/15/44 (Call 08/15/43)	2,490	2,130,544
4.60%, 12/01/48 (Call 06/01/48)	2,150	1,884,109
5.00%, 04/01/33 (Call 01/01/33)	2,745	2,719,581
5.45%, 04/01/53 (Call 10/01/52)	2,455	2,407,618
6.35%, 11/30/37	1,572	1,698,923
8.88%, 11/15/38	2,118	2,842,229
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,481	1,329,997
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,175,776
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,262	4,102,942
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,892	3,725,461
Series A, 3.80%, 04/01/28 (Call 01/01/28)	4,350	4,165,951
Series A, 6.00%, 05/15/37	2,032	2,141,179
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,530	2,368,890
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,559	1,510,297
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,162	1,674,058
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,482	1,210,483
Series B, 6.00%, 01/15/36	1,319	1,387,364
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,990	1,584,816
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,415	2,096,582
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,515	2,212,370
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,984	1,709,057
1.80%, 10/15/30 (Call 07/15/30)	1,217	976,813
2.20%, 12/15/28 (Call 10/15/28)	607	528,139
4.75%, 01/09/26 (Call 12/09/25)	4,370	4,348,368
4.75%, 01/15/28 (Call 12/15/27)	3,690	3,645,794
5.00%, 09/27/25 (Call 08/27/25)	1,890	1,891,512
5.15%, 10/01/27 (Call 09/01/27)	3,815	3,850,212
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	2,035	1,767,988
2.05%, 12/15/24 (Call 11/15/24)	1,690	1,613,105
4.30%, 10/15/48 (Call 04/15/48)	815	705,757
4.75%, 09/30/32 (Call 06/30/32)	1,745	1,720,169
5.63%, 05/15/33	110	115,081
5.70%, 12/01/36	500	511,445
Wisconsin Power & Light Co., 4.95%, 04/01/33
(Call 01/01/33)	500	499,075

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	$2,300	$1,843,128
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,756,491
3.05%, 10/15/27 (Call 07/15/27)	1,240	1,156,176
3.65%, 04/01/50 (Call 10/01/49)	1,305	980,264
3.95%, 09/01/32 (Call 06/01/32)	2,125	1,970,109
6.38%, 08/15/37	250	270,688
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,755	1,156,808
3.30%, 09/01/49 (Call 03/01/49)	1,685	1,201,405
3.67%, 12/01/42	1,365	1,063,431
4.75%, 11/01/44 (Call 05/01/44)	1,818	1,644,217
5.35%, 11/10/25 (Call 10/10/25)	1,415	1,427,197
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,725	2,441,246
2.35%, 11/15/31 (Call 05/15/31)	1,920	1,553,606
2.60%, 12/01/29 (Call 06/01/29)	2,551	2,221,283
3.30%, 06/01/25 (Call 12/01/24)	2,824	2,722,138
3.35%, 12/01/26 (Call 06/01/26)	2,982	2,830,753
3.40%, 06/01/30 (Call 12/01/29)	2,830	2,564,546
3.50%, 12/01/49 (Call 06/01/49)	1,715	1,249,772
4.00%, 06/15/28 (Call 12/15/27)	3,576	3,440,291
4.60%, 06/01/32 (Call 12/01/31)	2,770	2,665,931
6.50%, 07/01/36	939	1,019,782
		1,857,050,557
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	1,551	1,243,840
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,549	1,374,830
1.80%, 10/15/27 (Call 08/15/27)	3,116	2,780,095
1.95%, 10/15/30 (Call 07/15/30)	1,306	1,087,284
2.00%, 12/21/28 (Call 10/21/28)	2,680	2,345,536
2.20%, 12/21/31 (Call 09/21/31)	2,521	2,091,598
2.75%, 10/15/50 (Call 04/15/50)	3,243	2,118,198
2.80%, 12/21/51 (Call 06/21/51)	2,530	1,659,731
3.15%, 06/01/25 (Call 03/01/25)	3,115	3,011,925
5.25%, 11/15/39	1,645	1,675,778
		19,388,815
Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	939	776,262
2.30%, 03/12/31 (Call 12/12/30)	4,324	3,581,612
2.75%, 09/15/29 (Call 06/15/29)	2,284	2,017,000
3.05%, 09/22/26 (Call 06/22/26)	2,846	2,663,884
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,771	2,475,140
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,971	1,899,394
3.55%, 10/01/27 (Call 07/01/27)	1,827	1,714,694
5.41%, 07/01/32 (Call 04/01/32)	1,460	1,445,823
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,166	1,103,619
2.20%, 09/15/31 (Call 06/15/31)	2,705	2,209,390
2.80%, 02/15/30 (Call 11/15/29)	4,472	3,947,837
4.35%, 06/01/29 (Call 03/01/29)	1,506	1,482,205
4.75%, 03/30/26	175	174,324
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,935	2,415,740
3.25%, 09/08/24 (Call 07/08/24)	1,983	1,922,459
3.88%, 01/12/28 (Call 10/12/27)	1,590	1,481,355
	Par
Security	(000)	Value

Electronics (continued)
4.00%, 04/01/25 (Call 01/01/25)	$1,616	$1,564,870
6.13%, 03/01/26 (Call 03/01/24)	375	375,199
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,876	1,495,603
4.63%, 04/15/26 (Call 01/15/26)	3,001	2,913,761
5.50%, 06/01/32 (Call 03/01/32)	1,455	1,375,310
6.25%, 03/15/28 (Call 02/15/28)	1,970	1,989,444
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,795	2,664,809
4.75%, 06/15/25 (Call 03/15/25)	2,937	2,874,501
4.88%, 06/15/29 (Call 03/15/29)	3,336	3,221,342
4.88%, 05/12/30 (Call 02/12/30)	2,134	2,055,703
6.00%, 01/15/28 (Call 12/15/27)	1,500	1,526,610
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,651	5,358,052
4.30%, 06/15/46 (Call 12/15/45)	1,395	1,106,263
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,829	2,519,309
1.35%, 06/01/25 (Call 05/01/25)	3,854	3,610,003
1.75%, 09/01/31 (Call 06/01/31)	4,565	3,694,089
1.95%, 06/01/30 (Call 03/01/30)	2,976	2,510,435
2.30%, 08/15/24 (Call 07/15/24)	4,720	4,570,990
2.50%, 11/01/26 (Call 08/01/26)	7,322	6,906,330
2.70%, 08/15/29 (Call 05/15/29)	4,580	4,144,534
2.80%, 06/01/50 (Call 12/01/49)(b)	3,760	2,728,444
3.81%, 11/21/47 (Call 05/21/47)	2,495	2,105,481
4.25%, 01/15/29 (Call 12/15/28)	1,470	1,452,772
4.50%, 01/15/34 (Call 10/15/33)	1,220	1,201,968
4.85%, 11/01/24	1,100	1,101,738
4.95%, 02/15/28 (Call 01/15/28)	3,250	3,329,950
5.00%, 02/15/33 (Call 11/15/32)	4,935	5,078,164
5.38%, 03/01/41	785	811,761
5.70%, 03/15/36	345	372,217
5.70%, 03/15/37	2,068	2,225,127
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	560	462,627
3.15%, 08/15/27 (Call 05/15/27)	1,022	955,498
3.35%, 03/01/26 (Call 12/01/25)	1,855	1,777,034
3.50%, 02/15/28 (Call 11/15/27)	2,634	2,467,531
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,300	2,969,637
3.00%, 01/15/31 (Call 10/15/30)	3,761	3,145,588
3.60%, 01/15/30 (Call 10/15/29)	911	812,758
3.95%, 01/12/28 (Call 10/12/27)	2,750	2,574,055
4.25%, 05/15/27 (Call 04/15/27)	1,210	1,162,459
5.45%, 02/01/29 (Call 01/01/29)	775	764,754
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,324	2,928,278
4.55%, 10/30/24 (Call 07/30/24)	3,743	3,686,593
4.60%, 04/06/27 (Call 01/06/27)	4,633	4,600,940
Legrand France SA, 8.50%, 02/15/25	3,367	3,557,606
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 06/12/23)	330	310,200
1.75%, 08/09/26 (Call 07/09/26)	3,616	3,138,435
2.38%, 08/09/28 (Call 06/09/28)	2,270	1,856,565
2.65%, 08/09/31 (Call 05/09/31)	3,676	2,835,299
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,890	2,850,118
4.90%, 06/15/28 (Call 03/15/28)	2,859	2,821,833
6.10%, 03/15/33 (Call 12/15/32)	240	242,890

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	$335	$283,577
3.13%, 08/15/27 (Call 05/15/27)	3,220	3,017,720
3.45%, 08/01/24 (Call 05/01/24)	1,394	1,363,430
3.70%, 02/15/26 (Call 11/15/25)	1,714	1,671,887
4.50%, 02/13/26	1,645	1,635,656
7.13%, 10/01/37	1,141	1,323,857
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	2,787	2,477,113
2.40%, 04/01/28 (Call 02/01/28)	2,906	2,435,257
2.95%, 04/01/31 (Call 01/01/31)	3,084	2,431,765
		170,756,477
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33
(Call 12/01/32)	3,745	3,711,332
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	8,080	7,818,854
3.76%, 03/15/27 (Call 02/15/27)	14,835	13,896,093
3.79%, 03/15/25 (Call 06/12/23)	875	845,504
4.05%, 03/15/29 (Call 01/15/29)	5,255	4,799,707
4.28%, 03/15/32 (Call 12/15/31)	17,627	15,407,584
5.05%, 03/15/42 (Call 09/15/41)	7,723	6,248,679
5.14%, 03/15/52	22,135	17,286,550
5.39%, 03/15/62 (Call 09/15/61)	8,910	6,936,346
6.41%, 03/15/26 (Call 03/15/24)	75	75,164
		73,314,481
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	1,433	1,177,639
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,525	1,383,480
1.45%, 02/15/31 (Call 11/15/30)	3,938	3,104,719
1.75%, 02/15/32 (Call 11/15/31)	1,635	1,292,124
2.30%, 03/01/30 (Call 12/01/29)	2,995	2,568,512
2.38%, 03/15/33 (Call 12/15/32)(b)	2,920	2,381,581
2.50%, 08/15/24 (Call 07/15/24)	3,948	3,818,150
2.90%, 07/01/26 (Call 04/01/26)	1,939	1,833,848
3.05%, 03/01/50 (Call 09/01/49)	2,085	1,458,416
3.20%, 03/15/25 (Call 12/15/24)	2,830	2,740,883
3.38%, 11/15/27 (Call 08/15/27)	2,910	2,767,905
3.95%, 05/15/28 (Call 02/15/28)	3,766	3,629,897
4.88%, 04/01/29 (Call 03/01/29)	475	476,634
5.00%, 04/01/34 (Call 01/01/34)	1,210	1,211,827
5.70%, 05/15/41 (Call 11/15/40)	586	608,497
6.20%, 03/01/40	525	566,097
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,658	2,150,508
2.60%, 02/01/30 (Call 11/01/29)	3,837	3,336,195
2.95%, 01/15/52 (Call 07/15/51)	2,705	1,797,148
3.05%, 04/01/50 (Call 10/01/49)	1,631	1,102,246
3.20%, 06/01/32 (Call 03/01/32)	2,080	1,812,554
3.50%, 05/01/29 (Call 02/01/29)	2,326	2,155,411
4.20%, 01/15/33 (Call 10/15/32)	3,105	2,924,010
4.25%, 12/01/28 (Call 09/01/28)	2,517	2,448,613
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,483	1,344,799
1.15%, 03/15/28 (Call 01/15/28)	1,590	1,353,201
1.50%, 03/15/31 (Call 12/15/30)	1,488	1,183,154
	Par
Security	(000)	Value

Environmental Control (continued)
2.00%, 06/01/29 (Call 04/01/29)	$1,615	$1,391,888
2.50%, 11/15/50 (Call 05/15/50)	1,107	696,192
2.95%, 06/01/41 (Call 12/01/40)	3,710	2,740,911
3.13%, 03/01/25 (Call 12/01/24)	726	704,939
3.15%, 11/15/27 (Call 08/15/27)	3,778	3,576,179
4.10%, 03/01/45 (Call 09/01/44)	180	155,084
4.15%, 04/15/32 (Call 01/15/32)	1,090	1,046,803
4.15%, 07/15/49 (Call 01/15/49)	2,947	2,574,765
4.63%, 02/15/30 (Call 12/15/29)	2,890	2,879,914
4.63%, 02/15/33 (Call 11/15/32)	5,315	5,253,718
		73,648,441
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,566	1,701,929
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,603	3,063,162
3.13%, 04/24/50 (Call 10/24/49)	1,800	1,232,676
3.30%, 03/19/25 (Call 12/19/24)	1,804	1,741,978
3.95%, 03/15/25 (Call 01/15/25)	4,122	4,031,934
4.15%, 03/15/28 (Call 12/15/27)	3,822	3,711,965
4.80%, 03/15/48 (Call 09/15/47)	2,910	2,606,982
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	2,218	1,895,392
4.60%, 11/01/25 (Call 09/01/25)	3,561	3,533,438
4.85%, 11/01/28 (Call 08/01/28)	3,670	3,617,629
5.30%, 11/01/38 (Call 05/01/38)	4,196	4,011,040
5.40%, 11/01/48 (Call 05/01/48)	3,548	3,300,243
7.00%, 10/01/28	2,529	2,728,740
8.25%, 09/15/30	2,355	2,732,224
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,805	1,484,612
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,489,942
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,287	1,884,351
2.88%, 04/15/30 (Call 01/15/30)	3,364	3,002,370
3.00%, 02/01/51 (Call 08/01/50)	2,554	1,777,201
3.20%, 02/10/27 (Call 11/10/26)	3,052	2,911,211
4.00%, 04/17/25 (Call 02/17/25)	5,557	5,459,697
4.20%, 04/17/28 (Call 01/17/28)	7,048	6,912,960
4.70%, 04/17/48 (Call 10/17/47)	10	9,242
4.95%, 03/29/33 (Call 12/29/32)	2,035	2,033,148
5.24%, 11/18/25 (Call 11/18/23)	370	370,078
5.40%, 06/15/40	887	888,508
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,566	1,452,089
1.70%, 06/01/30 (Call 03/01/30)	1,222	1,015,995
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,233,562
2.30%, 08/15/26 (Call 05/15/26)	4,107	3,872,613
2.45%, 11/15/29 (Call 08/15/29)	1,713	1,514,292
2.65%, 06/01/50 (Call 12/01/49)	645	434,085
3.13%, 11/15/49 (Call 05/15/49)	1,894	1,392,260
3.20%, 08/21/25 (Call 05/21/25)	878	848,692
3.38%, 08/15/46 (Call 02/15/46)	605	462,559
4.25%, 05/04/28 (Call 04/04/28)	240	240,134
4.50%, 05/04/33 (Call 02/04/33)	400	399,668
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/16/23)	307	293,385
1.70%, 06/03/28 (Call 04/03/28)	5,310	4,677,367
1.80%, 06/11/30 (Call 03/11/30)	862	721,244
3.05%, 06/03/51 (Call 12/03/50)	3,135	2,191,804

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	$1,404	$1,216,734
3.20%, 10/01/26 (Call 07/01/26)	3,010	2,836,112
3.90%, 06/01/50 (Call 12/01/49)	2,160	1,586,520
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(e)	265	233,044
3.00%, 02/02/29 (Call 12/02/28)(e)	165	139,031
3.00%, 05/15/32 (Call 02/15/32)(e)	1,616	1,231,263
3.63%, 01/15/32 (Call 01/15/27)(e)	735	594,703
3.75%, 12/01/31 (Call 12/01/26)(e)	1,115	910,264
4.38%, 02/02/52 (Call 08/02/51)(e)	1,615	1,082,841
5.13%, 02/01/28 (Call 01/01/28)(e)	6,500	6,256,835
5.50%, 01/15/30 (Call 01/15/25)(e)	1,220	1,159,061
5.75%, 04/01/33 (Call 01/01/33)(e)	6,210	5,792,936
6.50%, 12/01/52 (Call 06/01/52)(e)	6,584	5,942,060
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,260	1,820,114
2.38%, 03/15/30 (Call 12/15/29)	2,475	2,118,823
2.75%, 09/15/41 (Call 03/15/41)	1,080	761,141
3.38%, 12/15/27 (Call 09/15/27)	3,035	2,856,754
3.50%, 03/15/25	5,770	5,604,863
3.55%, 03/15/50 (Call 09/15/49)	1,583	1,145,031
4.25%, 03/15/35	3,392	3,102,391
4.38%, 03/15/45	1,886	1,626,807
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,315	1,096,565
3.25%, 04/01/26	4,076	3,895,963
3.40%, 11/15/27 (Call 08/15/27)	2,287	2,160,941
4.30%, 05/15/28 (Call 02/15/28)	3,164	3,093,253
4.50%, 04/01/46	1,924	1,699,469
5.25%, 03/01/33 (Call 12/01/32)(b)	1,750	1,770,737
Series B, 7.45%, 04/01/31	3,717	4,248,308
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,565	1,593,139
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,930	6,575,946
3.75%, 04/01/30 (Call 01/01/30)	2,740	2,560,968
3.88%, 05/15/27 (Call 02/15/27)	6,070	5,874,789
4.25%, 03/01/31 (Call 12/01/30)	2,457	2,349,482
4.38%, 06/01/46 (Call 12/01/45)	9,240	7,771,302
4.63%, 01/30/29 (Call 10/30/28)	2,115	2,103,537
4.63%, 10/01/39 (Call 04/01/39)	1,920	1,714,714
4.88%, 10/01/49 (Call 04/01/49)	3,930	3,542,030
5.00%, 07/15/35 (Call 01/15/35)	3,300	3,256,638
5.00%, 06/04/42	5,116	4,755,987
5.20%, 07/15/45 (Call 01/15/45)	6,565	6,201,955
5.50%, 06/01/50 (Call 12/01/49)	3,230	3,181,647
6.50%, 02/09/40	3,235	3,453,039
6.75%, 03/15/32	1,160	1,294,421
6.88%, 01/26/39	3,560	3,990,475
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,285	1,798,935
2.20%, 05/01/30 (Call 02/01/30)	4,033	3,341,058
2.65%, 10/15/26 (Call 07/15/26)	3,397	3,177,520
3.50%, 02/01/26 (Call 11/01/25)	4,156	4,013,491
3.70%, 08/01/27 (Call 05/01/27)	3,835	3,697,707
3.88%, 10/15/46 (Call 04/15/46)	2,146	1,642,677
3.95%, 01/15/50 (Call 07/15/49)	2,946	2,332,024
4.45%, 02/01/47 (Call 08/01/46)	2,386	2,050,862
4.50%, 01/15/29 (Call 10/15/28)	2,681	2,632,956
	Par
Security	(000)	Value

Food (continued)
4.65%, 01/15/48 (Call 07/15/47)	$2,189	$1,905,393
5.00%, 04/15/42 (Call 10/15/41)	1,366	1,246,762
5.15%, 08/01/43 (Call 02/01/43)	1,775	1,634,793
5.40%, 07/15/40 (Call 01/15/40)	1,323	1,274,512
5.40%, 01/15/49 (Call 07/15/48)	2,207	2,142,467
6.90%, 04/15/38	1,790	2,008,362
7.50%, 04/01/31	1,488	1,711,483
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,390	3,038,898
1.85%, 02/15/31 (Call 11/15/30)	2,483	1,976,915
2.50%, 04/15/30 (Call 01/15/30)	2,670	2,279,539
3.15%, 08/15/24 (Call 06/15/24)	3,442	3,346,003
3.40%, 08/15/27 (Call 05/15/27)	4,480	4,217,293
4.20%, 08/15/47 (Call 02/15/47)	1,570	1,293,492
4.95%, 04/15/33 (Call 01/15/33)	2,240	2,190,787
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	4,398	4,126,336
1.50%, 02/04/31 (Call 11/04/30)	2,986	2,354,431
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,672,138
2.63%, 03/17/27 (Call 01/17/27)	1,240	1,154,093
2.63%, 09/04/50 (Call 03/04/50)	3,910	2,505,450
2.75%, 04/13/30 (Call 01/13/30)	2,493	2,198,602
3.00%, 03/17/32 (Call 12/17/31)	225	196,846
4.13%, 05/07/28 (Call 02/07/28)	865	848,427
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	1,535	1,226,189
4.25%, 04/15/31 (Call 04/15/26)	2,160	1,851,250
6.25%, 07/01/33	2,170	2,114,491
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,184	2,725,154
2.45%, 12/14/31 (Call 09/14/31)	1,570	1,292,738
3.15%, 12/14/51 (Call 06/14/51)	3,580	2,423,016
3.25%, 07/15/27 (Call 04/15/27)	3,471	3,272,251
3.30%, 07/15/26 (Call 04/15/26)	3,785	3,613,994
3.30%, 02/15/50 (Call 08/15/49)	2,049	1,431,841
3.75%, 10/01/25 (Call 07/01/25)	4,135	4,015,498
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,644,341
4.50%, 04/01/46 (Call 10/01/45)	905	765,612
4.85%, 10/01/45 (Call 04/01/45)	2,445	2,162,505
5.38%, 09/21/35	1,904	1,916,433
5.95%, 04/01/30 (Call 01/01/30)	2,293	2,413,474
6.60%, 04/01/40 (Call 10/01/39)	920	994,538
6.60%, 04/01/50 (Call 10/01/49)	4,747	5,282,462
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,453	5,158,920
3.95%, 08/15/24 (Call 05/15/24)	4,721	4,644,236
4.00%, 03/01/26 (Call 01/01/26)	4,286	4,160,892
4.35%, 03/01/29 (Call 12/01/28)	5,169	4,945,389
4.55%, 06/02/47 (Call 12/02/46)	2,106	1,725,509
4.88%, 08/15/34 (Call 02/15/34)	2,951	2,853,942
5.10%, 09/28/48 (Call 03/28/48)	5,645	5,106,241
5.15%, 08/15/44 (Call 02/15/44)	2,736	2,449,349
Walmart Inc., 3.90%, 09/09/25	4,225	4,179,877
		359,465,428
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,378	2,197,177
4.50%, 08/01/24 (Call 05/01/24)	2,214	2,194,096
5.50%, 11/02/47 (Call 05/02/47)	1,480	1,240,284

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$660	$646,417
5.50%, 01/17/27	3,539	3,565,684
Georgia-Pacific LLC
7.75%, 11/15/29	1,933	2,231,301
8.88%, 05/15/31	2,620	3,263,787
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	1,041	865,352
4.40%, 08/15/47 (Call 02/15/47)	3,343	2,792,675
4.80%, 06/15/44 (Call 12/15/43)	4,140	3,652,846
5.00%, 09/15/35 (Call 03/15/35)	1,005	965,564
5.15%, 05/15/46 (Call 11/15/45)	300	275,460
6.00%, 11/15/41 (Call 05/15/41)	2,831	2,866,982
7.30%, 11/15/39(b)	25	28,148
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,085	1,772,667
3.13%, 01/15/32 (Call 10/15/31)	1,012	802,658
3.75%, 01/15/31 (Call 10/15/30)	1,211	1,027,667
5.00%, 01/15/30 (Call 10/15/29)	3,771	3,516,797
6.00%, 01/15/29 (Call 10/15/28)	6,212	6,145,904
		40,051,466
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,180	1,728,653
2.63%, 09/15/29 (Call 06/15/29)	1,240	1,108,399
2.85%, 02/15/52 (Call 08/15/51)	718	483,185
3.00%, 06/15/27 (Call 03/15/27)	2,875	2,698,763
3.38%, 09/15/49 (Call 03/15/49)	2,887	2,118,134
4.13%, 10/15/44 (Call 04/15/44)	1,771	1,487,481
4.13%, 03/15/49 (Call 09/15/48)	2,909	2,425,524
4.15%, 01/15/43 (Call 07/15/42)	2,674	2,288,088
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,439,551
5.45%, 10/15/32 (Call 07/15/32)(b)	115	119,662
5.50%, 06/15/41 (Call 12/15/40)	1,916	1,904,926
5.75%, 10/15/52 (Call 04/15/52)	1,620	1,697,630
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,025	2,435,881
4.00%, 04/01/28 (Call 01/01/28)	2,104	2,039,576
4.10%, 09/01/47 (Call 03/01/47)	1,088	887,656
4.40%, 07/01/32 (Call 04/01/32)(b)	1,990	1,914,181
5.25%, 03/01/28 (Call 02/01/28)	4,260	4,330,716
5.40%, 03/01/33 (Call 12/01/32)	3,880	3,941,498
5.85%, 01/15/41 (Call 07/15/40)	1,083	1,108,819
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	581	564,889
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,357	6,105,517
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,580	1,264,442
3.95%, 09/15/27 (Call 06/15/27)	679	635,300
4.75%, 09/01/28 (Call 06/01/28)	1,878	1,797,584
5.20%, 07/15/25 (Call 04/15/25)	1,684	1,666,065
5.50%, 01/15/26 (Call 12/15/25)	1,817	1,805,716
5.50%, 10/01/26	1,310	1,291,699
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,183	4,725,911
1.70%, 02/15/31 (Call 11/15/30)	3,940	3,088,448
2.95%, 09/01/29 (Call 06/01/29)	2,319	2,040,187
3.49%, 05/15/27 (Call 02/15/27)	3,194	3,030,244
3.60%, 05/01/30 (Call 02/01/30)	4,144	3,767,103
3.95%, 03/30/48 (Call 09/30/47)	3,036	2,385,142
	Par
Security	(000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$2,531	$2,131,077
4.80%, 02/15/44 (Call 08/15/43)	3,139	2,825,853
5.00%, 06/15/52 (Call 12/15/51)	1,680	1,539,535
5.25%, 03/30/28 (Call 02/29/28)	1,130	1,138,532
5.25%, 02/15/43 (Call 08/15/42)	1,335	1,278,236
5.40%, 06/30/33 (Call 03/30/33)	460	461,582
5.65%, 02/01/45 (Call 08/01/44)	2,142	2,142,107
5.95%, 06/15/41 (Call 12/15/40)	1,675	1,703,090
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	557	465,034
4.25%, 09/01/32 (Call 06/01/32)	665	634,822
4.50%, 11/01/48 (Call 05/01/48)	1,860	1,594,838
4.66%, 02/01/44 (Call 08/01/43)	1,518	1,362,800
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,800	2,304,288
3.35%, 06/01/50 (Call 12/01/49)	2,800	1,898,372
3.50%, 06/01/29 (Call 03/01/29)	2,254	2,070,660
3.64%, 11/01/46 (Call 05/01/46)	1,267	908,338
4.65%, 08/01/43 (Call 02/01/43)	835	732,404
5.05%, 05/15/52 (Call 11/15/51)	1,358	1,234,490
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	3,775	3,564,431
3.15%, 09/15/24 (Call 06/15/24)	3,675	3,587,755
3.20%, 06/15/25 (Call 03/15/25)	1,866	1,800,298
3.75%, 09/15/42 (Call 03/15/42)	1,545	1,217,985
5.13%, 11/15/40	1,900	1,841,537
5.75%, 06/01/53 (Call 12/01/52)	1,760	1,787,438
6.35%, 11/15/52 (Call 05/15/52)	2,610	2,885,172
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,242	3,043,557
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,804	1,455,395
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,935	1,609,804
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	857	666,849
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,763	2,397,400
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,730	1,647,877
3.95%, 10/01/46 (Call 04/01/46)	2,298	1,760,061
4.40%, 06/01/43 (Call 12/01/42)	1,940	1,599,569
4.40%, 05/30/47 (Call 11/30/46)	2,173	1,788,118
5.15%, 09/15/32 (Call 03/15/32)	815	813,590
5.88%, 03/15/41 (Call 09/15/40)	2,140	2,172,464
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,839	2,235,599
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,800	1,195,848
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,468	1,197,917
3.18%, 08/15/51 (Call 02/15/51)	1,295	828,968
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,715,413
3.80%, 09/29/46 (Call 03/29/46)	1,301	949,899
4.05%, 03/15/32 (Call 12/15/31)	2,772	2,497,960
4.15%, 06/01/49 (Call 12/01/48)	1,194	917,971
5.45%, 03/23/28 (Call 02/23/28)	660	662,647
5.80%, 12/01/27 (Call 11/01/27)	1,940	1,984,639
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	340	237,592
4.80%, 02/15/33 (Call 11/15/32)	700	694,323
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,870	1,392,477
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,086	1,609,286
		150,512,467

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$1,515	$1,229,953
4.63%, 06/15/28 (Call 03/15/28)	815	786,312
Regal Rexnord Corp.
6.05%, 02/15/26(e)	1,905	1,909,324
6.05%, 04/15/28 (Call 03/15/28)(e)	3,215	3,182,046
6.30%, 02/15/30 (Call 12/15/29)(e)	1,075	1,073,742
6.40%, 04/15/33 (Call 01/15/33)(e)	1,935	1,913,115
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	1,594	1,170,155
3.25%, 03/01/27 (Call 12/01/26)	1,785	1,701,141
4.10%, 03/01/48 (Call 09/01/47)	945	820,099
Stanley Black & Decker Inc., 3.00%, 05/15/32
(Call 02/15/32)(b)	2,342	1,955,617
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 06/12/23)	330	313,616
2.30%, 03/15/30 (Call 12/15/29)	3,635	2,983,499
2.75%, 11/15/50 (Call 05/15/50)	2,650	1,537,106
3.40%, 03/01/26 (Call 01/01/26)	3,830	3,654,395
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	2,700	2,017,359
4.25%, 11/15/28 (Call 08/15/28)	1,776	1,690,912
4.85%, 11/15/48 (Call 05/15/48)	2,002	1,668,567
5.20%, 09/01/40	2,063	1,872,998
6.00%, 03/06/28 (Call 02/06/28)	7,195	7,366,097
		38,846,053
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,990	4,385,112
1.40%, 06/30/30 (Call 03/30/30)	3,893	3,199,929
2.95%, 03/15/25 (Call 12/15/24)	4,825	4,703,265
3.75%, 11/30/26 (Call 08/30/26)	7,482	7,376,055
3.88%, 09/15/25 (Call 06/15/25)	3,134	3,083,919
4.75%, 11/30/36 (Call 05/30/36)	6,418	6,456,315
4.75%, 04/15/43 (Call 10/15/42)	4,105	4,007,137
4.90%, 11/30/46 (Call 05/30/46)	8,997	8,967,400
5.30%, 05/27/40	3,445	3,574,394
6.00%, 04/01/39	1,200	1,338,396
6.15%, 11/30/37	2,205	2,477,295
Baxter International Inc.
1.32%, 11/29/24	1,466	1,377,028
1.73%, 04/01/31 (Call 01/01/31)	1,470	1,138,780
1.92%, 02/01/27 (Call 01/01/27)	6,348	5,660,321
2.27%, 12/01/28 (Call 10/01/28)	5,475	4,715,837
2.54%, 02/01/32 (Call 11/01/31)(b)	1,700	1,373,974
2.60%, 08/15/26 (Call 05/15/26)	3,872	3,589,576
3.13%, 12/01/51 (Call 06/01/51)	3,840	2,458,790
3.50%, 08/15/46 (Call 02/15/46)	2,058	1,420,535
3.95%, 04/01/30 (Call 01/01/30)	4,510	4,166,293
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	3,475	3,281,095
2.65%, 06/01/30 (Call 03/01/30)	2,666	2,331,604
4.55%, 03/01/39 (Call 09/01/38)	1,763	1,614,132
4.70%, 03/01/49 (Call 09/01/48)	2,334	2,152,228
6.50%, 11/15/35	1,083	1,210,567
7.38%, 01/15/40	1,166	1,388,904
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	3,903	2,552,874
2.80%, 12/10/51 (Call 06/10/51)	4,030	2,706,064
3.35%, 09/15/25 (Call 06/15/25)	1,626	1,574,440
	Par
Security	(000)	Value

Health Care - Products (continued)
4.38%, 09/15/45 (Call 03/15/45)	$1,838	$1,659,604
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	2,578	2,251,187
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	3,899	3,736,763
2.60%, 11/15/29 (Call 08/15/29)	3,256	2,895,854
3.25%, 11/15/39 (Call 05/15/39)	3,777	3,063,902
3.40%, 11/15/49 (Call 05/15/49)	2,314	1,773,380
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,366	2,328,404
GE Healthcare Holding LLC
5.55%, 11/15/24(e)	5,745	5,742,242
5.60%, 11/15/25 (Call 10/15/25)(e)	6,375	6,394,444
5.65%, 11/15/27 (Call 10/15/27)(e)	7,455	7,605,591
5.86%, 03/15/30 (Call 01/15/30)(e)	2,340	2,409,007
5.91%, 11/22/32 (Call 08/22/32)(e)	730	762,208
6.38%, 11/22/52 (Call 05/22/52)(e)	4,123	4,494,359
Koninklijke Philips NV
5.00%, 03/15/42	2,037	1,879,601
6.88%, 03/11/38	3,075	3,470,445
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	3,135	3,092,928
4.50%, 03/30/33 (Call 12/30/32)	2,965	2,924,172
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	25,984
4.38%, 03/15/35	7,900	7,644,356
4.63%, 03/15/45	7,227	6,936,041
Revvity Inc.
0.85%, 09/15/24 (Call 06/12/23)	1,602	1,508,363
1.90%, 09/15/28 (Call 07/15/28)	2,448	2,085,109
2.25%, 09/15/31 (Call 06/15/31)	2,295	1,839,810
2.55%, 03/15/31 (Call 12/15/30)	1,100	902,902
3.30%, 09/15/29 (Call 06/15/29)	2,191	1,960,069
3.63%, 03/15/51 (Call 09/15/50)	1,180	843,912
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	4,605	3,706,288
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,026	2,526,044
3.75%, 03/15/51 (Call 09/15/50)	3,455	2,510,714
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,283	1,187,506
1.95%, 06/15/30 (Call 03/15/30)	3,868	3,218,253
2.90%, 06/15/50 (Call 12/15/49)	2,141	1,464,829
3.38%, 11/01/25 (Call 08/01/25)	3,073	2,963,355
3.50%, 03/15/26 (Call 12/15/25)	5,629	5,440,654
3.65%, 03/07/28 (Call 12/07/27)	3,887	3,722,230
4.10%, 04/01/43 (Call 10/01/42)	3,188	2,703,711
4.38%, 05/15/44 (Call 11/15/43)	3,078	2,701,838
4.63%, 03/15/46 (Call 09/15/45)	2,385	2,176,575
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 06/12/23)	2,325	2,205,170
1.75%, 10/15/28 (Call 08/15/28)	3,480	3,041,520
2.00%, 10/15/31 (Call 07/15/31)	3,745	3,062,062
2.60%, 10/01/29 (Call 07/01/29)	3,589	3,192,631
2.80%, 10/15/41 (Call 04/15/41)	1,480	1,088,836
4.10%, 08/15/47 (Call 02/15/47)	3,699	3,273,319
4.80%, 11/21/27 (Call 10/21/27)	2,053	2,090,775
4.95%, 11/21/32 (Call 08/21/32)	1,940	1,979,013
5.30%, 02/01/44 (Call 08/01/43)	2,249	2,297,241
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 07/03/23)	2,245	2,117,551

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
2.60%, 11/24/31 (Call 08/24/31)	$4,005	$3,346,378
3.05%, 01/15/26 (Call 12/15/25)	2,743	2,610,047
3.55%, 04/01/25 (Call 01/01/25)	1,385	1,341,442
4.45%, 08/15/45 (Call 02/15/45)	2,674	2,256,214
5.75%, 11/30/39	663	659,718
		243,396,810
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)	1,209	786,938
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)	395	391,157
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,018	893,529
3.63%, 03/01/49 (Call 09/01/48)	1,976	1,437,224
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,335,121
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,139,948
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,384,673
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	382,141
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,116,666
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	5,255	5,120,419
3.88%, 08/15/47 (Call 02/15/47)	1,345	1,026,087
4.13%, 11/15/42 (Call 05/15/42)	4,061	3,319,989
4.50%, 05/15/42 (Call 11/15/41)	2,326	2,006,338
4.75%, 03/15/44 (Call 09/15/43)	2,189	1,930,129
6.63%, 06/15/36	2,871	3,156,636
6.75%, 12/15/37	2,998	3,260,625
AHS Hospital Corp.
5.02%, 07/01/45	810	783,813
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	941	604,348
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	950	616,227
Series 2019, 3.89%, 04/15/49	2,563	2,065,470
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,088	1,962,323
4.55%, 05/15/52 (Call 11/15/51)	2,360	2,074,487
Ascension Health
3.95%, 11/15/46	3,555	2,976,566
4.85%, 11/15/53(b)	3,210	3,081,375
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,324	2,013,607
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,346	1,048,803
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,363	1,116,311
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,079,072
2.91%, 01/01/42 (Call 07/01/41)	185	133,946
2.91%, 01/01/51 (Call 07/01/50)	1,552	1,024,739
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,149,447
Baptist Health South Florida Obligated Group, Series
2021, 3.12%, 11/15/71 (Call 05/15/71)	510	301,568
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	708	520,260
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	2,629	2,156,332
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	860	721,635
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,177,481
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,131	909,347
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	5,080	3,375,558
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	730	469,222
	Par
Security	(000)	Value

Health Care - Services (continued)
BHSH System Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	$1,928	$1,444,997
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,316	2,089,634
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,350	1,080,959
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,950	1,336,218
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	1,655	1,124,242
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(b)	1,150	950,924
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	3,820	3,281,036
2.50%, 03/01/31 (Call 12/01/30)	7,735	6,189,702
2.63%, 08/01/31 (Call 05/01/31)	3,100	2,480,775
3.00%, 10/15/30 (Call 07/15/30)	6,885	5,758,889
3.38%, 02/15/30 (Call 02/15/25)	6,040	5,207,024
4.25%, 12/15/27 (Call 12/15/23)	3,815	3,585,604
4.63%, 12/15/29 (Call 12/15/24)	8,080	7,488,786
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	2,021	1,240,166
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,510,451
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	505	320,008
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	1,658	1,468,076
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	1,628	1,048,399
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	1,136	738,434
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,754	1,691,715
City of Hope
Series 2013, 5.62%, 11/15/43	1,090	1,078,479
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	1,772	1,469,590
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,505	1,361,799
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,676,331
2.76%, 10/01/24 (Call 07/01/24)	264	255,198
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,584,667
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,714,313
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,328,249
3.91%, 10/01/50 (Call 04/01/50)	1,304	993,844
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,375,825
4.35%, 11/01/42	2,968	2,526,243
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,808,294
6.46%, 11/01/52 (Call 05/01/52)(b)	915	1,032,843
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	1,566	1,023,021
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)	2,550	1,847,041
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,237	1,776,536
Dignity Health
4.50%, 11/01/42	1,030	900,035
5.27%, 11/01/64	1,330	1,216,724
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	2,056	1,706,480
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,680	3,358,184
2.25%, 05/15/30 (Call 02/15/30)	3,293	2,778,699
2.38%, 01/15/25 (Call 12/15/24)	3,520	3,364,205

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
2.55%, 03/15/31 (Call 12/15/30)	$4,300	$3,643,648
2.88%, 09/15/29 (Call 06/15/29)	3,252	2,914,247
3.13%, 05/15/50 (Call 11/15/49)	1,341	926,135
3.35%, 12/01/24 (Call 10/01/24)	6,159	5,983,468
3.50%, 08/15/24 (Call 05/15/24)	4,868	4,758,567
3.60%, 03/15/51 (Call 09/15/50)	5,418	4,079,266
3.65%, 12/01/27 (Call 09/01/27)	5,673	5,412,155
3.70%, 09/15/49 (Call 03/15/49)	4,287	3,273,939
4.10%, 03/01/28 (Call 12/01/27)	5,128	4,992,518
4.38%, 12/01/47 (Call 06/01/47)	5,288	4,545,142
4.55%, 03/01/48 (Call 09/01/47)	4,400	3,864,520
4.63%, 05/15/42	1,814	1,622,750
4.65%, 01/15/43	4,385	3,964,303
4.65%, 08/15/44 (Call 02/15/44)	1,967	1,755,626
4.75%, 02/15/33 (Call 11/15/32)	1,830	1,792,924
4.90%, 02/08/26 (Call 02/08/24)	300	298,065
5.10%, 01/15/44	4,023	3,791,677
5.13%, 02/15/53 (Call 08/15/52)	2,615	2,506,530
5.35%, 10/15/25 (Call 09/15/25)	2,605	2,622,740
5.50%, 10/15/32 (Call 07/15/32)	2,735	2,830,698
5.85%, 01/15/36	1,049	1,091,453
5.95%, 12/15/34	1,055	1,109,976
6.10%, 10/15/52 (Call 04/15/52)	2,115	2,278,743
6.38%, 06/15/37	1,475	1,601,053
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	205	152,758
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)(b)	662	648,654
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,496	1,253,842
4.50%, 07/01/57 (Call 01/01/57)	1,600	1,396,992
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,001	1,407,103
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,942	1,282,031
Hartford HealthCare Corp., 3.45%, 07/01/54	2,105	1,517,221
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,515	3,616,380
3.13%, 03/15/27 (Call 02/15/27)(e)	3,620	3,350,925
3.38%, 03/15/29 (Call 01/15/29)(e)	1,457	1,308,852
3.50%, 09/01/30 (Call 03/01/30)	11,005	9,713,013
3.50%, 07/15/51 (Call 01/15/51)	5,690	3,836,995
3.63%, 03/15/32 (Call 12/15/31)(e)	5,362	4,664,833
4.13%, 06/15/29 (Call 03/15/29)	8,330	7,742,069
4.38%, 03/15/42 (Call 09/15/41)(e)	1,705	1,384,835
4.50%, 02/15/27 (Call 08/15/26)	5,898	5,751,317
4.63%, 03/15/52 (Call 09/15/51)(e)	5,390	4,331,188
5.13%, 06/15/39 (Call 12/15/38)	3,775	3,443,706
5.20%, 06/01/28 (Call 05/01/28)	2,125	2,112,760
5.25%, 04/15/25	5,741	5,697,368
5.25%, 06/15/26 (Call 12/15/25)	7,560	7,505,417
5.25%, 06/15/49 (Call 12/15/48)	5,961	5,253,250
5.38%, 02/01/25	12,435	12,352,059
5.38%, 09/01/26 (Call 03/01/26)	5,198	5,177,624
5.50%, 06/01/33 (Call 03/01/33)	3,270	3,264,376
5.50%, 06/15/47 (Call 12/15/46)	7,437	6,816,457
5.63%, 09/01/28 (Call 03/01/28)	6,592	6,644,670
5.88%, 02/15/26 (Call 08/15/25)	7,310	7,340,921
5.88%, 02/01/29 (Call 08/01/28)	4,940	5,021,065
5.90%, 06/01/53 (Call 12/01/52)	3,520	3,386,662
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,617	1,295,702
	Par
Security	(000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$4,905	$4,304,236
2.15%, 02/03/32 (Call 11/03/31)	3,160	2,513,211
3.13%, 08/15/29 (Call 05/15/29)	2,467	2,206,065
3.70%, 03/23/29 (Call 02/23/29)	2,530	2,345,765
3.85%, 10/01/24 (Call 07/01/24)	3,834	3,755,710
3.95%, 03/15/27 (Call 12/15/26)	2,394	2,307,074
3.95%, 08/15/49 (Call 02/15/49)	1,782	1,415,389
4.50%, 04/01/25 (Call 03/01/25)	2,553	2,525,862
4.63%, 12/01/42 (Call 06/01/42)	1,670	1,476,814
4.80%, 03/15/47 (Call 09/14/46)	2,145	1,895,451
4.88%, 04/01/30 (Call 01/01/30)	2,199	2,166,653
4.95%, 10/01/44 (Call 04/01/44)	3,301	2,986,712
5.50%, 03/15/53 (Call 09/15/52)	165	161,382
5.70%, 03/13/26 (Call 03/13/24)	500	501,845
5.75%, 03/01/28 (Call 02/01/28)	761	788,875
5.88%, 03/01/33 (Call 12/01/32)	2,190	2,300,266
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	335	285,477
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,885	2,423,458
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	835	558,565
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	1,189	1,006,025
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	2,454	1,815,052
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	275	209,198
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	2,956	2,420,698
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,078	3,860,031
4.15%, 05/01/47 (Call 11/01/46)	6,067	5,276,531
4.88%, 04/01/42	2,482	2,406,522
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	4,373	3,213,324
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,422	2,484,509
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,832	1,960,424
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,530	2,270,953
2.30%, 12/01/24 (Call 11/01/24)	2,195	2,092,954
2.70%, 06/01/31 (Call 03/01/31)	2,575	2,192,278
2.95%, 12/01/29 (Call 09/01/29)	2,252	2,008,671
3.25%, 09/01/24 (Call 07/01/24)	3,012	2,926,489
3.60%, 02/01/25 (Call 11/01/24)	4,529	4,398,746
3.60%, 09/01/27 (Call 06/01/27)	3,410	3,245,433
4.70%, 02/01/45 (Call 08/01/44)	3,688	3,218,112
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	164,097
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,002,681
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,314,924
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,590,356
Mayo Clinic
3.77%, 11/15/43	245	205,376
Series 2016, 4.13%, 11/15/52(b)	3,606	3,037,262
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,426	1,633,668
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,137	1,875,944
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,842	1,388,739
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	1,593	1,182,006

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	$1,730	$1,457,508
5.00%, 07/01/42	690	673,737
Series 2015, 4.20%, 07/01/55	2,084	1,762,543
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	538,664
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(b)	1,321	1,284,725
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	2,091	1,339,327
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,988	1,374,384
Montefiore Obligated Group
4.29%, 09/01/50	1,216	737,650
Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	1,802	1,391,522
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	690	517,597
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	1,688	1,343,445
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,220	1,681,828
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,626	1,116,834
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	1,413	868,402
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	866	794,061
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	725,498
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,013,299
4.02%, 08/01/45	3,024	2,554,554
4.06%, 08/01/56	553	458,907
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,309,731
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,600	1,951,950
3.98%, 11/01/46 (Call 11/01/45)	2,810	2,186,489
4.26%, 11/01/47 (Call 11/01/46)	1,730	1,415,123
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	380	241,532
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	961	731,821
3.17%, 11/01/51 (Call 05/01/51)	2,904	2,035,326
3.32%, 11/01/61 (Call 05/01/61)	1,376	928,607
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)	1,260	785,849
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,015	1,497,306
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,694	1,393,146
2.83%, 11/15/41 (Call 05/15/41)	1,425	1,036,274
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,531	1,080,687
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,493	1,055,506
4.09%, 10/01/48 (Call 04/01/48)	1,577	1,291,531
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,682	1,514,691
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,787	1,625,527
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	2,017	1,360,890
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	917	726,723
2.86%, 01/01/52 (Call 07/01/51)	1,496	972,400
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,381	958,925
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	1,205	1,192,625
	Par
Security	(000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	$1,230	$1,216,999
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,187	2,702,321
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,380	1,397,655
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,675	2,089,041
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,077	993,877
Series I, 3.74%, 10/01/47	2,293	1,703,195
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	1,006	953,235
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,411	2,077,245
2.95%, 06/30/30 (Call 03/30/30)	3,497	3,089,075
3.45%, 06/01/26 (Call 03/01/26)	3,477	3,338,963
3.50%, 03/30/25 (Call 12/30/24)	1,413	1,367,629
4.20%, 06/30/29 (Call 03/30/29)	2,603	2,536,493
4.70%, 03/30/45 (Call 09/30/44)	886	777,997
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	960	672,211
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	673	621,926
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,079	815,692
3.95%, 07/01/46 (Call 07/01/45)	2,263	1,866,387
Seattle Children’s Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)	1,990	1,306,793
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	850,219
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	1,041	663,919
SSM Health Care Corp.
4.89%, 06/01/28	2,075	2,054,146
Series A, 3.82%, 06/01/27 (Call 03/01/27)	75	71,428
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,990	1,380,344
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,256	1,804,439
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	680	616,291
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,595	1,115,320
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	1,929,877
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,732,884
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,010,255
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,239,444
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	642,716
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,408,330
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,262	1,326,821
4.33%, 11/15/55	729	622,901
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,927,170
Trinity Health Corp.
4.13%, 12/01/45	1,166	1,001,781
Series 2019, 3.43%, 12/01/48(b)	1,800	1,381,554
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	1,186	834,861
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	481,043
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	3,080	3,007,374
1.15%, 05/15/26 (Call 04/15/26)	3,275	2,982,903
1.25%, 01/15/26	2,503	2,301,458
2.00%, 05/15/30	4,975	4,222,332
2.30%, 05/15/31 (Call 02/15/31)	4,790	4,096,743
2.38%, 08/15/24	4,706	4,559,455
2.75%, 05/15/40 (Call 11/15/39)	4,671	3,449,767

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
2.88%, 08/15/29	$3,869	$3,508,719
2.90%, 05/15/50 (Call 11/15/49)	4,968	3,436,862
2.95%, 10/15/27	3,214	3,030,481
3.05%, 05/15/41 (Call 11/15/40)	4,102	3,144,634
3.10%, 03/15/26	3,667	3,538,105
3.13%, 05/15/60 (Call 11/15/59)	2,179	1,480,064
3.25%, 05/15/51 (Call 11/15/50)	5,045	3,682,699
3.38%, 04/15/27	3,198	3,070,784
3.45%, 01/15/27	3,658	3,532,275
3.50%, 08/15/39 (Call 02/15/39)	4,344	3,615,033
3.70%, 12/15/25	2,309	2,253,076
3.70%, 08/15/49 (Call 02/15/49)	4,497	3,568,684
3.75%, 07/15/25	8,364	8,199,313
3.75%, 10/15/47 (Call 04/15/47)	3,856	3,092,666
3.85%, 06/15/28	4,466	4,334,655
3.88%, 12/15/28	3,137	3,039,847
3.88%, 08/15/59 (Call 02/15/59)	3,310	2,611,557
3.95%, 10/15/42 (Call 04/15/42)	2,690	2,282,035
4.00%, 05/15/29 (Call 03/15/29)	3,540	3,427,711
4.20%, 05/15/32 (Call 02/15/32)	5,375	5,178,974
4.20%, 01/15/47 (Call 07/15/46)	3,804	3,308,111
4.25%, 01/15/29 (Call 12/15/28)	5,425	5,346,229
4.25%, 03/15/43 (Call 09/15/42)	1,786	1,599,774
4.25%, 04/15/47 (Call 10/15/46)	2,794	2,438,408
4.25%, 06/15/48 (Call 12/15/47)	5,313	4,636,071
4.38%, 03/15/42 (Call 09/15/41)	2,099	1,901,988
4.45%, 12/15/48 (Call 06/15/48)	4,046	3,645,527
4.50%, 04/15/33 (Call 01/15/33)	5,235	5,140,927
4.63%, 07/15/35	5,181	5,081,836
4.63%, 11/15/41 (Call 05/15/41)	3,031	2,835,016
4.75%, 07/15/45	7,800	7,335,432
4.75%, 05/15/52 (Call 11/15/51)	6,850	6,404,339
4.95%, 05/15/62 (Call 11/15/61)	4,545	4,289,116
5.00%, 10/15/24	3,005	3,008,696
5.05%, 04/15/53 (Call 10/15/52)	5,655	5,549,421
5.15%, 10/15/25	1,365	1,382,895
5.20%, 04/15/63 (Call 10/15/62)	4,465	4,371,726
5.25%, 02/15/28 (Call 01/15/28)	2,415	2,487,160
5.30%, 02/15/30 (Call 12/15/29)	3,135	3,245,760
5.35%, 02/15/33 (Call 11/15/32)	8,940	9,330,231
5.70%, 10/15/40 (Call 04/15/40)	2,059	2,168,395
5.80%, 03/15/36	1,945	2,082,317
5.88%, 02/15/53 (Call 08/15/52)	6,525	7,138,807
5.95%, 02/15/41 (Call 08/15/40)	2,000	2,149,340
6.05%, 02/15/63 (Call 08/15/62)	2,665	2,953,166
6.50%, 06/15/37	2,843	3,189,562
6.63%, 11/15/37	3,373	3,871,934
6.88%, 02/15/38	4,766	5,646,900
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,840	3,378,778
2.65%, 10/15/30 (Call 07/15/30)	3,733	3,023,730
2.65%, 01/15/32 (Call 10/15/31)	2,645	2,084,181
UPMC
5.04%, 05/15/33 (Call 02/15/33)	5	4,878
5.38%, 05/15/43 (Call 11/15/42)	280	271,538
Series D-1, 3.60%, 04/03/25	645	621,941
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	765	534,314
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	753	496,265
	Par
Security	(000)	Value

Health Care - Services (continued)
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	$2,358	$2,087,042
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	1,060	674,923
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	2,911	1,772,071
		772,599,769
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,280	1,980,568
2.88%, 06/15/27 (Call 05/15/27)(b)	1,304	1,137,140
2.88%, 06/15/28 (Call 04/15/28)	4,720	3,931,713
3.20%, 11/15/31 (Call 08/15/31)	2,705	2,056,314
3.25%, 07/15/25 (Call 06/15/25)	4,103	3,794,988
3.88%, 01/15/26 (Call 12/15/25)	1,921	1,782,169
4.20%, 06/10/24 (Call 05/10/24)	3,396	3,311,304
4.25%, 03/01/25 (Call 01/01/25)	2,763	2,633,692
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,920	1,634,803
2.95%, 03/10/26 (Call 02/10/26)	2,115	1,873,277
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	785	688,594
Blackstone Private Credit Fund
1.75%, 09/15/24	1,475	1,378,948
2.35%, 11/22/24	750	700,762
2.63%, 12/15/26 (Call 11/15/26)	2,625	2,237,524
2.70%, 01/15/25 (Call 11/15/24)	1,940	1,810,214
3.25%, 03/15/27 (Call 02/15/27)	6,590	5,663,907
4.00%, 01/15/29 (Call 11/15/28)	2,690	2,270,844
4.70%, 03/24/25(b)	3,329	3,212,518
7.05%, 09/29/25	2,960	2,960,622
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,264	1,059,169
2.75%, 09/16/26 (Call 08/16/26)	1,570	1,368,192
2.85%, 09/30/28 (Call 07/30/28)	2,275	1,858,447
3.63%, 01/15/26 (Call 12/15/25)	1,062	977,454
FS KKR Capital Corp.
1.65%, 10/12/24	2,517	2,329,937
2.63%, 01/15/27 (Call 12/15/26)	3,065	2,610,798
3.13%, 10/12/28 (Call 08/12/28)	3,060	2,497,664
3.25%, 07/15/27 (Call 06/15/27)	2,090	1,795,456
3.40%, 01/15/26 (Call 12/15/25)	1,565	1,418,860
4.13%, 02/01/25 (Call 01/01/25)(b)	1,148	1,085,847
4.63%, 07/15/24 (Call 06/15/24)	1,659	1,607,173
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,105	1,011,020
3.75%, 02/10/25 (Call 01/10/25)(b)	1,616	1,550,471
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,178	2,624,106
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,535,689
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)	2,370	2,080,955
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	355	329,199
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	3,293	2,827,040
3.50%, 02/25/25 (Call 01/25/25)	956	906,613
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,157	2,674,168
2.88%, 06/11/28 (Call 04/11/28)	3,370	2,747,527
3.40%, 07/15/26 (Call 06/15/26)	1,725	1,525,918
3.75%, 07/22/25 (Call 06/22/25)	2,906	2,683,691

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
4.00%, 03/30/25 (Call 02/28/25)	$1,551	$1,460,360
4.25%, 01/15/26 (Call 12/15/25)	2,455	2,270,531
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	3,290	2,794,329
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	1,690	1,457,726
4.70%, 02/08/27 (Call 01/08/27)	1,335	1,210,965
5.50%, 03/21/25	360	348,923
7.75%, 09/16/27 (Call 08/16/27)(e)	365	366,234
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,640	1,354,214
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	2,255	1,892,058
3.44%, 10/15/28 (Call 08/15/28)	2,180	1,661,574
3.71%, 01/22/26 (Call 12/22/25)	2,189	1,922,358
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	530	466,093
3.88%, 11/01/24 (Call 10/01/24)	1,339	1,288,573
		104,659,233
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,285	3,790,982
1.40%, 10/15/27 (Call 08/15/27)(b)	1,359	1,174,978
2.50%, 10/15/24 (Call 09/15/24)	3,029	2,909,627
2.60%, 10/15/25 (Call 09/15/25)	936	878,239
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	2,600	2,562,274
4.75%, 11/29/27 (Call 05/29/27)	4,633	4,537,051
5.00%, 06/15/27 (Call 12/15/26)	2,343	2,308,980
5.25%, 06/01/26 (Call 12/01/25)	2,241	2,238,423
5.88%, 11/15/24 (Call 05/15/24)	2,044	2,047,230
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,667	2,071,379
3.85%, 01/15/30 (Call 07/15/29)	1,876	1,635,797
3.97%, 08/06/61 (Call 02/06/61)	1,250	734,813
6.00%, 01/15/43 (Call 10/15/42)	2,632	2,310,606
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	968	847,242
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,235	2,227,334
5.50%, 03/01/26 (Call 12/01/25)	1,425	1,429,973
6.00%, 02/15/35	1,423	1,451,759
6.38%, 05/15/33	1,786	1,860,726
7.88%, 06/15/32	469	537,108
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,460	2,202,044
4.35%, 02/15/28 (Call 11/15/27)	2,555	2,409,110
4.88%, 11/15/25 (Call 08/15/25)	2,712	2,666,682
4.88%, 03/15/27 (Call 12/15/26)	2,760	2,703,254
		47,535,611
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	2,556	2,497,084
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,297	3,071,485
3.50%, 11/15/51 (Call 05/15/51)	2,335	1,670,342
3.80%, 11/15/24 (Call 08/15/24)	1,748	1,700,559
4.40%, 03/15/29 (Call 12/15/28)	2,077	1,998,552
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	2,435	1,977,464
3.70%, 05/01/25	1,926	1,876,598
	Par
Security	(000)	Value

Home Furnishings (continued)
4.50%, 06/01/46 (Call 12/01/45)	$2,178	$1,741,834
4.60%, 05/15/50 (Call 11/15/49)(b)	2,240	1,814,870
4.70%, 05/14/32 (Call 02/14/32)	1,284	1,219,582
4.75%, 02/26/29 (Call 11/26/28)	3,506	3,455,443
5.50%, 03/01/33 (Call 12/01/32)	1,835	1,835,459
		24,859,272
Household Products & Wares — 0.1%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 07/03/23)	377	356,291
2.25%, 02/15/32 (Call 11/15/31)	2,675	2,101,427
2.65%, 04/30/30 (Call 01/30/30)	1,517	1,279,999
4.88%, 12/06/28 (Call 09/06/28)	3,746	3,702,022
5.75%, 03/15/33 (Call 12/15/32)	2,560	2,640,486
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,594	1,318,987
3.15%, 08/01/27 (Call 05/01/27)	4,056	3,856,769
3.95%, 08/01/47 (Call 02/01/47)	1,894	1,538,610
5.00%, 06/15/52 (Call 12/15/51)	2,180	2,098,533
5.60%, 11/15/32 (Call 08/15/32)	2,850	3,010,769
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	2,239	1,840,749
3.10%, 10/01/27 (Call 07/01/27)	3,843	3,597,509
3.90%, 05/15/28 (Call 02/15/28)	2,443	2,354,881
4.40%, 05/01/29 (Call 03/01/29)	2,115	2,071,368
4.60%, 05/01/32 (Call 02/01/32)(b)	2,924	2,878,386
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,396	2,092,139
2.00%, 11/02/31 (Call 08/02/31)	2,038	1,696,778
2.75%, 02/15/26	1,634	1,562,120
2.88%, 02/07/50 (Call 08/07/49)(b)	1,979	1,411,581
3.05%, 08/15/25	1,258	1,219,530
3.10%, 03/26/30 (Call 12/26/29)	1,898	1,741,662
3.20%, 04/25/29 (Call 01/25/29)	1,630	1,530,912
3.20%, 07/30/46 (Call 01/30/46)	2,355	1,767,004
3.90%, 05/04/47 (Call 11/04/46)	1,642	1,388,623
3.95%, 11/01/28 (Call 08/01/28)	2,527	2,471,886
4.50%, 02/16/33 (Call 11/16/32)	2,490	2,491,868
5.30%, 03/01/41	1,690	1,749,437
6.63%, 08/01/37	1,868	2,226,077
		57,996,403
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	1,370	1,637,123
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	2,785	2,659,926
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	605	551,004
2.88%, 10/15/26 (Call 07/15/26)	1,927	1,805,907
3.60%, 04/01/30 (Call 01/01/30)	5,418	4,999,893
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,085,521
4.75%, 01/15/49 (Call 07/15/48)	2,673	2,410,485
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	1,190	835,416
3.63%, 05/15/30 (Call 02/15/30)	2,739	2,569,264
4.90%, 09/15/44 (Call 03/15/44)	1,725	1,608,494
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	2,340	2,256,719
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	2,230	2,002,272
1.45%, 12/15/30 (Call 09/15/30)	1,449	1,127,670
3.28%, 12/15/26 (Call 09/15/26)	2,932	2,770,623

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.85%, 08/10/49 (Call 02/10/49)	$2,723	$2,085,736
4.20%, 12/15/46 (Call 06/15/46)	3,642	2,968,121
4.50%, 06/15/43	1,398	1,201,343
5.25%, 03/30/33 (Call 12/30/32)	1,465	1,463,623
5.35%, 06/01/33	1,474	1,482,520
5.55%, 05/09/35	2,341	2,403,177
5.95%, 04/01/36	641	684,223
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	1,961	1,908,916
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	2,011	1,964,928
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	895	729,112
5.25%, 04/02/30 (Call 01/02/30)	442	436,639
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	4,521	4,285,365
3.40%, 06/30/30 (Call 03/30/30)	1,595	1,419,151
3.88%, 01/15/35 (Call 07/15/34)	280	242,533
3.90%, 04/01/26 (Call 01/01/26)	3,889	3,767,897
4.20%, 04/01/28 (Call 01/01/28)	1,390	1,352,692
4.38%, 06/30/50 (Call 12/30/49)	4,004	3,311,909
4.50%, 07/16/44 (Call 01/16/44)	1,555	1,315,375
4.75%, 04/01/48 (Call 10/01/47)	4,228	3,691,002
4.80%, 07/10/45 (Call 01/10/45)	4,475	3,935,047
5.13%, 03/27/33 (Call 12/27/32)	2,775	2,716,059
6.25%, 05/01/36	518	540,968
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	3,198	3,075,037
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,711	2,358,326
3.75%, 05/02/29 (Call 02/02/29)	2,417	2,272,536
4.50%, 12/15/28 (Call 09/15/28)	1,441	1,415,422
6.25%, 09/30/40	1,424	1,503,388
8.21%, 01/01/27	201	205,215
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,640	2,922,920
2.60%, 12/02/31 (Call 09/02/31)	1,370	1,136,305
2.85%, 05/28/27 (Call 04/28/27)	2,025	1,876,223
2.90%, 08/23/51 (Call 02/23/51)	2,445	1,570,179
3.90%, 02/28/52 (Call 08/28/51)	3,225	2,488,571
5.00%, 09/12/32 (Call 06/12/32)	1,475	1,468,687
5.35%, 02/28/33 (Call 11/28/32)	1,300	1,319,136
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	3,098	3,031,672
3.88%, 12/15/25 (Call 09/15/25)	1,451	1,406,745
4.60%, 06/14/44 (Call 03/14/44)	2,372	2,065,206
4.75%, 05/15/45 (Call 11/15/44)	2,159	1,929,779
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,907	2,812,871
5.03%, 12/15/46 (Call 06/15/46)	1,514	1,340,995
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,162	3,011,332
7.35%, 05/01/34(b)	795	913,606
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,240	2,037,504
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,620	2,114,261
3.05%, 03/09/52 (Call 09/09/51)	1,480	935,168
3.50%, 05/20/51 (Call 11/20/50)	1,877	1,311,441
5.50%, 03/02/33 (Call 12/02/32)	2,380	2,419,794
5.75%, 03/02/53 (Call 09/02/52)	1,038	1,032,810
	Par
Security	(000)	Value

Insurance (continued)
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	$1,505	$1,136,922
3.70%, 02/22/30 (Call 11/22/29)	2,267	1,978,003
4.90%, 03/27/28 (Call 12/27/27)	1,940	1,874,021
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,501	2,127,401
3.60%, 09/15/51 (Call 03/15/51)	610	411,000
5.00%, 07/01/24(b)	1,995	1,975,948
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	1,465	874,869
3.50%, 01/15/31 (Call 10/15/30)	1,870	1,517,019
3.95%, 05/25/51 (Call 11/25/50)	3,355	2,199,001
4.13%, 01/12/28 (Call 10/12/27)	4,115	3,804,235
6.15%, 04/03/30 (Call 01/03/30)	1,267	1,272,473
6.65%, 02/01/33 (Call 11/01/32)	2,205	2,220,391
AXASA, 8.60%, 12/15/30	25	30,033
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,464	1,353,117
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	1,471	1,171,313
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	2,844	2,708,114
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,520	2,869,821
1.85%, 03/12/30 (Call 12/12/29)	2,616	2,238,485
2.30%, 03/15/27 (Call 02/15/27)	3,900	3,691,779
2.50%, 01/15/51 (Call 07/15/50)	4,635	2,978,034
2.85%, 10/15/50 (Call 04/15/50)	5,429	3,738,518
2.88%, 03/15/32 (Call 12/15/31)	3,314	2,937,861
3.85%, 03/15/52 (Call 09/15/51)	4,385	3,576,055
4.20%, 08/15/48 (Call 02/15/48)	8,597	7,688,297
4.25%, 01/15/49 (Call 07/15/48)	6,119	5,497,432
4.30%, 05/15/43	3,067	2,783,517
4.40%, 05/15/42	3,838	3,620,999
5.75%, 01/15/40	4,208	4,643,991
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	10,961	10,646,310
4.50%, 02/11/43	4,800	4,547,472
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	133,642
3.85%, 12/22/51 (Call 06/22/51)	1,290	789,674
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,618,614
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,633,652
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,918	3,149,994
4.20%, 09/15/24 (Call 06/15/24)	4,015	3,935,623
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,167,979
4.50%, 03/15/29 (Call 12/15/28)	2,015	1,930,632
4.95%, 03/17/52 (Call 09/17/51)	2,700	2,281,878
Chubb Corp. (The)
6.00%, 05/11/37	3,614	3,900,662
Series 1, 6.50%, 05/15/38	175	199,764
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,390	1,107,677
2.85%, 12/15/51 (Call 06/15/51)	1,220	831,406
3.05%, 12/15/61 (Call 06/15/61)	3,635	2,392,194
3.15%, 03/15/25	3,345	3,248,430
3.35%, 05/03/26 (Call 02/03/26)	1,867	1,819,448
4.15%, 03/13/43	3,115	2,668,870
4.35%, 11/03/45 (Call 05/03/45)	5,695	5,088,710

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
6.70%, 05/15/36	$255	$289,910
Cincinnati Financial Corp.
6.13%, 11/01/34	459	489,877
6.92%, 05/15/28	889	963,792
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	900	728,631
3.45%, 08/15/27 (Call 05/15/27)	2,262	2,124,357
3.90%, 05/01/29 (Call 02/01/29)	2,346	2,193,956
4.50%, 03/01/26 (Call 12/01/25)	2,644	2,589,798
5.50%, 06/15/33 (Call 03/15/33)	505	497,546
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	1,596	1,579,880
5.25%, 05/30/29 (Call 02/28/29)	2,385	2,255,280
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	3,360	3,206,482
3.65%, 04/05/27	3,801	3,555,531
3.85%, 04/05/29	2,445	2,200,549
3.90%, 04/05/32 (Call 01/05/32)	3,370	2,911,545
4.35%, 04/05/42 (Call 10/05/41)	1,775	1,421,438
4.40%, 04/05/52	1,855	1,410,802
6.88%, 12/15/52 (Call 09/15/27)(a)	410	373,498
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,261	990,112
4.95%, 06/01/29 (Call 03/01/29)	2,286	2,149,000
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,193	4,938,855
5.00%, 04/20/48 (Call 10/20/47)	5,212	4,398,980
5.59%, 01/11/33 (Call 10/11/32)	5,390	5,282,470
7.00%, 04/01/28	429	457,095
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	2,773	1,762,741
3.50%, 10/15/50 (Call 04/15/50)	3,569	2,485,023
4.87%, 06/01/44	1,681	1,504,848
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(e)	2,056	2,062,846
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,807	1,526,951
4.63%, 04/29/30 (Call 01/29/30)	1,657	1,560,016
4.85%, 04/17/28 (Call 01/17/28)	2,889	2,802,937
5.63%, 08/16/32	785	768,389
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,449	1,927,069
3.20%, 09/17/51 (Call 03/17/51)	2,210	1,291,038
3.40%, 06/15/30 (Call 03/15/30)	2,865	2,481,205
4.50%, 08/15/28 (Call 05/15/28)	2,382	2,273,476
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,152	1,649,056
4.00%, 05/15/30 (Call 02/15/30)	1,125	990,664
4.60%, 11/15/24	2,693	2,633,350
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,682	2,947,367
4.55%, 09/15/28 (Call 06/15/28)	2,980	2,897,722
4.80%, 06/15/32 (Call 03/15/32)	450	432,261
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,195	1,739,889
4.50%, 04/15/26 (Call 01/15/26)	2,642	2,580,600
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	3,060	2,664,464
2.90%, 09/15/51 (Call 03/15/51)	1,825	1,167,635
3.60%, 08/19/49 (Call 02/19/49)	3,166	2,363,926
	Par
Security	(000)	Value

Insurance (continued)
4.30%, 04/15/43	$1,529	$1,238,551
4.40%, 03/15/48 (Call 09/15/47)	2,183	1,809,183
5.95%, 10/15/36	1,205	1,241,536
6.10%, 10/01/41	1,844	1,864,763
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	1,980	1,533,827
4.00%, 11/23/51 (Call 05/23/51)	985	640,989
5.17%, 06/08/27 (Call 05/08/27)(b)	1,815	1,739,296
5.67%, 06/08/32 (Call 03/08/32)(b)	650	619,561
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	1,625	1,282,840
3.80%, 02/23/32 (Call 11/23/31)	990	831,026
4.35%, 02/15/25 (Call 11/15/24)	990	952,885
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,036	1,677,012
3.35%, 03/09/25	1,478	1,409,687
3.40%, 01/15/31 (Call 10/15/30)(b)	2,314	1,907,731
3.40%, 03/01/32 (Call 12/01/31)	384	308,390
3.63%, 12/12/26 (Call 09/15/26)	1,763	1,638,761
3.80%, 03/01/28 (Call 12/01/27)(b)	2,249	2,047,265
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,296,819
4.38%, 06/15/50 (Call 12/15/49)(b)	1,287	900,179
6.30%, 10/09/37	1,160	1,148,794
7.00%, 06/15/40	1,963	2,007,815
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,740	2,443,450
3.75%, 04/01/26 (Call 01/01/26)	4,387	4,288,117
4.13%, 05/15/43 (Call 11/15/42)	3,282	2,682,772
6.00%, 02/01/35	297	310,009
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,575	2,387,411
3.70%, 03/16/32 (Call 12/16/31)	2,590	2,375,729
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	3,318	3,119,982
4.15%, 03/04/26	4,531	4,413,058
5.38%, 03/04/46	1,158	1,134,423
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	1,250	1,134,650
3.45%, 05/07/52 (Call 11/07/51)	2,570	1,746,906
3.50%, 11/01/27 (Call 08/01/27)	1,997	1,879,277
4.15%, 09/17/50 (Call 03/17/50)	2,231	1,732,081
4.30%, 11/01/47 (Call 05/01/47)	1,411	1,144,462
5.00%, 04/05/46	2,565	2,256,251
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,646,921
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,410	2,848,646
2.38%, 12/15/31 (Call 09/15/31)	355	292,005
2.90%, 12/15/51 (Call 06/15/51)	755	498,202
3.50%, 06/03/24 (Call 03/03/24)	4,243	4,161,068
3.50%, 03/10/25 (Call 12/10/24)	4,311	4,204,217
3.75%, 03/14/26 (Call 12/14/25)	4,014	3,912,847
4.20%, 03/01/48 (Call 09/01/47)	2,895	2,422,449
4.35%, 01/30/47 (Call 07/30/46)	2,997	2,526,351
4.38%, 03/15/29 (Call 12/15/28)	6,092	5,950,970
4.75%, 03/15/39 (Call 09/15/38)	2,143	1,992,540
4.90%, 03/15/49 (Call 09/15/48)	4,886	4,476,944
5.45%, 03/15/53 (Call 09/15/52)	750	748,740
5.75%, 11/01/32 (Call 08/01/32)	815	861,268
5.88%, 08/01/33	765	819,284
6.25%, 11/01/52 (Call 05/01/52)	710	784,706

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	$2,160	$2,061,266
MetLife Inc.
3.00%, 03/01/25	3,878	3,741,882
3.60%, 11/13/25 (Call 08/13/25)	2,773	2,694,247
4.05%, 03/01/45	3,837	3,148,565
4.13%, 08/13/42	3,328	2,751,690
4.55%, 03/23/30 (Call 12/23/29)	5,227	5,149,640
4.60%, 05/13/46 (Call 11/13/45)	2,389	2,088,846
4.72%, 12/15/44	2,861	2,515,620
4.88%, 11/13/43	3,245	2,934,940
5.00%, 07/15/52 (Call 01/15/52)	2,105	1,916,245
5.25%, 01/15/54 (Call 07/15/53)	4,000	3,806,920
5.70%, 06/15/35	5,388	5,566,127
5.88%, 02/06/41	3,437	3,503,609
6.38%, 06/15/34	1,261	1,388,121
6.40%, 12/15/66 (Call 12/15/31)	3,459	3,422,300
6.50%, 12/15/32	1,895	2,092,213
10.75%, 08/01/69 (Call 08/01/34)	2,082	2,707,995
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	253,154
Nationwide Financial Services Inc., 6.75%, 05/15/87	159	151,316
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,719	1,206,102
3.88%, 08/26/26 (Call 07/26/26)	3,411	3,248,773
4.88%, 10/01/24 (Call 09/01/24)	2,744	2,706,599
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,306	2,145,525
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)	177	147,229
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,338	1,110,179
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	3,109	2,525,285
3.10%, 11/15/26 (Call 08/15/26)	3,335	3,117,291
3.40%, 05/15/25 (Call 02/15/25)	2,939	2,826,789
3.70%, 05/15/29 (Call 02/15/29)	1,480	1,375,956
4.30%, 11/15/46 (Call 05/15/46)	1,504	1,199,455
4.35%, 05/15/43	1,873	1,516,137
4.63%, 09/15/42	516	440,318
5.38%, 03/15/33 (Call 12/15/32)	785	783,053
5.50%, 03/15/53 (Call 09/15/52)	1,225	1,144,701
6.05%, 10/15/36	1,880	1,946,872
Progressive Corp. (The)
2.45%, 01/15/27	2,831	2,624,309
2.50%, 03/15/27 (Call 02/15/27)	3,335	3,093,546
3.00%, 03/15/32 (Call 12/15/31)	1,245	1,095,339
3.20%, 03/26/30 (Call 12/26/29)	4,171	3,778,717
3.70%, 01/26/45	717	565,433
3.70%, 03/15/52 (Call 09/15/51)	1,335	1,035,947
3.95%, 03/26/50 (Call 09/26/49)	2,004	1,639,893
4.00%, 03/01/29 (Call 12/01/28)	2,852	2,755,431
4.13%, 04/15/47 (Call 10/15/46)	5,176	4,345,045
4.20%, 03/15/48 (Call 09/15/47)	1,845	1,576,792
4.35%, 04/25/44	768	665,065
4.95%, 06/15/33 (Call 03/15/33)	1,410	1,409,676
6.25%, 12/01/32	820	907,199
6.63%, 03/01/29	321	353,045
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,516	2,309,562
2.10%, 03/10/30 (Call 12/10/29)(b)	3,645	3,096,172
3.00%, 03/10/40 (Call 09/10/39)	2,327	1,719,862
	Par
Security	(000)	Value

Insurance (continued)
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	$450	$381,281
3.70%, 03/13/51 (Call 09/13/50)	5,389	4,050,265
3.88%, 03/27/28 (Call 12/27/27)	2,742	2,649,046
3.91%, 12/07/47 (Call 06/07/47)	3,931	3,051,321
3.94%, 12/07/49 (Call 06/07/49)	3,991	3,125,192
4.35%, 02/25/50 (Call 08/25/49)	3,842	3,226,819
4.42%, 03/27/48 (Call 09/27/47)	1,823	1,522,150
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	3,022	2,812,092
4.60%, 05/15/44	2,776	2,421,921
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	520	466,742
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	4,712	4,494,541
5.70%, 12/14/36	2,644	2,778,051
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	3,582	3,474,540
5.75%, 07/15/33	567	598,877
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)(b)	376	365,359
6.63%, 12/01/37	900	1,001,700
6.63%, 06/21/40	1,630	1,785,926
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	185	185,490
Prudential Funding Asia PLC
3.13%, 04/14/30	2,816	2,506,127
3.63%, 03/24/32 (Call 12/24/31)	2,775	2,498,582
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,516	2,183,787
3.90%, 05/15/29 (Call 02/15/29)	2,998	2,775,399
3.95%, 09/15/26 (Call 06/15/26)	3,236	3,090,121
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,363	1,283,019
3.70%, 04/01/25 (Call 01/01/25)	445	433,225
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,350	2,142,378
5.75%, 06/05/33 (Call 03/05/33)	2,640	2,639,050
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	330	301,607
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	3,710	2,787,212
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,768	2,202,062
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,226	1,406,231
3.05%, 06/08/51 (Call 12/08/50)	3,199	2,229,351
3.75%, 05/15/46 (Call 11/15/45)	1,845	1,462,587
4.00%, 05/30/47 (Call 11/30/46)	3,054	2,557,267
4.05%, 03/07/48 (Call 09/07/47)	2,020	1,683,407
4.10%, 03/04/49 (Call 09/04/48)	2,091	1,764,720
4.30%, 08/25/45 (Call 02/25/45)	1,792	1,554,524
4.60%, 08/01/43	1,000	905,610
5.35%, 11/01/40	2,522	2,588,429
6.25%, 06/15/37	3,388	3,766,101
6.75%, 06/20/36	1,127	1,292,252
Travelers Cos. Inc. (The), 5.45%, 05/25/53
(Call 11/25/52)	1,220	1,250,415
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,823	2,040,283
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	2,188	2,127,152

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	$2,031	$1,902,438
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,400,680
4.50%, 12/15/49 (Call 06/15/49)	745	547,694
5.75%, 08/15/42	2,380	2,176,248
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,690	1,034,719
3.55%, 03/30/52 (Call 09/30/51)	888	624,184
4.00%, 05/12/50 (Call 11/12/49)	2,971	2,298,514
4.75%, 08/01/44	1,251	1,100,179
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,884	2,487,479
3.88%, 09/15/49 (Call 03/15/49)	2,640	1,885,435
4.50%, 09/15/28 (Call 06/15/28)	2,658	2,534,111
4.65%, 06/15/27 (Call 05/15/27)	3,363	3,276,201
5.05%, 09/15/48 (Call 03/15/48)	2,167	1,839,393
5.35%, 05/15/33 (Call 02/15/33)	1,220	1,199,589
XL Group Ltd., 5.25%, 12/15/43	1,455	1,445,397
		668,949,030
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	2,840	2,333,259
2.70%, 02/09/41 (Call 08/09/40)	1,295	868,932
3.15%, 02/09/51 (Call 08/09/50)	6,535	4,232,916
3.25%, 02/09/61 (Call 08/09/60)	3,978	2,462,581
3.40%, 12/06/27 (Call 09/06/27)	11,109	10,408,800
3.60%, 11/28/24 (Call 08/28/24)	10,174	9,906,729
4.00%, 12/06/37 (Call 06/06/37)	4,675	3,963,886
4.20%, 12/06/47 (Call 06/06/47)	6,965	5,501,166
4.40%, 12/06/57 (Call 06/06/57)	3,505	2,754,755
4.50%, 11/28/34 (Call 05/28/34)	3,067	2,855,868
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,653	3,366,386
0.80%, 08/15/27 (Call 06/15/27)	4,630	4,065,279
1.10%, 08/15/30 (Call 05/15/30)	7,644	6,232,077
1.90%, 08/15/40 (Call 02/15/40)	5,198	3,547,115
2.00%, 08/15/26 (Call 05/15/26)	8,841	8,270,932
2.05%, 08/15/50 (Call 02/15/50)	9,448	5,797,954
2.25%, 08/15/60 (Call 02/15/60)	3,995	2,373,709
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,160	2,006,726
1.00%, 05/12/26 (Call 04/12/26)	10,900	9,887,826
1.20%, 06/03/27 (Call 04/03/27)	2,198	1,948,769
1.50%, 06/03/30 (Call 03/03/30)	8,245	6,809,216
1.65%, 05/12/28 (Call 03/12/28)	11,050	9,753,835
2.10%, 05/12/31 (Call 02/12/31)	10,380	8,776,290
2.50%, 06/03/50 (Call 12/03/49)	7,741	5,046,977
2.70%, 06/03/60 (Call 12/03/59)	7,345	4,662,606
2.80%, 08/22/24 (Call 06/22/24)	9,034	8,803,814
2.88%, 05/12/41 (Call 11/12/40)	8,174	6,236,517
3.00%, 04/13/25	810	787,482
3.10%, 05/12/51 (Call 11/12/50)	11,230	8,220,922
3.15%, 08/22/27 (Call 05/22/27)	14,548	13,884,611
3.25%, 05/12/61 (Call 11/12/60)	6,415	4,547,529
3.30%, 04/13/27 (Call 03/13/27)	6,190	5,965,860
3.45%, 04/13/29 (Call 02/13/29)	3,855	3,683,568
3.60%, 04/13/32 (Call 01/13/32)	7,025	6,586,640
3.80%, 12/05/24 (Call 09/05/24)	6,695	6,593,035
3.88%, 08/22/37 (Call 02/22/37)	11,682	10,714,614
3.95%, 04/13/52 (Call 10/13/51)	9,100	7,783,958
	Par
Security	(000)	Value

Internet (continued)
4.05%, 08/22/47 (Call 02/22/47)	$11,903	$10,534,512
4.10%, 04/13/62 (Call 10/13/61)	4,608	3,899,474
4.25%, 08/22/57 (Call 02/22/57)	7,521	6,675,038
4.55%, 12/01/27 (Call 11/01/27)	2,055	2,072,077
4.60%, 12/01/25	4,885	4,898,287
4.65%, 12/01/29 (Call 10/01/29)	3,630	3,672,217
4.70%, 11/29/24	3,600	3,599,712
4.70%, 12/01/32 (Call 09/01/32)	5,830	5,910,512
4.80%, 12/05/34 (Call 06/05/34)	4,937	5,055,192
4.95%, 12/05/44 (Call 06/05/44)	5,353	5,414,827
5.20%, 12/03/25 (Call 09/03/25)	4,290	4,353,749
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,351,316
1.72%, 04/09/26 (Call 03/09/26)(b)	520	470,101
2.38%, 10/09/30 (Call 07/09/30)	69	57,545
2.38%, 08/23/31 (Call 05/23/31)	760	624,918
3.08%, 04/07/25 (Call 03/07/25)(b)	545	524,208
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,287,473
3.63%, 07/06/27	1,964	1,864,445
4.13%, 06/30/25	2,421	2,358,974
4.38%, 03/29/28 (Call 12/29/27)	2,260	2,193,692
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,945,704
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,464	3,300,222
3.60%, 06/01/26 (Call 03/01/26)	4,666	4,516,781
3.65%, 03/15/25 (Call 12/15/24)	3,166	3,099,736
4.63%, 04/13/30 (Call 01/13/30)	6,329	6,288,937
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,865	3,498,366
1.90%, 03/11/25 (Call 02/11/25)	4,072	3,851,298
2.60%, 05/10/31 (Call 02/10/31)	3,195	2,674,311
2.70%, 03/11/30 (Call 12/11/29)	4,031	3,483,832
3.45%, 08/01/24 (Call 05/01/24)	4,318	4,220,327
3.60%, 06/05/27 (Call 03/05/27)	4,585	4,366,662
3.65%, 05/10/51 (Call 11/10/50)	3,275	2,342,902
4.00%, 07/15/42 (Call 01/15/42)	3,936	3,117,745
5.90%, 11/22/25 (Call 10/22/25)	170	173,460
5.95%, 11/22/27 (Call 10/22/27)	1,300	1,343,316
6.30%, 11/22/32 (Call 08/22/32)	1,950	2,070,549
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,638	2,208,375
3.25%, 02/15/30 (Call 11/15/29)	4,594	3,977,899
3.80%, 02/15/28 (Call 11/15/27)	2,054	1,926,015
4.63%, 08/01/27 (Call 05/01/27)	1,281	1,247,143
5.00%, 02/15/26 (Call 11/15/25)	4,092	4,067,898
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,050,142
3.88%, 04/29/26	885	852,290
4.13%, 01/14/50 (Call 07/14/49)	1,975	1,541,665
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	11,330	10,885,637
3.85%, 08/15/32 (Call 05/15/32)	10,590	9,820,213
4.45%, 08/15/52 (Call 02/15/52)	9,535	8,057,933
4.60%, 05/15/28 (Call 04/15/28)	2,600	2,598,440
4.65%, 08/15/62 (Call 02/15/62)	5,255	4,463,807
4.80%, 05/15/30 (Call 03/15/30)	2,600	2,606,474
4.95%, 05/15/33 (Call 02/15/33)	2,690	2,682,495
5.60%, 05/15/53 (Call 11/15/52)	7,035	7,034,085
5.75%, 05/15/63 (Call 11/15/62)	3,050	3,036,641

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Netflix Inc.
4.38%, 11/15/26	$360	$354,470
4.88%, 04/15/28	510	506,828
5.88%, 02/15/25	125	126,508
5.88%, 11/15/28	505	524,306
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,244	1,135,361
2.00%, 09/03/30 (Call 06/03/30)	3,131	2,474,398
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,520	2,936,771
4.75%, 07/15/27 (Call 07/15/23)	3,235	3,180,134
5.25%, 04/01/25 (Call 01/01/25)	2,355	2,342,307
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	3,804	3,046,281
3.50%, 07/05/24 (Call 06/05/24)	2,749	2,676,206
		417,116,278
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,587	2,467,869
4.55%, 03/11/26	3,040	2,987,317
6.55%, 11/29/27 (Call 10/29/27)	3,715	3,847,403
6.75%, 03/01/41	1,915	1,918,964
6.80%, 11/29/32 (Call 08/29/32)	2,360	2,436,181
7.00%, 10/15/39	2,225	2,300,806
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	4,042	3,793,255
2.70%, 06/01/30 (Call 03/01/30)	3,279	2,856,435
2.98%, 12/15/55 (Call 06/15/55)	5,707	3,554,148
3.13%, 04/01/32 (Call 01/01/32)	260	226,086
3.85%, 04/01/52 (Call 10/01/51)	1,495	1,145,648
3.95%, 05/23/25	2,760	2,700,053
3.95%, 05/01/28 (Call 02/01/28)	1,333	1,277,214
4.30%, 05/23/27 (Call 04/23/27)	3,665	3,594,705
4.40%, 05/01/48 (Call 11/01/47)	264	222,732
5.20%, 08/01/43 (Call 02/01/43)	405	395,640
6.40%, 12/01/37	363	405,754
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,973	2,718,333
2.15%, 08/15/30 (Call 05/15/30)	370	302,767
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	885,192
2.40%, 06/15/25 (Call 05/15/25)	1,797	1,687,832
2.80%, 12/15/24 (Call 11/15/24)	3,033	2,901,762
3.25%, 01/15/31 (Call 10/15/30)	2,261	1,964,018
3.25%, 10/15/50 (Call 04/15/50)	2,259	1,477,589
3.45%, 04/15/30 (Call 01/15/30)	2,124	1,890,296
5.00%, 12/15/26 (Call 12/15/23)	2,363	2,331,619
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,364	3,860,264
6.25%, 08/10/26	3,703	3,825,792
6.88%, 11/21/36	7,230	7,527,370
6.88%, 11/10/39	5,035	5,191,236
8.25%, 01/17/34	530	618,049
Vale SA, 5.63%, 09/11/42	1,046	995,886
		74,308,215
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 06/16/23)	1,928	1,812,069
2.40%, 08/18/31 (Call 05/18/31)	1,409	1,062,724
4.40%, 09/15/32 (Call 06/15/32)	2,580	2,229,972
	Par
Security	(000)	Value

Leisure Time (continued)
5.10%, 04/01/52 (Call 10/01/51)	$1,965	$1,420,400
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,809	2,676,640
4.63%, 07/28/45 (Call 01/28/45)(b)	1,474	1,117,322
		10,319,127
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,356	2,073,893
3.70%, 01/15/31 (Call 10/15/30)	1,785	1,522,891
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 07/03/23)	2,055	1,946,804
4.38%, 09/15/28 (Call 06/15/28)	2,445	2,327,273
4.85%, 03/15/26 (Call 12/15/25)	3,458	3,408,724
5.38%, 04/23/25 (Call 03/23/25)	2,493	2,489,011
5.75%, 04/23/30 (Call 01/23/30)	2,192	2,205,810
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	2,196	2,134,424
3.75%, 10/01/25 (Call 07/01/25)	1,890	1,828,613
4.90%, 04/15/29 (Call 03/15/29)	550	539,517
5.00%, 10/15/27 (Call 09/15/27)	2,810	2,814,468
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,919	1,873,347
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,086	3,118,557
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,892	4,689,569
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,334	2,011,254
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	362,264
Series II, 2.75%, 10/15/33 (Call 07/15/33)	3,010	2,395,268
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,723	4,461,676
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,724	1,644,834
		43,848,197
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	800	785,544
4.38%, 05/08/42	260	232,635
Caterpillar Financial Services Corp.
0.60%, 09/13/24	1,544	1,460,964
0.80%, 11/13/25	939	855,842
0.90%, 03/02/26	745	674,091
1.10%, 09/14/27	1,241	1,080,216
1.15%, 09/14/26	2,955	2,648,803
1.45%, 05/15/25	1,200	1,125,624
1.70%, 01/08/27	3,010	2,742,712
2.15%, 11/08/24	4,576	4,399,275
2.40%, 08/09/26	2,714	2,540,168
3.25%, 12/01/24	2,870	2,797,532
3.30%, 06/09/24	4,075	3,998,594
3.40%, 05/13/25	150	146,129
3.60%, 08/12/27	3,655	3,540,050
3.65%, 08/12/25	3,055	2,984,643
4.35%, 05/15/26	4,000	3,979,600
4.80%, 01/06/26	280	281,369
4.90%, 01/17/25	3,845	3,847,076
5.40%, 03/10/25	250	252,288
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	525	439,404
2.60%, 09/19/29 (Call 06/19/29)(b)	3,078	2,792,546
2.60%, 04/09/30 (Call 01/09/30)	4,525	4,028,969
3.25%, 09/19/49 (Call 03/19/49)	4,474	3,466,187
3.25%, 04/09/50 (Call 10/09/49)	4,537	3,517,037
3.80%, 08/15/42	6,193	5,361,466
4.30%, 05/15/44 (Call 11/15/43)	2,122	1,971,635

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
4.75%, 05/15/64 (Call 11/15/63)	$2,353	$2,213,608
5.20%, 05/27/41	1,751	1,814,544
5.30%, 09/15/35	575	601,197
6.05%, 08/15/36	1,338	1,482,183
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,700	1,508,988
1.88%, 01/15/26 (Call 12/15/25)	1,750	1,603,577
3.95%, 05/23/25	1,985	1,932,755
4.55%, 04/10/28 (Call 03/10/28)	2,785	2,711,086
5.45%, 10/14/25	1,680	1,686,653
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	3,070	2,901,948
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,055	2,950,091
2.88%, 09/07/49 (Call 03/07/49)	2,030	1,503,804
3.10%, 04/15/30 (Call 01/15/30)	2,986	2,734,191
3.75%, 04/15/50 (Call 10/15/49)(b)	3,516	3,061,768
3.90%, 06/09/42 (Call 12/09/41)	4,389	3,924,205
5.38%, 10/16/29	1,640	1,719,048
7.13%, 03/03/31(b)	775	903,201
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,110	1,892,522
3.15%, 11/15/25 (Call 08/15/25)	2,466	2,358,334
5.38%, 10/15/35	142	145,407
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,921,218
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,335	1,862,326
3.50%, 10/01/30 (Call 07/01/30)	2,258	1,964,076
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,180	1,820,300
3.00%, 05/01/30 (Call 02/01/30)	1,489	1,279,006
John Deere Capital Corp.
0.45%, 06/07/24	2,615	2,494,501
0.63%, 09/10/24	1,460	1,382,299
0.70%, 01/15/26	3,650	3,309,455
1.05%, 06/17/26	2,130	1,927,586
1.25%, 01/10/25	2,035	1,923,340
1.30%, 10/13/26	1,675	1,503,949
1.45%, 01/15/31	2,875	2,310,867
1.50%, 03/06/28	1,817	1,584,842
1.70%, 01/11/27	2,395	2,176,360
1.75%, 03/09/27	2,346	2,126,391
2.00%, 06/17/31	2,835	2,347,210
2.05%, 01/09/25	3,075	2,944,528
2.13%, 03/07/25	520	495,992
2.25%, 09/14/26	2,156	2,004,024
2.35%, 03/08/27	1,113	1,030,326
2.45%, 01/09/30	2,776	2,438,383
2.65%, 06/24/24	4,438	4,326,872
2.65%, 06/10/26	1,149	1,087,816
2.80%, 09/08/27	2,562	2,398,058
2.80%, 07/18/29	2,801	2,548,714
3.05%, 01/06/28	820	775,933
3.35%, 06/12/24	1,115	1,093,358
3.35%, 04/18/29	2,090	1,967,338
3.40%, 06/06/25	1,545	1,506,576
3.40%, 09/11/25	710	689,005
3.45%, 03/13/25	4,243	4,146,726
3.45%, 03/07/29	2,959	2,818,803
3.90%, 06/07/32	220	209,739
4.05%, 09/08/25	2,315	2,284,164
	Par
Security	(000)	Value

Machinery (continued)
4.15%, 09/15/27	$3,080	$3,039,036
4.35%, 09/15/32	2,710	2,665,448
4.55%, 10/11/24	1,370	1,367,972
4.75%, 01/20/28	1,245	1,258,321
4.80%, 01/09/26	1,375	1,384,391
4.85%, 10/11/29	1,860	1,889,686
5.05%, 03/03/26	75	76,037
5.15%, 03/03/25	255	256,680
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,503	1,208,923
4.55%, 04/15/28 (Call 01/15/28)	2,544	2,406,802
5.65%, 05/15/33 (Call 02/15/33)	1,435	1,404,750
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,051	924,512
4.60%, 05/15/28 (Call 02/15/28)	1,648	1,606,652
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	5,169	4,885,739
2.29%, 04/05/27 (Call 02/05/27)(b)	1,778	1,625,216
2.57%, 02/15/30 (Call 11/15/29)	6,636	5,739,012
3.11%, 02/15/40 (Call 08/15/39)	3,658	2,775,361
3.36%, 02/15/50 (Call 08/15/49)	2,441	1,753,834
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,775	1,440,288
2.80%, 08/15/61 (Call 02/15/61)	2,383	1,525,287
2.88%, 03/01/25 (Call 12/01/24)(b)	1,372	1,325,119
3.50%, 03/01/29 (Call 12/01/28)	2,038	1,948,532
4.20%, 03/01/49 (Call 09/01/48)	2,683	2,369,921
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,844	2,700,805
3.45%, 11/15/26 (Call 08/15/26)	4,453	4,193,435
4.95%, 09/15/28 (Call 06/15/28)	5,760	5,607,533
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,722	2,409,868
2.25%, 01/30/31 (Call 10/30/30)	3,118	2,601,347
3.25%, 11/01/26 (Call 08/01/26)	3,103	2,941,085
4.38%, 11/01/46 (Call 05/01/46)	1,165	986,837
		234,618,019
Manufacturing — 0.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,843	3,654,808
2.25%, 09/19/26 (Call 06/19/26)(b)	3,230	2,972,117
2.38%, 08/26/29 (Call 05/26/29)(b)	4,285	3,668,903
2.65%, 04/15/25 (Call 03/15/25)	2,985	2,861,570
2.88%, 10/15/27 (Call 07/15/27)(b)	3,688	3,399,635
3.00%, 08/07/25	1,858	1,789,235
3.05%, 04/15/30 (Call 01/15/30)(b)	1,725	1,535,854
3.13%, 09/19/46 (Call 03/19/46)(b)	2,187	1,472,616
3.25%, 08/26/49 (Call 02/26/49)(b)	3,576	2,433,468
3.38%, 03/01/29 (Call 12/01/28)(b)	3,468	3,193,681
3.63%, 09/14/28 (Call 06/14/28)	2,820	2,652,520
3.63%, 10/15/47 (Call 04/15/47)	2,551	1,856,388
3.70%, 04/15/50 (Call 10/15/49)(b)	2,547	1,903,730
3.88%, 06/15/44	1,485	1,166,824
4.00%, 09/14/48 (Call 03/14/48)(b)	4,160	3,329,040
5.70%, 03/15/37(b)	1,832	1,880,237
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,150	898,288
2.75%, 03/01/30 (Call 12/01/29)	4,059	3,445,401
3.50%, 12/01/24 (Call 10/01/24)	2,062	1,997,459
3.75%, 12/01/27 (Call 09/01/27)	1,545	1,474,903

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	$3,017	$2,859,332
3.92%, 09/15/47 (Call 02/15/47)	2,509	2,088,191
4.00%, 11/02/32	3,189	3,016,890
4.15%, 03/15/33 (Call 12/15/32)	2,910	2,781,989
4.15%, 11/02/42	2,649	2,309,981
4.35%, 05/18/28 (Call 04/18/28)	695	689,336
4.70%, 08/23/52 (Call 02/23/52)	1,645	1,550,890
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	3,847	3,730,821
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	405	388,188
4.42%, 11/15/35	2,200	2,084,874
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	725	622,659
4.50%, 03/11/44	245	215,686
5.88%, 01/14/38	890	954,890
6.75%, 03/15/32	350	394,706
6.88%, 01/10/39	485	569,007
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,804	6,439,033
3.90%, 09/01/42 (Call 03/01/42)	1,822	1,596,181
4.88%, 09/15/41 (Call 03/15/41)	1,980	1,965,308
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,507	2,436,177
3.25%, 03/01/27 (Call 12/01/26)	4,056	3,834,259
3.25%, 06/14/29 (Call 03/14/29)	2,778	2,547,287
3.30%, 11/21/24 (Call 08/21/24)	1,107	1,072,805
3.65%, 06/15/24	2,270	2,225,939
4.00%, 06/14/49 (Call 12/14/48)	3,096	2,548,906
4.10%, 03/01/47 (Call 09/01/46)	2,111	1,770,306
4.20%, 11/21/34 (Call 05/21/34)	2,125	1,963,925
4.25%, 09/15/27 (Call 08/15/27)	2,300	2,242,523
4.45%, 11/21/44 (Call 05/21/44)	2,227	1,984,613
4.50%, 09/15/29 (Call 07/15/29)	2,993	2,926,376
6.25%, 05/15/38	1,376	1,492,231
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,133	2,033,154
5.90%, 07/15/32 (Call 04/15/32)	1,110	1,119,357
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	960	874,147
2.25%, 04/01/28 (Call 02/01/28)	1,005	887,445
2.75%, 04/01/31 (Call 01/01/31)	2,455	2,075,776
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	2,633	2,199,029
3.00%, 06/01/30 (Call 03/01/30)	1,420	1,250,693
3.38%, 03/01/28 (Call 12/01/27)	1,458	1,342,497
3.65%, 03/15/27 (Call 12/15/26)	1,930	1,834,697
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,198,586
3.90%, 09/17/29 (Call 06/17/29)	1,524	1,421,816
4.00%, 03/15/26 (Call 12/15/25)	1,874	1,825,295
		126,952,478
Media — 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,766	3,952,396
2.30%, 02/01/32 (Call 11/01/31)	4,050	3,049,812
2.80%, 04/01/31 (Call 01/01/31)	6,684	5,340,583
3.50%, 06/01/41 (Call 12/01/40)	5,462	3,601,206
3.50%, 03/01/42 (Call 09/01/41)	4,800	3,124,224
	Par
Security	(000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$7,419	$4,535,160
3.75%, 02/15/28 (Call 11/15/27)	5,121	4,690,324
3.85%, 04/01/61 (Call 10/01/60)	7,125	4,194,986
3.90%, 06/01/52 (Call 12/01/51)	8,825	5,547,836
3.95%, 06/30/62 (Call 12/30/61)	3,895	2,325,471
4.20%, 03/15/28 (Call 12/15/27)	5,513	5,158,073
4.40%, 04/01/33 (Call 01/01/33)	4,275	3,711,982
4.40%, 12/01/61 (Call 06/01/61)	3,633	2,354,584
4.80%, 03/01/50 (Call 09/01/49)	9,781	7,139,543
4.91%, 07/23/25 (Call 04/23/25)	16,947	16,667,205
5.05%, 03/30/29 (Call 12/30/28)	4,703	4,510,882
5.13%, 07/01/49 (Call 01/01/49)	4,805	3,651,560
5.25%, 04/01/53 (Call 10/01/52)	5,765	4,482,922
5.38%, 04/01/38 (Call 10/01/37)	4,188	3,525,165
5.38%, 05/01/47 (Call 11/01/46)	8,563	6,809,041
5.50%, 04/01/63 (Call 10/01/62)	2,830	2,183,854
5.75%, 04/01/48 (Call 10/01/47)	8,596	7,116,285
6.38%, 10/23/35 (Call 04/23/35)	7,660	7,419,553
6.48%, 10/23/45 (Call 04/23/45)	12,629	11,408,660
6.83%, 10/23/55 (Call 04/23/55)	2,238	2,068,673
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,585	5,227,107
1.95%, 01/15/31 (Call 10/15/30)	6,506	5,346,436
2.35%, 01/15/27 (Call 10/15/26)	3,196	2,958,282
2.45%, 08/15/52 (Call 02/15/52)	5,375	3,219,894
2.65%, 02/01/30 (Call 11/01/29)	5,698	5,026,035
2.65%, 08/15/62 (Call 02/15/62)	4,414	2,573,715
2.80%, 01/15/51 (Call 07/15/50)	5,899	3,859,244
2.89%, 11/01/51 (Call 05/01/51)	14,000	9,213,120
2.94%, 11/01/56 (Call 05/01/56)	20,621	13,191,666
2.99%, 11/01/63 (Call 05/01/63)	13,643	8,447,473
3.15%, 03/01/26 (Call 12/01/25)	9,699	9,363,803
3.15%, 02/15/28 (Call 11/15/27)	5,462	5,133,406
3.20%, 07/15/36 (Call 01/15/36)	3,470	2,871,425
3.25%, 11/01/39 (Call 05/01/39)	2,762	2,169,220
3.30%, 02/01/27 (Call 11/01/26)	5,931	5,673,239
3.30%, 04/01/27 (Call 02/01/27)	2,869	2,738,920
3.38%, 08/15/25 (Call 05/15/25)	6,679	6,492,322
3.40%, 04/01/30 (Call 01/01/30)	6,190	5,721,417
3.40%, 07/15/46 (Call 01/15/46)	2,327	1,738,990
3.45%, 02/01/50 (Call 08/01/49)	6,675	4,982,687
3.55%, 05/01/28 (Call 02/01/28)	4,111	3,906,930
3.75%, 04/01/40 (Call 10/01/39)	6,824	5,700,155
3.90%, 03/01/38 (Call 09/01/37)	5,099	4,439,852
3.95%, 10/15/25 (Call 08/15/25)	5,967	5,865,919
3.97%, 11/01/47 (Call 05/01/47)	4,997	4,089,395
4.00%, 08/15/47 (Call 02/15/47)	4,337	3,563,323
4.00%, 03/01/48 (Call 09/01/47)	4,641	3,834,394
4.00%, 11/01/49 (Call 05/01/49)	6,288	5,116,923
4.05%, 11/01/52 (Call 05/01/52)	3,639	2,969,715
4.15%, 10/15/28 (Call 07/15/28)	7,849	7,656,386
4.20%, 08/15/34 (Call 02/15/34)	5,765	5,412,874
4.25%, 10/15/30 (Call 07/15/30)	5,014	4,855,608
4.25%, 01/15/33	7,651	7,315,657
4.40%, 08/15/35 (Call 02/25/35)	4,629	4,372,507
4.55%, 01/15/29 (Call 12/15/28)	3,480	3,467,194
4.60%, 10/15/38 (Call 04/15/38)	4,305	4,019,622
4.60%, 08/15/45 (Call 02/15/45)	3,846	3,443,285
4.65%, 02/15/33 (Call 11/15/32)	5,540	5,511,303
4.65%, 07/15/42	3,127	2,872,087

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)	$7,633	$7,043,809
4.75%, 03/01/44	2,759	2,526,803
4.80%, 05/15/33 (Call 02/15/33)	4,185	4,173,240
4.95%, 10/15/58 (Call 04/15/58)	3,644	3,428,530
5.25%, 11/07/25	985	997,647
5.35%, 11/15/27 (Call 10/15/27)	2,710	2,788,075
5.35%, 05/15/53	4,080	4,054,092
5.50%, 11/15/32 (Call 08/15/32)	3,810	3,993,185
5.50%, 05/15/64 (Call 11/15/63)	4,115	4,077,224
5.65%, 06/15/35	4,201	4,419,452
6.45%, 03/15/37	75	83,408
6.50%, 11/15/35	3,677	4,120,005
6.55%, 07/01/39	1,355	1,514,931
6.95%, 08/15/37	1,440	1,670,371
7.05%, 03/15/33	2,212	2,560,633
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,481	2,385,060
3.63%, 05/15/30 (Call 02/15/30)	3,562	3,093,989
3.90%, 11/15/24 (Call 08/15/24)	2,173	2,110,678
3.95%, 06/15/25 (Call 05/15/25)	1,948	1,882,177
3.95%, 03/20/28 (Call 12/20/27)	6,575	6,092,987
4.00%, 09/15/55 (Call 03/15/55)	7,738	4,902,333
4.13%, 05/15/29 (Call 02/15/29)	2,543	2,312,986
4.65%, 05/15/50 (Call 11/15/49)	3,618	2,651,126
4.88%, 04/01/43	661	514,053
4.90%, 03/11/26 (Call 12/11/25)	3,195	3,152,698
5.00%, 09/20/37 (Call 03/20/37)	3,985	3,331,261
5.20%, 09/20/47 (Call 03/20/47)	6,635	5,253,062
5.30%, 05/15/49 (Call 11/15/48)	4,502	3,576,794
6.35%, 06/01/40	961	909,423
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,495	1,379,840
3.45%, 03/01/32 (Call 12/01/31)	1,855	1,593,797
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,614	3,468,211
3.50%, 04/08/30 (Call 01/08/30)	2,608	2,352,651
4.71%, 01/25/29 (Call 10/25/28)	8,002	7,797,389
5.48%, 01/25/39 (Call 07/25/38)	4,961	4,593,439
5.58%, 01/25/49 (Call 07/25/48)	5,658	5,108,042
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,189,707
5.00%, 05/13/45 (Call 11/13/44)	3,338	2,866,674
5.25%, 05/24/49 (Call 11/24/48)(b)	2,555	2,297,941
6.13%, 01/31/46 (Call 06/30/45)	3,513	3,501,723
6.63%, 01/15/40	2,526	2,638,761
8.50%, 03/11/32	1,650	1,961,833
NBCUniversal Media LLC
4.45%, 01/15/43	3,353	2,987,691
5.95%, 04/01/41	2,791	2,948,468
6.40%, 04/30/40	272	298,270
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	2,202	1,969,359
3.38%, 02/15/28 (Call 12/15/27)	2,654	2,340,191
3.70%, 06/01/28 (Call 03/01/28)	2,560	2,267,853
4.00%, 01/15/26 (Call 10/15/25)	3,332	3,156,737
4.20%, 06/01/29 (Call 03/01/29)	1,880	1,684,348
4.20%, 05/19/32 (Call 02/19/32)(b)	4,265	3,568,525
4.38%, 03/15/43	3,341	2,315,848
4.60%, 01/15/45 (Call 07/15/44)	2,802	1,962,016
4.75%, 05/15/25 (Call 04/15/25)	2,739	2,668,032
	Par
Security	(000)	Value

Media (continued)
4.85%, 07/01/42 (Call 01/01/42)	$2,752	$2,031,031
4.90%, 08/15/44 (Call 02/15/44)	3,071	2,236,517
4.95%, 01/15/31 (Call 10/15/30)(b)	4,690	4,204,773
4.95%, 05/19/50 (Call 11/19/49)	3,793	2,816,530
5.25%, 04/01/44 (Call 10/01/43)	2,075	1,581,544
5.50%, 05/15/33	2,432	2,196,339
5.85%, 09/01/43 (Call 03/01/43)	2,969	2,481,728
5.90%, 10/15/40 (Call 04/15/40)	1,793	1,534,772
6.88%, 04/30/36	3,451	3,377,942
7.88%, 07/30/30	3,201	3,387,714
TCI Communications Inc.
7.13%, 02/15/28	2,617	2,875,664
7.88%, 02/15/26	3,423	3,681,745
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,103	2,970,036
5.50%, 08/15/35	982	982,903
5.65%, 11/23/43 (Call 05/23/43)	1,366	1,289,627
5.85%, 04/15/40	2,329	2,323,154
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	2,888	3,202,070
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,766	3,524,409
5.50%, 09/01/41 (Call 03/01/41)	5,069	4,182,331
5.88%, 11/15/40 (Call 05/15/40)	4,559	3,940,389
6.55%, 05/01/37	6,312	6,015,147
6.75%, 06/15/39	5,496	5,196,688
7.30%, 07/01/38	5,881	5,990,504
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,138	3,817,388
2.95%, 06/15/27(b)	4,094	3,863,508
3.00%, 02/13/26	3,800	3,648,646
3.00%, 07/30/46	2,484	1,740,514
3.15%, 09/17/25	3,162	3,055,441
3.70%, 12/01/42	3,101	2,528,648
4.13%, 06/01/44	3,392	2,923,768
4.38%, 08/16/41	1,720	1,539,624
Series B, 7.00%, 03/01/32	2,487	2,865,298
Series E, 4.13%, 12/01/41	3,098	2,682,279
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,887	6,608,283
1.75%, 01/13/26	6,052	5,638,709
2.00%, 09/01/29 (Call 06/01/29)	8,507	7,294,667
2.20%, 01/13/28(b)	2,127	1,933,975
2.65%, 01/13/31	9,173	7,972,438
2.75%, 09/01/49 (Call 03/01/49)	7,582	5,045,897
3.35%, 03/24/25	4,488	4,379,435
3.38%, 11/15/26 (Call 08/15/26)	1,779	1,710,259
3.50%, 05/13/40 (Call 11/13/39)	6,647	5,451,005
3.60%, 01/13/51 (Call 07/13/50)	9,777	7,532,005
3.70%, 09/15/24 (Call 06/15/24)	3,423	3,362,858
3.70%, 10/15/25 (Call 07/15/25)	2,407	2,353,565
3.70%, 03/23/27	2,861	2,788,016
3.80%, 03/22/30	4,299	4,070,594
3.80%, 05/13/60 (Call 11/13/59)	4,422	3,430,941
4.63%, 03/23/40 (Call 09/23/39)	1,526	1,445,961
4.70%, 03/23/50 (Call 09/23/49)(b)	5,555	5,174,594
4.75%, 09/15/44 (Call 03/15/44)	2,484	2,302,469
4.75%, 11/15/46 (Call 05/15/46)	1,898	1,767,266
4.95%, 10/15/45 (Call 04/15/45)	1,696	1,618,900
5.40%, 10/01/43	2,712	2,732,774
6.15%, 03/01/37	210	227,508

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
6.15%, 02/15/41	$1,362	$1,480,535
6.20%, 12/15/34	3,980	4,385,323
6.40%, 12/15/35	4,264	4,763,997
6.55%, 03/15/33	1,445	1,619,383
6.65%, 11/15/37	3,617	4,140,814
7.75%, 12/01/45	1,005	1,285,415
		684,675,145
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,349	4,222,009
3.90%, 01/15/43 (Call 07/15/42)	2,415	2,033,792
4.38%, 06/15/45 (Call 12/15/44)	1,278	1,136,870
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	974,238
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,549,004
4.50%, 12/15/28 (Call 09/15/28)	2,250	2,167,538
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,724	1,511,500
5.25%, 10/01/54 (Call 04/01/54)	1,759	1,543,435
		15,138,386
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	1,010	890,719
3.75%, 10/01/30 (Call 07/01/30)	848	725,659
Barrick Gold Corp.
5.25%, 04/01/42	25	24,646
6.45%, 10/15/35	687	733,537
Barrick North America Finance LLC
5.70%, 05/30/41	3,193	3,227,900
5.75%, 05/01/43	3,217	3,269,694
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,288	3,413,733
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,736	2,415,560
4.75%, 02/28/28 (Call 01/28/28)	2,980	2,998,774
4.88%, 02/27/26	2,715	2,725,697
4.90%, 02/28/33 (Call 11/28/32)	1,475	1,480,767
5.00%, 09/30/43	9,703	9,505,350
6.42%, 03/01/26	1,700	1,762,696
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/03/23)	3,042	2,852,392
4.25%, 03/01/30 (Call 03/01/25)	4,016	3,680,222
4.38%, 08/01/28 (Call 08/01/23)	4,821	4,535,163
4.55%, 11/14/24 (Call 08/14/24)	4,145	4,091,737
4.63%, 08/01/30 (Call 08/01/25)(b)	4,551	4,275,756
5.00%, 09/01/27 (Call 09/01/23)	3,528	3,452,889
5.25%, 09/01/29 (Call 09/01/24)	3,870	3,793,219
5.40%, 11/14/34 (Call 05/14/34)	3,481	3,338,383
5.45%, 03/15/43 (Call 09/15/42)	6,320	5,728,511
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,449	2,386,648
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,823	4,000,100
2.60%, 07/15/32 (Call 04/15/32)	3,805	3,121,318
2.80%, 10/01/29 (Call 07/01/29)	3,057	2,664,573
4.88%, 03/15/42 (Call 09/15/41)	1,928	1,786,755
5.45%, 06/09/44 (Call 12/09/43)	2,817	2,789,393
5.88%, 04/01/35	2,690	2,785,441
6.25%, 10/01/39	2,691	2,829,909
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,538	1,594,675
6.13%, 12/15/33	2,973	3,212,683
	Par
Security	(000)	Value

Mining (continued)
7.25%, 03/15/31	$2,813	$3,241,195
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,275	2,830,691
5.20%, 11/02/40	3,694	3,703,752
7.13%, 07/15/28	2,806	3,124,060
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,714	2,358,276
4.75%, 03/22/42 (Call 09/22/41)	1,950	1,843,823
5.00%, 03/09/33 (Call 12/09/32)	2,350	2,377,895
5.13%, 03/09/53 (Call 09/09/52)	2,680	2,662,473
Southern Copper Corp.
3.88%, 04/23/25	3,469	3,382,691
5.25%, 11/08/42	6,152	5,739,816
5.88%, 04/23/45	3,808	3,865,691
6.75%, 04/16/40	4,736	5,128,425
7.50%, 07/27/35	3,663	4,173,293
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	915	727,590
		141,254,170
Multi-National — 0.0%
African Development Bank, 4.38%, 03/14/28	1,685	1,716,189
Asian Development Bank
3.75%, 04/25/28	5,320	5,279,302
4.00%, 01/12/33	6,575	6,667,379
4.25%, 01/09/26	1,750	1,752,327
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	515	507,610
4.00%, 01/18/28	600	597,912
Corp. Andina de Fomento, 2.25%, 02/08/27	5,000	4,553,300
European Investment Bank
3.63%, 07/15/30	5,100	5,041,809
3.88%, 03/15/28	660	659,815
Inter-American Development Bank
3.50%, 04/12/33	925	901,672
4.00%, 01/12/28	1,241	1,245,393
International Bank for Reconstruction & Development
3.50%, 07/12/28	4,250	4,170,822
3.88%, 02/14/30	8,060	8,064,272
		41,157,802
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,260	4,724,637
3.25%, 02/15/29 (Call 08/15/23)	3,224	2,755,392
3.28%, 12/01/28 (Call 10/01/28)	2,715	2,358,738
3.57%, 12/01/31 (Call 09/01/31)	3,790	3,164,422
4.13%, 05/01/25 (Call 05/01/24)	5,325	5,143,364
4.25%, 04/01/28 (Call 10/01/23)	3,307	3,054,444
5.50%, 12/01/24 (Call 06/01/24)	6,448	6,394,224
		27,595,221
Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,556	2,923,637
2.72%, 01/12/32 (Call 10/12/31)	7,375	6,287,999
2.77%, 11/10/50 (Call 05/10/50)	3,945	2,560,621
2.94%, 06/04/51 (Call 12/04/50)	9,565	6,386,933
3.00%, 02/24/50 (Call 08/24/49)	8,460	5,759,399
3.00%, 03/17/52 (Call 09/17/51)	3,810	2,561,806
3.02%, 01/16/27 (Call 10/16/26)	4,281	4,057,275
3.06%, 06/17/41 (Call 12/17/40)	5,795	4,309,104
3.12%, 05/04/26 (Call 02/04/26)	4,864	4,665,208

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.38%, 02/08/61 (Call 08/08/60)	$7,225	$5,021,303
3.41%, 02/11/26 (Call 12/11/25)	4,939	4,771,667
3.54%, 04/06/27 (Call 02/06/27)	2,419	2,331,722
3.59%, 04/14/27 (Call 01/14/27)	2,553	2,461,883
3.63%, 04/06/30 (Call 01/06/30)	4,317	4,052,756
3.80%, 09/21/25 (Call 07/21/25)	5,109	4,999,923
3.94%, 09/21/28 (Call 06/21/28)	4,138	4,012,453
4.23%, 11/06/28 (Call 08/06/28)	5,965	5,860,732
4.81%, 02/13/33 (Call 11/13/32)	2,455	2,428,437
4.89%, 09/11/33 (Call 06/11/33)	2,600	2,582,996
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	5,497	5,242,324
3.72%, 11/28/28 (Call 08/28/28)	4,867	4,660,785
Burlington Resources LLC
5.95%, 10/15/36	100	107,083
7.20%, 08/15/31	90	102,983
7.40%, 12/01/31	265	308,335
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,291	3,087,912
2.95%, 07/15/30 (Call 04/15/30)	2,005	1,734,606
3.85%, 06/01/27 (Call 03/01/27)	4,631	4,402,414
3.90%, 02/01/25 (Call 11/01/24)	3,060	2,976,248
4.95%, 06/01/47 (Call 12/01/46)	3,048	2,659,289
5.85%, 02/01/35	1,645	1,608,662
6.25%, 03/15/38	3,793	3,881,984
6.45%, 06/30/33	1,705	1,763,226
6.50%, 02/15/37	2,044	2,099,127
6.75%, 02/01/39	1,765	1,843,543
7.20%, 01/15/32	1,315	1,438,689
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,936	1,567,850
3.75%, 02/15/52 (Call 08/15/51)(b)	3,985	2,760,649
4.25%, 04/15/27 (Call 01/15/27)	540	520,916
5.25%, 06/15/37 (Call 12/15/36)	2,565	2,384,860
5.40%, 06/15/47 (Call 12/15/46)	1,906	1,711,073
6.75%, 11/15/39	2,440	2,556,266
6.80%, 09/15/37	2,042	2,128,642
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,063	9,489,912
2.00%, 05/11/27 (Call 03/11/27)	4,615	4,225,956
2.24%, 05/11/30 (Call 02/11/30)	5,779	5,055,527
2.95%, 05/16/26 (Call 02/16/26)	8,852	8,504,559
3.08%, 05/11/50 (Call 11/11/49)	4,611	3,398,123
3.33%, 11/17/25 (Call 08/17/25)	3,539	3,446,986
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,106	3,779,655
1.02%, 08/12/27 (Call 06/12/27)	3,784	3,322,390
2.34%, 08/12/50 (Call 02/12/50)	3,898	2,450,166
3.25%, 10/15/29 (Call 07/15/29)	2,291	2,137,297
3.85%, 01/15/28 (Call 10/15/27)	3,181	3,136,371
3.90%, 11/15/24 (Call 08/15/24)	3,301	3,255,083
5.25%, 11/15/43 (Call 05/15/43)	370	376,564
6.00%, 03/01/41 (Call 09/01/40)	665	727,450
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,142,748
3.30%, 09/30/49 (Call 03/30/49)	1,315	959,345
4.25%, 05/09/43	3,599	3,171,439
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%,
05/05/45	500	433,925

	Par
Security	(000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	$4,520	$4,385,801
4.38%, 05/02/28	5,052	5,036,086
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,048,287
6.40%, 05/15/37	3,637	4,064,238
7.50%, 07/30/39	1,006	1,227,300
7.88%, 03/15/32	1,846	2,236,891
Conoco Funding Co., 7.25%, 10/15/31	1,234	1,416,731
ConocoPhillips Co.
2.40%, 03/07/25 (Call 06/12/23)	142	136,222
3.76%, 03/15/42 (Call 09/15/41)	11,640	9,647,581
3.80%, 03/15/52 (Call 09/15/51)	1,960	1,563,472
4.03%, 03/15/62 (Call 09/15/61)	10,107	8,034,762
4.30%, 11/15/44 (Call 05/15/44)	1,855	1,622,754
4.88%, 10/01/47 (Call 04/01/47)	233	221,713
5.30%, 05/15/53 (Call 11/15/52)	2,300	2,294,296
5.90%, 10/15/32(b)	1,881	2,044,045
5.90%, 05/15/38	417	443,404
5.95%, 03/15/46 (Call 09/15/45)	445	481,908
6.50%, 02/01/39	564	643,456
6.95%, 04/15/29	1,050	1,169,375
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,310	4,222,248
4.38%, 01/15/28 (Call 10/15/27)	4,495	4,225,884
4.90%, 06/01/44 (Call 12/01/43)	3,350	2,513,505
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,438	3,259,430
4.38%, 03/15/29 (Call 12/15/28)	2,920	2,752,655
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,625	3,406,050
4.75%, 05/15/42 (Call 11/15/41)	3,668	3,068,539
5.00%, 06/15/45 (Call 12/15/44)	3,657	3,126,918
5.25%, 09/15/24 (Call 06/15/24)	1,460	1,454,919
5.25%, 10/15/27 (Call 10/15/23)	2,445	2,416,956
5.60%, 07/15/41 (Call 01/15/41)	4,092	3,798,113
5.85%, 12/15/25 (Call 09/15/25)	4,020	4,065,547
5.88%, 06/15/28 (Call 06/15/23)	1,560	1,561,560
7.88%, 09/30/31	1,377	1,566,682
7.95%, 04/15/32	1,350	1,569,335
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,202	2,734,380
3.25%, 12/01/26 (Call 10/01/26)	5,831	5,561,841
3.50%, 12/01/29 (Call 09/01/29)	2,773	2,505,572
4.25%, 03/15/52 (Call 09/15/51)	2,759	2,085,390
4.40%, 03/24/51 (Call 09/24/50)	2,710	2,102,716
6.25%, 03/15/33 (Call 12/15/32)	3,215	3,338,585
6.25%, 03/15/53 (Call 09/15/52)	2,890	2,903,612
Eni USA Inc., 7.30%, 11/15/27	730	794,831
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,294	1,251,414
3.90%, 04/01/35 (Call 10/01/34)	3,098	2,795,976
4.15%, 01/15/26 (Call 10/15/25)	5,742	5,680,503
4.38%, 04/15/30 (Call 01/15/30)	2,909	2,871,183
4.95%, 04/15/50 (Call 10/15/49)	3,026	2,925,991
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	6,931	6,454,009
5.00%, 01/15/29 (Call 07/15/28)	2,550	2,400,060
5.68%, 10/01/25 (Call 10/04/23)	2,865	2,863,195
5.70%, 04/01/28 (Call 03/01/28)	2,180	2,168,402

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.13%, 02/01/25 (Call 01/01/25)	$6,488	$6,490,011
7.00%, 02/01/30 (Call 11/01/29)	3,310	3,442,102
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,066	1,918,570
2.38%, 05/22/30 (Call 02/22/30)	4,532	3,950,227
2.88%, 04/06/25 (Call 03/06/25)	3,988	3,855,439
3.00%, 04/06/27 (Call 02/06/27)	2,226	2,103,258
3.13%, 04/06/30 (Call 01/06/30)(b)	5,646	5,194,772
3.25%, 11/10/24	83	81,161
3.25%, 11/18/49 (Call 05/18/49)	3,989	2,948,150
3.63%, 09/10/28 (Call 06/10/28)	4,221	4,079,554
3.63%, 04/06/40 (Call 10/06/39)	2,489	2,080,256
3.70%, 04/06/50 (Call 10/06/49)	3,705	2,987,193
3.95%, 05/15/43	3,552	3,030,851
4.25%, 11/23/41	2,330	2,083,742
4.80%, 11/08/43	3,165	3,016,720
5.10%, 08/17/40	3,102	3,072,438
7.25%, 09/23/27	900	997,956
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,167	6,924,899
2.28%, 08/16/26 (Call 06/16/26)	4,130	3,875,427
2.44%, 08/16/29 (Call 05/16/29)	6,231	5,612,262
2.61%, 10/15/30 (Call 07/15/30)	5,650	4,976,690
2.71%, 03/06/25 (Call 12/06/24)	4,355	4,209,195
2.99%, 03/19/25 (Call 02/19/25)	11,958	11,594,357
3.00%, 08/16/39 (Call 02/16/39)	5,915	4,625,707
3.04%, 03/01/26 (Call 12/01/25)	9,901	9,554,663
3.10%, 08/16/49 (Call 02/16/49)	6,941	5,008,417
3.29%, 03/19/27 (Call 01/19/27)	2,660	2,581,344
3.45%, 04/15/51 (Call 10/15/50)	6,043	4,639,392
3.48%, 03/19/30 (Call 12/19/29)	4,494	4,239,325
3.57%, 03/06/45 (Call 09/06/44)	3,227	2,596,831
4.11%, 03/01/46 (Call 09/01/45)	11,031	9,598,183
4.23%, 03/19/40 (Call 09/19/39)	5,276	4,830,336
4.33%, 03/19/50 (Call 09/19/49)	9,760	8,709,922
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	1,080	877,262
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,623	2,562,461
4.30%, 04/01/27 (Call 01/01/27)	5,807	5,624,486
5.60%, 02/15/41	4,753	4,476,138
5.80%, 04/01/47 (Call 10/01/46)(b)	2,099	2,010,254
6.00%, 01/15/40	2,993	2,944,723
7.13%, 03/15/33	2,382	2,600,739
7.30%, 08/15/31	2,734	3,001,413
7.88%, 10/01/29	1,022	1,137,057
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,272	1,130,376
5.88%, 04/01/26 (Call 01/01/26)	4,251	4,267,876
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,748	4,566,531
5.20%, 06/01/45 (Call 12/01/44)	2,646	2,217,189
6.60%, 10/01/37	3,458	3,458,795
6.80%, 03/15/32	2,139	2,221,758
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	4,104	3,998,691
3.80%, 04/01/28 (Call 01/01/28)	2,538	2,387,192
4.50%, 04/01/48 (Call 10/01/47)	2,782	2,153,129
4.70%, 05/01/25 (Call 04/01/25)	5,925	5,850,878
4.75%, 09/15/44 (Call 03/15/44)	4,016	3,304,365
	Par
Security	(000)	Value

Oil & Gas (continued)
5.00%, 09/15/54 (Call 03/15/54)	$3,003	$2,413,421
5.13%, 12/15/26 (Call 09/15/26)	4,149	4,141,698
6.50%, 03/01/41 (Call 09/01/40)	2,226	2,264,933
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)(b)	270	200,378
4.40%, 04/15/46 (Call 10/15/45)	265	200,780
5.50%, 12/01/25 (Call 09/01/25)	150	149,297
5.55%, 03/15/26 (Call 12/15/25)	440	438,988
5.88%, 09/01/25 (Call 06/01/25)	150	149,981
6.13%, 01/01/31 (Call 07/01/30)	5,000	5,080,950
6.20%, 03/15/40	265	258,807
6.45%, 09/15/36	7,125	7,235,865
6.60%, 03/15/46 (Call 09/15/45)	360	367,232
6.63%, 09/01/30 (Call 03/01/30)	7,000	7,296,100
7.50%, 05/01/31	510	554,115
7.95%, 06/15/39	145	161,850
8.50%, 07/15/27 (Call 01/15/27)	265	290,260
Ovintiv Exploration Inc., 5.38%, 01/01/26
(Call 10/01/25)	3,379	3,358,591
Ovintiv Inc.
5.65%, 05/15/25	1,790	1,788,389
5.65%, 05/15/28 (Call 04/15/28)	1,960	1,950,572
6.25%, 07/15/33 (Call 04/15/33)	1,725	1,709,906
6.50%, 08/15/34	2,519	2,531,822
6.50%, 02/01/38	1,845	1,827,067
6.63%, 08/15/37	1,960	1,950,318
7.10%, 07/15/53 (Call 01/15/53)	1,600	1,610,928
7.20%, 11/01/31	1,240	1,301,144
7.38%, 11/01/31	1,645	1,757,354
8.13%, 09/15/30	1,200	1,322,088
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,094	2,807,805
2.15%, 12/15/30 (Call 09/15/30)	3,345	2,730,691
3.30%, 03/15/52 (Call 09/15/51)	4,555	3,074,306
3.85%, 04/09/25 (Call 03/09/25)	4,311	4,207,579
3.90%, 03/15/28 (Call 12/15/27)	2,291	2,196,977
4.65%, 11/15/34 (Call 05/15/34)	4,901	4,577,877
4.88%, 11/15/44 (Call 05/15/44)	4,328	3,911,343
5.88%, 05/01/42	4,814	4,928,044
Phillips 66 Co.
3.15%, 12/15/29	2,701	2,393,410
3.55%, 10/01/26 (Call 07/01/26)	2,330	2,210,145
3.61%, 02/15/25 (Call 11/15/24)	1,457	1,415,534
3.75%, 03/01/28 (Call 12/01/27)	2,571	2,425,893
4.68%, 02/15/45 (Call 08/15/44)	3,065	2,600,101
4.90%, 10/01/46	2,727	2,381,707
4.95%, 12/01/27 (Call 11/01/27)	2,020	2,017,192
5.30%, 06/30/33 (Call 03/30/33)	2,470	2,455,057
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	760	687,739
1.90%, 08/15/30 (Call 05/15/30)	7,065	5,743,138
2.15%, 01/15/31 (Call 10/15/30)	590	482,083
5.10%, 03/29/26	2,525	2,525,126
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	6,410	6,167,830
2.38%, 11/07/29 (Call 08/07/29)	5,401	4,759,415
2.50%, 09/12/26	6,450	6,062,613
2.75%, 04/06/30 (Call 01/06/30)	2,213	1,981,564
2.88%, 05/10/26	7,192	6,886,484
2.88%, 11/26/41 (Call 05/26/41)	2,545	1,873,171

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.00%, 11/26/51 (Call 05/26/51)	$4,550	$3,150,147
3.13%, 11/07/49 (Call 05/07/49)	5,108	3,663,202
3.25%, 05/11/25	11,571	11,273,510
3.25%, 04/06/50 (Call 10/06/49)	7,183	5,269,592
3.63%, 08/21/42	2,703	2,204,378
3.75%, 09/12/46	5,131	4,123,118
3.88%, 11/13/28 (Call 08/23/28)	3,825	3,740,582
4.00%, 05/10/46	8,309	6,962,277
4.13%, 05/11/35	6,778	6,292,492
4.38%, 05/11/45	10,408	9,221,280
4.55%, 08/12/43	3,193	2,918,434
5.50%, 03/25/40	3,915	4,043,569
6.38%, 12/15/38	8,846	9,878,240
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	1,078	779,911
4.00%, 11/15/47 (Call 05/15/47)	4,162	3,176,230
5.95%, 12/01/34	1,860	1,875,326
6.50%, 06/15/38	3,265	3,405,819
6.80%, 05/15/38	4,132	4,389,134
6.85%, 06/01/39	3,616	3,868,288
7.15%, 02/01/32	1,267	1,372,782
Tosco Corp., 8.13%, 02/15/30	1,540	1,812,749
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	6,601	6,342,241
2.83%, 01/10/30 (Call 10/10/29)	4,799	4,325,675
2.99%, 06/29/41 (Call 12/29/40)	2,503	1,892,969
3.13%, 05/29/50 (Call 11/29/49)	8,056	5,729,911
3.39%, 06/29/60 (Call 12/29/59)	1,045	747,018
3.46%, 02/19/29 (Call 11/19/28)	5,369	5,061,142
3.46%, 07/12/49 (Call 01/12/49)	5,725	4,368,404
TotalEnergies Capital SA, 3.88%, 10/11/28	4,267	4,161,349
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,540	1,378,993
2.80%, 12/01/31 (Call 09/01/31)	2,175	1,794,092
3.40%, 09/15/26 (Call 06/15/26)	115	109,511
3.65%, 12/01/51 (Call 06/01/51)	4,260	2,918,143
4.00%, 06/01/52 (Call 12/01/51)(b)	1,460	1,077,684
4.35%, 06/01/28 (Call 03/01/28)	2,961	2,861,629
4.90%, 03/15/45(b)	3,041	2,655,918
6.63%, 06/15/37	5,025	5,401,222
7.50%, 04/15/32	2,613	2,946,079
		820,470,500
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,874	3,672,552
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,625	3,288,310
3.14%, 11/07/29 (Call 08/07/29)	1,865	1,672,327
3.34%, 12/15/27 (Call 09/15/27)	5,341	5,001,312
4.08%, 12/15/47 (Call 06/15/47)	5,623	4,410,288
4.49%, 05/01/30 (Call 02/01/30)	1,979	1,915,355
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,463	1,294,799
3.80%, 11/15/25 (Call 08/15/25)	1,956	1,902,484
4.50%, 11/15/41 (Call 05/15/41)	2,190	1,824,139
4.75%, 08/01/43 (Call 02/01/43)	3,840	3,291,149
4.85%, 11/15/35 (Call 05/15/35)	4,792	4,532,849
5.00%, 11/15/45 (Call 05/15/45)	6,061	5,380,229
6.70%, 09/15/38	3,296	3,614,591
7.45%, 09/15/39	4,041	4,606,902
	Par
Security	(000)	Value

Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	$2,437	$2,181,407
3.95%, 12/01/42 (Call 06/01/42)	4,886	3,531,601
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	3,755	3,477,430
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	3,408	3,002,209
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,658,116
4.85%, 05/15/33 (Call 02/15/33)	1,630	1,613,863
		61,871,912
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,194	2,091,979
4.50%, 05/15/28 (Call 02/15/28)	1,340	1,292,510
5.63%, 05/26/33 (Call 02/26/33)	1,990	1,994,199
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,380	1,984,825
2.69%, 05/25/31 (Call 02/25/31)	3,275	2,680,391
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,807,195
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,030	877,241
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	3,041	2,757,366
1.65%, 01/15/27 (Call 12/15/26)	2,935	2,542,209
5.50%, 04/15/28 (Call 03/15/28)(e)	420	415,086
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,144	1,011,799
3.05%, 10/01/51 (Call 04/01/51)	1,375	893,049
3.40%, 12/15/27 (Call 09/15/27)	1,394	1,320,174
3.65%, 09/15/24 (Call 06/15/24)	1,553	1,519,610
4.05%, 12/15/49 (Call 06/15/49)	2,302	1,805,689
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	3,097	2,900,155
2.25%, 02/01/27 (Call 01/01/27)	3,080	2,779,361
2.85%, 02/01/32 (Call 11/01/31)	2,908	2,425,243
3.13%, 05/01/30 (Call 02/01/30)	2,320	2,022,414
5.75%, 11/01/40 (Call 05/01/40)	65	64,304
WestRock MWV LLC
7.95%, 02/15/31	1,708	1,954,669
8.20%, 01/15/30	486	561,413
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,453	3,337,359
3.00%, 06/15/33 (Call 03/15/33)(b)	2,635	2,136,774
3.38%, 09/15/27 (Call 06/15/27)	1,421	1,317,338
3.75%, 03/15/25 (Call 01/15/25)	2,464	2,382,663
3.90%, 06/01/28 (Call 03/01/28)	3,011	2,847,653
4.00%, 03/15/28 (Call 12/15/27)	3,307	3,130,142
4.20%, 06/01/32 (Call 03/01/32)	2,076	1,885,693
4.65%, 03/15/26 (Call 01/15/26)	5,077	4,978,455
4.90%, 03/15/29 (Call 12/15/28)	3,189	3,110,519
		62,827,477
Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	13,865	13,350,331
2.95%, 11/21/26 (Call 09/21/26)	6,722	6,341,602
3.20%, 05/14/26 (Call 02/14/26)	8,343	8,010,198
3.20%, 11/21/29 (Call 08/21/29)	18,814	17,082,171
3.60%, 05/14/25 (Call 02/14/25)	13,699	13,344,059
3.80%, 03/15/25 (Call 12/15/24)	10,771	10,532,961
3.85%, 06/15/24 (Call 03/15/24)	5,110	5,035,139
4.05%, 11/21/39 (Call 05/21/39)	13,066	11,205,794

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 11/14/28 (Call 08/14/28)	$4,931	$4,832,331
4.25%, 11/21/49 (Call 05/21/49)	18,733	15,864,416
4.30%, 05/14/36 (Call 11/14/35)	6,510	5,993,497
4.40%, 11/06/42	9,467	8,308,713
4.45%, 05/14/46 (Call 11/14/45)	7,743	6,674,853
4.50%, 05/14/35 (Call 11/14/34)	6,391	6,063,014
4.55%, 03/15/35 (Call 09/15/34)	6,507	6,179,568
4.63%, 10/01/42 (Call 04/01/42)	1,903	1,697,895
4.70%, 05/14/45 (Call 11/14/44)	9,708	8,735,938
4.75%, 03/15/45 (Call 09/15/44)	3,824	3,443,244
4.85%, 06/15/44 (Call 12/15/43)	4,503	4,136,456
4.88%, 11/14/48 (Call 05/14/48)	6,915	6,411,104
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	3,212	2,739,804
2.80%, 05/15/30 (Call 02/15/30)	1,457	1,268,828
3.25%, 03/01/25 (Call 12/01/24)	2,187	2,114,610
3.45%, 12/15/27 (Call 09/15/27)	4,424	4,200,809
4.25%, 03/01/45 (Call 09/01/44)	2,180	1,792,156
4.30%, 12/15/47 (Call 06/15/47)	2,230	1,877,727
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	5,460	4,943,429
1.75%, 05/28/28 (Call 03/28/28)	5,579	4,885,028
2.25%, 05/28/31 (Call 02/28/31)	2,037	1,729,983
4.88%, 03/03/28 (Call 02/03/28)	4,400	4,457,640
4.88%, 03/03/33 (Call 12/03/32)	4,425	4,505,270
4.90%, 03/03/30 (Call 01/03/30)	4,515	4,585,524
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,115	4,603,705
1.38%, 08/06/30 (Call 05/06/30)	6,436	5,202,219
2.13%, 08/06/50 (Call 02/06/50)	3,469	2,113,696
3.00%, 05/28/51 (Call 11/28/50)	2,955	2,152,865
3.13%, 06/12/27 (Call 03/12/27)	3,166	3,013,241
3.38%, 11/16/25	9,356	9,067,835
4.00%, 01/17/29 (Call 10/17/28)	2,820	2,757,988
4.00%, 09/18/42	3,459	3,055,473
4.38%, 11/16/45	2,389	2,201,989
4.38%, 08/17/48 (Call 02/17/48)	2,417	2,217,984
6.45%, 09/15/37	10,222	11,785,762
Becton Dickinson & Co.
3.36%, 06/06/24 (Call 04/06/24)	3,105	3,039,360
4.30%, 08/22/32 (Call 05/22/32)	1,715	1,630,090
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,125	4,158,374
2.82%, 05/20/30 (Call 02/20/30)	3,017	2,647,116
3.70%, 06/06/27 (Call 03/06/27)	5,703	5,469,177
3.73%, 12/15/24 (Call 09/15/24)	2,747	2,686,429
3.79%, 05/20/50 (Call 11/20/49)	2,042	1,595,578
4.67%, 06/06/47 (Call 12/06/46)	3,137	2,816,148
4.69%, 02/13/28 (Call 01/13/28)	3,550	3,542,545
4.69%, 12/15/44 (Call 06/15/44)	4,622	4,156,010
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,426	1,303,421
1.13%, 11/13/27 (Call 09/13/27)	2,016	1,765,431
1.45%, 11/13/30 (Call 08/13/30)	2,570	2,073,245
2.35%, 11/13/40 (Call 05/13/40)	864	604,040
2.55%, 11/13/50 (Call 05/13/50)	5,762	3,669,069
2.90%, 07/26/24 (Call 06/26/24)	5,867	5,728,773
2.95%, 03/15/32 (Call 12/15/31)	3,180	2,810,293
3.20%, 06/15/26 (Call 04/15/26)	7,116	6,863,951
3.25%, 08/01/42	3,363	2,600,372
Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 07/26/29 (Call 04/26/29)	$6,852	$6,449,993
3.45%, 11/15/27 (Call 08/15/27)(b)	1,770	1,705,537
3.55%, 03/15/42 (Call 09/15/41)	2,660	2,182,849
3.70%, 03/15/52 (Call 09/15/51)	6,890	5,507,315
3.90%, 02/20/28 (Call 11/20/27)	11,018	10,819,896
3.90%, 03/15/62 (Call 09/15/61)	5,202	4,060,213
4.13%, 06/15/39 (Call 12/15/38)	10,661	9,647,565
4.25%, 10/26/49 (Call 04/26/49)	13,202	11,488,644
4.35%, 11/15/47 (Call 05/15/47)	5,054	4,499,526
4.50%, 03/01/44 (Call 09/01/43)	75	69,271
4.55%, 02/20/48 (Call 08/20/47)	4,576	4,185,942
4.63%, 05/15/44 (Call 11/15/43)	815	763,875
5.00%, 08/15/45 (Call 02/15/45)	120	117,329
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,578	3,488,944
3.41%, 06/15/27 (Call 03/15/27)	2,125	2,025,316
3.50%, 11/15/24 (Call 08/15/24)	2,179	2,116,376
3.75%, 09/15/25 (Call 06/15/25)	2,517	2,444,687
4.37%, 06/15/47 (Call 12/15/46)	2,529	2,030,787
4.50%, 11/15/44 (Call 05/15/44)	1,670	1,365,442
4.60%, 03/15/43	1,645	1,376,092
4.90%, 09/15/45 (Call 03/15/45)	2,062	1,766,783
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	3,165	2,861,856
2.38%, 03/15/31 (Call 12/15/30)	2,736	2,280,565
2.40%, 03/15/30 (Call 12/15/29)	8,285	7,053,020
3.05%, 10/15/27 (Call 07/15/27)	3,084	2,874,072
3.20%, 03/15/40 (Call 09/15/39)	2,315	1,763,173
3.25%, 04/15/25 (Call 01/15/25)	4,459	4,305,700
3.40%, 03/01/27 (Call 12/01/26)	6,326	6,012,104
3.40%, 03/15/50 (Call 09/15/49)	5,677	4,045,146
3.40%, 03/15/51 (Call 09/15/50)	3,290	2,349,652
3.50%, 06/15/24 (Call 03/17/24)	3,313	3,244,686
3.88%, 10/15/47 (Call 04/15/47)	4,976	3,859,585
4.13%, 11/15/25 (Call 09/15/25)	8,990	8,804,536
4.38%, 10/15/28 (Call 07/15/28)	9,773	9,524,082
4.50%, 02/25/26 (Call 11/27/25)	6,470	6,398,442
4.80%, 08/15/38 (Call 02/15/38)	8,744	8,204,670
4.80%, 07/15/46 (Call 01/16/46)	3,804	3,397,847
4.90%, 12/15/48 (Call 06/15/48)	10,548	9,589,503
5.40%, 03/15/33 (Call 12/15/32)	2,970	3,027,529
5.69%, 03/15/26 (Call 03/15/24)	75	75,524
6.13%, 11/15/41	2,353	2,518,628
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	8,661	7,483,450
1.75%, 08/21/30 (Call 05/21/30)	5,245	4,214,777
1.88%, 02/28/31 (Call 11/28/30)	5,400	4,307,310
2.13%, 09/15/31 (Call 06/15/31)(b)	4,190	3,366,791
2.63%, 08/15/24 (Call 07/15/24)	3,855	3,736,806
2.70%, 08/21/40 (Call 02/21/40)	5,659	3,906,068
2.88%, 06/01/26 (Call 03/01/26)	6,305	5,960,306
3.00%, 08/15/26 (Call 06/15/26)	3,965	3,734,871
3.25%, 08/15/29 (Call 05/15/29)	6,978	6,319,905
3.38%, 08/12/24 (Call 05/12/24)	3,812	3,733,320
3.63%, 04/01/27 (Call 02/01/27)	3,738	3,570,612
3.75%, 04/01/30 (Call 01/01/30)	3,868	3,562,080
3.88%, 07/20/25 (Call 04/20/25)	11,413	11,168,191
4.10%, 03/25/25 (Call 01/25/25)	3,863	3,815,292
4.13%, 04/01/40 (Call 10/01/39)	3,821	3,180,562
4.25%, 04/01/50 (Call 10/01/49)	3,618	2,927,469

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 03/25/28 (Call 12/25/27)	$11,865	$11,553,425
4.78%, 03/25/38 (Call 09/25/37)	16,480	15,248,944
4.88%, 07/20/35 (Call 01/20/35)	3,489	3,318,109
5.00%, 02/20/26 (Call 01/20/26)	3,356	3,359,490
5.00%, 01/30/29 (Call 12/30/28)	3,540	3,547,186
5.05%, 03/25/48 (Call 09/25/47)	27,819	25,114,159
5.13%, 02/21/30 (Call 12/21/29)	4,079	4,069,904
5.13%, 07/20/45 (Call 01/20/45)	11,679	10,641,671
5.25%, 01/30/31 (Call 11/30/30)	2,655	2,663,815
5.25%, 02/21/33 (Call 11/21/32)	4,325	4,336,764
5.30%, 06/01/33 (Call 03/01/33)	3,040	3,046,658
5.30%, 12/05/43 (Call 06/05/43)	3,143	2,957,374
5.63%, 02/21/53 (Call 08/21/52)	3,950	3,850,737
5.88%, 06/01/53 (Call 12/01/52)	2,840	2,859,766
6.13%, 09/15/39	2,723	2,805,316
6.25%, 06/01/27	1,115	1,163,937
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	5,212	3,343,133
2.50%, 09/15/60 (Call 03/15/60)	2,430	1,489,566
2.75%, 06/01/25 (Call 03/01/25)	3,639	3,514,291
3.10%, 05/15/27 (Call 02/15/27)	4,685	4,469,959
3.38%, 03/15/29 (Call 12/15/28)	5,635	5,353,194
3.70%, 03/01/45 (Call 09/01/44)	75	63,509
3.95%, 05/15/47 (Call 11/15/46)	1,458	1,284,381
3.95%, 03/15/49 (Call 09/15/48)	215	189,443
4.15%, 03/15/59 (Call 09/15/58)	1,205	1,053,291
4.70%, 02/27/33 (Call 11/27/32)	2,390	2,431,323
4.88%, 02/27/53 (Call 08/27/52)	2,215	2,230,704
4.95%, 02/27/63 (Call 08/27/62)	1,075	1,068,023
5.00%, 02/27/26 (Call 02/27/24)	125	125,309
5.50%, 03/15/27	130	136,000
5.55%, 03/15/37	1,870	2,030,035
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	4,707	4,610,365
3.88%, 05/15/28	7,398	7,194,185
4.20%, 03/18/43	3,744	3,338,562
5.38%, 04/15/34	2,216	2,341,847
6.38%, 05/15/38	7,388	8,475,587
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	5,282	5,168,912
3.38%, 06/01/29 (Call 03/01/29)	4,348	4,105,599
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,367	2,176,622
0.95%, 09/01/27 (Call 07/01/27)	2,521	2,217,572
1.30%, 09/01/30 (Call 06/01/30)	2,938	2,428,051
2.10%, 09/01/40 (Call 03/01/40)	3,476	2,428,855
2.25%, 09/01/50 (Call 03/01/50)	3,211	2,085,159
2.45%, 03/01/26 (Call 12/01/25)	4,385	4,180,527
2.45%, 09/01/60 (Call 03/01/60)	3,983	2,519,088
2.63%, 01/15/25 (Call 11/15/24)	4,719	4,585,688
2.90%, 01/15/28 (Call 10/15/27)	7,226	6,875,394
2.95%, 03/03/27 (Call 12/03/26)	4,565	4,387,056
3.40%, 01/15/38 (Call 07/15/37)	4,930	4,324,645
3.50%, 01/15/48 (Call 07/15/47)	2,785	2,333,273
3.55%, 03/01/36 (Call 09/01/35)	4,181	3,793,129
3.63%, 03/03/37 (Call 09/03/36)	6,566	5,953,721
3.70%, 03/01/46 (Call 09/01/45)	6,629	5,730,439
3.75%, 03/03/47 (Call 09/03/46)	4,551	3,952,407
4.38%, 12/05/33 (Call 06/05/33)	3,518	3,564,402
4.50%, 09/01/40	2,407	2,344,129
Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 12/05/43 (Call 06/05/43)	$1,993	$1,971,735
4.85%, 05/15/41	1,172	1,178,153
4.95%, 05/15/33	719	764,506
5.85%, 07/15/38	1,893	2,129,265
5.95%, 08/15/37	3,544	4,062,983
6.95%, 09/01/29(b)	903	1,089,822
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,565	2,311,988
1.30%, 08/15/26 (Call 07/15/26)	3,102	2,760,935
3.95%, 02/16/28 (Call 11/16/27)(b)	2,302	2,224,906
5.25%, 02/15/26 (Call 02/15/24)	1,240	1,241,017
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	4,676	4,604,644
4.60%, 06/01/44 (Call 12/01/43)	2,848	2,579,035
5.90%, 11/01/39	785	817,146
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	4,517	4,111,012
1.45%, 06/24/30 (Call 03/24/30)	1,774	1,457,110
1.70%, 06/10/27 (Call 05/10/27)	7,095	6,426,651
1.90%, 12/10/28 (Call 10/10/28)	4,735	4,168,505
2.15%, 12/10/31 (Call 09/10/31)	7,265	6,084,147
2.35%, 06/24/40 (Call 12/24/39)	3,661	2,589,462
2.45%, 06/24/50 (Call 12/24/49)	5,255	3,391,945
2.75%, 02/10/25 (Call 11/10/24)	10,851	10,528,183
2.75%, 12/10/51 (Call 06/10/51)	4,075	2,781,228
2.90%, 12/10/61 (Call 06/10/61)	4,996	3,269,033
3.40%, 03/07/29 (Call 12/07/28)	7,221	6,882,335
3.60%, 09/15/42 (Call 03/15/42)	2,555	2,125,581
3.70%, 02/10/45 (Call 08/10/44)	7,464	6,289,166
3.90%, 03/07/39 (Call 09/07/38)	4,865	4,321,239
4.00%, 03/07/49 (Call 09/07/48)	5,508	4,802,976
4.05%, 05/17/28 (Call 04/17/28)(b)	1,665	1,656,176
4.15%, 05/18/43	4,282	3,867,888
4.30%, 05/17/30 (Call 03/17/30)	2,600	2,566,512
4.50%, 05/17/33 (Call 02/17/33)	1,710	1,705,434
4.90%, 05/17/44 (Call 11/17/43)	2,080	2,068,310
5.00%, 05/17/53 (Call 11/17/52)	4,880	4,912,647
5.15%, 05/17/63 (Call 11/17/62)	1,520	1,534,014
6.50%, 12/01/33	1,188	1,385,030
6.55%, 09/15/37	680	789,303
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	855	921,305
5.95%, 12/01/28	940	1,015,820
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,655	3,454,048
5.20%, 04/15/48 (Call 10/15/47)	2,975	2,242,793
5.40%, 11/29/43 (Call 05/29/43)	1,869	1,513,965
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	4,355	4,149,575
2.00%, 02/14/27 (Call 12/14/26)	5,441	5,033,197
2.20%, 08/14/30 (Call 05/14/30)	1,998	1,735,143
2.75%, 08/14/50 (Call 02/14/50)	4,993	3,524,509
3.00%, 11/20/25 (Call 08/20/25)	5,826	5,629,373
3.10%, 05/17/27 (Call 02/17/27)	1,724	1,655,505
3.70%, 09/21/42	1,925	1,644,412
4.00%, 11/20/45 (Call 05/20/45)	4,331	3,838,002
4.40%, 05/06/44	6,713	6,347,679
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,632	4,300,164
1.70%, 05/28/30 (Call 02/28/30)	4,266	3,556,308

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.75%, 08/18/31 (Call 05/18/31)	$4,245	$3,455,090
2.55%, 05/28/40 (Call 11/28/39)	4,365	3,173,399
2.63%, 04/01/30 (Call 01/01/30)	5,043	4,485,194
2.70%, 05/28/50 (Call 11/28/49)	3,210	2,232,748
2.75%, 06/03/26	4,757	4,538,463
3.00%, 12/15/26	7,233	6,904,405
3.45%, 03/15/29 (Call 12/15/28)	6,683	6,369,166
3.60%, 09/15/28 (Call 06/15/28)	3,048	2,935,864
3.90%, 03/15/39 (Call 09/15/38)	3,608	3,190,554
4.00%, 12/15/36	4,222	3,935,115
4.00%, 03/15/49 (Call 09/15/48)	5,507	4,803,426
4.10%, 09/15/38 (Call 03/15/38)	3,787	3,468,930
4.13%, 12/15/46	1,942	1,712,961
4.20%, 09/15/48 (Call 03/15/48)	2,600	2,322,970
4.30%, 06/15/43	2,588	2,358,626
4.40%, 05/15/44	3,934	3,678,644
5.60%, 09/15/40	2,319	2,457,120
7.20%, 03/15/39	8,798	10,932,043
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	13,140	13,073,774
4.45%, 05/19/28 (Call 04/19/28)	13,140	13,091,513
4.65%, 05/19/25	13,140	13,114,771
4.75%, 05/19/33 (Call 02/19/33)	19,350	19,426,239
5.30%, 05/19/53 (Call 11/19/52)	24,225	24,939,637
Pharmacia LLC, 6.60%, 12/01/28	3,669	4,030,176
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,431	5,301,905
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	10,328	9,746,224
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,888	8,257,271
3.03%, 07/09/40 (Call 01/09/40)	5,421	4,048,620
3.18%, 07/09/50 (Call 01/09/50)	7,950	5,488,839
3.38%, 07/09/60 (Call 01/09/60)	2,976	2,001,360
5.00%, 11/26/28 (Call 08/26/28)	7,351	7,378,787
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,117	6,765,349
5.25%, 06/15/46 (Call 12/15/45)	3,777	2,894,806
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,657	3,375,265
2.30%, 06/22/27 (Call 04/22/27)	4,488	3,932,296
2.70%, 06/22/30 (Call 03/22/30)	4,590	3,683,934
3.85%, 06/22/40 (Call 12/22/39)	5,731	3,850,258
4.00%, 06/22/50 (Call 12/22/49)	7,416	4,746,611
Wyeth LLC
5.95%, 04/01/37	11,426	12,566,429
6.00%, 02/15/36	1,939	2,117,039
6.50%, 02/01/34	3,564	4,029,601
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,165	3,475,693
3.00%, 09/12/27 (Call 06/15/27)	3,851	3,621,943
3.00%, 05/15/50 (Call 11/15/49)	520	356,980
3.90%, 08/20/28 (Call 05/20/28)	1,959	1,892,041
3.95%, 09/12/47 (Call 03/12/47)	3,169	2,573,577
4.45%, 08/20/48 (Call 02/20/48)	2,084	1,825,834
4.50%, 11/13/25 (Call 08/13/25)	4,316	4,269,517
4.70%, 02/01/43 (Call 08/01/42)	3,570	3,268,228
5.40%, 11/14/25 (Call 10/14/25)	705	714,243
5.60%, 11/16/32 (Call 08/16/32)	875	922,425
		1,227,149,136
Security	Par (000)	Value

Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$1,687	$1,453,249
3.60%, 09/01/32 (Call 06/01/32)	1,060	905,823
4.45%, 07/15/27 (Call 04/15/27)	1,287	1,242,856
4.80%, 05/03/29 (Call 02/03/29)	2,371	2,297,452
4.95%, 12/15/24 (Call 09/15/24)	1,958	1,934,426
5.95%, 06/01/26 (Call 03/01/26)	2,354	2,393,006
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	4,305	3,409,129
3.70%, 11/15/29 (Call 05/18/29)	5,593	5,105,011
5.13%, 06/30/27 (Call 01/01/27)	3,677	3,645,635
5.88%, 03/31/25 (Call 10/02/24)	6,873	6,883,035
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	625	587,475
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,990	1,628,835
4.00%, 03/01/31 (Call 03/01/26)	1,835	1,615,681
4.50%, 10/01/29 (Call 10/01/24)	1,820	1,677,148
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,650	6,535,287
5.80%, 06/01/45 (Call 12/01/44)	2,607	2,570,111
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	935	783,081
5.13%, 05/15/29 (Call 02/15/29)	590	574,507
5.38%, 07/15/25 (Call 04/15/25)	709	702,584
5.60%, 04/01/44 (Call 10/01/43)	335	310,053
5.63%, 07/15/27 (Call 04/15/27)	345	347,757
8.13%, 08/16/30	150	167,704
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,740	2,436,518
4.60%, 12/15/44 (Call 06/15/44)	2,021	1,717,325
4.80%, 11/01/43 (Call 05/01/43)	2,348	2,061,521
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,240	2,108,534
5.88%, 10/15/25 (Call 07/15/25)	2,737	2,767,326
7.38%, 10/15/45 (Call 04/15/45)	2,884	3,306,333
Series B, 7.50%, 04/15/38	2,095	2,386,058
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,583	2,311,423
2.50%, 01/15/25 (Call 12/15/24)	2,852	2,724,573
2.50%, 02/14/25	1,504	1,433,432
2.50%, 08/01/33 (Call 05/01/33)	4,820	3,764,227
3.13%, 11/15/29 (Call 08/15/29)	3,995	3,576,284
3.40%, 08/01/51 (Call 02/01/51)	2,520	1,702,109
3.50%, 06/10/24 (Call 03/10/24)	2,518	2,463,561
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,015,410
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,364,516
4.25%, 12/01/26 (Call 09/01/26)	3,991	3,881,168
4.50%, 06/10/44 (Call 12/10/43)	1,513	1,234,774
5.50%, 12/01/46 (Call 05/29/46)	1,016	958,891
5.70%, 03/08/33 (Call 12/08/32)	3,915	3,980,302
5.97%, 03/08/26 (Call 03/08/24)	344	345,452
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,335	4,118,814
3.75%, 05/15/30 (Call 02/15/30)	4,166	3,772,105
3.90%, 07/15/26 (Call 04/15/26)	2,729	2,604,367
4.00%, 10/01/27 (Call 07/01/27)	2,720	2,574,453
4.05%, 03/15/25 (Call 12/15/24)	4,096	3,997,245
4.15%, 09/15/29 (Call 06/15/29)	2,722	2,544,008
4.20%, 04/15/27 (Call 01/15/27)	2,367	2,268,391
4.40%, 03/15/27 (Call 12/15/26)	3,117	3,007,375

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 01/15/26 (Call 10/15/25)	$3,947	$3,890,124
4.90%, 03/15/35 (Call 09/15/34)	1,285	1,175,338
4.95%, 05/15/28 (Call 02/15/28)	1,853	1,811,382
4.95%, 06/15/28 (Call 03/15/28)	4,124	4,029,395
4.95%, 01/15/43 (Call 07/15/42)	1,734	1,410,886
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,569,022
5.00%, 05/15/50 (Call 11/15/49)	7,299	5,978,903
5.15%, 02/01/43 (Call 08/01/42)	2,441	2,050,806
5.15%, 03/15/45 (Call 09/15/44)	1,388	1,165,406
5.25%, 04/15/29 (Call 01/15/29)	5,192	5,124,400
5.30%, 04/01/44 (Call 10/01/43)	3,194	2,693,883
5.30%, 04/15/47 (Call 10/15/46)	3,760	3,187,089
5.35%, 05/15/45 (Call 11/15/44)	3,383	2,884,413
5.40%, 10/01/47 (Call 04/01/47)	5,723	4,904,382
5.50%, 06/01/27 (Call 03/01/27)	3,043	3,050,790
5.55%, 02/15/28 (Call 01/15/28)	2,625	2,637,154
5.75%, 02/15/33 (Call 11/15/32)	3,650	3,667,593
5.95%, 12/01/25 (Call 09/01/25)	2,093	2,105,684
5.95%, 10/01/43 (Call 04/01/43)	1,463	1,347,525
6.00%, 06/15/48 (Call 12/15/47)	4,300	3,948,346
6.05%, 06/01/41 (Call 12/01/40)	2,129	2,041,285
6.10%, 02/15/42	1,645	1,563,934
6.13%, 12/15/45 (Call 06/15/45)	3,868	3,607,026
6.25%, 04/15/49 (Call 10/15/48)	6,424	6,118,410
6.50%, 02/01/42 (Call 08/01/41)	907	905,277
6.63%, 10/15/36	2,205	2,261,823
7.50%, 07/01/38	2,510	2,743,631
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,821	1,727,601
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,896	3,427,662
3.13%, 07/31/29 (Call 04/30/29)	5,011	4,529,744
3.20%, 02/15/52 (Call 08/15/51)	4,175	2,850,857
3.30%, 02/15/53 (Call 08/15/52)	1,975	1,377,957
3.70%, 02/15/26 (Call 11/15/25)	4,397	4,283,294
3.70%, 01/31/51 (Call 07/31/50)	4,117	3,071,405
3.75%, 02/15/25 (Call 11/15/24)	6,443	6,320,905
3.95%, 02/15/27 (Call 11/15/26)	3,894	3,802,257
3.95%, 01/31/60 (Call 07/31/59)	3,192	2,387,680
4.15%, 10/16/28 (Call 07/16/28)	4,436	4,287,261
4.20%, 01/31/50 (Call 07/31/49)	4,620	3,744,510
4.25%, 02/15/48 (Call 08/15/47)	4,520	3,725,429
4.45%, 02/15/43 (Call 08/15/42)	3,181	2,731,716
4.80%, 02/01/49 (Call 08/01/48)	4,733	4,227,705
4.85%, 08/15/42 (Call 02/15/42)	3,169	2,859,642
4.85%, 03/15/44 (Call 09/15/43)	5,172	4,647,766
4.90%, 05/15/46 (Call 11/15/45)	2,587	2,330,680
4.95%, 10/15/54 (Call 04/15/54)	1,787	1,581,638
5.05%, 01/10/26	3,775	3,804,973
5.10%, 02/15/45 (Call 08/15/44)	4,429	4,108,518
5.35%, 01/31/33 (Call 10/31/32)	4,120	4,200,628
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(a)	2,765	2,254,968
5.70%, 02/15/42	1,097	1,086,359
5.95%, 02/01/41	3,064	3,144,982
6.13%, 10/15/39	2,002	2,103,281
6.45%, 09/01/40	2,275	2,428,767
7.55%, 04/15/38	1,719	1,984,190
Series D, 6.88%, 03/01/33	1,120	1,259,966
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. LIBOR US + 3.033%)(a)	4,656	4,032,329
Security	Par (000)	Value

Pipelines (continued)
Series H, 6.65%, 10/15/34	$1,560	$1,704,518
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	2,519	2,476,706
4.70%, 11/01/42 (Call 05/01/42)	1,792	1,478,490
5.00%, 08/15/42 (Call 02/15/42)	2,825	2,389,018
5.00%, 03/01/43 (Call 09/01/42)	3,020	2,559,994
5.40%, 09/01/44 (Call 03/01/44)	2,555	2,262,018
5.50%, 03/01/44 (Call 09/01/43)	2,990	2,686,904
5.63%, 09/01/41	1,672	1,537,019
5.80%, 03/15/35	1,501	1,490,028
6.38%, 03/01/41	2,421	2,419,257
6.50%, 02/01/37	1,246	1,284,290
6.50%, 09/01/39	2,212	2,264,270
6.55%, 09/15/40	1,748	1,766,686
6.95%, 01/15/38	4,488	4,848,297
7.30%, 08/15/33	1,145	1,253,638
7.40%, 03/15/31	886	968,726
7.50%, 11/15/40	1,559	1,731,316
7.75%, 03/15/32	871	971,879
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,030	2,698,821
2.00%, 02/15/31 (Call 11/15/30)	700	555,660
3.25%, 08/01/50 (Call 02/01/50)	2,162	1,355,077
3.60%, 02/15/51 (Call 08/15/50)	1,425	958,027
4.30%, 06/01/25 (Call 03/01/25)	7,185	7,048,701
4.30%, 03/01/28 (Call 12/01/27)	5,676	5,489,316
4.80%, 02/01/33 (Call 11/01/32)	3,470	3,275,264
5.05%, 02/15/46 (Call 08/15/45)	3,073	2,591,768
5.20%, 06/01/33 (Call 03/01/33)	2,650	2,558,363
5.20%, 03/01/48 (Call 09/01/47)	3,108	2,672,041
5.30%, 12/01/34 (Call 06/01/34)	3,138	3,013,767
5.45%, 08/01/52 (Call 02/01/52)	2,975	2,641,264
5.55%, 06/01/45 (Call 12/01/44)	6,710	6,090,130
7.75%, 01/15/32	4,829	5,468,456
7.80%, 08/01/31	1,375	1,545,142
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,392	1,213,392
3.95%, 03/01/50 (Call 09/01/49)	3,494	2,457,680
4.20%, 10/03/47 (Call 04/03/47)	2,343	1,706,454
4.25%, 09/15/46 (Call 03/15/46)	2,328	1,688,894
4.85%, 02/01/49 (Call 08/01/48)	2,208	1,772,251
5.00%, 03/01/26 (Call 12/01/25)	3,729	3,694,134
5.15%, 10/15/43 (Call 04/15/43)	2,561	2,153,545
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,608	6,025,307
2.65%, 08/15/30 (Call 05/15/30)	5,288	4,428,594
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,133,257
4.00%, 03/15/28 (Call 12/15/27)	4,170	3,961,834
4.13%, 03/01/27 (Call 12/01/26)	4,757	4,609,057
4.25%, 12/01/27 (Call 09/01/27)	3,327	3,200,641
4.50%, 04/15/38 (Call 10/15/37)	7,155	6,170,186
4.70%, 04/15/48 (Call 10/15/47)	5,299	4,249,692
4.80%, 02/15/29 (Call 11/15/28)	3,160	3,080,716
4.88%, 12/01/24 (Call 09/01/24)	5,014	4,958,846
4.88%, 06/01/25 (Call 03/01/25)	4,677	4,623,635
4.90%, 04/15/58 (Call 10/15/57)	1,261	1,007,274
4.95%, 09/01/32 (Call 06/01/32)	3,645	3,494,206
4.95%, 03/14/52 (Call 09/14/51)	5,060	4,175,765
5.00%, 03/01/33 (Call 12/01/32)	2,350	2,257,762
5.20%, 03/01/47 (Call 09/01/46)	3,703	3,189,246

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 12/01/47 (Call 06/01/47)	$2,231	$1,908,620
5.50%, 02/15/49 (Call 08/15/48)	5,476	4,877,528
5.65%, 03/01/53 (Call 09/01/52)	1,055	964,439
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,609	2,505,944
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,420	1,316,681
2.75%, 09/01/24 (Call 08/01/24)	1,316	1,268,992
3.10%, 03/15/30 (Call 12/15/29)	1,788	1,543,223
3.40%, 09/01/29 (Call 06/01/29)	3,443	3,042,545
4.00%, 07/13/27 (Call 04/13/27)	2,311	2,180,844
4.35%, 03/15/29 (Call 12/15/28)	2,753	2,573,780
4.45%, 09/01/49 (Call 03/01/49)	2,558	1,905,787
4.50%, 03/15/50 (Call 09/15/49)	1,811	1,369,297
4.55%, 07/15/28 (Call 04/15/28)	3,226	3,105,251
4.90%, 03/15/25 (Call 12/15/24)	3,548	3,501,628
4.95%, 07/13/47 (Call 01/06/47)	2,910	2,364,462
5.20%, 07/15/48 (Call 01/15/48)	3,819	3,183,480
5.85%, 01/15/26 (Call 12/15/25)	1,971	1,992,405
6.00%, 06/15/35	915	899,902
6.10%, 11/15/32 (Call 08/15/32)	365	370,307
6.35%, 01/15/31 (Call 10/15/30)	1,845	1,899,926
7.15%, 01/15/51 (Call 07/15/50)	1,230	1,272,201
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,600	2,502,812
6.20%, 09/15/43 (Call 03/15/43)	1,322	1,293,709
6.65%, 10/01/36	2,488	2,528,505
6.85%, 10/15/37	2,275	2,344,342
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,833	2,510,265
3.60%, 11/01/24 (Call 08/01/24)	3,914	3,796,815
3.80%, 09/15/30 (Call 06/15/30)	2,169	1,926,180
4.30%, 01/31/43 (Call 07/31/42)	1,502	1,095,994
4.50%, 12/15/26 (Call 09/15/26)	4,250	4,109,155
4.65%, 10/15/25 (Call 07/15/25)	4,783	4,700,685
4.70%, 06/15/44 (Call 12/15/43)	2,690	2,070,036
4.90%, 02/15/45 (Call 08/15/44)	2,831	2,241,274
5.15%, 06/01/42 (Call 12/01/41)	1,949	1,596,816
6.65%, 01/15/37	2,907	2,922,698
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,783	4,558,629
4.50%, 05/15/30 (Call 11/15/29)	3,047	2,882,340
5.00%, 03/15/27 (Call 09/15/26)	8,573	8,472,867
5.63%, 03/01/25 (Call 12/01/24)	8,987	8,985,832
5.88%, 06/30/26 (Call 12/31/25)	2,147	2,177,981
5.90%, 09/15/37 (Call 03/15/37)(e)	2,745	2,779,971
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,113	2,945,116
3.50%, 03/15/25 (Call 12/15/24)	2,744	2,646,231
4.50%, 03/15/45 (Call 09/15/44)	3,510	2,844,504
5.95%, 09/25/43 (Call 03/25/43)	1,681	1,656,827
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,920	3,365,281
4.20%, 02/01/33 (Call 11/01/32)	2,665	2,356,606
4.88%, 02/01/31 (Call 02/01/26)	3,700	3,408,847
4.95%, 04/15/52 (Call 10/15/51)	2,675	2,126,839
5.00%, 01/15/28 (Call 01/15/24)	2,470	2,376,214
5.20%, 07/01/27 (Call 06/01/27)	3,235	3,192,977
5.50%, 03/01/30 (Call 03/01/25)	3,650	3,511,190
6.13%, 03/15/33 (Call 12/15/32)	2,890	2,927,628
Security	Par (000)	Value

Pipelines (continued)
6.25%, 07/01/52 (Call 01/01/52)	$2,872	$2,715,045
6.50%, 07/15/27 (Call 07/15/23)	2,875	2,882,245
6.50%, 02/15/53 (Call 08/15/52)	2,945	2,885,629
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,768,002
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,465	4,297,027
4.38%, 03/13/25 (Call 12/13/24)	4,108	4,016,145
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,703	1,799,833
7.00%, 10/15/28	1,195	1,278,817
7.63%, 04/01/37	180	203,373
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,142	1,272,051
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,195,006
2.50%, 10/12/31 (Call 07/12/31)	4,079	3,291,427
4.10%, 04/15/30 (Call 01/15/30)	1,455	1,351,331
4.25%, 05/15/28 (Call 02/15/28)	6,409	6,151,615
4.63%, 03/01/34 (Call 12/01/33)	4,944	4,561,087
4.75%, 05/15/38 (Call 11/15/37)	2,430	2,188,968
4.88%, 01/15/26 (Call 10/15/25)	3,415	3,395,876
4.88%, 05/15/48 (Call 11/15/47)	3,690	3,230,300
5.00%, 10/16/43 (Call 04/16/43)	2,831	2,521,996
5.10%, 03/15/49 (Call 09/15/48)	4,046	3,678,380
5.60%, 03/31/34	1,291	1,296,035
5.85%, 03/15/36	2,208	2,209,303
6.10%, 06/01/40	3,051	3,081,754
6.20%, 03/09/26 (Call 03/09/24)	325	325,682
6.20%, 10/15/37	3,933	4,074,116
7.25%, 08/15/38	2,681	2,993,953
7.63%, 01/15/39	3,229	3,685,032
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	2,634	2,348,316
3.95%, 05/15/50 (Call 11/15/49)	2,354	1,804,788
4.00%, 03/15/28 (Call 12/15/27)	2,124	2,018,097
4.45%, 08/01/42 (Call 02/01/42)	1,648	1,403,503
4.60%, 03/15/48 (Call 09/15/47)	2,785	2,334,108
5.40%, 08/15/41 (Call 02/15/41)	2,122	2,031,688
7.85%, 02/01/26 (Call 11/01/25)	4,607	4,881,301
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	2,401	2,346,161
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	275	262,402
3.95%, 06/01/25 (Call 03/01/25)	505	485,699
4.30%, 02/01/30 (Call 11/01/29)	70	62,437
4.50%, 03/01/28 (Call 12/01/27)	670	630,845
4.65%, 07/01/26 (Call 04/01/26)	145	140,022
4.75%, 08/15/28 (Call 05/15/28)	310	293,182
5.30%, 03/01/48 (Call 09/01/47)	190	155,181
5.45%, 04/01/44 (Call 10/01/43)	715	599,821
5.50%, 08/15/48 (Call 02/15/48)	445	365,643
5.50%, 02/01/50 (Call 08/01/49)	2,340	1,878,482
6.15%, 04/01/33 (Call 01/01/33)	1,555	1,551,330
Williams Companies Inc., 5.65%, 03/15/33 (Call 12/15/32)	3,765	3,810,669
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,695	1,401,748
3.50%, 11/15/30 (Call 08/15/30)	2,494	2,236,594
3.50%, 10/15/51 (Call 04/15/51)	1,680	1,145,323
3.75%, 06/15/27 (Call 03/15/27)	6,515	6,210,424
3.90%, 01/15/25 (Call 10/15/24)	4,915	4,797,630

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 09/15/25 (Call 06/15/25)	$4,171	$4,053,086
4.55%, 06/24/24 (Call 03/24/24)	2,277	2,249,653
4.65%, 08/15/32 (Call 05/15/32)	3,430	3,244,849
4.85%, 03/01/48 (Call 09/01/47)	3,346	2,850,290
4.90%, 01/15/45 (Call 07/15/44)	2,566	2,202,783
5.10%, 09/15/45 (Call 03/15/45)	2,633	2,331,311
5.30%, 08/15/52 (Call 02/15/52)	1,735	1,568,926
5.40%, 03/02/26	1,670	1,683,878
5.40%, 03/04/44 (Call 09/04/43)	2,846	2,608,786
5.75%, 06/24/44 (Call 12/24/43)	2,201	2,105,961
5.80%, 11/15/43 (Call 05/15/43)	1,760	1,690,234
6.30%, 04/15/40	4,924	5,098,704
8.75%, 03/15/32	555	660,234
Series A, 7.50%, 01/15/31	730	803,350
		748,302,011
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,432	1,398,019
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,458	2,796,035
4.88%, 03/01/26 (Call 12/01/25)	2,484	2,438,890
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,947	1,424,503
		8,057,447
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,090	1,760,386
2.60%, 06/15/33 (Call 03/15/33)	1,261	976,127
2.90%, 10/01/30 (Call 07/01/30)	1,174	982,286
4.80%, 10/01/32 (Call 07/01/32)	485	453,533
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,210	2,359,414
2.00%, 05/18/32 (Call 02/18/32)	1,711	1,299,676
2.75%, 12/15/29 (Call 09/15/29)	1,191	1,015,685
2.95%, 03/15/34 (Call 12/15/33)	2,245	1,784,910
3.00%, 05/18/51 (Call 11/18/50)	3,170	1,904,187
3.38%, 08/15/31 (Call 05/15/31)	2,125	1,835,681
3.45%, 04/30/25 (Call 02/28/25)	1,920	1,849,862
3.55%, 03/15/52 (Call 09/15/51)	3,470	2,335,171
3.80%, 04/15/26 (Call 02/15/26)	1,761	1,694,223
3.95%, 01/15/27 (Call 10/15/26)	411	393,619
3.95%, 01/15/28 (Call 10/15/27)	1,472	1,384,357
4.00%, 02/01/50 (Call 08/01/49)	2,780	2,039,575
4.30%, 01/15/26 (Call 10/15/25)	845	820,520
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,661,406
4.70%, 07/01/30 (Call 04/01/30)	1,447	1,379,715
4.75%, 04/15/35 (Call 01/15/35)	1,000	931,790
4.85%, 04/15/49 (Call 10/15/48)	1,248	1,029,900
4.90%, 12/15/30 (Call 09/15/30)(b)	3,205	3,103,498
5.15%, 04/15/53 (Call 10/15/52)	2,715	2,391,644
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	690	540,822
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	410	325,089
3.38%, 07/15/51 (Call 01/15/51)	2,035	1,302,888
3.63%, 04/15/32 (Call 01/15/32)	155	134,005
4.25%, 02/15/28 (Call 11/15/27)	2,720	2,558,187
4.30%, 04/15/52 (Call 10/15/51)	330	248,526
4.90%, 02/15/29 (Call 11/15/28)	1,616	1,552,976
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	$2,680	$2,445,500
1.45%, 09/15/26 (Call 08/15/26)	2,332	2,064,799
1.50%, 01/31/28 (Call 11/30/27)	2,139	1,813,808
1.60%, 04/15/26 (Call 03/15/26)	2,881	2,602,292
1.88%, 10/15/30 (Call 07/15/30)	3,151	2,496,663
2.10%, 06/15/30 (Call 03/15/30)	1,832	1,488,958
2.30%, 09/15/31 (Call 06/15/31)	3,835	3,061,327
2.40%, 03/15/25 (Call 02/15/25)	1,522	1,443,617
2.70%, 04/15/31 (Call 01/15/31)	3,487	2,901,986
2.75%, 01/15/27 (Call 11/15/26)	3,083	2,832,691
2.90%, 01/15/30 (Call 10/15/29)	2,890	2,508,000
2.95%, 01/15/25 (Call 12/15/24)	3,035	2,915,117
2.95%, 01/15/51 (Call 07/15/50)	4,690	2,897,716
3.10%, 06/15/50 (Call 12/15/49)	4,650	2,972,605
3.13%, 01/15/27 (Call 10/15/26)	1,883	1,751,171
3.38%, 10/15/26 (Call 07/15/26)	4,132	3,893,377
3.55%, 07/15/27 (Call 04/15/27)	2,386	2,232,342
3.60%, 01/15/28 (Call 10/15/27)	3,061	2,854,964
3.65%, 03/15/27 (Call 02/15/27)	2,490	2,353,946
3.70%, 10/15/49 (Call 04/15/49)	3,011	2,114,294
3.80%, 08/15/29 (Call 05/15/29)	5,796	5,343,912
3.95%, 03/15/29 (Call 12/15/28)	2,808	2,617,814
4.00%, 06/01/25 (Call 03/01/25)	3,586	3,489,250
4.05%, 03/15/32 (Call 12/15/31)(b)	2,350	2,136,056
4.40%, 02/15/26 (Call 11/15/25)	1,994	1,948,298
5.25%, 07/15/28 (Call 06/15/28)	1,615	1,613,902
5.50%, 03/15/28 (Call 02/15/28)	2,020	2,041,351
5.55%, 07/15/33 (Call 04/15/33)	1,335	1,342,276
5.65%, 03/15/33 (Call 12/15/32)	2,740	2,785,237
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,805	1,542,878
2.05%, 01/15/32 (Call 10/15/31)	2,915	2,349,199
2.30%, 03/01/30 (Call 12/01/29)	2,653	2,241,361
2.45%, 01/15/31 (Call 10/15/30)	2,214	1,863,391
2.90%, 10/15/26 (Call 07/15/26)	1,552	1,443,732
2.95%, 05/11/26 (Call 02/11/26)	2,845	2,683,319
3.20%, 01/15/28 (Call 10/15/27)	1,873	1,736,252
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,682,013
3.35%, 05/15/27 (Call 02/15/27)	977	919,826
3.45%, 06/01/25 (Call 03/03/25)	2,397	2,315,071
3.50%, 11/15/24 (Call 08/15/24)	1,030	1,002,674
3.50%, 11/15/25 (Call 08/15/25)	1,105	1,064,579
3.90%, 10/15/46 (Call 04/15/46)	1,015	774,029
4.15%, 07/01/47 (Call 01/01/47)	980	793,967
4.35%, 04/15/48 (Call 10/15/47)	1,305	1,091,593
5.00%, 02/15/33 (Call 11/15/32)(b)	1,515	1,520,621
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,135	2,889,827
2.55%, 04/01/32 (Call 01/01/32)	4,285	3,150,632
2.75%, 10/01/26 (Call 07/01/26)	4,501	3,956,109
2.90%, 03/15/30 (Call 12/15/29)	3,442	2,734,118
3.20%, 01/15/25 (Call 10/15/24)	4,907	4,644,426
3.25%, 01/30/31 (Call 10/30/30)	3,402	2,722,519
3.40%, 06/21/29 (Call 03/21/29)	1,860	1,540,991
3.65%, 02/01/26 (Call 11/03/25)	4,258	3,936,393
4.50%, 12/01/28 (Call 09/01/28)	4,002	3,584,952
6.50%, 01/15/34 (Call 10/15/33)(b)	935	912,027
6.75%, 12/01/27 (Call 11/01/27)	715	715,536

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	$2,062	$1,518,065
4.10%, 10/01/24 (Call 07/01/24)	2,332	2,179,930
4.55%, 10/01/29 (Call 07/01/29)	1,818	1,237,294
7.55%, 03/15/28 (Call 02/15/28)(b)	1,315	1,119,328
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	598	505,866
2.50%, 08/16/31 (Call 05/16/31)	2,225	1,735,967
3.85%, 02/01/25 (Call 11/01/24)	2,084	2,002,682
3.90%, 03/15/27 (Call 12/15/26)	866	803,267
4.05%, 07/01/30 (Call 04/01/30)	3,487	3,147,506
4.13%, 06/15/26 (Call 03/15/26)	1,933	1,816,923
4.13%, 05/15/29 (Call 02/15/29)	1,954	1,768,898
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	3,242	2,350,807
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,020	2,614,565
3.15%, 07/01/29 (Call 04/01/29)	2,243	1,997,167
3.35%, 11/01/49 (Call 05/01/49)	2,130	1,526,741
4.10%, 10/15/28 (Call 07/15/28)	1,192	1,143,390
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,559	1,194,319
2.25%, 03/15/26 (Call 02/15/26)	590	523,914
2.75%, 04/15/31 (Call 01/15/31)	1,805	1,344,400
2.90%, 12/01/33 (Call 09/01/33)	1,825	1,259,506
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	4,885	3,369,331
3.25%, 01/15/51 (Call 07/15/50)	3,395	2,255,774
4.75%, 05/15/47 (Call 11/15/46)	1,428	1,215,656
4.80%, 09/01/28 (Call 08/01/28)	2,340	2,301,975
5.00%, 01/11/28 (Call 12/11/27)	2,075	2,057,964
5.10%, 05/01/33 (Call 02/01/33)	2,105	2,072,857
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,760	4,186,658
1.35%, 07/15/25 (Call 06/15/25)	2,405	2,212,095
2.10%, 04/01/31 (Call 01/01/31)	3,885	3,127,425
2.25%, 01/15/31 (Call 10/15/30)	3,032	2,481,358
2.50%, 07/15/31 (Call 04/15/31)	580	478,912
2.90%, 03/15/27 (Call 02/15/27)	2,015	1,861,155
3.10%, 11/15/29 (Call 08/15/29)	923	815,794
3.20%, 09/01/24 (Call 07/01/24)	3,876	3,762,394
3.30%, 07/01/30 (Call 04/01/30)	4,470	3,948,172
3.65%, 09/01/27 (Call 06/01/27)	5,490	5,169,823
3.70%, 06/15/26 (Call 03/15/26)	4,379	4,196,264
3.80%, 02/15/28 (Call 11/15/27)	4,551	4,282,127
4.00%, 03/01/27 (Call 12/01/26)	2,650	2,549,088
4.00%, 11/15/49 (Call 05/15/49)	1,583	1,194,025
4.15%, 07/01/50 (Call 01/01/50)	1,948	1,513,713
4.30%, 02/15/29 (Call 11/15/28)	3,330	3,178,119
4.45%, 02/15/26 (Call 11/15/25)	4,170	4,094,314
5.20%, 02/15/49 (Call 08/15/48)	1,568	1,428,307
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,545	1,213,041
2.25%, 12/15/28 (Call 10/15/28)	2,597	2,221,682
2.50%, 02/15/32 (Call 11/15/31)	2,575	2,049,597
3.00%, 02/15/30 (Call 11/15/29)	1,010	869,125
3.13%, 09/01/26 (Call 06/01/26)	2,627	2,444,161
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,247,542
4.38%, 02/15/29 (Call 11/15/28)	1,616	1,536,881
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	$4,059	$3,533,400
3.70%, 08/15/27 (Call 05/15/27)	5,985	5,468,734
4.45%, 07/15/28 (Call 04/15/28)	2,590	2,409,347
5.55%, 01/15/28 (Call 12/15/27)	2,845	2,791,685
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,189,230
4.50%, 04/01/25 (Call 01/01/25)	1,000	960,030
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,321,980
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,351,065
4.95%, 04/15/28 (Call 01/15/28)	1,000	860,810
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,349	2,121,476
1.25%, 07/15/25 (Call 06/15/25)	3,173	2,900,979
1.45%, 05/15/26 (Call 04/15/26)	2,997	2,683,184
1.55%, 03/15/28 (Call 01/15/28)	1,758	1,479,462
1.80%, 07/15/27 (Call 05/15/27)	3,003	2,603,511
2.00%, 05/15/28 (Call 03/15/28)	3,943	3,345,714
2.15%, 07/15/30 (Call 04/15/30)	1,835	1,485,396
2.50%, 05/15/31 (Call 02/15/31)	695	566,078
2.63%, 11/18/24 (Call 10/18/24)	5,035	4,819,653
2.90%, 11/18/26 (Call 09/18/26)	2,728	2,515,762
2.95%, 09/15/51 (Call 03/15/51)	2,575	1,605,049
3.00%, 07/15/50 (Call 01/15/50)	2,099	1,331,690
3.20%, 11/18/29 (Call 08/18/29)	4,642	4,076,836
3.40%, 02/15/52 (Call 08/15/51)	1,995	1,370,904
3.90%, 04/15/32 (Call 01/15/32)	1,965	1,763,529
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	627,366
2.50%, 02/15/30 (Call 11/15/29)	2,468	2,112,978
2.85%, 11/01/26 (Call 08/01/26)	686	634,900
3.00%, 07/01/29 (Call 04/01/29)	2,373	2,116,763
3.25%, 08/01/27 (Call 05/01/27)	1,269	1,181,211
3.38%, 06/01/25 (Call 03/01/25)	563	543,655
3.50%, 03/01/28 (Call 12/01/27)	2,768	2,577,340
4.00%, 08/01/47 (Call 02/01/47)	1,006	781,481
4.15%, 12/01/28 (Call 09/01/28)	1,735	1,673,512
4.50%, 07/01/44 (Call 01/01/44)	470	407,499
4.50%, 06/01/45 (Call 12/01/44)	1,610	1,346,781
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,560	1,194,632
1.70%, 03/01/28 (Call 01/01/28)	625	533,056
2.55%, 06/15/31 (Call 03/15/31)	1,120	912,901
2.65%, 03/15/32 (Call 12/15/31)(b)	3,123	2,515,608
2.65%, 09/01/50 (Call 03/01/50)	780	437,681
3.00%, 01/15/30 (Call 10/15/29)	2,285	1,966,517
3.38%, 04/15/26 (Call 01/15/26)	1,874	1,782,305
3.50%, 04/01/25 (Call 01/01/25)	1,741	1,675,103
3.63%, 05/01/27 (Call 02/01/27)	1,800	1,690,524
4.00%, 03/01/29 (Call 12/01/28)	1,556	1,456,836
4.50%, 03/15/48 (Call 09/15/47)	1,825	1,470,184
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53 (Call 11/15/52)	320	319,949
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,730	1,355,991
2.55%, 06/01/31 (Call 03/01/31)	1,485	1,205,597
3.90%, 04/01/29 (Call 02/01/29)	145	133,836
5.70%, 04/01/28 (Call 03/01/28)	850	861,433
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,229	1,106,985

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 06/15/29 (Call 03/15/29)	$1,783	$1,569,058
3.25%, 07/15/27 (Call 04/15/27)	1,984	1,815,320
3.50%, 06/01/30 (Call 03/01/30)	526	459,940
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,108,251
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	1,645	1,618,581
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,215	2,605,082
3.35%, 09/01/24 (Call 06/03/24)	2,998	2,900,175
4.00%, 01/15/30 (Call 10/17/29)	2,983	2,601,743
4.00%, 01/15/31 (Call 10/15/30)	2,922	2,511,138
5.25%, 06/01/25 (Call 03/01/25)	3,910	3,827,186
5.30%, 01/15/29 (Call 10/15/28)	3,420	3,269,144
5.38%, 04/15/26 (Call 01/15/26)	6,428	6,252,194
5.75%, 06/01/28 (Call 03/03/28)	3,079	2,976,439
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,545,682
3.50%, 08/01/26 (Call 05/01/26)	2,622	2,421,338
3.75%, 07/01/27 (Call 04/01/27)	2,793	2,595,423
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,810	1,552,401
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,475	1,286,023
2.13%, 12/01/28 (Call 10/01/28)	2,645	2,241,558
2.88%, 01/15/31 (Call 10/15/30)	1,778	1,510,731
3.00%, 01/15/30 (Call 10/15/29)	3,219	2,807,934
3.25%, 07/15/26 (Call 05/15/26)	2,532	2,375,396
3.40%, 02/01/25 (Call 11/01/24)	443	428,239
3.50%, 07/15/29 (Call 04/15/29)	2,091	1,900,468
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,543,480
6.75%, 02/01/41 (Call 08/01/40)	958	998,590
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	3,345	3,264,988
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	608,598
3.05%, 02/15/30 (Call 11/15/29)	2,796	2,157,841
3.88%, 03/01/27 (Call 12/01/26)	2,175	1,959,914
4.13%, 03/15/28 (Call 12/15/27)	1,573	1,357,373
4.20%, 04/15/29 (Call 01/15/29)	2,590	2,176,791
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,089	2,019,165
Series F, 4.50%, 02/01/26 (Call 11/01/25)	421	410,121
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,509	2,133,603
Series I, 3.50%, 09/15/30 (Call 06/15/30)	650	550,264
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,710	1,342,059
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,174	1,393,143
3.95%, 11/01/27 (Call 08/01/27)	2,251	1,649,285
4.65%, 04/01/29 (Call 01/01/29)	2,501	1,786,064
5.95%, 02/15/28 (Call 01/15/28)	130	102,391
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,463	1,114,499
2.30%, 11/15/28 (Call 09/15/28)	1,850	1,556,886
2.70%, 01/15/34 (Call 10/15/33)	1,925	1,459,073
4.15%, 04/15/32 (Call 01/15/32)	3,025	2,717,751
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,953	1,294,605
2.65%, 11/15/33 (Call 08/15/33)	2,195	1,452,958
3.05%, 02/15/30 (Call 11/15/29)	2,062	1,572,131
3.45%, 12/15/24 (Call 09/15/24)	3,277	3,123,964
4.25%, 08/15/29 (Call 05/15/29)	2,033	1,725,244
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 10/01/25 (Call 07/01/25)	$1,311	$1,217,106
4.75%, 12/15/28 (Call 09/15/28)	1,909	1,676,999
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	803	683,104
2.25%, 12/01/31 (Call 09/01/31)	1,136	878,298
2.70%, 10/01/30 (Call 07/01/30)	935	772,422
2.80%, 10/01/26 (Call 07/01/26)	2,685	2,463,837
3.20%, 04/01/32 (Call 01/01/32)	41	34,126
3.30%, 02/01/25 (Call 12/01/24)	1,862	1,791,542
3.70%, 10/01/49 (Call 04/01/49)	817	568,787
3.80%, 04/01/27 (Call 01/01/27)	1,909	1,800,855
4.13%, 12/01/46 (Call 06/01/46)	891	655,919
4.25%, 04/01/45 (Call 10/01/44)	1,777	1,343,661
4.45%, 09/01/47 (Call 03/01/47)	2,740	2,140,104
4.60%, 02/01/33 (Call 11/01/32)	1,805	1,671,502
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,152	1,965,120
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	1,076	1,017,541
4.75%, 09/15/30 (Call 06/15/30)	2,315	2,091,649
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,511	1,216,975
2.40%, 10/15/31 (Call 07/15/31)	2,510	1,997,835
3.88%, 12/15/27 (Call 09/15/27)	891	837,460
4.00%, 06/15/29 (Call 03/15/29)	2,373	2,194,598
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,644	1,563,296
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	345	261,538
2.70%, 09/15/30 (Call 06/15/30)	696	559,020
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,910	1,678,966
1.70%, 02/15/31 (Call 11/15/30)	2,371	1,880,203
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,006,167
2.88%, 09/15/51 (Call 03/15/51)	1,210	770,601
3.60%, 06/01/27 (Call 03/01/27)	2,860	2,727,982
3.75%, 06/15/24 (Call 03/13/24)	1,162	1,140,108
3.95%, 03/15/29 (Call 12/15/28)	1,875	1,795,200
4.00%, 11/15/25 (Call 08/15/25)	3,152	3,077,707
4.20%, 06/15/28 (Call 03/15/28)	1,448	1,398,334
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,408	1,754,372
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,162	1,802,027
3.00%, 04/15/52 (Call 10/15/51)	505	303,030
3.10%, 04/15/50 (Call 10/15/49)	2,147	1,319,074
3.50%, 10/15/27 (Call 07/15/27)	920	853,355
3.50%, 04/15/51 (Call 01/15/50)	2,092	1,390,134
3.60%, 12/15/26 (Call 09/15/26)	2,107	1,980,580
3.90%, 06/15/24 (Call 03/15/24)	2,165	2,121,051
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,229,358
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,001,670
4.80%, 10/15/48 (Call 04/25/48)	585	479,665
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,393	2,512,313
3.38%, 02/01/31 (Call 11/01/30)	2,269	1,791,534
3.63%, 10/01/29 (Call 07/01/29)	2,282	1,873,134
4.50%, 01/15/25 (Call 10/15/24)	3,855	3,703,576
4.50%, 04/01/27 (Call 01/01/27)	1,510	1,402,065
4.75%, 01/15/28 (Call 10/15/27)	2,182	1,996,530
5.25%, 01/15/26 (Call 10/15/25)	3,590	3,487,900

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	$2,490	$1,869,617
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,253	2,538,999
3.95%, 01/15/28 (Call 10/15/27)	2,503	2,302,760
4.30%, 03/15/27 (Call 12/15/26)	346	327,904
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	315	213,794
3.15%, 08/15/30 (Call 05/15/30)	1,838	1,354,937
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,133	2,436,440
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,289,712
1.75%, 07/01/30 (Call 04/01/30)	2,062	1,658,219
1.75%, 02/01/31 (Call 11/01/30)	2,040	1,624,228
2.13%, 04/15/27 (Call 02/15/27)	1,791	1,633,374
2.13%, 10/15/50 (Call 04/15/50)	1,872	1,046,148
2.25%, 04/15/30 (Call 01/15/30)	2,887	2,453,142
2.25%, 01/15/32 (Call 10/15/31)	2,027	1,647,992
2.88%, 11/15/29 (Call 08/15/29)	1,700	1,506,149
3.00%, 04/15/50 (Call 10/15/49)	3,133	2,090,808
3.05%, 03/01/50 (Call 09/01/49)	1,676	1,146,971
3.25%, 06/30/26 (Call 03/30/26)	884	847,668
3.25%, 10/01/26 (Call 07/01/26)	1,330	1,274,153
3.38%, 12/15/27 (Call 09/15/27)	2,690	2,548,963
3.88%, 09/15/28 (Call 06/15/28)	1,952	1,869,138
4.00%, 09/15/28 (Call 06/15/28)	1,281	1,242,544
4.38%, 02/01/29 (Call 11/01/28)	1,776	1,723,111
4.38%, 09/15/48 (Call 03/15/48)	494	418,625
4.63%, 01/15/33 (Call 10/15/32)	2,670	2,614,197
4.75%, 06/15/33 (Call 03/15/33)	1,405	1,373,753
5.25%, 06/15/53 (Call 12/15/52)	1,370	1,335,065
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,358	2,116,258
1.50%, 11/09/26 (Call 10/09/26)	2,789	2,508,008
1.85%, 05/01/28 (Call 03/01/28)	2,820	2,462,311
1.95%, 11/09/28 (Call 09/09/28)	2,390	2,078,487
2.25%, 11/09/31 (Call 08/09/31)	1,975	1,623,667
2.30%, 05/01/31 (Call 02/01/31)	2,570	2,151,835
3.09%, 09/15/27 (Call 06/15/27)	2,915	2,741,762
3.39%, 05/01/29 (Call 02/01/29)	2,566	2,389,357
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,957	2,419,417
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,433	1,264,150
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,246,026
2.20%, 06/15/28 (Call 04/15/28)	1,030	901,065
2.85%, 12/15/32 (Call 09/15/32)	666	546,953
3.00%, 01/15/27 (Call 10/15/26)	2,534	2,355,505
3.10%, 12/15/29 (Call 09/15/29)	1,384	1,233,808
3.25%, 06/15/29 (Call 03/15/29)	1,082	980,952
3.25%, 01/15/31 (Call 10/15/30)	3,819	3,340,136
3.40%, 01/15/28 (Call 11/15/27)	1,855	1,729,361
3.65%, 01/15/28 (Call 10/15/27)	2,514	2,368,037
3.88%, 07/15/24 (Call 04/15/24)	2,225	2,177,118
3.88%, 04/15/25 (Call 02/15/25)	3,097	3,016,478
3.95%, 08/15/27 (Call 05/15/27)	2,851	2,730,773
4.13%, 10/15/26 (Call 07/15/26)	2,661	2,593,198
4.63%, 11/01/25 (Call 09/01/25)	2,016	1,994,268
4.65%, 03/15/47 (Call 09/15/46)	2,733	2,419,607
4.70%, 12/15/28 (Call 11/15/28)	1,910	1,865,172
4.85%, 03/15/30 (Call 01/15/30)	725	710,196
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$2,344	$2,327,897
4.90%, 07/15/33 (Call 04/15/33)	2,930	2,814,997
5.05%, 01/13/26 (Call 01/13/24)	925	919,552
5.63%, 10/13/32 (Call 07/13/32)	2,310	2,354,930
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,510	1,315,980
3.60%, 02/01/27 (Call 11/01/26)	486	460,815
3.70%, 06/15/30 (Call 03/15/30)	713	641,515
4.13%, 03/15/28 (Call 12/15/27)	1,531	1,440,196
4.40%, 02/01/47 (Call 08/01/46)	1,763	1,415,231
4.65%, 03/15/49 (Call 09/15/48)	1,391	1,153,501
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,078	1,656,706
2.15%, 09/01/31 (Call 06/01/31)	2,075	1,618,894
5.00%, 06/15/28 (Call 05/15/28)	1,030	1,008,308
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,952	2,917,248
3.90%, 10/15/29 (Call 07/15/29)	2,798	2,303,370
5.13%, 08/15/26 (Call 05/15/26)	3,626	3,436,106
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,445	1,910,768
2.85%, 01/15/32 (Call 10/15/31)	735	565,994
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,374	3,000,599
1.75%, 02/01/28 (Call 11/01/27)	1,215	1,045,896
2.00%, 09/13/24 (Call 06/13/24)	3,897	3,720,505
2.20%, 02/01/31 (Call 11/01/30)	1,534	1,246,851
2.25%, 01/15/32 (Call 10/15/31)	3,825	3,001,439
2.45%, 09/13/29 (Call 06/13/29)	5,333	4,552,035
2.65%, 07/15/30 (Call 04/15/30)	1,598	1,360,761
2.65%, 02/01/32 (Call 11/01/31)	2,265	1,842,125
3.25%, 11/30/26 (Call 08/30/26)	3,248	3,062,539
3.25%, 09/13/49 (Call 03/13/49)	4,643	3,063,776
3.30%, 01/15/26 (Call 10/15/25)	3,562	3,413,108
3.38%, 10/01/24 (Call 07/01/24)	5,583	5,422,377
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,139,110
3.38%, 12/01/27 (Call 09/01/27)	4,178	3,887,838
3.50%, 09/01/25 (Call 06/01/25)	5,426	5,235,222
3.80%, 07/15/50 (Call 01/15/50)	2,590	1,904,790
4.25%, 10/01/44 (Call 04/01/44)	1,077	860,426
4.25%, 11/30/46 (Call 05/30/46)	2,212	1,753,740
4.75%, 03/15/42 (Call 09/15/41)	2,286	1,965,640
5.50%, 03/08/33 (Call 12/08/32)	3,115	3,105,468
5.85%, 03/08/53 (Call 09/08/52)	2,945	2,877,559
6.75%, 02/01/40 (Call 11/01/39)	2,188	2,376,212
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,752	2,592,054
4.25%, 02/01/26 (Call 11/01/25)(b)	2,059	1,938,075
4.70%, 06/01/27 (Call 03/01/27)	2,299	2,119,977
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	1,026	863,933
2.70%, 02/15/32 (Call 11/15/31)	655	504,062
3.20%, 01/15/27 (Call 11/15/26)	2,437	2,213,259
3.20%, 02/15/31 (Call 11/15/30)	725	595,008
3.40%, 01/15/30 (Call 10/15/29)	2,055	1,746,729
4.00%, 07/15/29 (Call 04/15/29)	2,672	2,387,940
4.45%, 09/15/26 (Call 06/15/26)	2,056	1,960,499
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,100	1,443,813
2.75%, 11/18/30 (Call 08/18/30)	939	682,324

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/28 (Call 12/15/27)	$2,427	$2,094,914
4.63%, 03/15/29 (Call 12/15/28)	2,151	1,851,688
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	720	610,639
2.70%, 07/15/31 (Call 04/15/31)	3,197	2,517,478
4.20%, 04/15/32 (Call 01/15/32)	1,540	1,345,652
5.70%, 01/15/33 (Call 10/15/32)	2,780	2,707,581
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,490	1,067,987
3.13%, 09/01/26 (Call 06/01/26)	1,278	1,135,299
3.88%, 07/15/27 (Call 04/15/27)(b)	2,180	1,973,292
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,735	1,278,504
2.10%, 08/01/32 (Call 05/01/32)	1,375	1,054,639
2.10%, 06/15/33 (Call 03/15/33)	585	430,437
2.95%, 09/01/26 (Call 06/01/26)	965	892,384
3.00%, 08/15/31 (Call 05/15/31)	2,313	1,963,668
3.10%, 11/01/34 (Call 08/01/34)	1,058	852,928
3.20%, 01/15/30 (Call 10/15/29)	2,478	2,180,665
3.50%, 07/01/27 (Call 04/01/27)	1,348	1,269,129
3.50%, 01/15/28 (Call 10/15/27)	1,050	964,887
4.40%, 01/26/29 (Call 10/26/28)	1,980	1,886,386
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,320	1,837,649
2.65%, 01/15/25 (Call 12/15/24)	2,561	2,414,511
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,776,743
3.25%, 10/15/26 (Call 07/15/26)	954	881,067
3.50%, 02/01/25 (Call 11/01/24)	2,998	2,881,738
3.85%, 04/01/27 (Call 01/01/27)	1,410	1,329,870
4.00%, 03/01/28 (Call 12/01/27)	1,328	1,239,648
4.13%, 01/15/26 (Call 10/15/25)	3,634	3,487,477
4.38%, 02/01/45 (Call 08/01/44)	418	329,292
4.40%, 01/15/29 (Call 10/15/28)	719	677,377
4.75%, 11/15/30 (Call 08/15/30)	1,100	1,044,923
4.88%, 04/15/49 (Call 10/15/48)	2,037	1,703,563
5.70%, 09/30/43 (Call 03/30/43)	1,460	1,368,516
VICI Properties LP
4.38%, 05/15/25	3,035	2,933,722
4.75%, 02/15/28 (Call 01/15/28)	3,890	3,702,346
4.95%, 02/15/30 (Call 12/15/29)	4,945	4,617,245
5.13%, 05/15/32 (Call 02/15/32)	6,470	6,036,057
5.63%, 05/15/52 (Call 11/15/51)	4,273	3,766,949
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,537	1,261,170
3.40%, 06/01/31 (Call 03/01/31)(b)	1,110	763,591
3.50%, 01/15/25 (Call 11/15/24)	2,693	2,495,361
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,195	1,775,075
3.85%, 06/15/32 (Call 03/15/32)	1,740	1,529,112
4.00%, 06/01/25 (Call 03/01/25)	6,403	6,208,541
6.50%, 03/15/41 (Call 09/15/40)	2,447	2,484,439
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,208	1,842,245
2.70%, 02/15/27 (Call 12/15/26)	1,839	1,674,538
2.75%, 01/15/31 (Call 10/15/30)	1,191	980,705
2.80%, 06/01/31 (Call 03/01/31)	4,535	3,747,180
3.10%, 01/15/30 (Call 10/15/29)	2,990	2,595,081
4.13%, 03/15/29 (Call 09/15/28)	2,461	2,290,403
4.25%, 04/01/26 (Call 01/01/26)	4,067	3,965,854
4.25%, 04/15/28 (Call 01/15/28)	3,053	2,904,075
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 09/01/48 (Call 03/01/48)	$425	$376,121
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	660	568,887
4.00%, 11/15/29 (Call 08/15/29)	2,764	2,571,874
4.00%, 04/15/30 (Call 01/15/30)	3,520	3,255,190
4.00%, 03/09/52 (Call 09/09/51)	560	437,147
4.75%, 05/15/26	2,550	2,532,201
6.95%, 10/01/27	1,829	1,952,384
7.38%, 03/15/32	2,838	3,183,214
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,310	980,470
2.40%, 02/01/31 (Call 11/01/30)	1,923	1,541,150
2.45%, 02/01/32 (Call 11/01/31)	1,910	1,497,784
3.85%, 07/15/29 (Call 04/15/29)	2,201	1,996,417
4.00%, 02/01/25 (Call 12/01/24)	2,568	2,495,711
4.25%, 10/01/26 (Call 07/01/26)	955	923,323
		879,095,215
Retail — 0.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,620	1,396,651
3.50%, 03/15/32 (Call 12/15/31)	1,595	1,352,735
3.90%, 04/15/30 (Call 01/15/30)	2,545	2,280,371
5.90%, 03/09/26	1,125	1,139,400
5.95%, 03/09/28 (Call 02/09/28)	2,992	3,034,217
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,002	820,568
2.40%, 08/01/31 (Call 05/01/31)	2,570	1,953,971
3.50%, 11/15/24 (Call 09/15/24)	2,659	2,568,222
3.80%, 11/15/27 (Call 08/15/27)	1,647	1,515,767
3.85%, 03/01/32 (Call 12/01/31)	1,625	1,372,621
4.50%, 10/01/25 (Call 07/01/25)	1,999	1,944,028
4.75%, 06/01/30 (Call 03/01/30)	2,373	2,211,185
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	616	485,901
3.13%, 04/21/26 (Call 01/21/26)	3,188	3,031,214
3.25%, 04/15/25 (Call 01/15/25)	3,623	3,490,579
3.63%, 04/15/25 (Call 03/15/25)	905	878,909
3.75%, 06/01/27 (Call 03/01/27)	2,489	2,394,318
3.75%, 04/18/29 (Call 01/18/29)	3,000	2,784,870
4.00%, 04/15/30 (Call 01/15/30)	2,260	2,107,292
4.50%, 02/01/28 (Call 01/01/28)	2,535	2,507,850
4.75%, 08/01/32 (Call 05/01/32)	2,550	2,479,085
4.75%, 02/01/33 (Call 11/01/32)	3,225	3,129,379
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,629	2,919,385
4.45%, 10/01/28 (Call 07/01/28)	3,554	3,470,410
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,966	4,436,326
1.60%, 04/20/30 (Call 01/20/30)	6,519	5,463,183
1.75%, 04/20/32 (Call 01/20/32)	4,570	3,707,504
3.00%, 05/18/27 (Call 02/18/27)	5,427	5,203,191
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,009	3,858,502
4.55%, 02/15/48 (Call 08/15/47)	2,005	1,658,877
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,705	2,188,480
4.10%, 01/15/52 (Call 07/15/51)	3,535	2,361,027
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,873	1,696,695
3.88%, 04/15/27 (Call 01/15/27)	3,916	3,791,275

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)	$2,872	$2,777,454
4.13%, 04/03/50 (Call 10/03/49)	4,330	3,399,396
4.15%, 11/01/25 (Call 08/01/25)	2,127	2,084,588
4.25%, 09/20/24	430	424,152
4.63%, 11/01/27 (Call 10/01/27)	2,562	2,544,297
5.00%, 11/01/32 (Call 08/01/32)(b)	3,130	3,086,024
5.50%, 11/01/52 (Call 05/01/52)	210	204,401
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,940	3,250,342
3.38%, 12/01/51 (Call 06/01/51)	2,650	1,787,425
4.00%, 05/15/25 (Call 03/15/25)	4,940	4,825,293
4.20%, 05/15/28 (Call 02/15/28)	5,728	5,508,159
Genuine Parts Co.
1.75%, 02/01/25 (Call 06/12/23)	1,830	1,716,613
1.88%, 11/01/30 (Call 08/01/30)	2,820	2,189,758
2.75%, 02/01/32 (Call 11/01/31)	740	613,482
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	4,507	3,850,195
1.38%, 03/15/31 (Call 12/15/30)	6,920	5,476,488
1.50%, 09/15/28 (Call 07/15/28)	1,320	1,140,757
1.88%, 09/15/31 (Call 06/15/31)	2,400	1,959,216
2.13%, 09/15/26 (Call 06/15/26)	4,255	3,958,809
2.38%, 03/15/51 (Call 09/15/50)	5,550	3,378,785
2.50%, 04/15/27 (Call 02/15/27)	4,154	3,889,806
2.70%, 04/15/25 (Call 03/15/25)	1,520	1,468,411
2.70%, 04/15/30 (Call 01/15/30)	6,736	6,020,367
2.75%, 09/15/51 (Call 03/15/51)	2,225	1,466,876
2.80%, 09/14/27 (Call 06/14/27)	3,774	3,545,031
2.88%, 04/15/27 (Call 03/15/27)	2,695	2,557,312
2.95%, 06/15/29 (Call 03/15/29)	3,081	2,834,705
3.00%, 04/01/26 (Call 01/01/26)	5,932	5,725,804
3.13%, 12/15/49 (Call 06/15/49)	5,789	4,135,314
3.25%, 04/15/32 (Call 01/15/32)	5,595	5,055,530
3.30%, 04/15/40 (Call 10/15/39)	3,072	2,462,761
3.35%, 09/15/25 (Call 06/15/25)	2,635	2,563,381
3.35%, 04/15/50 (Call 10/15/49)	4,926	3,678,786
3.50%, 09/15/56 (Call 03/15/56)	3,405	2,570,026
3.63%, 04/15/52 (Call 10/15/51)	6,300	4,902,219
3.90%, 12/06/28 (Call 09/06/28)	3,903	3,816,236
3.90%, 06/15/47 (Call 12/15/46)	4,410	3,690,905
4.00%, 09/15/25 (Call 08/15/25)	1,350	1,332,383
4.20%, 04/01/43 (Call 10/01/42)	4,694	4,127,481
4.25%, 04/01/46 (Call 10/01/45)	6,200	5,438,764
4.40%, 03/15/45 (Call 09/15/44)	3,147	2,824,621
4.50%, 09/15/32 (Call 06/15/32)(b)	1,370	1,361,136
4.50%, 12/06/48 (Call 06/06/48)	6,113	5,590,400
4.88%, 02/15/44 (Call 08/15/43)	4,080	3,921,982
4.95%, 09/15/52 (Call 03/15/52)	1,240	1,202,416
5.40%, 09/15/40 (Call 03/15/40)	2,434	2,489,714
5.88%, 12/16/36	10,473	11,493,070
5.95%, 04/01/41 (Call 10/01/40)	3,930	4,292,621
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	7,147	6,093,818
1.70%, 09/15/28 (Call 07/15/28)	3,433	2,945,857
1.70%, 10/15/30 (Call 07/15/30)	4,198	3,358,022
2.50%, 04/15/26 (Call 01/15/26)	3,357	3,161,488
2.63%, 04/01/31 (Call 01/01/31)	5,637	4,757,064
2.80%, 09/15/41 (Call 03/15/41)	3,636	2,494,696
3.00%, 10/15/50 (Call 04/15/50)	4,358	2,799,841
3.10%, 05/03/27 (Call 02/03/27)	5,211	4,908,658
Security	Par (000)	Value

Retail (continued)
3.13%, 09/15/24 (Call 06/15/24)	$3,580	$3,484,378
3.35%, 04/01/27 (Call 03/01/27)	2,613	2,491,391
3.38%, 09/15/25 (Call 06/15/25)	4,947	4,772,272
3.50%, 04/01/51 (Call 10/01/50)	4,632	3,194,088
3.65%, 04/05/29 (Call 01/05/29)	4,928	4,625,667
3.70%, 04/15/46 (Call 10/15/45)	7,261	5,469,130
3.75%, 04/01/32 (Call 01/01/32)	5,570	5,053,382
4.00%, 04/15/25 (Call 03/15/25)	4,282	4,201,884
4.05%, 05/03/47 (Call 11/03/46)	5,599	4,406,413
4.25%, 04/01/52 (Call 10/01/51)	3,995	3,190,886
4.38%, 09/15/45 (Call 03/15/45)	2,205	1,825,828
4.40%, 09/08/25	1,995	1,974,392
4.45%, 04/01/62 (Call 10/01/61)	2,525	1,983,388
4.50%, 04/15/30 (Call 01/15/30)	4,894	4,782,417
4.55%, 04/05/49 (Call 10/05/48)	1,663	1,382,335
4.65%, 04/15/42 (Call 10/15/41)	2,320	2,038,282
4.80%, 04/01/26 (Call 03/01/26)	2,545	2,540,088
5.00%, 04/15/33 (Call 01/15/33)(b)	3,580	3,537,147
5.00%, 04/15/40 (Call 10/15/39)	2,496	2,297,593
5.13%, 04/15/50 (Call 10/15/49)	515	476,164
5.15%, 07/01/33 (Call 04/01/33)	3,180	3,171,732
5.50%, 10/15/35	573	579,234
5.63%, 04/15/53 (Call 10/15/52)	4,085	3,982,548
5.75%, 07/01/53 (Call 01/01/53)	1,115	1,104,820
5.80%, 09/15/62 (Call 03/15/62)	3,285	3,174,755
5.85%, 04/01/63 (Call 10/01/62)	4,405	4,283,290
6.50%, 03/15/29	660	708,695
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,845	1,711,477
2.13%, 03/01/30 (Call 12/01/29)	2,920	2,499,024
2.63%, 09/01/29 (Call 06/01/29)	4,743	4,244,558
3.25%, 06/10/24	1,603	1,572,415
3.30%, 07/01/25 (Call 06/01/25)	6,951	6,734,615
3.38%, 05/26/25 (Call 02/26/25)	2,880	2,805,120
3.50%, 03/01/27 (Call 12/01/26)	2,869	2,770,364
3.50%, 07/01/27 (Call 05/01/27)	4,963	4,766,515
3.60%, 07/01/30 (Call 04/01/30)	2,475	2,313,333
3.63%, 05/01/43	1,851	1,465,029
3.63%, 09/01/49 (Call 03/01/49)	6,077	4,670,174
3.70%, 01/30/26 (Call 10/30/25)	5,370	5,234,891
3.70%, 02/15/42	2,706	2,178,249
3.80%, 04/01/28 (Call 01/01/28)	4,521	4,377,097
4.20%, 04/01/50 (Call 10/01/49)	3,340	2,827,544
4.45%, 03/01/47 (Call 09/01/46)	4,445	3,923,201
4.45%, 09/01/48 (Call 03/01/48)	3,120	2,756,458
4.60%, 09/09/32 (Call 06/09/32)(b)	125	124,498
4.60%, 05/26/45 (Call 11/26/44)	2,974	2,662,414
4.70%, 12/09/35 (Call 06/09/35)	4,251	4,142,302
4.88%, 07/15/40	1,537	1,471,140
4.88%, 12/09/45 (Call 06/09/45)	6,520	6,140,406
5.15%, 09/09/52 (Call 03/09/52)	305	298,348
5.70%, 02/01/39	1,714	1,769,842
6.30%, 10/15/37	3,083	3,426,261
6.30%, 03/01/38	2,573	2,855,387
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,007,712
3.55%, 03/15/26 (Call 12/15/25)	3,088	2,987,331
3.60%, 09/01/27 (Call 06/01/27)	2,376	2,272,882
3.90%, 06/01/29 (Call 03/01/29)	2,947	2,799,444
4.20%, 04/01/30 (Call 01/01/30)	3,011	2,859,667

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.35%, 06/01/28 (Call 03/01/28)	$1,840	$1,809,934
4.70%, 06/15/32 (Call 03/15/32)	3,795	3,697,582
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,915	3,478,712
1.88%, 04/15/31 (Call 01/15/31)	1,785	1,416,755
4.60%, 04/15/25 (Call 03/15/25)	2,969	2,938,924
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,596	3,263,586
2.25%, 03/12/30 (Call 12/12/29)	3,410	2,909,514
2.45%, 06/15/26 (Call 03/15/26)	1,876	1,761,920
2.55%, 11/15/30 (Call 08/15/30)	4,921	4,233,389
3.00%, 02/14/32 (Call 11/14/31)(b)	3,795	3,327,114
3.35%, 03/12/50 (Call 09/12/49)	3,420	2,470,505
3.50%, 03/01/28 (Call 12/01/27)	2,591	2,462,849
3.50%, 11/15/50 (Call 05/15/50)	2,915	2,180,391
3.55%, 08/15/29 (Call 05/15/29)	3,470	3,267,873
3.75%, 12/01/47 (Call 06/01/47)	3,234	2,524,105
3.80%, 08/15/25 (Call 06/15/25)	4,021	3,929,442
4.00%, 11/15/28 (Call 08/15/28)	3,755	3,641,674
4.30%, 06/15/45 (Call 12/10/44)	2,901	2,506,580
4.45%, 08/15/49 (Call 02/15/49)	1,784	1,558,592
4.50%, 11/15/48 (Call 05/15/48)	4,950	4,350,555
4.75%, 02/15/26	1,620	1,618,866
4.80%, 02/15/33 (Call 11/15/32)(b)	2,980	2,966,620
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	2,965	2,732,159
2.25%, 04/15/25 (Call 03/15/25)	7,973	7,617,245
2.35%, 02/15/30 (Call 11/15/29)	3,556	3,104,993
2.50%, 04/15/26	4,916	4,686,472
2.65%, 09/15/30 (Call 06/15/30)	2,649	2,325,981
2.95%, 01/15/52 (Call 07/15/51)	4,440	3,081,582
3.38%, 04/15/29 (Call 01/15/29)	5,053	4,802,876
3.50%, 07/01/24	1,070	1,053,126
3.63%, 04/15/46	3,908	3,154,499
3.90%, 11/15/47 (Call 05/15/47)	3,577	2,996,703
4.00%, 07/01/42	2,276	2,026,915
4.40%, 01/15/33 (Call 10/15/32)	2,875	2,802,406
4.50%, 09/15/32 (Call 06/15/32)	4,295	4,237,877
4.80%, 01/15/53 (Call 07/15/52)	5,860	5,509,103
6.50%, 10/15/37	748	858,345
7.00%, 01/15/38	820	983,475
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	976	842,922
1.60%, 05/15/31 (Call 02/15/31)	375	305,021
2.25%, 09/15/26 (Call 06/15/26)	8,095	7,537,093
3.88%, 04/15/30 (Call 01/15/30)	2,990	2,867,021
4.50%, 04/15/50 (Call 10/15/49)	2,460	2,259,436
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	2,765	2,181,087
5.25%, 05/15/33 (Call 02/15/33)	860	855,287
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,731,620
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,137,328
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,344,617
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,592	2,310,975
2.50%, 09/22/41 (Call 03/22/41)	5,306	3,896,726
2.65%, 12/15/24 (Call 10/15/24)	635	615,264
2.65%, 09/22/51 (Call 03/22/51)	5,730	3,999,597
2.85%, 07/08/24 (Call 06/08/24)	160	156,386
Security	Par (000)	Value

Retail (continued)
2.95%, 09/24/49 (Call 03/24/49)	$483	$354,406
3.05%, 07/08/26 (Call 05/08/26)	730	705,735
3.25%, 07/08/29 (Call 04/08/29)	2,158	2,040,648
3.55%, 06/26/25 (Call 04/26/25)	700	687,372
3.63%, 12/15/47 (Call 06/15/47)	535	446,645
3.70%, 06/26/28 (Call 03/26/28)	4,152	4,066,344
3.90%, 04/15/28 (Call 03/15/28)	2,670	2,643,247
3.95%, 06/28/38 (Call 12/28/37)	1,560	1,440,972
4.00%, 04/15/26 (Call 03/15/26)	2,220	2,205,082
4.00%, 04/15/30 (Call 02/15/30)	5,450	5,347,812
4.00%, 04/11/43 (Call 10/11/42)	110	98,320
4.05%, 06/29/48 (Call 12/29/47)	2,835	2,582,572
4.10%, 04/15/33 (Call 01/15/33)	3,515	3,443,294
4.15%, 09/09/32 (Call 06/09/32)	3,850	3,815,235
4.50%, 09/09/52 (Call 03/09/52)	1,580	1,512,866
4.50%, 04/15/53 (Call 10/15/52)	8,440	8,083,157
5.00%, 10/25/40	230	232,767
5.25%, 09/01/35	1,410	1,520,248
5.63%, 04/01/40	1,391	1,518,861
5.63%, 04/15/41	15	16,395
5.88%, 04/05/27	300	317,925
6.20%, 04/15/38	805	931,546
6.50%, 08/15/37	5,615	6,657,481
7.55%, 02/15/30	1,060	1,249,941
		646,435,511
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(b)	3,330	3,173,956
4.39%, 06/01/52 (Call 12/01/51)	2,180	1,970,546
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,440	2,120,482
2.10%, 10/01/31 (Call 07/01/31)	2,695	2,240,542
2.80%, 10/01/41 (Call 04/01/41)	2,050	1,519,071
2.95%, 04/01/25 (Call 03/01/25)	1,451	1,405,642
2.95%, 10/01/51 (Call 04/01/51)	3,520	2,456,608
3.45%, 06/15/27 (Call 03/15/27)(e)	2,097	2,009,387
3.50%, 12/05/26 (Call 09/05/26)	5,253	5,098,457
5.30%, 12/15/45 (Call 06/15/45)(b)	200	199,762
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	4,865	4,061,107
2.75%, 06/01/50 (Call 12/01/49)(b)	3,041	2,117,965
3.30%, 04/01/27 (Call 01/01/27)	5,505	5,301,205
3.90%, 10/01/25 (Call 07/01/25)	3,431	3,372,707
4.35%, 04/01/47 (Call 10/01/46)	3,772	3,476,992
5.10%, 10/01/35 (Call 04/01/35)	1,934	1,979,565
5.85%, 06/15/41	2,704	2,929,378
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	867	835,571
3.50%, 01/15/28 (Call 10/15/27)	4,214	3,919,062
3.88%, 01/15/27 (Call 10/15/26)	12,732	12,252,768
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(e)	190	165,161
2.45%, 02/15/31 (Call 11/15/30)(e)	10,645	8,596,370
2.60%, 02/15/33 (Call 11/15/32)(e)	4,845	3,764,613
3.14%, 11/15/35 (Call 08/15/35)(e)	3,930	2,994,857
3.15%, 11/15/25 (Call 10/15/25)	3,958	3,774,982
3.19%, 11/15/36 (Call 08/15/36)(e)	1,645	1,231,727
3.42%, 04/15/33 (Call 01/15/33)(e)	17,916	14,867,951
3.46%, 09/15/26 (Call 07/15/26)	1,217	1,159,874
3.47%, 04/15/34 (Call 01/15/34)(e)	12,205	9,948,540

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 02/15/41 (Call 08/15/40)(e)	$9,620	$7,099,560
3.63%, 10/15/24 (Call 09/15/24)	810	790,382
3.75%, 02/15/51 (Call 08/15/50)(e)	5,046	3,643,565
4.00%, 04/15/29 (Call 02/15/29)(e)	3,910	3,634,032
4.11%, 09/15/28 (Call 06/15/28)	270	256,557
4.15%, 11/15/30 (Call 08/15/30)	4,525	4,162,050
4.15%, 04/15/32 (Call 01/15/32)(e)	4,115	3,701,936
4.30%, 11/15/32 (Call 08/15/32)	8,149	7,408,500
4.75%, 04/15/29 (Call 01/15/29)	565	551,095
4.93%, 05/15/37 (Call 02/15/37)(e)	19,455	17,445,493
5.00%, 04/15/30 (Call 01/15/30)	540	530,788
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,508	3,908,256
2.00%, 08/12/31 (Call 05/12/31)	5,045	4,102,493
2.45%, 11/15/29 (Call 08/15/29)	8,097	7,025,281
2.60%, 05/19/26 (Call 02/19/26)	5,036	4,769,898
2.80%, 08/12/41 (Call 02/12/41)	2,510	1,754,992
3.05%, 08/12/51 (Call 02/12/51)	1,910	1,253,877
3.10%, 02/15/60 (Call 08/15/59)	5,270	3,245,161
3.15%, 05/11/27 (Call 02/11/27)	3,548	3,365,526
3.20%, 08/12/61 (Call 02/12/61)	1,550	984,266
3.25%, 11/15/49 (Call 05/15/49)	10,653	7,273,442
3.40%, 03/25/25 (Call 02/25/25)	5,872	5,738,999
3.70%, 07/29/25 (Call 04/29/25)	8,363	8,184,534
3.73%, 12/08/47 (Call 06/08/47)	6,590	5,030,279
3.75%, 03/25/27 (Call 01/25/27)	4,750	4,614,150
3.75%, 08/05/27 (Call 07/05/27)	4,170	4,034,392
3.90%, 03/25/30 (Call 12/25/29)	6,449	6,100,818
4.00%, 08/05/29 (Call 06/05/29)	3,010	2,874,279
4.00%, 12/15/32(b)	3,326	3,116,994
4.10%, 05/19/46 (Call 11/19/45)	4,542	3,711,722
4.10%, 05/11/47 (Call 11/11/46)	5,108	4,161,028
4.15%, 08/05/32 (Call 05/05/32)	3,075	2,919,128
4.25%, 12/15/42	967	823,575
4.60%, 03/25/40 (Call 09/25/39)	6,769	6,218,477
4.75%, 03/25/50 (Call 09/25/49)	6,964	6,129,574
4.80%, 10/01/41	885	813,359
4.88%, 02/10/26	6,475	6,511,131
4.88%, 02/10/28 (Call 01/10/28)	5,381	5,421,519
4.90%, 07/29/45 (Call 01/29/45)	1,956	1,879,833
4.90%, 08/05/52 (Call 02/05/52)	3,520	3,166,099
4.95%, 03/25/60 (Call 09/25/59)	3,624	3,227,788
5.05%, 08/05/62 (Call 02/05/62)	3,210	2,852,791
5.13%, 02/10/30 (Call 12/10/29)	5,475	5,541,248
5.20%, 02/10/33 (Call 11/10/32)	7,755	7,799,514
5.63%, 02/10/43 (Call 08/10/42)	3,780	3,777,467
5.70%, 02/10/53 (Call 08/10/52)	5,795	5,733,863
5.90%, 02/10/63 (Call 08/10/62)	5,440	5,417,424
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,978	2,209,348
4.10%, 03/15/29 (Call 12/15/28)	4,488	4,365,926
4.65%, 11/01/24 (Call 08/01/24)	1,906	1,891,381
4.65%, 07/15/32 (Call 04/15/32)(b)	2,125	2,121,579
4.95%, 07/15/52 (Call 01/15/52)	4,465	4,310,198
5.00%, 03/15/49 (Call 09/15/48)	1,739	1,654,502
5.25%, 07/15/62 (Call 01/15/62)	3,570	3,501,527
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,565	2,983,299
2.88%, 06/15/50 (Call 12/15/49)	3,104	2,134,248
3.13%, 06/15/60 (Call 12/15/59)	3,776	2,519,951
Security	Par (000)	Value

Semiconductors (continued)
3.75%, 03/15/26 (Call 01/15/26)	$5,545	$5,424,452
3.80%, 03/15/25 (Call 12/15/24)	2,827	2,773,174
4.00%, 03/15/29 (Call 12/15/28)	4,091	3,977,393
4.88%, 03/15/49 (Call 09/15/48)	3,060	2,924,014
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,140	2,834,918
2.45%, 04/15/28 (Call 02/15/28)	3,242	2,826,927
2.95%, 04/15/31 (Call 01/15/31)	2,910	2,434,739
4.88%, 06/22/28 (Call 03/22/28)	215	210,300
Microchip Technology Inc.
0.98%, 09/01/24	587	553,107
4.25%, 09/01/25 (Call 07/03/23)	5,745	5,594,883
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,387	3,464,107
3.37%, 11/01/41 (Call 05/01/41)	1,345	915,326
3.48%, 11/01/51 (Call 05/01/51)	3,565	2,286,805
4.19%, 02/15/27 (Call 12/15/26)	3,864	3,724,162
4.66%, 02/15/30 (Call 11/15/29)	3,412	3,218,028
4.98%, 02/06/26 (Call 12/06/25)	3,051	3,022,046
5.33%, 02/06/29 (Call 11/06/28)	2,854	2,811,846
5.38%, 04/15/28 (Call 03/15/28)	2,910	2,870,511
5.88%, 02/09/33 (Call 11/09/32)	2,210	2,200,939
5.88%, 09/15/33 (Call 06/15/33)	3,495	3,438,870
6.75%, 11/01/29 (Call 09/01/29)	4,310	4,497,571
NVIDIA Corp.
0.58%, 06/14/24 (Call 07/03/23)	395	376,297
1.55%, 06/15/28 (Call 04/15/28)	6,815	5,998,699
2.00%, 06/15/31 (Call 03/15/31)	3,778	3,175,560
2.85%, 04/01/30 (Call 01/01/30)	5,162	4,704,234
3.20%, 09/16/26 (Call 06/16/26)	4,012	3,887,668
3.50%, 04/01/40 (Call 10/01/39)	4,093	3,467,958
3.50%, 04/01/50 (Call 10/01/49)	7,682	6,159,812
3.70%, 04/01/60 (Call 10/01/59)	2,570	2,031,354
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	2,345	2,343,828
5.55%, 12/01/28 (Call 09/01/28)	1,882	1,897,075
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,084	3,331,400
2.65%, 02/15/32 (Call 11/15/31)	4,026	3,253,129
2.70%, 05/01/25 (Call 04/01/25)	2,129	2,021,954
3.13%, 02/15/42 (Call 08/15/41)	1,980	1,369,487
3.15%, 05/01/27 (Call 03/01/27)	3,375	3,131,899
3.25%, 05/11/41 (Call 11/11/40)	4,155	2,966,919
3.25%, 11/30/51 (Call 05/30/51)	1,910	1,237,947
3.40%, 05/01/30 (Call 02/01/30)	3,918	3,483,376
3.88%, 06/18/26 (Call 04/18/26)	3,655	3,511,870
4.30%, 06/18/29 (Call 03/18/29)	5,199	4,895,846
4.40%, 06/01/27 (Call 05/01/27)	785	764,928
5.00%, 01/15/33 (Call 10/15/32)	3,720	3,585,262
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(e)	2,515	2,350,368
4.38%, 10/15/29 (Call 10/15/24)	4,525	4,058,473
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,025	3,459,005
1.65%, 05/20/32 (Call 02/20/32)	5,003	3,917,549
2.15%, 05/20/30 (Call 02/20/30)	5,820	4,980,058
3.25%, 05/20/27 (Call 02/20/27)	9,207	8,838,812
3.25%, 05/20/50 (Call 11/20/49)(b)	3,884	2,866,042
3.45%, 05/20/25 (Call 02/20/25)	691	673,290
4.25%, 05/20/32 (Call 02/20/32)	1,321	1,285,412

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 05/20/47 (Call 11/20/46)	$6,560	$5,816,686
4.50%, 05/20/52 (Call 11/20/51)	4,320	3,843,331
4.65%, 05/20/35 (Call 11/20/34)	4,682	4,651,239
4.80%, 05/20/45 (Call 11/20/44)	2,906	2,762,385
5.40%, 05/20/33 (Call 02/20/33)	4,260	4,456,258
6.00%, 05/20/53 (Call 11/20/52)	4,045	4,380,007
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,625	3,248,979
3.00%, 06/01/31 (Call 03/01/31)	2,810	2,218,186
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	790	711,126
1.38%, 03/12/25 (Call 02/12/25)	4,053	3,826,154
1.75%, 05/04/30 (Call 02/04/30)	4,130	3,463,501
1.90%, 09/15/31 (Call 06/15/31)	2,645	2,179,454
2.25%, 09/04/29 (Call 06/04/29)	3,073	2,716,378
2.70%, 09/15/51 (Call 03/15/51)	2,320	1,570,315
2.90%, 11/03/27 (Call 08/03/27)	2,926	2,761,939
3.65%, 08/16/32 (Call 05/16/32)	2,235	2,087,445
3.88%, 03/15/39 (Call 09/15/38)	3,053	2,704,042
4.10%, 08/16/52 (Call 02/16/52)	1,630	1,424,180
4.15%, 05/15/48 (Call 11/15/47)	6,051	5,374,135
4.60%, 02/15/28 (Call 01/15/28)	2,555	2,587,755
4.70%, 11/18/24	1,775	1,774,432
4.90%, 03/14/33 (Call 12/14/32)	1,720	1,763,327
5.00%, 03/14/53 (Call 09/14/52)	2,030	2,022,509
5.05%, 05/18/63 (Call 11/18/62)	1,890	1,848,269
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,875	5,291,906
2.50%, 10/25/31 (Call 07/25/31)	5,025	4,237,130
3.13%, 10/25/41 (Call 04/25/41)	4,685	3,706,725
3.25%, 10/25/51 (Call 04/25/51)	4,280	3,238,633
3.88%, 04/22/27 (Call 03/22/27)	1,030	1,000,315
4.13%, 04/22/29 (Call 02/22/29)	855	832,454
4.25%, 04/22/32 (Call 01/22/32)	1,325	1,288,973
4.50%, 04/22/52 (Call 10/22/51)	1,425	1,355,517
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	3,386	2,928,924
2.95%, 06/01/24 (Call 04/01/24)	4,273	4,171,602
		599,617,782
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,689	2,280,460
3.48%, 12/01/27 (Call 09/01/27)	2,891	2,672,585
3.84%, 05/01/25 (Call 04/01/25)	2,480	2,402,203
4.20%, 05/01/30 (Call 02/01/30)	1,585	1,473,479
		8,828,727
Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	2,990	2,391,163
2.50%, 09/15/50 (Call 03/15/50)	4,268	2,685,810
3.40%, 09/15/26 (Call 06/15/26)	3,960	3,802,630
3.40%, 06/15/27 (Call 03/15/27)	2,395	2,270,029
4.50%, 06/15/47 (Call 12/15/46)	2,813	2,523,570
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	3,828	3,652,869
2.15%, 02/01/27 (Call 12/01/26)	3,676	3,397,396
2.30%, 02/01/30 (Call 11/01/29)	6,013	5,297,273
3.25%, 02/01/25 (Call 11/01/24)	3,553	3,471,849
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,315	3,545,333
Security	Par (000)	Value

Software (continued)
2.85%, 01/15/30 (Call 10/15/29)	$2,662	$2,353,155
3.50%, 06/15/27 (Call 03/15/27)	3,635	3,478,186
4.38%, 06/15/25 (Call 03/15/25)	3,192	3,154,781
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,776	3,910,016
2.90%, 12/01/29 (Call 09/01/29)	4,808	4,151,131
3.40%, 06/27/26 (Call 03/27/26)	3,944	3,755,319
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	1,890	1,867,074
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	3,387	2,754,444
2.95%, 02/15/51 (Call 08/15/50)	2,890	1,934,711
4.80%, 03/01/26 (Call 12/01/25)(b)	3,037	3,030,197
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	5,963	5,347,201
1.65%, 03/01/28 (Call 01/01/28)	4,494	3,846,999
2.25%, 03/01/31 (Call 12/01/30)	5,605	4,490,558
3.10%, 03/01/41 (Call 09/01/40)	3,215	2,205,104
4.50%, 07/15/25	1,485	1,461,329
4.50%, 08/15/46 (Call 02/15/46)	1,647	1,319,115
4.70%, 07/15/27 (Call 06/15/27)	2,580	2,538,875
5.10%, 07/15/32 (Call 04/15/32)(b)	1,975	1,926,553
5.63%, 07/15/52 (Call 01/15/52)	2,155	2,025,053
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,830	1,653,057
2.65%, 06/01/30 (Call 03/01/30)	5,149	4,419,644
2.75%, 07/01/24 (Call 06/01/24)	6,662	6,465,404
3.20%, 07/01/26 (Call 05/01/26)	8,304	7,841,384
3.50%, 07/01/29 (Call 04/01/29)	8,675	7,950,811
3.85%, 06/01/25 (Call 03/01/25)	4,565	4,451,560
4.20%, 10/01/28 (Call 07/01/28)	2,752	2,655,928
4.40%, 07/01/49 (Call 01/01/49)	8,000	6,596,400
5.45%, 03/02/28 (Call 02/02/28)	2,890	2,934,824
5.60%, 03/02/33 (Call 12/02/32)	1,190	1,219,131
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,585	4,208,709
1.35%, 07/15/27 (Call 05/15/27)	4,419	3,873,209
1.65%, 07/15/30 (Call 04/15/30)	4,437	3,593,793
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	13,550	12,851,226
2.53%, 06/01/50 (Call 12/01/49)	31,955	22,002,935
2.68%, 06/01/60 (Call 12/01/59)	14,213	9,493,858
2.70%, 02/12/25 (Call 11/12/24)	7,615	7,388,073
2.92%, 03/17/52 (Call 09/17/51)	30,781	22,773,631
3.04%, 03/17/62 (Call 09/17/61)	8,639	6,270,100
3.13%, 11/03/25 (Call 08/03/25)	6,786	6,599,317
3.30%, 02/06/27 (Call 11/06/26)	13,775	13,469,057
3.45%, 08/08/36 (Call 02/08/36)	5,226	4,776,512
3.50%, 02/12/35 (Call 08/12/34)	11,391	10,749,801
3.50%, 11/15/42	1,800	1,553,634
3.70%, 08/08/46 (Call 02/08/46)	2,015	1,757,644
3.75%, 02/12/45 (Call 08/12/44)(b)	1,135	1,020,558
3.95%, 08/08/56 (Call 02/08/56)	445	396,384
4.00%, 02/12/55 (Call 08/12/54)	555	500,904
4.10%, 02/06/37 (Call 08/06/36)	2,515	2,458,111
4.20%, 11/03/35 (Call 05/03/35)	475	472,682
4.25%, 02/06/47 (Call 08/06/46)	970	939,814
4.45%, 11/03/45 (Call 05/03/45)	1,346	1,329,740
4.50%, 10/01/40	855	864,431
4.50%, 02/06/57 (Call 08/06/56)	340	338,069

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.30%, 02/08/41	$690	$759,400
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,705	7,036,822
2.30%, 03/25/28 (Call 01/25/28)	9,270	8,202,652
2.50%, 04/01/25 (Call 03/01/25)	9,264	8,833,780
2.65%, 07/15/26 (Call 04/15/26)	13,490	12,593,455
2.80%, 04/01/27 (Call 02/01/27)	8,232	7,595,255
2.88%, 03/25/31 (Call 12/25/30)	9,696	8,244,800
2.95%, 11/15/24 (Call 09/15/24)	4,597	4,440,380
2.95%, 05/15/25 (Call 02/15/25)	7,769	7,456,609
2.95%, 04/01/30 (Call 01/01/30)	12,535	10,966,997
3.25%, 11/15/27 (Call 08/15/27)	8,597	8,019,540
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,259,450
3.40%, 07/08/24 (Call 04/08/24)	7,429	7,262,293
3.60%, 04/01/40 (Call 10/01/39)	11,020	8,336,410
3.60%, 04/01/50 (Call 10/01/49)	16,378	11,302,294
3.65%, 03/25/41 (Call 09/25/40)	6,778	5,114,001
3.80%, 11/15/37 (Call 05/15/37)	6,588	5,358,218
3.85%, 07/15/36 (Call 01/15/36)	4,892	4,074,058
3.85%, 04/01/60 (Call 10/01/59)	12,068	8,148,072
3.90%, 05/15/35 (Call 11/15/34)	4,955	4,246,534
3.95%, 03/25/51 (Call 09/25/50)	10,855	7,947,271
4.00%, 07/15/46 (Call 01/15/46)	10,734	8,025,490
4.00%, 11/15/47 (Call 05/15/47)	7,688	5,725,177
4.10%, 03/25/61 (Call 09/25/60)	5,650	4,020,540
4.13%, 05/15/45 (Call 11/15/44)	7,814	6,023,109
4.30%, 07/08/34 (Call 01/08/34)	6,339	5,706,178
4.38%, 05/15/55 (Call 11/15/54)	4,954	3,831,820
4.50%, 05/06/28 (Call 04/06/28)	1,790	1,747,792
4.50%, 07/08/44 (Call 01/08/44)	2,703	2,212,622
4.65%, 05/06/30 (Call 03/06/30)	1,715	1,657,530
4.90%, 02/06/33 (Call 11/06/32)	3,900	3,767,907
5.38%, 07/15/40	7,884	7,501,232
5.55%, 02/06/53 (Call 08/06/52)	5,720	5,344,253
5.80%, 11/10/25	1,245	1,266,763
6.13%, 07/08/39	4,258	4,367,218
6.15%, 11/09/29 (Call 09/09/29)	4,065	4,283,290
6.25%, 11/09/32 (Call 08/09/32)	6,832	7,224,157
6.50%, 04/15/38	6,080	6,494,899
6.90%, 11/09/52 (Call 05/09/52)	8,280	9,009,385
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,457	2,238,941
1.40%, 09/15/27 (Call 07/15/27)	2,766	2,393,447
1.75%, 02/15/31 (Call 11/15/30)	2,630	2,081,382
2.00%, 06/30/30 (Call 03/30/30)	3,509	2,876,819
2.35%, 09/15/24 (Call 08/15/24)	2,500	2,401,900
2.95%, 09/15/29 (Call 06/15/29)	3,553	3,166,078
3.80%, 12/15/26 (Call 09/15/26)	2,957	2,843,037
3.85%, 12/15/25 (Call 09/15/25)	1,886	1,826,101
4.20%, 09/15/28 (Call 06/15/28)	2,569	2,482,579
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/03/23)	630	598,796
1.50%, 07/15/28 (Call 05/15/28)	1,955	1,708,103
1.95%, 07/15/31 (Call 04/15/31)	4,752	3,939,598
2.70%, 07/15/41 (Call 01/15/41)	2,205	1,590,974
2.90%, 07/15/51 (Call 01/15/51)	4,465	3,064,017
3.05%, 07/15/61 (Call 01/15/61)	3,480	2,292,276
3.70%, 04/11/28 (Call 01/11/28)	10,296	10,040,350
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,089	6,436,417
Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc.
3.55%, 04/14/25	$3,050	$2,951,729
3.70%, 04/14/27 (Call 03/14/27)	3,055	2,919,327
4.00%, 04/14/32 (Call 01/14/32)(b)	2,343	2,156,263
4.95%, 03/28/28 (Call 02/28/28)	3,550	3,525,824
5.00%, 03/28/26	3,980	3,963,602
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	1,000	944,980
1.40%, 08/15/26 (Call 07/15/26)	2,762	2,445,060
1.80%, 08/15/28 (Call 06/15/28)	1,604	1,349,445
2.20%, 08/15/31 (Call 05/15/31)	1,347	1,054,283
3.90%, 08/21/27 (Call 05/21/27)	3,916	3,729,324
4.50%, 05/15/25 (Call 04/15/25)	2,966	2,926,760
4.65%, 05/15/27 (Call 03/15/27)	5,026	4,930,255
4.70%, 05/15/30 (Call 02/15/30)	2,655	2,523,816
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	3,000	2,865,300
3.70%, 04/01/29 (Call 02/01/29)	2,138	1,989,345
3.80%, 04/01/32 (Call 01/01/32)	3,120	2,811,900
		604,933,739
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,390	4,712,908
3.63%, 04/22/29 (Call 01/22/29)	4,266	3,944,600
4.38%, 07/16/42	5,065	4,440,232
4.38%, 04/22/49 (Call 10/22/48)(b)	4,201	3,656,508
4.70%, 07/21/32 (Call 04/21/32)	2,130	2,069,806
6.13%, 11/15/37	3,755	4,035,836
6.13%, 03/30/40	4,796	5,103,999
6.38%, 03/01/35	4,041	4,403,114
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	11,626	10,072,185
1.70%, 03/25/26 (Call 06/12/23)	5,559	5,078,369
2.25%, 02/01/32 (Call 11/01/31)	9,001	7,203,140
2.30%, 06/01/27 (Call 04/01/27)	4,997	4,527,232
2.55%, 12/01/33 (Call 09/01/33)	23,008	18,073,704
2.75%, 06/01/31 (Call 03/01/31)	10,971	9,275,213
2.95%, 07/15/26 (Call 04/15/26)	2,093	1,976,336
3.10%, 02/01/43 (Call 08/01/42)(b)	730	520,023
3.30%, 02/01/52 (Call 08/01/51)	1,370	939,491
3.50%, 06/01/41 (Call 12/01/40)	10,855	8,261,632
3.50%, 09/15/53 (Call 03/15/53)	29,696	20,619,121
3.50%, 02/01/61 (Call 08/01/60)	420	288,023
3.55%, 09/15/55 (Call 03/15/55)	29,623	20,406,692
3.65%, 06/01/51 (Call 12/01/50)	9,371	6,785,541
3.65%, 09/15/59 (Call 03/15/59)	25,312	17,337,454
3.80%, 02/15/27 (Call 11/15/26)	1,874	1,809,160
3.80%, 12/01/57 (Call 06/01/57)	24,276	17,259,750
3.85%, 06/01/60 (Call 12/01/59)	8,185	5,826,901
3.88%, 01/15/26 (Call 10/15/25)	1,739	1,690,360
4.10%, 02/15/28 (Call 11/15/27)	1,180	1,141,119
4.25%, 03/01/27 (Call 12/01/26)	2,249	2,209,553
4.30%, 02/15/30 (Call 11/15/29)	10,532	10,077,650
4.30%, 12/15/42 (Call 06/15/42)	2,423	2,034,738
4.35%, 03/01/29 (Call 12/01/28)	12,084	11,721,117
4.35%, 06/15/45 (Call 12/15/44)	1,895	1,564,285
4.50%, 05/15/35 (Call 11/15/34)	11,336	10,443,403
4.50%, 03/09/48 (Call 09/09/47)	3,890	3,254,880
4.55%, 03/09/49 (Call 09/09/48)	3,219	2,688,155
4.65%, 06/01/44 (Call 12/01/43)	1,944	1,676,700

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$3,166	$2,753,154
4.80%, 06/15/44 (Call 12/15/43)	480	423,106
4.85%, 03/01/39 (Call 09/01/38)	11,202	10,296,206
4.85%, 07/15/45 (Call 01/15/45)	594	519,275
4.90%, 08/15/37 (Call 02/14/37)	4,253	4,011,982
5.15%, 03/15/42	550	515,598
5.15%, 11/15/46 (Call 05/15/46)	1,451	1,339,041
5.15%, 02/15/50 (Call 08/14/49)	1,157	1,070,086
5.25%, 03/01/37 (Call 09/01/36)	1,825	1,788,518
5.35%, 09/01/40	613	588,639
5.40%, 02/15/34 (Call 11/15/33)	4,805	4,820,040
5.45%, 03/01/47 (Call 09/01/46)	1,017	967,167
5.54%, 02/20/26 (Call 02/20/24)	325	325,137
5.55%, 08/15/41	172	167,334
5.65%, 02/15/47 (Call 08/15/46)	462	453,153
5.70%, 03/01/57 (Call 09/01/56)	686	671,800
6.00%, 08/15/40 (Call 05/15/40)	1,554	1,588,452
6.30%, 01/15/38	470	499,685
6.38%, 03/01/41	729	768,330
6.55%, 02/15/39	640	683,238
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,270	1,693,851
4.30%, 07/29/49 (Call 01/29/49)	2,855	2,358,116
4.46%, 04/01/48 (Call 10/01/47)	4,536	3,869,163
5.10%, 05/11/33 (Call 02/11/33)	2,915	2,899,784
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,244	1,685,850
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(b)	2,255	1,826,956
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,175	801,021
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	3,738	3,744,541
9.63%, 12/15/30	7,641	9,446,874
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	2,892	2,735,022
2.95%, 02/28/26	2,280	2,197,236
3.50%, 06/15/25	2,573	2,515,288
5.50%, 01/15/40	7,086	7,466,589
5.90%, 02/15/39	7,795	8,552,206
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	2,898	2,109,976
4.38%, 11/15/57 (Call 05/15/57)	3,202	2,561,056
4.70%, 03/15/37	1,097	1,026,265
4.75%, 03/15/42	1,330	1,222,908
5.35%, 11/15/48 (Call 05/15/48)	2,064	1,980,676
5.45%, 11/15/79 (Call 05/19/79)	4,218	3,729,893
5.75%, 08/15/40	1,882	1,904,659
5.85%, 11/15/68 (Call 05/15/68)	1,417	1,341,403
Deutsche Telekom International Finance BV
8.75%, 06/15/30	10,615	12,767,722
9.25%, 06/01/32	3,452	4,409,378
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	420	374,686
2.00%, 12/10/30 (Call 09/10/30)	2,021	1,581,412
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,475,062
5.95%, 03/15/41	1,314	1,276,840
Koninklijke KPN NV, 8.38%, 10/01/30	1,217	1,420,142
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,781	1,440,473
2.75%, 05/24/31 (Call 02/24/31)	3,990	3,281,735
4.00%, 09/01/24	395	387,558
4.60%, 02/23/28 (Call 11/23/27)	3,825	3,762,499
Security	Par (000)	Value

Telecommunications (continued)
4.60%, 05/23/29 (Call 02/23/29)	$3,041	$2,974,128
5.50%, 09/01/44	1,198	1,118,045
5.60%, 06/01/32 (Call 03/01/32)	3,395	3,399,821
Nokia OYJ
4.38%, 06/12/27	1,298	1,233,100
6.63%, 05/15/39	280	271,230
Orange SA
5.38%, 01/13/42	3,493	3,469,457
5.50%, 02/06/44 (Call 08/06/43)	2,364	2,419,578
9.00%, 03/01/31	8,940	11,113,225
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,892	3,586,478
2.95%, 03/15/25 (Call 07/04/23)(e)	3,810	3,631,349
3.20%, 03/15/27 (Call 02/15/27)(e)	2,760	2,571,961
3.63%, 12/15/25 (Call 09/15/25)	3,848	3,667,914
3.70%, 11/15/49 (Call 05/15/49)	4,153	2,909,758
3.80%, 03/15/32 (Call 12/15/31)(e)	3,295	2,910,177
4.30%, 02/15/48 (Call 08/15/47)	3,412	2,635,599
4.35%, 05/01/49 (Call 11/01/48)	4,388	3,423,825
4.50%, 03/15/42 (Call 09/15/41)(e)	3,450	2,862,223
4.50%, 03/15/43 (Call 09/15/42)	2,113	1,739,189
4.55%, 03/15/52 (Call 09/15/51)(e)	4,480	3,557,165
5.00%, 03/15/44 (Call 09/15/43)	4,273	3,807,585
5.45%, 10/01/43 (Call 04/01/43)	2,828	2,599,102
7.50%, 08/15/38	1,761	1,959,482
Sprint Capital Corp.
6.88%, 11/15/28	665	711,996
8.75%, 03/15/32	5,420	6,581,018
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	260	266,518
7.63%, 03/01/26 (Call 11/01/25)	435	455,415
Telefonica Emisiones SA
4.10%, 03/08/27	5,329	5,152,184
4.67%, 03/06/38	4,691	3,955,780
4.90%, 03/06/48	4,703	3,780,365
5.21%, 03/08/47	9,260	7,781,641
5.52%, 03/01/49 (Call 09/01/48)	4,597	4,001,321
7.05%, 06/20/36	8,315	9,063,433
Telefonica Europe BV, 8.25%, 09/15/30	4,833	5,654,900
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,300	3,090,351
3.40%, 05/13/32 (Call 02/13/32)	3,855	3,353,580
3.70%, 09/15/27 (Call 06/15/27)	2,478	2,372,462
4.30%, 06/15/49 (Call 12/15/48)	2,887	2,333,014
4.60%, 11/16/48 (Call 05/16/48)	2,482	2,114,962
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,641	1,489,618
2.05%, 02/15/28 (Call 12/15/27)	8,165	7,130,168
2.25%, 02/15/26 (Call 02/15/24)	7,511	6,962,922
2.25%, 11/15/31 (Call 08/15/31)	4,704	3,779,382
2.40%, 03/15/29 (Call 01/15/29)	973	841,830
2.55%, 02/15/31 (Call 11/15/30)	9,639	8,055,023
2.63%, 04/15/26 (Call 04/15/24)	4,537	4,230,526
2.63%, 02/15/29 (Call 02/15/24)	7,895	6,904,020
2.70%, 03/15/32 (Call 01/15/29)	3,185	2,638,804
2.88%, 02/15/31 (Call 02/15/26)	6,850	5,844,420
3.00%, 02/15/41 (Call 08/15/40)	9,906	7,153,222
3.30%, 02/15/51 (Call 08/15/50)	10,534	7,274,464
3.38%, 04/15/29 (Call 04/15/24)	4,245	3,844,781
3.40%, 10/15/52 (Call 04/15/52)	9,475	6,641,122

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 04/15/25 (Call 03/15/25)	$11,066	$10,730,811
3.50%, 04/15/31 (Call 04/15/26)	5,110	4,558,324
3.60%, 11/15/60 (Call 05/15/60)	7,743	5,350,490
3.75%, 04/15/27 (Call 02/15/27)	12,957	12,305,392
3.88%, 04/15/30 (Call 01/15/30)	25,097	23,268,433
4.38%, 04/15/40 (Call 10/15/39)	7,935	6,969,945
4.50%, 04/15/50 (Call 10/15/49)	11,397	9,695,884
4.75%, 02/01/28 (Call 02/01/24)	6,245	6,129,405
4.80%, 07/15/28 (Call 06/15/28)	4,080	4,028,062
4.95%, 03/15/28 (Call 02/15/28)	3,785	3,771,260
5.05%, 07/15/33 (Call 04/15/33)	11,550	11,386,683
5.20%, 01/15/33 (Call 10/15/32)	1,145	1,145,790
5.38%, 04/15/27 (Call 04/15/24)	5,320	5,320,000
5.65%, 01/15/53 (Call 07/15/52)	7,910	7,897,977
5.75%, 01/15/54 (Call 07/15/53)	6,335	6,425,781
5.80%, 09/15/62 (Call 03/15/62)	1,070	1,069,005
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,226	5,653,270
1.45%, 03/20/26 (Call 02/20/26)	6,485	5,934,099
1.50%, 09/18/30 (Call 06/18/30)	2,995	2,375,844
1.68%, 10/30/30 (Call 07/30/30)	2,988	2,372,860
1.75%, 01/20/31 (Call 10/20/30)	8,730	6,895,303
2.10%, 03/22/28 (Call 01/22/28)	11,680	10,307,600
2.36%, 03/15/32 (Call 12/15/31)	19,182	15,472,585
2.55%, 03/21/31 (Call 12/21/30)	12,833	10,743,531
2.63%, 08/15/26	9,119	8,553,987
2.65%, 11/20/40 (Call 05/20/40)	12,803	8,780,425
2.85%, 09/03/41 (Call 03/03/41)	3,992	2,802,344
2.88%, 11/20/50 (Call 05/20/50)	11,569	7,373,271
2.99%, 10/30/56 (Call 04/30/56)	14,999	9,276,282
3.00%, 03/22/27 (Call 01/22/27)	4,215	3,971,879
3.00%, 11/20/60 (Call 05/20/60)	8,651	5,288,529
3.15%, 03/22/30 (Call 12/22/29)	7,279	6,503,423
3.38%, 02/15/25	7,328	7,138,278
3.40%, 03/22/41 (Call 09/22/40)	10,385	7,918,770
3.50%, 11/01/24 (Call 08/01/24)	4,349	4,244,841
3.55%, 03/22/51 (Call 09/22/50)	17,278	12,553,504
3.70%, 03/22/61 (Call 09/22/60)	8,385	5,975,486
3.85%, 11/01/42 (Call 05/01/42)	4,671	3,743,713
3.88%, 02/08/29 (Call 11/08/28)	4,722	4,464,273
3.88%, 03/01/52 (Call 09/01/51)	5,260	4,048,517
4.00%, 03/22/50 (Call 09/22/49)	4,617	3,664,559
4.02%, 12/03/29 (Call 09/03/29)	11,869	11,178,699
4.13%, 03/16/27	9,418	9,235,479
4.13%, 08/15/46	3,157	2,587,225
4.27%, 01/15/36	8,719	7,861,225
4.33%, 09/21/28	16,241	15,787,064
4.40%, 11/01/34 (Call 05/01/34)	6,019	5,579,673
4.50%, 08/10/33	10,181	9,614,733
4.52%, 09/15/48	990	855,697
4.67%, 03/15/55	410	355,835
4.75%, 11/01/41	1,473	1,354,291
4.81%, 03/15/39	6,077	5,639,152
4.86%, 08/21/46	8,934	8,152,543
5.01%, 04/15/49	2,015	1,884,831
5.01%, 08/21/54	520	479,560
5.05%, 05/09/33 (Call 02/09/33)	1,875	1,854,581
5.25%, 03/16/37	5,397	5,342,005
5.50%, 03/16/47	3,201	3,183,651
5.85%, 09/15/35	737	764,232
Security	Par (000)	Value

Telecommunications (continued)
6.40%, 09/15/33	$150	$160,608
6.55%, 09/15/43	3,273	3,607,730
7.75%, 12/01/30	1,509	1,751,828
Vodafone Group PLC
4.13%, 05/30/25	7,289	7,158,673
4.25%, 09/17/50	6,044	4,755,298
4.38%, 05/30/28	2,790	2,744,049
4.38%, 02/19/43	7,552	6,216,429
4.88%, 06/19/49	3,893	3,351,562
5.00%, 05/30/38(b)	723	688,216
5.13%, 06/19/59	1,516	1,319,163
5.25%, 05/30/48	105	96,983
5.63%, 02/10/53 (Call 08/10/52)	3,755	3,584,823
5.75%, 02/10/63 (Call 08/10/62)	2,555	2,422,677
6.15%, 02/27/37	6,370	6,643,719
6.25%, 11/30/32	1,983	2,115,643
7.88%, 02/15/30	2,940	3,392,437
		1,001,376,073
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	3,358	3,233,385
3.50%, 09/15/27 (Call 06/15/27)	2,384	2,243,868
3.55%, 11/19/26 (Call 09/19/26)	3,159	2,967,881
3.90%, 11/19/29 (Call 08/19/29)	3,379	3,083,033
5.10%, 05/15/44 (Call 11/15/43)(b)	1,396	1,213,110
6.35%, 03/15/40	1,994	2,009,015
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	300	248,493
		14,998,785
Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	1,247	1,198,305
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,009	1,357,722
3.00%, 04/01/25 (Call 01/01/25)	3,955	3,843,983
3.05%, 02/15/51 (Call 08/15/50)	2,367	1,660,853
3.25%, 06/15/27 (Call 03/15/27)(b)	5,038	4,824,288
3.30%, 09/15/51 (Call 03/15/51)	4,160	3,052,442
3.40%, 09/01/24 (Call 06/01/24)	2,968	2,909,412
3.55%, 02/15/50 (Call 08/15/49)	3,091	2,420,408
3.65%, 09/01/25 (Call 06/01/25)	2,244	2,193,061
3.90%, 08/01/46 (Call 02/01/46)	3,323	2,739,049
4.05%, 06/15/48 (Call 12/15/47)	2,968	2,504,576
4.13%, 06/15/47 (Call 12/15/46)	3,115	2,676,906
4.15%, 04/01/45 (Call 10/01/44)	3,738	3,220,885
4.15%, 12/15/48 (Call 06/15/48)	2,555	2,182,558
4.38%, 09/01/42 (Call 03/01/42)	1,502	1,352,085
4.40%, 03/15/42 (Call 09/15/41)	2,872	2,581,153
4.45%, 03/15/43 (Call 09/15/42)	3,395	3,063,580
4.45%, 01/15/53 (Call 07/15/52)	1,010	916,949
4.55%, 09/01/44 (Call 03/01/44)	3,093	2,814,754
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,301,975
4.90%, 04/01/44 (Call 10/01/43)	2,639	2,520,535
4.95%, 09/15/41 (Call 03/15/41)	1,443	1,388,498
5.05%, 03/01/41 (Call 09/01/40)	1,590	1,558,757
5.15%, 09/01/43 (Call 03/01/43)	3,040	2,996,102
5.40%, 06/01/41 (Call 12/01/40)	1,722	1,742,079
5.75%, 05/01/40 (Call 11/01/39)	2,936	3,078,396
6.15%, 05/01/37	1,447	1,602,075
6.20%, 08/15/36	785	867,912
7.00%, 12/15/25	1,764	1,860,191

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	$2,087	$1,305,899
2.75%, 03/01/26 (Call 12/01/25)	4,838	4,601,277
2.95%, 11/21/24 (Call 08/21/24)	2,998	2,897,927
3.20%, 08/02/46 (Call 02/02/46)	2,534	1,871,486
3.65%, 02/03/48 (Call 08/03/47)	2,339	1,887,830
3.85%, 08/05/32 (Call 05/05/32)	2,835	2,659,343
4.40%, 08/05/52 (Call 02/05/52)	2,090	1,891,973
4.45%, 01/20/49 (Call 07/20/48)	2,470	2,238,487
6.20%, 06/01/36	1,083	1,203,202
6.25%, 08/01/34	1,755	1,952,174
6.38%, 11/15/37	1,437	1,624,715
6.90%, 07/15/28	1,735	1,915,197
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 07/04/23)	6,756	6,363,341
1.75%, 12/02/26 (Call 11/02/26)	1,455	1,320,805
2.05%, 03/05/30 (Call 12/05/29)	2,786	2,361,135
2.45%, 12/02/31 (Call 09/02/31)	2,975	2,632,339
2.88%, 11/15/29 (Call 08/15/29)	2,004	1,792,257
2.90%, 02/01/25 (Call 11/01/24)	5,843	5,620,323
3.00%, 12/02/41 (Call 06/02/41)	2,345	1,922,853
3.10%, 12/02/51 (Call 06/02/51)	4,087	2,821,910
3.50%, 05/01/50	1,611	1,213,067
4.00%, 06/01/28 (Call 03/01/28)	3,640	3,533,603
4.20%, 11/15/69 (Call 05/15/69)	2,160	1,673,503
4.30%, 05/15/43 (Call 11/15/42)	1,826	1,584,913
4.70%, 05/01/48 (Call 11/01/47)	2,260	2,019,965
4.80%, 09/15/35 (Call 03/15/35)	2,648	2,613,497
4.80%, 08/01/45 (Call 02/01/45)	2,557	2,388,494
4.95%, 08/15/45 (Call 02/15/45)	2,322	2,156,883
5.95%, 05/15/37	1,223	1,291,892
6.13%, 09/15/2115 (Call 03/15/15)	2,614	2,659,457
7.13%, 10/15/31	3,847	4,345,110
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,095	3,930,545
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,253	1,953,464
2.50%, 05/15/51 (Call 11/15/50)(b)	776	484,038
2.60%, 11/01/26 (Call 08/01/26)	3,933	3,667,798
3.25%, 06/01/27 (Call 03/01/27)	5,031	4,769,740
3.35%, 11/01/25 (Call 08/01/25)	5,659	5,457,143
3.35%, 09/15/49 (Call 03/15/49)	3,074	2,224,930
3.40%, 08/01/24 (Call 05/01/24)	4,034	3,942,226
3.80%, 03/01/28 (Call 12/01/27)	2,911	2,804,137
3.80%, 11/01/46 (Call 05/01/46)	1,504	1,195,394
3.80%, 04/15/50 (Call 10/15/49)	1,951	1,528,023
3.95%, 05/01/50 (Call 11/01/49)	2,681	2,147,964
4.10%, 11/15/32 (Call 08/15/32)	2,575	2,446,610
4.10%, 03/15/44 (Call 09/15/43)	4,003	3,405,432
4.25%, 03/15/29 (Call 12/15/28)	4,590	4,487,551
4.25%, 11/01/66 (Call 05/01/66)	2,133	1,717,236
4.30%, 03/01/48 (Call 09/01/47)	2,190	1,878,363
4.40%, 03/01/43 (Call 09/01/42)	1,755	1,534,484
4.50%, 03/15/49 (Call 09/15/48)	2,386	2,104,858
4.50%, 11/15/52 (Call 05/15/52)	2,695	2,390,896
4.50%, 08/01/54 (Call 02/01/54)	1,349	1,163,566
4.65%, 03/01/68 (Call 09/01/67)	2,040	1,775,922
4.75%, 05/30/42 (Call 11/30/41)	3,055	2,812,464
4.75%, 11/15/48 (Call 05/15/48)	1,846	1,688,278
5.50%, 04/15/41 (Call 10/15/40)	1,254	1,255,367
Security	Par (000)	Value

Transportation (continued)
6.00%, 10/01/36	$1,497	$1,594,036
6.15%, 05/01/37	1,455	1,575,023
6.22%, 04/30/40	2,988	3,225,008
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,635	3,026,537
3.10%, 08/05/29 (Call 05/05/29)	4,334	3,920,363
3.25%, 04/01/26 (Call 01/01/26)	5,273	5,083,014
3.25%, 05/15/41 (Call 11/15/40)	2,050	1,510,543
3.40%, 02/15/28 (Call 11/15/27)	3,312	3,119,639
3.88%, 08/01/42	1,165	921,911
3.90%, 02/01/35	2,470	2,163,374
4.05%, 02/15/48 (Call 08/15/47)	2,070	1,623,066
4.10%, 04/15/43	1,985	1,581,370
4.10%, 02/01/45	1,695	1,353,356
4.20%, 10/17/28 (Call 07/17/28)	704	685,661
4.25%, 05/15/30 (Call 02/15/30)	320	308,118
4.40%, 01/15/47 (Call 07/15/46)	3,885	3,231,038
4.55%, 04/01/46 (Call 10/01/45)	4,460	3,754,294
4.75%, 11/15/45 (Call 05/15/45)	5,257	4,582,842
4.90%, 01/15/34	2,384	2,331,314
4.95%, 10/17/48 (Call 04/17/48)	1,636	1,471,664
5.10%, 01/15/44	3,157	2,906,082
5.25%, 05/15/50 (Call 11/15/49)(b)	4,376	4,141,359
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	2,754	2,250,700
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,269	4,147,846
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,912	2,733,844
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,315	1,924,853
2.55%, 11/01/29 (Call 08/01/29)	2,676	2,339,225
2.90%, 06/15/26 (Call 03/15/26)	3,373	3,195,513
2.90%, 08/25/51 (Call 02/25/51)	2,378	1,533,025
3.00%, 03/15/32 (Call 12/15/31)	3,045	2,641,872
3.05%, 05/15/50 (Call 11/15/49)	3,167	2,140,480
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,556,112
3.16%, 05/15/55 (Call 11/15/54)	3,185	2,117,611
3.40%, 11/01/49 (Call 05/01/49)	1,919	1,363,757
3.65%, 08/01/25 (Call 06/01/25)	2,340	2,268,747
3.70%, 03/15/53 (Call 09/15/52)	1,896	1,427,688
3.80%, 08/01/28 (Call 05/01/28)	2,511	2,415,004
3.94%, 11/01/47 (Call 05/01/47)	2,819	2,258,414
3.95%, 10/01/42 (Call 04/01/42)	1,372	1,131,749
4.05%, 08/15/52 (Call 02/15/52)	2,739	2,223,027
4.10%, 05/15/49 (Call 11/15/48)	1,510	1,223,357
4.10%, 05/15/2121 (Call 11/15/20)	2,265	1,551,321
4.15%, 02/28/48 (Call 08/28/47)	2,715	2,228,010
4.45%, 03/01/33 (Call 12/01/32)	2,130	2,051,275
4.45%, 06/15/45 (Call 12/15/44)	2,107	1,813,221
4.55%, 06/01/53 (Call 12/01/52)	2,940	2,580,467
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,963,558
4.84%, 10/01/41	2,397	2,193,495
5.10%, 12/31/49 (Call 02/01/18)	635	530,308
7.80%, 05/15/27	155	171,904
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,330	2,087,773
2.50%, 09/01/24 (Call 08/01/24)	2,489	2,395,015
2.85%, 03/01/27 (Call 02/01/27)	1,676	1,539,691
2.90%, 12/01/26 (Call 10/01/26)	2,635	2,426,229
3.35%, 09/01/25 (Call 08/01/25)	1,735	1,658,521

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.30%, 06/15/27 (Call 05/15/27)	$1,760	$1,704,490
4.63%, 06/01/25 (Call 05/01/25)	3,145	3,094,114
5.25%, 06/01/28 (Call 05/01/28)	1,740	1,713,883
5.65%, 03/01/28 (Call 02/01/28)	3,175	3,204,623
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,328	2,148,884
2.38%, 05/20/31 (Call 02/20/31)	3,280	2,794,002
2.40%, 02/05/30 (Call 11/05/29)	3,425	3,000,916
2.75%, 03/01/26 (Call 12/01/25)	4,427	4,221,100
2.80%, 02/14/32 (Call 11/14/31)	4,812	4,167,625
2.89%, 04/06/36 (Call 01/06/36)	2,750	2,212,568
2.95%, 03/10/52 (Call 09/10/51)	2,090	1,423,415
2.97%, 09/16/62 (Call 03/16/62)	2,555	1,623,779
3.00%, 04/15/27 (Call 01/15/27)	3,280	3,111,441
3.20%, 05/20/41 (Call 11/20/40)	5,233	4,091,264
3.25%, 01/15/25 (Call 10/15/24)	3,809	3,705,319
3.25%, 08/15/25 (Call 05/15/25)	2,125	2,063,736
3.25%, 02/05/50 (Call 08/05/49)	5,901	4,335,406
3.35%, 08/15/46 (Call 02/15/46)	1,716	1,264,057
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,699,450
3.38%, 02/14/42 (Call 08/14/41)	2,455	1,953,370
3.50%, 02/14/53 (Call 08/14/52)	3,780	2,880,511
3.55%, 08/15/39 (Call 02/15/39)	2,475	2,054,844
3.55%, 05/20/61 (Call 11/20/60)	2,169	1,576,451
3.60%, 09/15/37 (Call 03/15/37)	2,731	2,347,240
3.70%, 03/01/29 (Call 12/01/28)	3,563	3,434,447
3.75%, 07/15/25 (Call 05/15/25)	3,615	3,541,254
3.75%, 02/05/70 (Call 08/05/69)	2,500	1,871,600
3.80%, 10/01/51 (Call 04/01/51)	2,948	2,384,460
3.80%, 04/06/71 (Call 10/06/70)	1,795	1,354,722
3.84%, 03/20/60 (Call 09/20/59)	4,586	3,566,945
3.85%, 02/14/72 (Call 08/14/71)	1,565	1,192,530
3.88%, 02/01/55 (Call 08/01/54)	1,413	1,129,369
3.95%, 09/10/28 (Call 06/10/28)	4,709	4,598,386
3.95%, 08/15/59 (Call 02/15/59)	2,280	1,815,769
4.00%, 04/15/47 (Call 10/15/46)	2,669	2,212,094
4.05%, 11/15/45 (Call 05/15/45)	2,046	1,712,420
4.05%, 03/01/46 (Call 09/01/45)	2,600	2,166,814
4.10%, 09/15/67 (Call 03/15/67)	1,571	1,267,577
4.30%, 03/01/49 (Call 09/01/48)	3,519	3,046,891
4.50%, 01/20/33 (Call 10/20/32)	5,600	5,517,960
4.50%, 09/10/48 (Call 03/10/48)	2,248	1,972,305
4.75%, 02/21/26 (Call 01/21/26)	6,090	6,113,142
4.95%, 09/09/52 (Call 03/09/52)	110	107,869
4.96%, 05/15/53 (Call 11/15/52)	4,040	3,932,738
5.15%, 01/20/63 (Call 07/20/62)	698	685,925
6.63%, 02/01/29	1,815	2,007,517
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,553	2,465,892
2.40%, 11/15/26 (Call 08/15/26)	2,382	2,238,103
2.50%, 09/01/29 (Call 06/01/29)	2,460	2,200,322
2.80%, 11/15/24 (Call 09/15/24)	3,532	3,426,888
3.05%, 11/15/27 (Call 08/15/27)	5,776	5,479,345
3.40%, 03/15/29 (Call 12/15/28)	3,571	3,397,735
3.40%, 11/15/46 (Call 05/15/46)	1,181	920,708
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,333,022
3.63%, 10/01/42	1,240	1,023,508
3.75%, 11/15/47 (Call 05/15/47)	3,542	2,926,755
3.90%, 04/01/25 (Call 03/01/25)	4,698	4,630,819
4.25%, 03/15/49 (Call 09/15/48)	3,763	3,317,799
Security	Par (000)	Value

Transportation (continued)
4.45%, 04/01/30 (Call 01/01/30)	$1,637	$1,635,248
4.88%, 03/03/33 (Call 12/03/32)	2,465	2,500,126
4.88%, 11/15/40 (Call 05/15/40)	2,658	2,598,913
5.05%, 03/03/53 (Call 09/03/52)	2,660	2,655,292
5.20%, 04/01/40 (Call 10/01/39)	1,664	1,690,108
5.30%, 04/01/50 (Call 10/01/49)	4,807	5,002,164
6.20%, 01/15/38	6,122	6,856,824
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,450	5,807,128
1.50%, 09/22/28 (Call 07/22/28)	4,933	4,310,307
1.80%, 09/22/31 (Call 06/22/31)	7,817	6,515,548
3.95%, 09/09/27 (Call 08/09/27)	3,030	3,010,790
		521,722,565
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,971	1,519,562
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,095,903
3.25%, 03/30/25 (Call 12/30/24)	1,175	1,124,628
3.25%, 09/15/26 (Call 06/15/26)	2,496	2,320,406
3.50%, 03/15/28 (Call 12/15/27)	2,413	2,221,118
3.50%, 06/01/32 (Call 03/01/32)	1,183	1,021,509
3.85%, 03/30/27 (Call 12/30/26)	2,913	2,767,554
4.00%, 06/30/30 (Call 03/30/30)	2,095	1,920,298
4.55%, 11/07/28 (Call 08/07/28)	2,798	2,707,905
4.70%, 04/01/29 (Call 01/01/29)	1,572	1,524,290
4.90%, 03/15/33 (Call 12/15/32)	1,695	1,620,301
5.20%, 03/15/44 (Call 09/15/43)	1,742	1,517,543
5.45%, 09/15/33 (Call 06/15/33)	2,750	2,709,300
		24,070,317
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	1,334	1,119,653
3.38%, 01/20/27 (Call 12/20/26)	1,517	1,289,238
		2,408,891
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,460	2,054,986
2.80%, 05/01/30 (Call 02/01/30)	2,499	2,197,946
2.95%, 09/01/27 (Call 06/01/27)	2,130	1,983,286
3.25%, 06/01/51 (Call 12/01/50)	2,885	2,052,678
3.40%, 03/01/25 (Call 12/01/24)	5,340	5,194,378
3.45%, 06/01/29 (Call 03/01/29)	3,473	3,220,096
3.45%, 05/01/50 (Call 11/01/49)	2,669	1,965,985
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,116,282
3.75%, 09/01/47 (Call 03/01/47)	3,427	2,674,876
4.00%, 12/01/46 (Call 06/01/46)	1,575	1,257,953
4.15%, 06/01/49 (Call 12/01/48)	2,886	2,393,071
4.20%, 09/01/48 (Call 03/01/48)	1,387	1,144,774
4.30%, 12/01/42 (Call 06/01/42)	1,109	972,116
4.30%, 09/01/45 (Call 03/01/45)	1,851	1,584,197
4.45%, 06/01/32 (Call 03/01/32)	2,805	2,724,973
6.59%, 10/15/37	905	1,017,754
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,964	2,427,931
2.70%, 04/15/30 (Call 01/15/30)	2,411	2,063,406
3.35%, 04/15/50 (Call 10/15/49)	2,629	1,815,009
3.57%, 05/01/29 (Call 02/01/29)	2,595	2,404,112
4.28%, 05/01/49 (Call 11/01/48)	2,542	2,045,420
5.30%, 05/01/52 (Call 11/01/51)	2,035	1,908,260

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$791	$868,755
		48,088,244
Total Corporate Bonds & Notes — 25.4%
(Cost: $26,132,109,272)		23,136,049,389

Foreign Government Obligations(f)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	225	204,062
1.63%, 01/22/25	13,120	12,507,952
2.88%, 04/28/25	4,060	3,940,474
Export Development Canada
3.00%, 05/25/27	75	72,170
3.88%, 02/14/28	280	279,107
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,217,890
Series HK, 9.38%, 04/15/30	1,405	1,819,025
Series IO, 8.05%, 07/07/24	2,320	2,391,711
Province of Alberta Canada
1.00%, 05/20/25	4,565	4,251,293
1.30%, 07/22/30	5,297	4,371,296
1.88%, 11/13/24	4,269	4,087,781
3.30%, 03/15/28	9,046	8,718,263
Province of British Columbia Canada
0.90%, 07/20/26	925	835,275
1.30%, 01/29/31(b)	3,875	3,193,155
2.25%, 06/02/26	7,330	6,917,248
6.50%, 01/15/26(b)	188	197,203
7.25%, 09/01/36	338	439,170
Series 10, 1.75%, 09/27/24	36	34,549
Province of Manitoba Canada
1.50%, 10/25/28	260	227,648
2.13%, 06/22/26	55	51,597
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,894,022
Province of Ontario Canada
0.63%, 01/21/26	4,152	3,769,020
1.05%, 04/14/26	665	606,872
1.05%, 05/21/27	615	544,982
1.13%, 10/07/30	9,557	7,771,561
1.60%, 02/25/31	7,385	6,161,379
1.80%, 10/14/31	250	210,112
2.00%, 10/02/29(b)	5,630	4,984,577
2.13%, 01/21/32	460	395,720
2.30%, 06/15/26	8,465	7,978,432
2.50%, 04/27/26	12,654	12,025,223
3.10%, 05/19/27	5,145	4,937,605
Province of Quebec Canada
0.60%, 07/23/25	1,031	950,840
1.35%, 05/28/30	4,765	3,986,685
1.90%, 04/21/31	2,350	2,011,059
2.50%, 04/20/26	8,276	7,881,731
2.75%, 04/12/27(b)	5,537	5,254,613
3.63%, 04/13/28	7,435	7,278,419
Series PD, 7.50%, 09/15/29	5,122	6,047,597
Series QO, 2.88%, 10/16/24	7,978	7,760,041
Series QX, 1.50%, 02/11/25	7,620	7,219,874
		155,427,233
Security	Par (000)	Value

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	$10,212	$8,875,454
2.55%, 01/27/32 (Call 10/27/31)(b)	8,781	7,545,426
2.55%, 07/27/33 (Call 04/27/33)	6,343	5,225,173
2.75%, 01/31/27 (Call 12/31/26)	1,159	1,088,996
3.10%, 05/07/41 (Call 11/07/40)	9,841	7,365,595
3.10%, 01/22/61 (Call 07/22/60)	5,835	3,760,599
3.13%, 03/27/25(b)	1,500	1,458,945
3.13%, 01/21/26	6,885	6,643,474
3.24%, 02/06/28 (Call 11/06/27)	10,060	9,547,443
3.25%, 09/21/71 (Call 03/21/71)	3,083	1,970,191
3.50%, 01/31/34 (Call 10/31/33)	4,688	4,145,317
3.50%, 01/25/50 (Call 07/25/49)	10,345	7,668,231
3.63%, 10/30/42	1,283	1,022,038
3.86%, 06/21/47	3,583	2,879,514
4.00%, 01/31/52 (Call 07/31/51)	3,258	2,620,963
4.34%, 03/07/42 (Call 09/07/41)(b)	3,441	3,038,713
		74,856,072
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	462	489,212

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(g)	2,500	2,102,100

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	4,040	4,488,319

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	495	405,049
2.15%, 07/28/31 (Call 04/28/31)	3,810	3,164,700
2.85%, 02/14/30	5,806	5,233,122
3.05%, 03/12/51	1,825	1,324,987
3.20%, 09/23/61 (Call 03/23/61)	725	483,198
3.35%, 03/12/71	3,350	2,227,281
3.40%, 09/18/29	2,795	2,612,403
3.50%, 01/11/28	2,932	2,797,128
3.50%, 02/14/50	3,641	2,768,871
3.55%, 03/31/32 (Call 12/31/31)(b)	1,425	1,308,692
3.70%, 10/30/49(b)	4,606	3,643,899
3.85%, 10/15/30	10,195	9,680,560
4.10%, 04/24/28	4,565	4,461,831
4.15%, 09/20/27 (Call 06/20/27)	4,680	4,590,378
4.20%, 10/15/50	6,555	5,579,878
4.30%, 03/31/52 (Call 09/30/51)	2,350	2,016,065
4.35%, 01/11/48	6,895	6,099,800
4.45%, 04/15/70	5,200	4,377,152
4.55%, 01/11/28 (Call 12/11/27)	995	993,876
4.65%, 09/20/32 (Call 06/20/32)	5,845	5,803,500
4.75%, 02/11/29	4,083	4,104,885
4.85%, 01/11/33 (Call 10/11/32)	965	977,371
5.35%, 02/11/49	4,290	4,332,600
5.45%, 09/20/52 (Call 03/20/52)	1,925	1,949,216
5.65%, 01/11/53 (Call 07/11/52)(b)	4,250	4,440,612
		85,377,054
Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,008,750

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
Israel Government International Bond
2.75%, 07/03/30	$10,060	$8,946,358
2.88%, 03/16/26	3,335	3,163,248
3.25%, 01/17/28	3,975	3,736,142
3.88%, 07/03/50	6,225	5,032,041
4.13%, 01/17/48	2,530	2,142,075
4.50%, 01/17/33	7,220	7,104,191
4.50%, 01/30/43	5,403	4,936,397
4.50%, 04/03/2120	2,828	2,233,498
State of Israel
2.50%, 01/15/30	2,905	2,554,396
3.38%, 01/15/50	6,153	4,544,544
		69,401,640
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	10,300	9,245,280
2.38%, 10/17/24	7,354	7,032,336
2.88%, 10/17/29	7,480	6,543,728
3.88%, 05/06/51	9,425	6,657,254
4.00%, 10/17/49	7,760	5,829,778
5.38%, 06/15/33	7,437	7,406,657
		42,715,033
Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,783	2,558,579
1.25%, 01/21/31	7,150	5,748,099
1.75%, 10/17/24	6,370	6,091,185
1.88%, 07/21/26	6,220	5,740,625
1.88%, 04/15/31	17,108	14,368,496
2.00%, 10/17/29	4,397	3,830,139
2.13%, 02/10/25(b)	1,970	1,880,464
2.13%, 02/16/29(b)	5,620	4,988,143
2.25%, 11/04/26	7,745	7,201,533
2.38%, 04/20/26	5,730	5,402,817
2.50%, 05/28/25	3,901	3,726,664
2.75%, 01/21/26(b)	5,330	5,097,452
2.75%, 11/16/27	6,420	6,011,881
2.88%, 04/14/25	320	308,576
2.88%, 06/01/27	6,368	6,010,055
2.88%, 07/21/27	4,912	4,636,633
3.25%, 07/20/28	2,080	1,975,938
3.50%, 10/31/28(b)	3,800	3,643,326
4.38%, 10/05/27	400	401,400
Japan International Cooperation Agency
1.00%, 07/22/30(b)	3,396	2,711,944
2.13%, 10/20/26	2,354	2,178,980
2.75%, 04/27/27(b)	2,210	2,072,162
3.25%, 05/25/27	3,650	3,488,268
3.38%, 06/12/28(b)	3,180	3,037,600
		103,110,959
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	6,582	5,474,908
3.25%, 04/16/30 (Call 01/16/30)(b)	11,925	10,635,907
3.50%, 02/12/34 (Call 11/12/33)	9,888	8,317,786
3.75%, 01/11/28	7,880	7,530,286
3.77%, 05/24/61 (Call 11/24/60)	8,791	5,850,059
3.90%, 04/27/25 (Call 03/27/25)	1,480	1,460,464
4.13%, 01/21/26	8,661	8,513,330
Security	Par (000)	Value

Mexico (continued)
4.15%, 03/28/27	$8,725	$8,575,104
4.28%, 08/14/41 (Call 02/14/41)	9,802	7,981,376
4.35%, 01/15/47	2,612	2,057,290
4.40%, 02/12/52 (Call 08/12/51)	3,577	2,771,925
4.50%, 04/22/29	11,280	10,976,794
4.50%, 01/31/50 (Call 07/31/49)(b)	7,741	6,210,140
4.60%, 01/23/46	8,139	6,648,586
4.60%, 02/10/48	7,086	5,757,021
4.75%, 04/27/32 (Call 01/27/32)	12,322	11,790,552
4.75%, 03/08/44	13,487	11,395,975
4.88%, 05/19/33 (Call 02/19/33)	4,628	4,424,553
5.00%, 04/27/51 (Call 10/27/50)	7,700	6,578,110
5.40%, 02/09/28 (Call 01/09/28)	2,205	2,253,598
5.55%, 01/21/45	10,685	10,053,303
5.75%, 10/12/2110	9,534	8,333,860
6.05%, 01/11/40	10,053	10,148,403
6.34%, 05/04/53 (Call 11/04/52)	13,226	13,324,005
6.35%, 02/09/35 (Call 11/09/34)	7,165	7,552,626
6.75%, 09/27/34	10,227	11,202,247
7.50%, 04/08/33	4,617	5,299,808
8.30%, 08/15/31	4,953	5,832,207
11.50%, 05/15/26(b)	713	848,698
		207,798,921
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,335	7,927,978
3.16%, 01/23/30 (Call 10/23/29)	5,708	5,024,067
3.30%, 01/19/33 (Call 10/19/32)(b)	3,000	2,511,690
3.75%, 03/16/25 (Call 12/16/24)	6,131	5,982,691
3.87%, 07/23/60 (Call 01/23/60)	10,438	6,789,815
3.88%, 03/17/28 (Call 12/17/27)	5,762	5,516,654
4.00%, 09/22/24 (Call 06/24/24)	1,120	1,100,445
4.30%, 04/29/53	5,384	3,940,173
4.50%, 05/15/47 (Call 11/15/46)	3,706	2,909,692
4.50%, 04/16/50 (Call 10/16/49)	7,889	6,007,473
4.50%, 04/01/56 (Call 10/01/55)	8,830	6,527,666
4.50%, 01/19/63 (Call 07/19/62)	5,915	4,246,674
6.40%, 02/14/35 (Call 11/14/34)	5,740	6,003,064
6.70%, 01/26/36	6,421	6,855,124
6.85%, 03/28/54 (Call 09/28/53)	4,350	4,467,189
7.13%, 01/29/26	4,512	4,770,177
8.88%, 09/30/27	4,519	5,243,893
9.38%, 04/01/29	3,247	3,954,619
		89,779,084
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,535	3,441,611
2.39%, 01/23/26 (Call 12/23/25)	5,136	4,825,734
2.78%, 01/23/31 (Call 10/23/30)	13,164	11,214,412
2.78%, 12/01/60 (Call 06/01/60)	6,578	3,830,172
2.84%, 06/20/30	3,397	2,966,430
3.00%, 01/15/34 (Call 10/15/33)	7,285	5,956,143
3.23%, 07/28/2121 (Call 01/28/21)	3,568	2,060,199
3.30%, 03/11/41 (Call 09/11/40)	4,476	3,348,451
3.55%, 03/10/51 (Call 09/10/50)(b)	5,503	3,983,897
3.60%, 01/15/72 (Call 07/15/71)	3,545	2,325,981
4.13%, 08/25/27(b)	4,283	4,203,079
5.63%, 11/18/50	7,465	7,481,050
6.55%, 03/14/37	4,011	4,390,842
7.35%, 07/21/25	7,077	7,432,548

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
8.75%, 11/21/33	$8,180	$10,308,109
		77,768,658
Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	200	227,182
Philippine Government International Bond
1.65%, 06/10/31	2,701	2,169,200
1.95%, 01/06/32	1,050	849,608
2.46%, 05/05/30	5,980	5,204,573
2.65%, 12/10/45	3,395	2,292,779
2.95%, 05/05/45	5,557	3,975,367
3.00%, 02/01/28	8,906	8,390,966
3.20%, 07/06/46	6,500	4,814,680
3.23%, 03/29/27	575	548,464
3.56%, 09/29/32	668	613,745
3.70%, 03/01/41	8,159	6,749,125
3.70%, 02/02/42	7,984	6,574,106
3.75%, 01/14/29	6,736	6,487,778
3.95%, 01/20/40	7,815	6,759,428
4.20%, 03/29/47	4,855	4,207,780
4.63%, 07/17/28	680	689,207
5.00%, 07/17/33	7,415	7,591,625
5.00%, 01/13/37	5,515	5,523,714
5.17%, 10/13/27	2,194	2,254,006
5.50%, 03/30/26	4,841	4,956,361
5.50%, 01/17/48	4,580	4,778,726
5.61%, 04/13/33	175	187,115
5.95%, 10/13/47	555	612,015
6.38%, 01/15/32	4,482	5,020,423
6.38%, 10/23/34	7,726	8,703,107
7.50%, 09/25/24	770	785,404
7.75%, 01/14/31	6,148	7,314,706
9.50%, 10/21/24(b)	1,114	1,186,755
9.50%, 02/02/30	2,829	3,590,850
10.63%, 03/16/25	5,811	6,425,513
		119,484,308
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	4,665	4,529,622
4.88%, 10/04/33 (Call 07/04/33)	1,130	1,127,627
5.50%, 11/16/27 (Call 08/16/27)	811	840,901
5.50%, 04/04/53 (Call 10/04/52)	8,975	9,055,685
5.75%, 11/16/32 (Call 08/16/32)	3,890	4,129,235
		19,683,070
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	3,000	2,855,550
0.75%, 09/21/25	705	640,309
1.13%, 12/29/26	1,385	1,211,875
1.25%, 01/18/25	3,460	3,258,697
1.25%, 09/21/30	2,775	2,221,637
1.38%, 02/09/31	1,470	1,175,985
1.63%, 01/18/27	1,730	1,565,235
2.13%, 01/18/32	1,285	1,065,997
2.38%, 04/21/27	1,640	1,515,327
2.50%, 06/29/41(b)	4,313	3,189,507
2.63%, 05/26/26	4,307	4,026,873
2.88%, 01/21/25	5,615	5,426,448
3.25%, 11/10/25	4,450	4,270,042
3.25%, 08/12/26	3,885	3,686,360
Security	Par (000)	Value

South Korea (continued)
4.50%, 09/15/32	$175	$174,522
5.13%, 01/11/33	3,650	3,815,783
Korea Development Bank (The)
0.40%, 06/19/24	1,925	1,830,560
0.80%, 04/27/26	1,700	1,508,512
1.38%, 04/25/27(b)	1,635	1,453,204
4.25%, 09/08/32	150	146,595
4.38%, 02/15/33	6,175	6,090,588
Korea International Bond
1.00%, 09/16/30	1,660	1,351,987
1.75%, 10/15/31(b)	2,785	2,347,783
2.00%, 06/19/24	1,310	1,271,722
2.50%, 06/19/29	3,725	3,422,232
2.75%, 01/19/27	3,265	3,113,635
3.50%, 09/20/28	1,745	1,695,948
3.88%, 09/20/48	1,173	1,051,254
4.13%, 06/10/44	2,501	2,359,969
5.63%, 11/03/25	200	202,872
		67,947,008
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	5,475	4,994,131
0.88%, 07/22/26	6,478	5,851,966
3.38%, 07/07/25	360	353,070
4.38%, 11/03/27	4,155	4,220,317
Asian Development Bank
0.38%, 06/11/24	3,860	3,679,275
0.38%, 09/03/25	3,845	3,523,481
0.50%, 02/04/26	6,025	5,467,989
0.63%, 10/08/24	13,645	12,897,118
0.63%, 04/29/25	14,210	13,192,564
0.75%, 10/08/30(b)	999	802,796
1.00%, 04/14/26	5,345	4,893,561
1.25%, 06/09/28	820	721,042
1.50%, 10/18/24	14,079	13,455,582
1.50%, 01/20/27	3,085	2,819,536
1.50%, 03/04/31	1,654	1,399,267
1.75%, 08/14/26	2,310	2,150,171
1.75%, 09/19/29	8,740	7,707,282
1.88%, 03/15/29	1,050	940,328
1.88%, 01/24/30	9,771	8,636,782
2.00%, 01/22/25	6,357	6,091,214
2.00%, 04/24/26	6,185	5,825,033
2.13%, 03/19/25(b)	540	516,964
2.38%, 08/10/27	1,340	1,259,144
2.50%, 11/02/27	6,092	5,734,887
2.63%, 01/12/27	5,844	5,563,897
2.75%, 01/19/28	8,165	7,762,302
2.88%, 05/06/25	1,675	1,623,779
3.13%, 08/20/27(b)	1,905	1,842,878
3.13%, 09/26/28	1,024	985,651
3.13%, 04/27/32	825	782,744
3.88%, 09/28/32	2,480	2,490,912
4.13%, 09/27/24	1,660	1,643,549
5.82%, 06/16/28	5,670	6,117,930
6.22%, 08/15/27	850	913,776
6.38%, 10/01/28	615	680,590
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	8,745	8,223,536
0.50%, 05/28/25	11,425	10,530,994

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.50%, 01/27/26	$2,695	$2,435,283
3.38%, 06/29/25	1,420	1,383,733
Council of Europe Development Bank
0.38%, 06/10/24	120	114,410
0.88%, 09/22/26	25	22,500
3.00%, 06/16/25	540	523,562
European Bank for Reconstruction & Development
0.50%, 05/19/25	4,050	3,744,468
0.50%, 11/25/25	1,100	1,003,926
0.50%, 01/28/26	393	356,722
1.50%, 02/13/25	2,280	2,164,108
1.63%, 09/27/24	2,080	1,994,554
European Investment Bank
0.38%, 12/15/25	3,120	2,837,422
0.38%, 03/26/26	3,370	3,037,752
0.63%, 07/25/25	10,942	10,133,496
0.63%, 10/21/27	957	831,030
0.75%, 10/26/26	7,410	6,640,694
0.75%, 09/23/30	865	700,408
0.88%, 05/17/30	6,330	5,216,996
1.25%, 02/14/31	13,139	10,986,438
1.38%, 03/15/27	17,570	15,957,074
1.63%, 03/14/25(b)	19,673	18,688,366
1.63%, 10/09/29	4,145	3,646,937
1.63%, 05/13/31	145	124,556
1.75%, 03/15/29	7,165	6,380,576
1.88%, 02/10/25	11,763	11,241,546
2.13%, 04/13/26	6,825	6,460,135
2.25%, 06/24/24	375	364,286
2.38%, 05/24/27	5,516	5,191,383
2.50%, 10/15/24(b)	6,300	6,111,000
2.75%, 08/15/25	925	895,206
3.25%, 11/15/27	280	272,647
3.75%, 02/14/33	5,215	5,212,549
4.88%, 02/15/36	7,321	7,990,213
Inter-American Development Bank
0.50%, 09/23/24	2,250	2,126,385
0.63%, 07/15/25	2,180	2,018,876
0.63%, 09/16/27(b)	1,445	1,257,598
0.88%, 04/03/25	8,560	8,005,141
0.88%, 04/20/26	14,200	12,938,330
1.13%, 07/20/28	9,835	8,560,187
1.13%, 01/13/31	5,605	4,611,794
1.50%, 01/13/27	235	214,846
1.75%, 03/14/25	15,389	14,641,556
2.00%, 06/02/26	7,518	7,065,191
2.00%, 07/23/26	4,823	4,518,379
2.13%, 01/15/25	12,491	11,998,980
2.25%, 06/18/29	8,919	8,125,120
2.38%, 07/07/27	4,574	4,301,481
3.13%, 09/18/28(b)	9,295	8,935,562
3.20%, 08/07/42	4,345	3,709,022
3.25%, 07/01/24	25	24,532
3.50%, 09/14/29	1,545	1,512,694
3.88%, 10/28/41	5,800	5,473,054
4.38%, 01/24/44(b)	3,235	3,253,601
7.00%, 06/15/25	10	10,449
International Bank for Reconstruction & Development
0.38%, 07/28/25	15,420	14,185,166
0.50%, 10/28/25	21,846	19,992,367
Security	Par (000)	Value

Supranational (continued)
0.63%, 04/22/25	$28,185	$26,201,340
0.65%, 02/10/26 (Call 08/10/23)	29	25,964
0.75%, 03/11/25	13,687	12,796,934
0.75%, 11/24/27	7,160	6,232,064
0.75%, 08/26/30	5,868	4,727,202
0.88%, 07/15/26(b)	8,755	7,934,919
0.88%, 05/14/30	11,465	9,398,319
1.13%, 09/13/28	17,950	15,578,446
1.25%, 02/10/31(b)	13,730	11,412,788
1.38%, 04/20/28	18,750	16,656,000
1.50%, 08/28/24	2,990	2,868,935
1.63%, 01/15/25	12,324	11,747,483
1.63%, 11/03/31(b)	22,714	19,203,778
1.75%, 10/23/29	12,777	11,251,937
1.88%, 10/27/26	6,070	5,648,378
2.13%, 03/03/25	7,109	6,816,678
2.50%, 11/25/24	16,774	16,244,445
2.50%, 07/29/25	17,194	16,561,605
2.50%, 11/22/27	16,785	15,802,406
2.50%, 03/29/32	1,185	1,070,956
3.13%, 11/20/25	2,891	2,815,718
3.13%, 06/15/27	6,895	6,668,982
3.63%, 09/21/29	5,390	5,315,456
4.75%, 02/15/35(b)	722	769,002
International Finance Corp.
0.38%, 07/16/25	2,007	1,849,511
0.75%, 10/08/26	1,400	1,255,030
0.75%, 08/27/30	2,750	2,217,242
1.38%, 10/16/24	1,455	1,388,987
2.13%, 04/07/26	1,123	1,061,639
Nordic Investment Bank
0.38%, 09/11/25	80	73,254
2.63%, 04/04/25	2,347	2,266,263
3.38%, 09/08/27	200	195,352
		700,497,338
Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 07/30/24	4,575	4,334,630
0.50%, 08/26/25	5,395	4,941,712
0.63%, 05/14/25	7,370	6,810,985
2.25%, 03/22/27	788	733,683
4.38%, 02/13/26	450	449,807
4.63%, 11/28/25	200	200,838
		17,471,655
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	2,128	1,916,580
4.38%, 10/27/27	15,380	15,365,235
4.38%, 01/23/31 (Call 10/23/30)	9,581	9,553,972
4.50%, 08/14/24(b)	3,434	3,436,445
4.98%, 04/20/55	8,581	8,261,443
5.10%, 06/18/50	12,417	12,213,609
5.75%, 10/28/34 (Call 07/28/34)	2,920	3,190,772
7.63%, 03/21/36	5,411	6,716,553
		60,654,609

Total Foreign Government Obligations — 2.1%
(Cost: $2,107,465,261)		1,899,052,273

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	$1,150	$923,766

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,862,349

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	470	335,493
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,608,233
Series S-1, 7.04%, 04/01/50	4,300	5,490,511
Series S-3, 6.91%, 10/01/50	1,800	2,288,862
California Earthquake Authority, 5.60%, 07/01/27	1,100	1,109,281
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/31)	325	300,954
4.35%, 06/01/41 (Call 06/01/31)	445	409,998
California State University RB
Class B, 2.72%, 11/01/52	910	598,290
2.94%, 11/01/52 (Call 11/01/31)	1,000	687,671
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,377,697
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,359,227
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	330	292,442
City of San Francisco CA Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39 (Call 11/01/29)	1,670	1,390,683
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,694,730
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,991,244
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	820,512
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,665,166
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,038,062
Class B, 3.00%, 06/01/46	765	707,158
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	788,777
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,153,869
3.49%, 06/01/36 (Call 12/01/31)	230	184,056
3.71%, 06/01/41 (Call 12/01/31)	830	635,172
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,177,358
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,168,230
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,238,405
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,482,077
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,374,651
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	1,815	1,961,481
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,453,453
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,283,107
Series A, 6.60%, 07/01/50	385	469,753
Series D, 6.57%, 07/01/45	2,970	3,558,152
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,084,822
5.76%, 07/01/29	2,170	2,249,149
Series RY, 6.76%, 07/01/34	3,025	3,447,729
Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center
Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	$2,600	$1,738,092
4.13%, 05/15/32 (Call 02/15/32)	550	522,104
4.56%, 05/15/53	895	809,820
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,249,686
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	3,019,319
Series F, 6.58%, 05/15/49	3,015	3,530,770
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	811,254
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,136,151
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,709,386
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,252,998
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,465	2,621,091
State of California, 5.20%, 03/01/43 (Call 03/01/33)	1,790	1,780,119
State of California GO
2.50%, 10/01/29	6,000	5,332,758
3.38%, 04/01/25	3,000	2,927,514
3.50%, 04/01/28	910	870,472
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,716,216
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,091,798
5.13%, 03/01/38 (Call 03/01/33)	1,000	1,004,251
Series A, 3.05%, 04/01/29	1,110	1,027,218
State of California GO BAB
7.30%, 10/01/39	5,220	6,299,131
7.35%, 11/01/39	3,130	3,794,048
7.50%, 04/01/34(b)	8,325	10,198,025
7.55%, 04/01/39	12,470	15,667,071
7.60%, 11/01/40	6,825	8,690,477
7.63%, 03/01/40	3,350	4,209,506
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,944,283
Series AQ, 4.77%, 05/15/15	835	732,665
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,844,144
Series BD, 3.35%, 07/01/29(b)	4,730	4,464,061
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	886,377
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	692,916
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,491,151
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,082,294
University of California RB BAB, 5.95%, 05/15/45	2,255	2,440,102
		175,463,723
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	790,873

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,015	4,309,697

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	737,279
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	752,459
4.81%, 10/01/14	1,690	1,549,324

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue RB BAB, 7.46%, 10/01/46	$1,300	$1,647,825
		4,686,887
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	199,329
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	893,847
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	983,096
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,043,914
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,056,261
1.71%, 07/01/27	3,000	2,664,648
2.15%, 07/01/30	4,902	4,138,249
		13,979,344
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,075,282
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,789	4,173,985
Project M, Series 2010-A, 6.66%, 04/01/57	3,316	3,670,782
Project P, Series 2010-A, 7.06%, 04/01/57	313	319,353
		9,239,402
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	417,444

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	964,065
Series C, 4.57%, 01/01/54(b)	2,450	2,250,680
Chicago O’Hare International Airport RB BAB, Series B,
6.40%, 01/01/40	500	571,873
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	3,430	3,875,516
Series B, 6.90%, 12/01/40	3,750	4,262,835
Illinois State Toll Highway Authority RB BAB, Series A,
6.18%, 01/01/34	1,820	1,988,929
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,069,060
3.82%, 01/01/48	135	108,275
State of Illinois GO
4.95%, 06/01/23	14	13,636
5.10%, 06/01/33	28,923	28,605,223
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,621	3,909,039
		50,619,131
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	480,655

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	435,761
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	493,946
		929,707
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth 5.05%, 12/01/34	1,705	1,723,950
Security	Par (000)	Value

Louisiana (continued)
5.08%, 06/01/31	$1,660	$1,665,019
5.20%, 12/01/39	3,975	4,102,335
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,571	1,524,314
4.15%, 02/01/33(b)	2,280	2,205,774
4.28%, 02/01/36	1,560	1,503,836
4.48%, 08/01/39	1,710	1,654,818
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	913,802
		15,293,848
Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,873,525
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,636,530
		3,510,055
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	2,005,811
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	409,424
2.90%, 09/01/49	2,675	1,928,199
Series D, 2.66%, 09/01/39	1,964	1,612,641
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	3,988,826
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,815,900
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,530,371
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,445,871
Series B, 1.75%, 08/15/30	2,050	1,739,681
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,156,918
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	739,357
		19,372,999
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,348,816
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	482,997
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,800,334
3.38%, 12/01/40	845	690,106
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	962,915
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	2,117,557
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	362,339
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	614	489,932
3.50%, 04/01/52 (Call 10/01/51)	475	379,633
4.45%, 04/01/22 (Call 10/01/21)	1,580	1,359,012
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,112,010
		12,105,651
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	924	802,978

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	$1,000	$1,032,477

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	3,777,179

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49	1,000	747,362

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,036,072

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,031,733
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,775,297
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,058,509
4.13%, 06/15/42	345	295,503
New Jersey Transportation Trust Fund Authority
RB BAB
Series B, 6.56%, 12/15/40	2,650	3,025,155
Series C, 5.75%, 12/15/28	2,900	2,957,469
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,762,270
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	776,567
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,050,076
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	937,270
		30,669,849
New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	519,422
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37(b)	3,000	3,183,465
Series F1, 6.27%, 12/01/37	1,255	1,418,629
Metropolitan Transportation Authority RB, Series C2,
5.18%, 11/15/49	3,880	3,440,637
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	4,077,280
Series 2010-A, 6.67%, 11/15/39	50	53,302
Series A, 5.87%, 11/15/39	160	159,118
Series B, 6.65%, 11/15/39	220	231,954
Series E, 6.81%, 11/15/40	1,630	1,745,362
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	1,385	1,473,341
5.72%, 06/15/42(b)	3,145	3,451,493
5.88%, 06/15/44	3,200	3,576,992
6.01%, 06/15/42	1,860	2,102,267
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,338,843
5.57%, 11/01/38	2,100	2,207,287
Series C-2, 5.77%, 08/01/36	1,910	2,009,018
New York State Dormitory Authority RB
3.19%, 02/15/43	450	354,875
Series B, 3.14%, 07/01/43	275	224,485
Series F, 3.11%, 02/15/39	2,350	1,940,891
Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	$2,325	$2,485,820
Series F, 5.63%, 03/15/39	2,165	2,281,496
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,701,686
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	846,915
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	274,753
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,322,108
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	858,909
3.29%, 08/01/69(b)	1,300	901,593
4.03%, 09/01/48(b)	1,440	1,257,561
Series 164, 5.65%, 11/01/40	2,255	2,405,553
Series 165, 5.65%, 11/01/40	1,795	1,937,367
Series 168, 4.93%, 10/01/51	2,500	2,486,632
Series 174, 4.46%, 10/01/62	6,585	5,985,502
Series 181, 4.96%, 08/01/46	2,000	2,001,842
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	988,753
Series 192, 4.81%, 10/15/65	4,235	4,103,071
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	468,690
Series AAA, 1.09%, 07/01/23	2,255	2,246,780
		69,063,692
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	774,037

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,409,330
Series B, 8.08%, 02/15/50	4,075	5,514,775
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,589,008
4.43%, 01/01/33	310	308,342
Series B, 4.53%, 01/01/35	2,400	2,391,463
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,168,731
Series A, 4.05%, 12/01/56	500	421,973
Series A, 4.80%, 06/01/11	350	318,840
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,924,307
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,330,694
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 Call	1,115	1,134,412
		19,511,875
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	676,343
4.62%, 06/01/44	1,655	1,607,912
4.71%, 05/01/52	520	500,634
5.09%, 02/01/52	680	688,881
		3,473,770
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	51,211
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,033,420

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	$1,100	$813,010
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	2,085	2,272,089
State of Oregon GO, 5.89%, 06/01/27	8,020	8,268,315
		12,438,045
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	755,332
Commonwealth Financing Authority RB Class A, 2.99%, 06/01/42(b)	1,130	837,354
Series A, 4.14%, 06/01/38	50	45,646
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,341,070
2.84%, 09/01/50(b)	975	689,226
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,039,926
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,354,774
		6,063,328
South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,116,334

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	967,561

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	343,665
5.81%, 02/01/41	1,875	2,041,759
Series C, 5.99%, 02/01/39	1,000	1,089,268
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	1,895	1,324,861
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,295,065
Series B, 6.00%, 12/01/44	400	457,483
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	794,461
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,342,425
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	159,636
Class A, 2.99%, 11/01/38	1,200	984,761
4.51%, 11/01/51 (Call 11/01/32)(b)	1,330	1,220,944
Series A, Class A, 3.14%, 11/01/45	1,405	1,061,581
Series C, Class C, 2.92%, 11/01/50	2,670	1,892,678
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	265,846
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 07/03/23) (PSF)	400	401,208
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,445,084
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,085,089
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,672,858
Security	Par (000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)(b)	$1,625	$1,292,525
State of Texas GO BAB
5.52%, 04/01/39	2,300	2,487,050
Series A, 4.63%, 04/01/33	1,255	1,262,394
Series A, 4.68%, 04/01/40	2,250	2,248,315
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	6,495	6,739,579
5.17%, 04/01/41	6,200	6,544,192
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,672,506
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,750,509
Texas Transportation Commission State Highway
Fund RB
4.00%, 10/01/33	2,775	2,614,971
First Class, 5.18%, 04/01/30	5,115	5,246,829
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	504,499
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,429,402
		62,671,443
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,723,539
2.58%, 11/01/51 (Call 05/01/51)	1,000	667,957
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	497,967
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	678,288
		3,567,751
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,260,467
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,212,526
		3,472,993
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	190	194,023
Series C, 3.15%, 05/01/27	2,580	2,457,181
		2,651,204

Total Municipal Debt Obligations — 0.6%
(Cost: $609,694,242)		537,823,481

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.8%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	90	86,411
2.50%, 02/01/28	1,174	1,121,655
2.50%, 01/01/30	9,539	8,982,641
2.50%, 03/01/31	90	84,708
2.50%, 08/01/31	3,220	3,019,648
2.50%, 10/01/31	6,654	6,239,277
2.50%, 11/01/31	39	36,673
2.50%, 12/01/31	9,984	9,362,494
2.50%, 02/01/32	12,397	11,624,772
2.50%, 08/01/32	144	133,611
2.50%, 01/01/33	10,933	10,140,085

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/33	$27	$25,266
2.50%, 04/01/33	1,277	1,184,914
2.50%, 03/01/51	10,747	9,215,700
3.00%, 11/01/26	197	190,838
3.00%, 01/01/27	92	88,987
3.00%, 02/01/27	225	217,393
3.00%, 04/01/27	146	140,673
3.00%, 05/01/27	1,295	1,251,102
3.00%, 06/01/27	1,224	1,181,529
3.00%, 07/01/27	51	49,154
3.00%, 08/01/27	159	153,401
3.00%, 09/01/27	693	669,155
3.00%, 11/01/27	287	275,787
3.00%, 12/01/27	141	136,527
3.00%, 01/01/28	44	42,690
3.00%, 11/01/28	142	136,480
3.00%, 01/01/29	180	172,988
3.00%, 03/01/29	546	525,511
3.00%, 05/01/29	22,597	21,755,803
3.00%, 05/01/30	3,660	3,494,549
3.00%, 06/01/30	2,052	1,975,619
3.00%, 07/01/30	4,298	4,103,813
3.00%, 12/01/30	10,453	9,981,963
3.00%, 02/01/31	3,155	3,012,360
3.00%, 05/01/31	6,630	6,330,364
3.00%, 06/01/31	4,864	4,643,417
3.00%, 08/01/31	40	38,192
3.00%, 12/01/31	28	26,983
3.00%, 02/01/32	93	88,396
3.00%, 07/01/32	7,469	7,129,289
3.00%, 09/01/32	10	9,143
3.00%, 02/01/33	17	16,354
3.00%, 05/01/33	1,710	1,628,600
3.00%, 06/01/42	463	422,476
3.00%, 10/01/42	188	171,607
3.00%, 01/01/43	488	445,199
3.00%, 02/01/43	12,735	11,622,504
3.00%, 12/01/44	34	31,241
3.00%, 04/01/45	285	258,005
3.00%, 08/01/45	185	167,667
3.00%, 12/01/45	14	12,844
3.00%, 01/01/46	1,032	934,189
3.00%, 02/01/46	122	110,447
3.00%, 07/01/46	2,317	2,097,127
3.00%, 08/01/46	42,556	38,513,149
3.00%, 09/01/46	16,969	15,430,639
3.00%, 10/01/46	33,404	30,238,922
3.00%, 11/01/46	24,753	22,401,073
3.00%, 12/01/46	56,896	51,491,467
3.00%, 01/01/47	13,313	12,021,787
3.00%, 02/01/47	28,532	25,766,050
3.00%, 03/01/47	143	129,065
3.00%, 04/01/47	369	334,056
3.00%, 05/01/47	22,666	20,519,236
3.00%, 06/01/47	22,569	20,423,409
3.00%, 08/01/47	2,985	2,701,497
3.00%, 09/01/47	654	592,055
3.00%, 10/01/47	7,405	6,701,175
3.00%, 11/01/47	14	12,246
3.00%, 01/01/48	14	13,079
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/48	$1,120	$1,003,151
3.00%, 03/01/49	185	165,495
3.00%, 05/01/49	225	202,973
3.00%, 06/01/49	173	155,218
3.50%, 11/01/25	563	550,779
3.50%, 03/01/26	607	592,780
3.50%, 06/01/26	141	137,486
3.50%, 03/01/32	668	647,574
3.50%, 05/01/32	1,897	1,842,872
3.50%, 09/01/32	1,617	1,561,598
3.50%, 06/01/33	105	100,497
3.50%, 07/01/33	5,923	5,748,467
3.50%, 11/01/33	17	16,306
3.50%, 06/01/34	5,096	4,919,451
3.50%, 03/01/38	3,536	3,374,964
3.50%, 06/01/38	946	896,524
3.50%, 09/01/38	615	583,056
3.50%, 02/01/42	54	50,658
3.50%, 05/01/42	6	5,412
3.50%, 09/01/42	8	7,925
3.50%, 10/01/42	7,244	6,812,196
3.50%, 11/01/42	556	522,492
3.50%, 01/01/43	10	9,821
3.50%, 04/01/43	3,930	3,693,446
3.50%, 06/01/43	789	741,869
3.50%, 07/01/43	1,306	1,227,526
3.50%, 08/01/43	4,683	4,400,934
3.50%, 10/01/43	1,030	968,626
3.50%, 01/01/44	12,224	11,493,860
3.50%, 02/01/44	6,639	6,242,200
3.50%, 09/01/44	5,100	4,786,537
3.50%, 10/01/44	7,222	6,753,427
3.50%, 11/01/44	86	80,581
3.50%, 12/01/45	9,190	8,589,342
3.50%, 01/01/46	248	231,542
3.50%, 03/01/46	25,955	24,289,292
3.50%, 05/01/46	3,402	3,179,042
3.50%, 06/01/46	99	91,998
3.50%, 07/01/46	4,500	4,200,395
3.50%, 08/01/46	3,100	2,890,492
3.50%, 09/01/46	5,086	4,751,276
3.50%, 10/01/46	1,244	1,158,132
3.50%, 11/01/46	641	596,914
3.50%, 12/01/46	3,763	3,511,980
3.50%, 01/01/47	1,936	1,802,302
3.50%, 02/01/47	5,070	4,723,984
3.50%, 03/01/47	3,321	3,092,628
3.50%, 04/01/47	7,436	6,923,427
3.50%, 05/01/47	1,542	1,441,101
3.50%, 07/01/47	6,508	6,056,700
3.50%, 08/01/47	18,338	17,164,489
3.50%, 09/01/47	23,886	22,286,382
3.50%, 12/01/47	4,139	3,852,849
3.50%, 01/01/48	19,095	17,915,504
3.50%, 02/01/48	20,139	18,658,658
3.50%, 03/01/48	8,322	7,745,030
3.50%, 04/01/48	1,915	1,797,509
3.50%, 05/01/48	38,458	35,749,919
3.50%, 04/01/49	1,295	1,209,960
3.50%, 05/01/49	3,744	3,480,765

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$1,739	$1,624,521
3.97%, 08/01/41, (12-mo. LIBOR US + 1.732%)(a)	165	166,676
4.00%, 05/01/25	57	56,419
4.00%, 10/01/25	348	341,520
4.00%, 02/01/26	238	234,078
4.00%, 05/01/26	434	425,594
4.00%, 12/01/32	1,209	1,180,947
4.00%, 05/01/33	2,036	1,990,081
4.00%, 09/01/41	2,828	2,735,107
4.00%, 02/01/42	2,241	2,166,653
4.00%, 03/01/42	488	472,402
4.00%, 06/01/42	3,286	3,177,132
4.00%, 08/01/42	1,431	1,384,183
4.00%, 07/01/44	3,871	3,742,929
4.00%, 01/01/45	1,019	984,397
4.00%, 02/01/45	1,355	1,314,529
4.00%, 06/01/45	2,044	1,972,935
4.00%, 08/01/45	3,539	3,416,409
4.00%, 09/01/45	5,930	5,725,253
4.00%, 01/01/46	1,469	1,418,258
4.00%, 02/01/46	148	142,454
4.00%, 03/01/46	328	315,389
4.00%, 05/01/46	3,453	3,315,930
4.00%, 06/01/46	95	89,780
4.00%, 07/01/46	2,866	2,769,286
4.00%, 08/01/46	88	85,155
4.00%, 10/01/46	2,769	2,673,021
4.00%, 11/01/46	8,162	7,836,378
4.00%, 02/01/47	3,360	3,226,046
4.00%, 08/01/47	240	230,130
4.00%, 10/01/47	741	710,707
4.00%, 11/01/47	1,381	1,324,753
4.00%, 01/01/48	5,516	5,288,975
4.00%, 02/01/48	8,091	7,776,068
4.00%, 04/01/48	167	160,301
4.00%, 06/01/48	14,870	14,335,671
4.00%, 07/01/48	13,874	13,295,902
4.00%, 08/01/48	1,793	1,718,020
4.00%, 09/01/48	3,552	3,404,571
4.00%, 10/01/48	1,882	1,804,271
4.00%, 12/01/48	9,446	9,085,409
4.00%, 01/01/49	1,495	1,432,627
4.00%, 02/01/53	32,921	31,453,486
4.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	12	12,113
4.05%, 12/01/38, (12-mo. LIBOR US + 1.760%)(a)	498	498,738
4.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	215	214,840
4.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	185	184,288
4.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	55	54,553
4.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	332	333,292
4.19%, 11/01/41, (12-mo. LIBOR US + 1.892%)(a)	233	235,666
4.50%, 07/01/24	43	42,152
4.50%, 08/01/24	11	10,529
4.50%, 09/01/24	36	35,219
4.50%, 10/01/24	32	31,211
4.50%, 08/01/30	1,094	1,090,849
4.50%, 03/01/39	981	975,103
4.50%, 05/01/39	1,129	1,122,634
4.50%, 10/01/39	698	694,342
4.50%, 01/01/40	204	202,529
4.50%, 02/01/41	1,442	1,431,240
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/41	$45	$45,060
4.50%, 05/01/41	3,676	3,651,803
4.50%, 05/01/42	3,657	3,632,540
4.50%, 01/01/45	2,635	2,615,689
4.50%, 11/01/45	170	168,769
4.50%, 12/01/45	138	136,709
4.50%, 01/01/46	4,024	3,994,315
4.50%, 03/01/46	192	190,199
4.50%, 04/01/46	577	570,882
4.50%, 05/01/46	421	417,020
4.50%, 07/01/46	108	106,565
4.50%, 08/01/46	303	299,933
4.50%, 09/01/46	2,498	2,475,097
4.50%, 05/01/47	2,181	2,150,366
4.50%, 06/01/47	1,178	1,160,864
4.50%, 11/01/47	146	143,401
4.50%, 05/01/48	7,017	6,905,261
4.50%, 06/01/48	5,564	5,474,006
4.50%, 07/01/48	3,984	3,918,963
4.50%, 09/01/48	187	184,008
4.50%, 10/01/48	7,429	7,328,286
4.50%, 11/01/48	34	33,013
4.50%, 12/01/48	6,976	6,865,470
4.50%, 01/01/49	1,499	1,475,331
4.50%, 05/01/49	14	13,737
4.79%, 05/01/42, (12-mo. LIBOR US + 1.804%)(a)	322	321,556
5.00%, 08/01/25	312	309,477
5.00%, 04/01/33	2,790	2,825,217
5.00%, 06/01/33	333	336,933
5.00%, 12/01/33	658	666,447
5.00%, 07/01/35	1,221	1,239,934
5.00%, 01/01/36	571	580,699
5.00%, 01/01/37	68	69,335
5.00%, 02/01/37	69	69,802
5.00%, 02/01/38	361	366,917
5.00%, 03/01/38	2,457	2,504,571
5.00%, 12/01/38	306	311,916
5.00%, 03/01/40	84	85,610
5.00%, 08/01/40	347	353,694
5.00%, 09/01/40	1,518	1,545,907
5.00%, 08/01/41	420	426,446
5.00%, 09/01/47	476	476,432
5.00%, 03/01/48	256	256,200
5.00%, 04/01/48	4,553	4,556,110
5.00%, 05/01/48	1,439	1,439,518
5.00%, 07/01/48	918	918,577
5.00%, 10/01/48	645	645,119
5.00%, 11/01/48	996	1,002,738
5.00%, 04/01/49	457	457,000
5.00%, 06/01/49	872	871,682
5.00%, 05/01/53	5,017	4,946,556
5.50%, 02/01/34	1,136	1,169,094
5.50%, 05/01/35	946	977,877
5.50%, 06/01/35	513	530,377
5.50%, 05/01/36	635	658,664
5.50%, 07/01/36	1,131	1,173,504
5.50%, 03/01/38	1,053	1,093,728
5.50%, 04/01/38	223	231,440
5.50%, 01/01/39	550	566,099
5.50%, 11/01/39	557	579,182

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/01/53	$4,941	$4,945,319
5.50%, 05/01/53	39,200	39,255,620
5.50%, 06/01/53	17,525	17,636,312
6.00%, 10/01/36	620	647,877
6.00%, 02/01/37	498	527,294
6.00%, 11/01/37	1,762	1,863,872
6.00%, 09/01/38	26	27,987
Federal National Mortgage Association
2.50%, 09/01/50	9,011	7,731,028
3.00%, 02/01/47	9,475	8,635,562
3.00%, 03/01/47	7,328	6,464,016
3.00%, 03/01/52	20,000	17,754,781
3.50%, 07/01/50	8,954	8,270,666
3.50%, 11/01/51	5,922	5,492,827
4.00%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	205	207,640
4.00%, 02/01/47	10,000	9,659,440
4.00%, 01/01/57	6,596	6,367,149
4.00%, 02/01/57	7,449	7,191,263
4.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	336	340,489
4.24%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	100	99,055
4.42%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	242	238,713
5.00%, 03/01/53	16,264	16,222,707
5.50%, 02/01/53	23,876	23,909,956
5.50%, 05/01/53	23,947	23,972,849
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,115	2,982,515
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,682	8,216,023
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,761	1,676,134
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	21,188	19,957,635
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,738	14,045,584
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,716	8,322,862
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	3,000	2,887,180
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,300	11,808,177
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,912	7,651,565
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,863	8,387,270
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	5,186	5,032,741
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,377	20,267,253
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	13,900,651
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,782,902
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	24,037,371
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K036, Class A2, 3.53%, 10/25/23(a)	8,026	7,958,692
Series K046, Class A2, 3.21%, 03/25/25	5,000	4,855,328
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	13,611,362
Series K052, Class A2, 3.15%, 11/25/25	19,250	18,620,656
Series K053, Class A2, 3.00%, 12/25/25	15,000	14,450,798
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	13,747,596
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,365,053
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,442,291
Series K067, Class A1, 2.90%, 03/25/27	8,866	8,587,546
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,010,653
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,642,182
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,703,411
Series K076, Class A2, 3.90%, 04/25/28	8,000	7,864,201
Series K081, Class A2, 3.90%, 08/25/28
(Call 12/25/28)(a)	19,091	18,759,918
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,724,417
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,642,126
Series K100, Class A2, 2.67%, 09/25/29	10,000	9,102,866
Series K101, Class A2, 2.52%, 10/25/29	31,000	27,946,936
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K105, Class A2, 1.87%, 01/25/30	$4,775	$4,107,574
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,675,563
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,001,082
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,113,584
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,283,385
Series K126, Class A2, 2.07%, 01/25/31	17,440	14,860,990
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	3,948,866
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,911,281
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	9,992,681
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,213,608
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,149,144
Series K729, Class A1, 2.95%, 02/25/24	969	968,661
Series K733, Class A2, 3.75%, 08/25/25	14,955	14,648,176
Series K734, Class A2, 3.21%, 02/25/26	5,700	5,512,079
Series K739, Class A2, 1.34%, 09/25/27	25,490	22,671,879
Government National Mortgage Association
1.50%, 10/20/51	4,535	3,645,847
2.00%, 07/20/50	5,531	4,712,053
2.00%, 08/20/50	73,366	62,484,933
2.00%, 09/20/50	2,108	1,794,673
2.00%, 10/20/50	8,038	6,842,002
2.00%, 11/20/50	44,002	37,443,200
2.00%, 12/20/50	79,686	67,788,738
2.00%, 02/20/51	179,463	152,531,348
2.00%, 06/20/51	7,278	6,178,198
2.00%, 08/20/51	131,336	111,431,867
2.00%, 10/20/51	92,158	78,145,611
2.00%, 11/20/51	66,856	56,673,781
2.00%, 12/20/51	238,826	202,394,832
2.00%, 01/20/52	83,841	71,031,267
2.00%, 03/20/52	88,618	75,059,677
2.00%, 04/20/52	45,117	38,214,111
2.00%, 06/20/52	7,616	6,451,054
2.00%, 06/20/53(h)	167,468	141,955,297
2.50%, 02/15/28	68	65,238
2.50%, 10/20/31	76	71,367
2.50%, 05/20/45	3,167	2,808,001
2.50%, 11/20/46	444	394,186
2.50%, 12/20/46	13,734	12,183,229
2.50%, 01/20/47	6,317	5,603,888
2.50%, 06/20/50	16,299	14,326,190
2.50%, 08/20/50	17,789	15,626,209
2.50%, 09/20/50	38,424	33,741,390
2.50%, 01/20/51	84,224	73,866,217
2.50%, 02/20/51	67,316	58,981,450
2.50%, 05/20/51	289,523	253,433,043
2.50%, 06/20/51	8,969	7,848,825
2.50%, 07/20/51	240,521	210,405,415
2.50%, 08/20/51	119,843	104,804,361
2.50%, 09/20/51	4,837	4,228,586
2.50%, 10/20/51	4,366	3,815,371
2.50%, 11/20/51	35,751	31,234,525
2.50%, 12/20/51	101,455	88,639,024
2.50%, 03/20/52	112,187	98,008,758
2.50%, 04/20/52	41,421	36,180,070
2.50%, 05/20/52	28,398	24,804,690
2.50%, 07/20/52	9,403	8,213,577
2.50%, 08/20/52	18,770	16,395,041

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/20/53(h)	$112,347	$98,288,702
3.00%, 08/20/42	4,915	4,521,880
3.00%, 09/15/42	9	8,614
3.00%, 10/15/42	32	29,529
3.00%, 03/15/43	172	156,701
3.00%, 06/15/43	29	26,720
3.00%, 07/15/43	67	61,430
3.00%, 09/20/43	5,649	5,192,066
3.00%, 11/15/43	508	465,919
3.00%, 01/15/44	4,701	4,309,760
3.00%, 08/20/44	14,868	13,665,852
3.00%, 10/15/44	112	101,575
3.00%, 03/20/45	4,741	4,343,496
3.00%, 05/20/45	19,534	17,896,084
3.00%, 06/20/45	6,383	5,847,802
3.00%, 07/20/45	12,835	11,758,453
3.00%, 10/20/45	4,366	4,000,108
3.00%, 11/20/45	2,770	2,537,652
3.00%, 12/20/45	5,081	4,655,147
3.00%, 02/20/46	15,235	13,957,235
3.00%, 04/20/46	6,975	6,381,904
3.00%, 05/20/46	11,529	10,558,054
3.00%, 06/20/46	13,757	12,598,761
3.00%, 07/20/46	19,261	17,645,689
3.00%, 08/20/46	33,732	30,862,108
3.00%, 09/20/46	25,383	23,222,852
3.00%, 11/20/46	6,844	6,261,179
3.00%, 12/15/46	7,964	7,249,517
3.00%, 12/20/46	39,465	36,106,684
3.00%, 01/20/47	2,076	1,899,405
3.00%, 02/15/47	11,813	10,739,796
3.00%, 02/20/47	12,579	11,508,875
3.00%, 03/20/47	11,605	10,617,294
3.00%, 04/20/47	254	231,628
3.00%, 06/20/47	5,583	5,091,560
3.00%, 09/20/47	331	301,487
3.00%, 10/20/47	6,786	6,189,244
3.00%, 11/20/47	124	112,659
3.00%, 02/20/48	5,290	4,793,521
3.00%, 03/20/48	19	17,558
3.00%, 07/20/49	7,940	7,222,342
3.00%, 09/20/49	28,324	25,756,699
3.00%, 10/15/49	10,155	9,210,232
3.00%, 10/20/49	14,968	13,594,073
3.00%, 11/20/49	167	151,269
3.00%, 12/20/49	88,619	80,437,476
3.00%, 01/20/50	47,112	42,749,806
3.00%, 02/20/50	59,371	53,856,802
3.00%, 07/20/50	1,869	1,693,564
3.00%, 08/20/50	27,704	25,103,721
3.00%, 09/20/50	1,115	1,010,344
3.00%, 06/20/51	714	645,915
3.00%, 08/20/51	77,752	70,269,928
3.00%, 09/20/51	25,819	23,326,975
3.00%, 10/20/51	29,780	26,860,902
3.00%, 11/20/51	50,574	45,664,560
3.00%, 12/20/51	45,411	40,990,540
3.00%, 02/20/52	23,242	20,922,601
3.00%, 05/20/52	9,615	8,655,696
3.00%, 07/20/52	28,599	25,722,793
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/52	$14,252	$12,830,137
3.00%, 09/20/52	19,459	17,522,473
3.00%, 06/20/53(h)	95,857	86,269,428
3.50%, 11/20/40	62	58,433
3.50%, 12/20/40	45	42,262
3.50%, 05/20/41	90	85,570
3.50%, 09/15/41	158	149,688
3.50%, 10/15/41	206	195,292
3.50%, 12/15/41	1,651	1,562,724
3.50%, 04/15/42	104	98,477
3.50%, 08/20/42	8,700	8,256,860
3.50%, 09/15/42	354	333,584
3.50%, 09/20/42	10,448	9,915,178
3.50%, 10/15/42	317	297,741
3.50%, 10/20/42	27,877	26,474,999
3.50%, 11/15/42	447	423,425
3.50%, 11/20/42	24,356	23,136,691
3.50%, 12/15/42	633	597,169
3.50%, 12/20/42	8,619	8,179,521
3.50%, 02/15/43	345	327,073
3.50%, 02/20/43	167	157,222
3.50%, 03/15/43	436	411,432
3.50%, 03/20/43	744	702,844
3.50%, 04/15/43	24	22,326
3.50%, 04/20/43	186	175,630
3.50%, 05/15/43	702	664,803
3.50%, 06/15/43	10,080	9,544,633
3.50%, 08/20/43	135	127,607
3.50%, 09/20/43	66	62,772
3.50%, 10/20/43	181	171,837
3.50%, 01/15/44	149	139,790
3.50%, 01/20/44	5,578	5,287,463
3.50%, 02/20/44	1,819	1,724,527
3.50%, 03/20/44	171	161,942
3.50%, 07/20/44	31	29,156
3.50%, 08/15/44	27	24,866
3.50%, 08/20/44	5,937	5,623,525
3.50%, 09/15/44	69	65,527
3.50%, 09/20/44	10,644	10,081,758
3.50%, 10/15/44	147	138,594
3.50%, 10/20/44	1,635	1,540,474
3.50%, 11/20/44	14	12,893
3.50%, 12/20/44	998	944,964
3.50%, 01/15/45	61	57,489
3.50%, 01/20/45	149	140,191
3.50%, 03/15/45	118	111,823
3.50%, 04/20/45	10,210	9,622,345
3.50%, 05/20/45	3,866	3,619,921
3.50%, 06/15/45	42	39,704
3.50%, 06/20/45	5,784	5,451,716
3.50%, 07/20/45	234	219,282
3.50%, 08/20/45	479	449,747
3.50%, 09/20/45	14,920	13,993,725
3.50%, 10/20/45	1,459	1,374,911
3.50%, 11/20/45	10,593	9,984,073
3.50%, 12/20/45	5,913	5,572,446
3.50%, 03/20/46	21,809	20,554,224
3.50%, 04/20/46	9,569	9,013,561
3.50%, 06/20/46	42,291	39,834,452
3.50%, 07/20/46	311	291,215

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/15/46	$47	$44,302
3.50%, 11/20/46	432	406,716
3.50%, 12/20/46	12,284	11,570,489
3.50%, 01/15/47	51	47,424
3.50%, 01/20/47	2,885	2,716,957
3.50%, 02/20/47	49,522	46,645,654
3.50%, 03/20/47	18,328	17,212,474
3.50%, 04/20/47	16,318	15,301,858
3.50%, 06/20/47	3,649	3,435,437
3.50%, 07/20/47	459	432,083
3.50%, 08/20/47	24,324	22,829,049
3.50%, 09/15/47	50	46,251
3.50%, 09/20/47	7,585	7,123,657
3.50%, 10/20/47	14,131	13,321,288
3.50%, 11/15/47	21	19,598
3.50%, 11/20/47	20,802	19,535,849
3.50%, 12/15/47	5	5,053
3.50%, 12/20/47	9,874	9,300,614
3.50%, 01/20/48	10,059	9,446,282
3.50%, 02/20/48	3,398	3,190,994
3.50%, 04/20/48	33,514	31,384,890
3.50%, 05/15/48	332	309,065
3.50%, 05/20/48	22,974	21,575,856
3.50%, 08/20/48	4,433	4,159,518
3.50%, 09/20/48	2,057	1,932,252
3.50%, 11/20/48	3,552	3,333,403
3.50%, 01/20/49	2,162	2,030,047
3.50%, 06/20/49	718	673,505
3.50%, 09/20/49	5,738	5,381,284
3.50%, 10/20/49	7,355	6,897,518
3.50%, 01/20/50	28,981	27,169,818
3.50%, 03/20/50	8,200	7,687,965
3.50%, 08/20/50	6,700	6,268,021
3.50%, 10/20/51	2,648	2,460,919
3.50%, 01/20/52	10,475	9,736,452
3.50%, 02/20/52	19,417	18,047,663
3.50%, 09/20/52	9,803	9,085,126
3.50%, 06/20/53(h)	163,401	151,573,899
4.00%, 06/15/39	6	6,009
4.00%, 09/20/40	2,276	2,227,053
4.00%, 01/15/41	1	1,385
4.00%, 01/20/41	738	722,032
4.00%, 02/15/41	1,767	1,719,674
4.00%, 05/20/41	14	14,076
4.00%, 07/15/41	832	809,922
4.00%, 09/15/41	18	17,948
4.00%, 09/20/41	983	957,950
4.00%, 10/15/41	329	319,042
4.00%, 11/15/41	202	196,805
4.00%, 12/15/41	751	730,140
4.00%, 12/20/41	3,280	3,196,427
4.00%, 01/15/42	66	63,380
4.00%, 01/20/42	1,426	1,389,125
4.00%, 02/15/42	334	324,788
4.00%, 03/15/42	1,794	1,744,400
4.00%, 04/15/42	507	493,336
4.00%, 09/20/42	689	656,327
4.00%, 08/15/43	14	13,439
4.00%, 10/20/43	3,540	3,439,692
4.00%, 03/15/44	126	119,719
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/15/44	$30	$28,736
4.00%, 06/15/44	170	161,755
4.00%, 08/15/44	9	8,989
4.00%, 08/20/44	251	243,964
4.00%, 09/15/44	2	2,002
4.00%, 10/15/44	10	9,736
4.00%, 10/20/44	4,727	4,588,072
4.00%, 12/20/44	311	301,590
4.00%, 01/20/45	7,433	7,215,060
4.00%, 08/20/45	4,135	4,006,437
4.00%, 09/20/45	4,821	4,670,203
4.00%, 10/20/45	575	556,818
4.00%, 01/20/46	2,192	2,124,073
4.00%, 03/20/46	10,822	10,483,978
4.00%, 07/20/46	2,315	2,237,279
4.00%, 08/20/46	28	27,188
4.00%, 09/20/46	530	512,232
4.00%, 11/20/46	2,767	2,673,379
4.00%, 12/15/46	4,314	4,160,299
4.00%, 04/20/47	17,484	16,866,092
4.00%, 06/20/47	7,119	6,867,903
4.00%, 07/20/47	31,127	30,026,970
4.00%, 08/20/47	1,488	1,434,969
4.00%, 11/20/47	18,924	18,255,433
4.00%, 12/20/47	47	44,710
4.00%, 01/20/48	150	144,939
4.00%, 03/15/48	41	39,489
4.00%, 03/20/48	21,775	21,005,705
4.00%, 04/20/48	11,637	11,197,045
4.00%, 05/15/48	1,895	1,826,349
4.00%, 05/20/48	12,454	11,985,266
4.00%, 08/20/48	19,352	18,623,987
4.00%, 09/20/48	6,983	6,720,446
4.00%, 10/20/48	591	568,509
4.00%, 11/20/48	16,335	15,721,030
4.00%, 02/20/49	7,278	7,003,946
4.00%, 03/20/49	296	285,047
4.00%, 05/20/49	701	674,205
4.00%, 06/15/49	705	678,383
4.00%, 06/20/49	1,799	1,725,883
4.00%, 09/15/49	1,923	1,853,793
4.00%, 01/20/50	75,000	72,154,182
4.00%, 02/20/50	30,119	28,975,771
4.00%, 07/20/50	5,488	5,281,271
4.00%, 07/20/52	9,343	8,875,879
4.00%, 09/20/52	43,330	41,165,583
4.00%, 12/20/52	17,418	16,547,604
4.00%, 06/20/53(h)	229,981	218,553,819
4.50%, 04/15/39	296	295,419
4.50%, 08/15/39	1,521	1,518,674
4.50%, 11/20/39	769	767,888
4.50%, 01/20/40	209	209,251
4.50%, 06/15/40	1,426	1,423,922
4.50%, 07/15/40	664	663,578
4.50%, 08/15/40	1,045	1,043,171
4.50%, 08/20/40	1,283	1,281,843
4.50%, 09/15/40	1,259	1,256,836
4.50%, 10/20/40	3,137	3,134,657
4.50%, 06/20/41	2,748	2,746,533
4.50%, 07/20/41	14,191	14,184,632

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/20/41	$1,888	$1,887,231
4.50%, 12/20/41	386	385,836
4.50%, 11/20/45	3,203	3,175,781
4.50%, 02/15/46	4	3,976
4.50%, 08/20/46	4,033	4,005,046
4.50%, 09/20/46	654	652,930
4.50%, 10/20/46	2,882	2,862,084
4.50%, 11/20/46	1,118	1,110,335
4.50%, 12/20/46	465	462,265
4.50%, 02/20/47	474	469,184
4.50%, 04/20/47	569	562,200
4.50%, 05/20/47	532	525,975
4.50%, 06/20/47	1,235	1,220,243
4.50%, 07/20/47	2,785	2,751,949
4.50%, 10/20/47	873	862,727
4.50%, 04/20/48	2,117	2,083,691
4.50%, 05/20/48	5,340	5,256,945
4.50%, 06/20/48	5,831	5,739,597
4.50%, 07/20/48	7,640	7,520,424
4.50%, 08/20/48	12,285	12,093,091
4.50%, 09/20/48	610	600,696
4.50%, 10/20/48	634	623,715
4.50%, 11/20/48	175	171,815
4.50%, 12/20/48	6,277	6,179,099
4.50%, 01/20/49	144	141,354
4.50%, 02/20/49	1,304	1,282,800
4.50%, 03/20/49	2,642	2,600,392
4.50%, 05/20/49	552	543,328
4.50%, 06/20/49	8,347	8,217,205
4.50%, 07/20/49	6,201	6,104,762
4.50%, 08/20/49	2,502	2,463,315
4.50%, 07/20/52	4,903	4,766,622
4.50%, 08/20/52	108,920	105,787,618
4.50%, 06/20/53	5,500	5,407,939
4.50%, 06/20/53(h)	150,011	145,765,572
5.00%, 12/15/36	432	440,218
5.00%, 01/15/39	1,286	1,308,752
5.00%, 07/15/39	2,329	2,370,364
5.00%, 05/15/40	826	841,773
5.00%, 07/20/40	4,311	4,399,435
5.00%, 08/20/40	1,594	1,627,120
5.00%, 05/15/47	1,048	1,070,535
5.00%, 06/15/47	159	161,967
5.00%, 11/15/47	358	364,888
5.00%, 12/15/47	260	265,653
5.00%, 01/15/48	342	348,265
5.00%, 02/15/48	488	498,335
5.00%, 03/20/48	1,197	1,201,430
5.00%, 04/20/48	4,001	4,015,286
5.00%, 05/20/48	4,328	4,335,992
5.00%, 10/20/48	87	87,157
5.00%, 11/20/48	1,569	1,568,622
5.00%, 12/20/48	2,885	2,884,502
5.00%, 01/20/49	4,773	4,771,603
5.00%, 04/20/49	11,280	11,277,002
5.00%, 05/20/49	1,328	1,327,534
5.00%, 06/20/49	10,749	10,746,250
5.00%, 07/20/52	5,160	5,089,711
5.00%, 09/20/52	6,482	6,393,321
5.00%, 12/20/52	44,377	43,772,745
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 01/20/53	$46,990	$46,350,033
5.00%, 06/20/53(h)	119,305	117,820,678
5.50%, 03/15/36	648	670,977
5.50%, 06/20/38	695	723,224
5.50%, 03/20/39	1,074	1,117,819
5.50%, 12/15/39	251	262,254
5.50%, 01/15/40	2,422	2,537,710
5.50%, 04/20/48	239	243,535
5.50%, 12/20/52	20,032	20,008,691
5.50%, 01/20/53	27,163	27,131,513
5.50%, 03/20/53	44,168	44,117,741
5.50%, 04/20/53	112,988	112,858,970
5.50%, 06/20/53	94,299	94,240,063
6.00%, 03/15/37	2,055	2,168,986
6.00%, 09/20/38	780	803,662
6.00%, 11/15/39	343	364,725
6.50%, 10/20/38	1,164	1,227,922
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	18,532	16,252,633
1.50%, 04/01/36	327	286,752
1.50%, 07/01/36	3,355	2,942,051
1.50%, 10/01/36	13,335	11,694,429
1.50%, 02/01/37	160,822	141,035,374
1.50%, 03/01/37	165,481	144,754,589
1.50%, 04/01/37	25,512	22,315,940
1.50%, 08/01/37	13,225	11,597,516
1.50%, 06/15/38(h)	96,063	83,912,695
1.50%, 11/01/50	91,465	71,432,244
1.50%, 01/01/51	25,479	19,898,916
1.50%, 04/01/51	9,272	7,258,876
1.50%, 05/01/51	103,708	81,180,611
1.50%, 07/01/51	141,596	110,823,955
1.50%, 11/01/51	91,326	71,422,265
1.50%, 04/01/52	9,500	7,417,473
1.50%, 06/15/53(h)	67,975	52,928,412
2.00%, 10/01/35	32,345	29,134,299
2.00%, 11/01/35	15,428	13,896,590
2.00%, 12/01/35	71,527	64,427,195
2.00%, 02/01/36	366,352	329,871,232
2.00%, 03/01/36	72,697	65,331,446
2.00%, 04/01/36	556	498,721
2.00%, 05/01/36	57,707	51,776,890
2.00%, 06/01/36	33,522	30,054,133
2.00%, 08/01/36	26,997	24,204,845
2.00%, 09/01/36	22,196	19,899,574
2.00%, 10/01/36	7,176	6,434,845
2.00%, 11/01/36	47,958	43,002,011
2.00%, 12/01/36	90,727	81,375,767
2.00%, 01/01/37	133,487	119,733,496
2.00%, 02/01/37	66,835	59,921,494
2.00%, 03/01/37	7,600	6,814,613
2.00%, 04/01/37	146,832	131,571,708
2.00%, 05/01/37	66,061	59,182,404
2.00%, 06/01/37	96,343	86,335,339
2.00%, 06/15/38(h)	100,939	90,442,978
2.00%, 07/01/50	60,774	50,232,361
2.00%, 09/01/50	68,493	56,593,508
2.00%, 10/01/50	163,518	135,217,414
2.00%, 11/01/50	2,593	2,141,489
2.00%, 12/01/50	241,256	200,353,687

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/01/51	$104,520	$87,158,085
2.00%, 02/01/51	460,488	379,661,720
2.00%, 03/01/51	486,089	401,143,363
2.00%, 04/01/51	502,574	414,742,869
2.00%, 05/01/51	113,210	93,674,725
2.00%, 06/01/51	265,693	219,571,041
2.00%, 07/01/51	196,316	162,039,216
2.00%, 08/01/51	83,975	69,279,733
2.00%, 09/01/51	37,221	30,663,981
2.00%, 10/01/51	707,243	583,150,542
2.00%, 11/01/51	395,477	325,821,157
2.00%, 12/01/51	412,418	339,430,663
2.00%, 01/01/52	237,138	195,340,493
2.00%, 02/01/52	368,965	303,578,942
2.00%, 03/01/52	143,475	117,947,011
2.00%, 04/01/52	1,121	923,125
2.00%, 06/01/52	14,920	12,284,521
2.00%, 06/15/53(h)	400,281	329,064,032
2.50%, 05/01/27	957	918,318
2.50%, 10/01/27	1,042	996,763
2.50%, 01/01/28	124	118,154
2.50%, 03/01/28	190	179,615
2.50%, 06/01/28	33	30,928
2.50%, 09/01/28	91	85,723
2.50%, 12/01/28	39	37,030
2.50%, 09/01/29	67	62,555
2.50%, 12/01/29	1,673	1,596,950
2.50%, 02/01/30	1,136	1,067,295
2.50%, 03/01/30	3,651	3,426,105
2.50%, 04/01/30	220	207,148
2.50%, 06/01/30	591	554,405
2.50%, 07/01/30	1,197	1,123,200
2.50%, 08/01/30	3,229	3,030,849
2.50%, 09/01/30	1,211	1,136,916
2.50%, 12/01/30	2,381	2,234,168
2.50%, 01/01/31	1,539	1,444,685
2.50%, 04/01/31	900	843,409
2.50%, 05/01/31	24	22,255
2.50%, 09/01/31	4,651	4,356,292
2.50%, 10/01/31	42,743	40,112,862
2.50%, 12/01/31	7,945	7,441,593
2.50%, 01/01/32	15,504	14,521,902
2.50%, 02/01/32	18,216	17,061,422
2.50%, 03/01/32	7,082	6,633,056
2.50%, 04/01/32	43,130	40,398,356
2.50%, 05/01/32	27,846	26,081,689
2.50%, 06/01/32	777	727,866
2.50%, 07/01/32	12,200	11,425,914
2.50%, 09/01/32	4,600	4,308,959
2.50%, 10/01/32	896	830,313
2.50%, 11/01/32	705	652,760
2.50%, 12/01/32	8,183	7,580,196
2.50%, 01/01/33	24,708	23,211,342
2.50%, 03/01/33	118	109,056
2.50%, 07/01/33	114	105,706
2.50%, 08/01/34	612	574,174
2.50%, 10/01/34	253	234,004
2.50%, 11/01/34	23,891	22,122,656
2.50%, 07/01/35	13,080	12,137,907
2.50%, 09/01/35	25,296	23,347,268
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/35	$80,782	$74,561,060
2.50%, 03/01/36	23,708	21,932,553
2.50%, 04/01/36	1,494	1,382,261
2.50%, 05/01/36	20,193	18,593,279
2.50%, 07/01/36	34,607	31,914,335
2.50%, 08/01/36	9,916	9,130,395
2.50%, 10/01/36	1,394	1,290,334
2.50%, 03/01/37	3,364	3,096,569
2.50%, 04/01/37	27,950	25,718,215
2.50%, 05/01/37	68,864	63,301,337
2.50%, 06/01/37	16,687	15,338,594
2.50%, 06/15/38(h)	98,077	90,257,510
2.50%, 05/01/43	219	193,436
2.50%, 02/01/47	754	657,647
2.50%, 04/01/47	9,569	8,346,461
2.50%, 12/01/47	186	161,972
2.50%, 07/01/50	45,478	39,475,845
2.50%, 08/01/50	49,013	42,303,737
2.50%, 09/01/50	148,317	128,040,909
2.50%, 10/01/50	189,671	162,981,042
2.50%, 11/01/50	218,613	188,129,893
2.50%, 12/01/50	64,314	55,110,856
2.50%, 01/01/51	142,019	121,587,507
2.50%, 02/01/51	19,848	17,013,210
2.50%, 03/01/51	64,633	55,287,014
2.50%, 04/01/51	38,526	33,017,129
2.50%, 05/01/51	21,033	18,061,757
2.50%, 07/01/51	251,609	215,516,809
2.50%, 08/01/51	288,667	247,892,168
2.50%, 09/01/51	153,536	131,429,733
2.50%, 10/01/51	70,387	60,274,521
2.50%, 11/01/51	101,531	87,076,115
2.50%, 12/01/51	400,062	343,051,842
2.50%, 01/01/52	451,994	386,521,727
2.50%, 02/01/52	109,733	94,082,797
2.50%, 03/01/52	257,355	220,038,503
2.50%, 04/01/52	203,923	174,343,185
2.50%, 05/01/52	117,913	100,780,391
2.50%, 07/01/52	59,817	51,146,842
2.50%, 08/01/52	11,531	9,856,079
2.50%, 06/15/53(h)	612,201	523,348,582
3.00%, 11/01/25	77	74,875
3.00%, 10/01/26	55	53,451
3.00%, 01/01/27	1,433	1,384,914
3.00%, 02/01/27	16	15,472
3.00%, 10/01/27	1,897	1,827,527
3.00%, 11/01/27	1,248	1,202,020
3.00%, 12/01/27	85	82,008
3.00%, 03/01/29	135	129,933
3.00%, 07/01/29	205	197,014
3.00%, 09/01/29	104	99,854
3.00%, 10/01/29	28	27,129
3.00%, 01/01/30	79	75,781
3.00%, 03/01/30	39,636	38,220,845
3.00%, 04/01/30	3,411	3,253,783
3.00%, 06/01/30	670	644,384
3.00%, 07/01/30	2,630	2,508,050
3.00%, 08/01/30	9,874	9,417,993
3.00%, 09/01/30	13,361	12,743,001
3.00%, 10/01/30	5,971	5,695,412

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/30	$1,392	$1,327,373
3.00%, 12/01/30	3,947	3,765,078
3.00%, 01/01/31	13,776	13,139,025
3.00%, 02/01/31	9,823	9,368,902
3.00%, 03/01/31	6,415	6,118,523
3.00%, 04/01/31	980	925,114
3.00%, 05/01/31	333	317,250
3.00%, 06/01/31	5,709	5,444,493
3.00%, 07/01/31	1,422	1,355,984
3.00%, 09/01/31	5,329	5,082,941
3.00%, 10/01/31	1,235	1,178,064
3.00%, 12/01/31	10,309	9,913,804
3.00%, 01/01/32	9,477	9,038,694
3.00%, 02/01/32	17,821	16,995,226
3.00%, 03/01/32	2,494	2,377,901
3.00%, 04/01/32	181	172,736
3.00%, 05/01/32	3,433	3,273,109
3.00%, 06/01/32	5,723	5,458,324
3.00%, 08/01/32	3,557	3,390,899
3.00%, 09/01/32	988	942,413
3.00%, 11/01/32	5,783	5,514,295
3.00%, 12/01/32	11,374	10,844,983
3.00%, 02/01/33	6,342	6,046,822
3.00%, 05/01/33	494	469,774
3.00%, 09/01/33	431	409,891
3.00%, 10/01/33	5,284	5,028,442
3.00%, 07/01/34	4,059	3,857,792
3.00%, 08/01/34	386	367,277
3.00%, 09/01/34	6,155	5,850,607
3.00%, 11/01/34	4,046	3,845,161
3.00%, 12/01/34	13,932	13,241,625
3.00%, 03/01/35	3,918	3,723,522
3.00%, 04/01/35	23,146	21,946,472
3.00%, 06/01/35	650	616,679
3.00%, 07/01/35	3,210	3,051,291
3.00%, 10/01/35	9,328	8,844,554
3.00%, 12/01/35	6,427	6,115,599
3.00%, 07/01/37	15,433	14,578,443
3.00%, 06/15/38(h)	147,245	138,815,977
3.00%, 08/01/42	227	206,542
3.00%, 09/01/42	84	75,768
3.00%, 10/01/42	3,533	3,220,909
3.00%, 11/01/42	2,709	2,470,003
3.00%, 12/01/42	14,212	12,956,317
3.00%, 01/01/43	7,616	6,943,113
3.00%, 02/01/43	240	218,751
3.00%, 03/01/43	10,070	9,177,513
3.00%, 04/01/43	11,030	10,053,346
3.00%, 05/01/43	4,576	4,170,391
3.00%, 06/01/43	2,347	2,138,358
3.00%, 07/01/43	1,627	1,482,835
3.00%, 08/01/43	2,692	2,453,557
3.00%, 09/01/43	6,523	5,945,540
3.00%, 01/01/44	9,080	8,275,718
3.00%, 10/01/44	28,677	26,138,146
3.00%, 12/01/44	11	9,839
3.00%, 01/01/45	2,909	2,651,626
3.00%, 02/01/45	261	237,399
3.00%, 03/01/45	12,447	11,344,533
3.00%, 04/01/45	106	95,550
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$12,032	$10,945,863
3.00%, 06/01/45	58	52,408
3.00%, 08/01/45	133	120,758
3.00%, 09/01/45	913	825,486
3.00%, 11/01/45	1,992	1,802,003
3.00%, 12/01/45	366	330,761
3.00%, 01/01/46	562	507,441
3.00%, 04/01/46	3,165	2,862,494
3.00%, 06/01/46	61	55,202
3.00%, 07/01/46	74,900	67,742,604
3.00%, 08/01/46	13,377	12,097,092
3.00%, 10/01/46	4,126	3,729,849
3.00%, 11/01/46	51,174	46,266,315
3.00%, 12/01/46	113,175	102,324,769
3.00%, 01/01/47	42,221	38,171,143
3.00%, 02/01/47	69,089	62,452,271
3.00%, 03/01/47	37,516	33,912,834
3.00%, 05/01/47	1,437	1,298,650
3.00%, 07/01/47	17,234	15,578,251
3.00%, 08/01/47	5,328	4,816,287
3.00%, 12/01/47	27,823	25,150,249
3.00%, 03/01/48	4,180	3,778,057
3.00%, 04/01/48	169	150,951
3.00%, 09/01/48	423	382,659
3.00%, 11/01/48	48,246	43,609,839
3.00%, 02/01/49	22,332	20,197,416
3.00%, 09/01/49	10,392	9,348,046
3.00%, 11/01/49	16,299	14,595,127
3.00%, 12/01/49	31,102	27,832,467
3.00%, 02/01/50	8,211	7,341,444
3.00%, 03/01/50	20,381	18,214,253
3.00%, 04/01/50	32,600	29,116,991
3.00%, 05/01/50	9,418	8,372,450
3.00%, 06/01/50	56,348	50,333,553
3.00%, 07/01/50	48,788	43,579,830
3.00%, 08/01/50	69,750	62,462,385
3.00%, 09/01/50	202	180,017
3.00%, 10/01/50	118,794	105,575,520
3.00%, 11/01/50	1,734	1,547,516
3.00%, 12/01/50	596	531,836
3.00%, 01/01/51	20,193	17,984,828
3.00%, 05/01/51	56,244	50,771,028
3.00%, 06/01/51	49,334	43,964,474
3.00%, 07/01/51	3,856	3,437,984
3.00%, 08/01/51	64,653	57,593,573
3.00%, 11/01/51	19,827	17,645,886
3.00%, 01/01/52	45,330	40,261,970
3.00%, 02/01/52	19,588	17,429,193
3.00%, 03/01/52	46,508	41,278,545
3.00%, 04/01/52	190,699	169,671,519
3.00%, 05/01/52	59,377	52,699,445
3.00%, 06/15/53(h)	468,002	415,379,454
3.50%, 10/01/25	136	132,432
3.50%, 01/01/27	190	184,352
3.50%, 11/01/28	106	103,400
3.50%, 01/01/29	214	208,355
3.50%, 11/01/29	100	96,437
3.50%, 12/01/29	844	822,177
3.50%, 07/01/30	5,377	5,230,903
3.50%, 10/01/30	1,449	1,409,197

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/30	$314	$304,789
3.50%, 03/01/31	2,174	2,107,827
3.50%, 06/01/31	6,724	6,531,392
3.50%, 01/01/32	8,032	7,798,374
3.50%, 02/01/32	1,011	978,944
3.50%, 05/01/32	4,043	3,922,176
3.50%, 06/01/32	3,710	3,599,641
3.50%, 07/01/32	1,339	1,298,060
3.50%, 08/01/32	955	916,990
3.50%, 09/01/32	2,248	2,183,321
3.50%, 10/01/32	897	861,605
3.50%, 11/01/32	1,052	1,014,602
3.50%, 12/01/32	122	118,351
3.50%, 02/01/33	528	511,966
3.50%, 03/01/33	4,691	4,551,139
3.50%, 04/01/33	5,836	5,605,689
3.50%, 05/01/33	4,190	4,062,935
3.50%, 06/01/33	4,892	4,743,475
3.50%, 10/01/33	661	641,339
3.50%, 01/01/34	1,687	1,636,202
3.50%, 02/01/34	23,691	22,970,213
3.50%, 03/01/34	544	524,386
3.50%, 04/01/34	1,431	1,383,936
3.50%, 05/01/34	2,043	1,969,808
3.50%, 07/01/34	6,777	6,582,258
3.50%, 08/01/34	5,721	5,516,619
3.50%, 01/01/35	4,024	3,880,201
3.50%, 05/01/35	334	323,950
3.50%, 06/15/38(h)	91,040	87,270,791
3.50%, 08/01/38	953	901,961
3.50%, 09/01/38	1,608	1,522,755
3.50%, 11/01/40	249	234,241
3.50%, 02/01/41	278	261,049
3.50%, 02/01/42	7,862	7,387,458
3.50%, 03/01/42	56	52,975
3.50%, 04/01/42	25	23,464
3.50%, 05/01/42	2,713	2,548,702
3.50%, 08/01/42	455	428,023
3.50%, 11/01/42	9,660	9,073,041
3.50%, 12/01/42	3,512	3,291,688
3.50%, 01/01/43	86	80,867
3.50%, 02/01/43	546	516,556
3.50%, 04/01/43	98	92,651
3.50%, 05/01/43	129	120,824
3.50%, 06/01/43	3,545	3,327,460
3.50%, 08/01/43	101	94,637
3.50%, 10/01/43	3,822	3,589,769
3.50%, 09/01/44	224	210,123
3.50%, 10/01/44	4,556	4,276,480
3.50%, 01/01/45	112	104,634
3.50%, 02/01/45	5,596	5,253,523
3.50%, 03/01/45	21,693	20,310,305
3.50%, 05/01/45	23,832	22,302,626
3.50%, 06/01/45	94	87,915
3.50%, 07/01/45	9,709	9,085,290
3.50%, 08/01/45	3,865	3,616,724
3.50%, 10/01/45	1,965	1,845,731
3.50%, 11/01/45	276	257,047
3.50%, 12/01/45	36,776	34,362,554
3.50%, 01/01/46	16,411	15,412,615

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/46	$16,531	$15,433,910
3.50%, 03/01/46	20,568	19,207,434
3.50%, 04/01/46	2,963	2,754,910
3.50%, 05/01/46	17,167	16,042,583
3.50%, 06/01/46	3,226	2,998,276
3.50%, 07/01/46	27,212	25,437,565
3.50%, 08/01/46	8,695	8,091,523
3.50%, 09/01/46	7,032	6,539,713
3.50%, 10/01/46	9,694	9,039,570
3.50%, 11/01/46	13,742	12,828,966
3.50%, 12/01/46	60,512	56,598,364
3.50%, 01/01/47	31,542	29,505,410
3.50%, 02/01/47	13,303	12,411,367
3.50%, 04/01/47	12,420	11,602,529
3.50%, 05/01/47	14,373	13,430,350
3.50%, 06/01/47	9,695	9,047,242
3.50%, 07/01/47	63,222	58,885,110
3.50%, 08/01/47	15,206	14,170,255
3.50%, 09/01/47	16,343	15,192,918
3.50%, 10/01/47	12,476	11,663,695
3.50%, 11/01/47	17,679	16,523,118
3.50%, 12/01/47	16,968	15,777,654
3.50%, 01/01/48	37,064	34,518,955
3.50%, 02/01/48	78,698	73,295,153
3.50%, 03/01/48	2,517	2,340,901
3.50%, 04/01/48	11,695	10,911,959
3.50%, 05/01/48	2,349	2,209,365
3.50%, 06/01/48	3,377	3,138,476
3.50%, 07/01/48	2,639	2,454,093
3.50%, 11/01/48	39,688	36,882,405
3.50%, 02/01/49	125	115,604
3.50%, 03/01/49	1,553	1,442,371
3.50%, 04/01/49	2,491	2,321,305
3.50%, 05/01/49	1,647	1,524,976
3.50%, 06/01/49	85,588	79,655,800
3.50%, 07/01/49	13,978	12,942,189
3.50%, 09/01/49	18,890	17,489,718
3.50%, 04/01/50	47,857	44,601,084
3.50%, 05/01/50	10,613	9,803,752
3.50%, 06/01/50	5,432	5,018,217
3.50%, 07/01/50	14,878	13,747,035
3.50%, 02/01/51	30,213	27,963,206
3.50%, 05/01/51	770	717,047
3.50%, 07/01/51	4,387	4,035,309
3.50%, 05/01/52	47,964	43,982,760
3.50%, 06/01/52	69,729	64,066,569
3.50%, 07/01/52	27,599	25,432,449
3.50%, 06/15/53(h)	388,286	356,722,596
4.00%, 10/01/25	589	577,937
4.00%, 11/01/25	31	30,654
4.00%, 03/01/26	252	246,823
4.00%, 06/01/26	337	330,111
4.00%, 09/01/26	122	120,009
4.00%, 12/01/30	1,078	1,061,804
4.00%, 01/01/31	403	396,911
4.00%, 02/01/31	285	280,803
4.00%, 10/01/31	1,225	1,207,097
4.00%, 02/01/32	1,595	1,571,176
4.00%, 07/01/32	3,807	3,731,434
4.00%, 05/01/33	4,912	4,794,786

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/33	$824	$804,028
4.00%, 07/01/33	1,447	1,412,932
4.00%, 12/01/33	8,257	8,103,042
4.00%, 06/01/38	2,907	2,845,802
4.00%, 06/15/38	66,440	64,572,528
4.00%, 12/01/40	22	21,028
4.00%, 12/01/41	1,118	1,080,087
4.00%, 03/01/42	2,535	2,448,194
4.00%, 06/01/42	1,835	1,772,323
4.00%, 07/01/42	66	64,154
4.00%, 09/01/43	115	111,278
4.00%, 10/01/43	85	82,466
4.00%, 04/01/44	41	40,116
4.00%, 05/01/44	2,710	2,626,073
4.00%, 06/01/44	4,435	4,284,978
4.00%, 10/01/44	1,245	1,202,214
4.00%, 12/01/44	9,466	9,146,445
4.00%, 01/01/45	12,207	11,788,912
4.00%, 02/01/45	38,380	37,124,782
4.00%, 03/01/45	6,025	5,822,608
4.00%, 05/01/45	10,969	10,615,429
4.00%, 06/01/45	6,068	5,859,676
4.00%, 07/01/45	421	406,261
4.00%, 08/01/45	352	339,162
4.00%, 09/01/45	815	787,387
4.00%, 11/01/45	140	135,089
4.00%, 12/01/45	900	869,042
4.00%, 01/01/46	792	763,521
4.00%, 02/01/46	1,294	1,243,065
4.00%, 03/01/46	1,619	1,554,569
4.00%, 04/01/46	2,551	2,445,847
4.00%, 05/01/46	7,328	7,061,229
4.00%, 06/01/46	19,629	19,018,353
4.00%, 07/01/46	22,730	21,876,902
4.00%, 08/01/46	3,973	3,817,069
4.00%, 09/01/46	142	136,621
4.00%, 10/01/46	4,145	3,993,629
4.00%, 11/01/46	1,454	1,410,648
4.00%, 02/01/47	2,980	2,873,890
4.00%, 03/01/47	2,219	2,106,695
4.00%, 04/01/47	6,636	6,376,037
4.00%, 05/01/47	5,928	5,704,429
4.00%, 06/01/47	11,766	11,332,433
4.00%, 07/01/47	18,596	17,854,262
4.00%, 08/01/47	15,650	15,015,453
4.00%, 09/01/47	16,496	15,836,763
4.00%, 10/01/47	14,250	13,751,920
4.00%, 11/01/47	6,714	6,431,036
4.00%, 12/01/47	10,611	10,169,789
4.00%, 01/01/48	2,097	2,010,056
4.00%, 02/01/48	22,166	21,231,605
4.00%, 04/01/48	23,786	22,772,143
4.00%, 05/01/48	1,926	1,843,496
4.00%, 07/01/48	3,147	3,012,487
4.00%, 09/01/48	11,779	11,275,658
4.00%, 10/01/48	8,437	8,095,838
4.00%, 11/01/48	24,983	23,916,365
4.00%, 01/01/49	3,304	3,174,205
4.00%, 02/01/49	3,471	3,322,986
4.00%, 03/01/49	40,023	38,315,174
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/49	$11,948	$11,497,581
4.00%, 05/01/49	8,997	8,655,039
4.00%, 06/01/49	34,365	33,001,543
4.00%, 07/01/49	61,074	58,542,813
4.00%, 08/01/49	973	937,957
4.00%, 10/01/49	1,730	1,660,916
4.00%, 11/01/49	2,808	2,698,191
4.00%, 12/01/49	3,903	3,730,439
4.00%, 02/01/50	624	596,194
4.00%, 03/01/51	8,514	8,136,613
4.00%, 05/01/51	21,747	20,819,290
4.00%, 04/01/52	17,249	16,304,920
4.00%, 05/01/52	37,488	35,427,604
4.00%, 06/01/52	49,176	46,469,876
4.00%, 07/01/52	84,879	80,181,978
4.00%, 08/01/52	210,763	199,149,466
4.00%, 09/01/52	22,107	20,889,435
4.00%, 10/01/52	28,341	26,935,736
4.00%, 11/01/52	4,541	4,290,966
4.00%, 06/15/53(h)	131,765	124,476,748
4.50%, 10/01/24	80	79,062
4.50%, 02/01/25	41	40,010
4.50%, 04/01/25	62	61,413
4.50%, 06/01/25	304	299,389
4.50%, 08/01/31	1,093	1,089,154
4.50%, 08/01/34	275	270,972
4.50%, 06/15/38	4,200	4,140,117
4.50%, 09/01/40	2,740	2,718,458
4.50%, 12/01/40	1,598	1,585,758
4.50%, 01/01/41	3,275	3,249,600
4.50%, 05/01/41	2,123	2,106,436
4.50%, 06/01/41	12,544	12,486,153
4.50%, 08/01/41	4,379	4,343,223
4.50%, 09/01/41	1,441	1,429,245
4.50%, 01/01/42	1,483	1,470,184
4.50%, 09/01/42	1,367	1,355,780
4.50%, 08/01/43	2,287	2,269,440
4.50%, 12/01/43	76	75,946
4.50%, 03/01/44	14	13,708
4.50%, 04/01/44	3,895	3,861,874
4.50%, 06/01/44	774	768,291
4.50%, 12/01/44	272	269,063
4.50%, 02/01/45	1,574	1,560,084
4.50%, 08/01/45	2,142	2,123,007
4.50%, 10/01/45	397	393,842
4.50%, 11/01/45	188	186,221
4.50%, 12/01/45	620	614,245
4.50%, 01/01/46	74	72,936
4.50%, 02/01/46	8,033	7,969,364
4.50%, 03/01/46	1,390	1,378,462
4.50%, 04/01/46	264	261,843
4.50%, 05/01/46	155	153,673
4.50%, 06/01/46	4	4,356
4.50%, 07/01/46	27	26,975
4.50%, 08/01/46	1,941	1,922,263
4.50%, 09/01/46	766	762,159
4.50%, 10/01/46	998	988,541
4.50%, 01/01/47	408	403,237
4.50%, 02/01/47	148	147,164
4.50%, 03/01/47	1,828	1,800,645

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/47	$5,323	$5,244,959
4.50%, 06/01/47	2,964	2,918,954
4.50%, 07/01/47	23	22,435
4.50%, 08/01/47	246	241,900
4.50%, 10/01/47	6,919	6,823,782
4.50%, 01/01/48	10,089	9,936,320
4.50%, 02/01/48	1,036	1,020,461
4.50%, 03/01/48	5,720	5,634,848
4.50%, 04/01/48	2,692	2,646,878
4.50%, 05/01/48	5,599	5,511,697
4.50%, 06/01/48	3,629	3,575,847
4.50%, 07/01/48	2,117	2,081,100
4.50%, 08/01/48	10,112	9,954,431
4.50%, 09/01/48	283	274,829
4.50%, 10/01/48	13,321	13,097,389
4.50%, 11/01/48	4,933	4,849,457
4.50%, 12/01/48	18,522	18,220,438
4.50%, 01/01/49	5,856	5,755,707
4.50%, 02/01/49	7,257	7,133,489
4.50%, 03/01/49	817	803,729
4.50%, 04/01/49	13,095	12,891,810
4.50%, 05/01/49	11,256	11,046,805
4.50%, 07/01/49	804	788,761
4.50%, 08/01/49	175	171,974
4.50%, 09/01/50	39,552	38,877,138
4.50%, 05/01/52	10,890	10,683,914
4.50%, 06/01/52	48,735	47,141,604
4.50%, 07/01/52	2,523	2,443,402
4.50%, 08/01/52	5,933	5,744,884
4.50%, 09/01/52	76,079	73,916,861
4.50%, 10/01/52	105,574	102,700,465
4.50%, 11/01/52	1,990	1,926,857
4.50%, 12/01/52	111,318	108,215,177
4.50%, 06/15/53(h)	224,870	217,803,285
5.00%, 07/01/23	5	4,966
5.00%, 12/01/23	0	63
5.00%, 09/01/33	92	92,712
5.00%, 11/01/33	2,655	2,685,361
5.00%, 06/01/35	130	131,531
5.00%, 10/01/35	46	46,476
5.00%, 12/01/36	38	38,485
5.00%, 06/15/38	975	972,448
5.00%, 05/01/39	28	28,589
5.00%, 06/01/39	539	545,699
5.00%, 12/01/39	81	82,705
5.00%, 01/01/40	2	1,940
5.00%, 03/01/40	1,434	1,459,033
5.00%, 04/01/40	227	231,220
5.00%, 05/01/40	14	14,309
5.00%, 06/01/40	125	126,418
5.00%, 07/01/40	794	808,303
5.00%, 08/01/40	1,193	1,215,181
5.00%, 09/01/40	10	9,748
5.00%, 10/01/40	34	34,882
5.00%, 04/01/41	580	591,887
5.00%, 05/01/41	2,341	2,382,421
5.00%, 06/01/41	592	600,905
5.00%, 08/01/41	1,059	1,074,576
5.00%, 10/01/41	2,790	2,831,411
5.00%, 01/01/42	14,575	14,830,552
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/42	$5,302	$5,394,467
5.00%, 09/01/47	474	473,538
5.00%, 02/01/48	1,753	1,751,773
5.00%, 03/01/48	1,539	1,541,535
5.00%, 04/01/48	2,315	2,314,006
5.00%, 05/01/48	2,055	2,055,117
5.00%, 07/01/48	2,540	2,549,006
5.00%, 09/01/48	1,743	1,742,448
5.00%, 01/01/49	131	131,323
5.00%, 04/01/49	6,804	6,820,337
5.00%, 05/01/49	31	30,679
5.00%, 06/01/49	269	268,750
5.00%, 09/01/49	66	65,970
5.00%, 10/01/49	180	180,495
5.00%, 08/01/52	15,604	15,429,765
5.00%, 09/01/52	26,042	25,837,290
5.00%, 10/01/52	32,466	32,174,385
5.00%, 11/01/52	33,089	32,759,531
5.00%, 12/01/52	25,968	25,763,483
5.00%, 01/01/53	47,860	47,329,590
5.00%, 02/01/53	7,520	7,411,041
5.00%, 03/01/53	13,337	13,143,743
5.00%, 04/01/53	38,716	38,132,721
5.00%, 06/15/53(h)	263,468	259,531,539
5.50%, 05/01/33	987	1,014,672
5.50%, 11/01/33	2,009	2,064,614
5.50%, 09/01/34	2,976	3,061,794
5.50%, 09/01/36	221	227,092
5.50%, 03/01/38	183	189,635
5.50%, 06/01/38	4,917	5,102,755
5.50%, 11/01/38	399	414,116
5.50%, 07/01/40	1,253	1,297,840
5.50%, 09/01/41	31,506	32,394,145
5.50%, 01/01/47	2,483	2,564,097
5.50%, 12/01/48	234	240,552
5.50%, 09/01/52	14,004	14,294,662
5.50%, 11/01/52	15,311	15,460,386
5.50%, 12/01/52	65,568	66,239,884
5.50%, 01/01/53	85,400	86,605,059
5.50%, 02/01/53	37,093	37,284,237
5.50%, 03/01/53	65,110	65,999,374
5.50%, 04/01/53	15,640	15,653,441
5.50%, 06/15/53(h)	306,180	305,988,637
6.00%, 03/01/34	1,659	1,731,222
6.00%, 05/01/34	143	148,774
6.00%, 08/01/34	276	288,707
6.00%, 11/01/34	89	93,195
6.00%, 09/01/36	390	412,547
6.00%, 08/01/37	886	936,309
6.00%, 03/01/38	302	319,454
6.00%, 05/01/38	151	160,027
6.00%, 09/01/38	122	128,727
6.00%, 06/01/39	2,389	2,493,265
6.00%, 10/01/39	156	165,003
6.00%, 07/01/41	1,320	1,394,957
6.00%, 02/01/49	6,359	6,720,734
6.50%, 08/01/36	21	22,387
6.50%, 09/01/36	175	186,491
6.50%, 10/01/36	24	25,234
6.50%, 12/01/36	34	36,075

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.50%, 07/01/37	$42	$45,157
6.50%, 08/01/37	1,925	2,049,254
6.50%, 10/01/37	76	80,734
6.50%, 11/01/37	18	19,535
6.50%, 12/01/37	585	622,641
6.50%, 06/01/38	16	16,624
6.50%, 10/01/39	517	550,260
6.50%, 05/01/40	17	18,503
7.00%, 04/01/37	678	737,066
		25,278,332,615
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,509,510
1.50%, 08/15/24	1,000	959,570
2.13%, 12/14/29	70	61,921
2.50%, 12/08/23	1,000	984,710
2.75%, 12/13/24	250	242,310
2.88%, 09/13/24	1,000	973,950
3.13%, 06/13/25	980	952,168
3.25%, 11/16/28	25,470	24,781,291
5.50%, 07/15/36	7,900	9,059,878
Federal Home Loan Mortgage Corp.
2.75%, 06/19/23	6,935	6,926,539
5.00%, 04/01/53	4,953	4,878,207
5.50%, 04/01/53	22,976	23,008,504
6.25%, 07/15/32(b)	73,453	86,849,358
6.75%, 03/15/31	21,820	25,996,130
Federal National Mortgage Association
0.25%, 07/10/23	121,600	120,917,824
0.38%, 08/25/25	24,991	22,863,516
0.63%, 04/22/25	5,000	4,650,150
0.88%, 08/05/30	17,530	14,238,392
1.63%, 01/07/25	13,020	12,404,415
1.75%, 07/02/24	1,550	1,495,781
1.88%, 09/24/26	1,285	1,198,006
2.50%, 02/05/24	200	196,094
2.63%, 09/06/24	39,730	38,629,876
2.88%, 09/12/23	5,000	4,964,500
4.50%, 04/01/53	17,963	17,393,221
5.00%, 09/01/52	999	986,219
5.00%, 04/01/53	47,062	46,353,422
5.63%, 07/15/37	795	926,914
6.25%, 05/15/29	580	651,676
6.63%, 11/15/30	8,180	9,621,725
7.13%, 01/15/30	10,000	11,872,100
7.25%, 05/15/30	17,396	20,915,211
Tennessee Valley Authority
1.50%, 09/15/31	1,000	816,310
3.50%, 12/15/42	525	438,422
4.63%, 09/15/60	1,000	974,100
4.88%, 01/15/48	8,035	8,001,092
5.25%, 09/15/39	458	484,376
5.50%, 06/15/38	10,000	10,893,500
5.88%, 04/01/36	95	108,735
6.15%, 01/15/38	3,553	4,139,067
7.13%, 05/01/30	3,556	4,178,158
Series B, 4.70%, 07/15/33	1,500	1,553,445
Series E, 6.75%, 11/01/25	7,000	7,362,670
		561,412,963
Security	Par (000)	Value

U.S. Government Obligations — 41.7%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$141,870	$135,297,430
0.25%, 06/15/24	139,076	132,209,122
0.25%, 05/31/25	106,410	98,009,430
0.25%, 06/30/25	4,100	3,770,719
0.25%, 07/31/25	184,800	169,409,625
0.25%, 08/31/25	340,050	310,933,219
0.25%, 09/30/25	116,300	106,205,524
0.25%, 10/31/25	194,300	176,813,000
0.38%, 04/15/24	15,910	15,253,091
0.38%, 07/15/24	38,455	36,509,718
0.38%, 08/15/24	87,250	82,567,129
0.38%, 09/15/24	5,000	4,717,969
0.38%, 04/30/25	44,000	40,730,938
0.38%, 11/30/25	467,800	425,990,375
0.38%, 12/31/25	210,900	191,820,141
0.38%, 01/31/26	798,200	723,555,832
0.38%, 07/31/27	119,700	103,690,125
0.38%, 09/30/27	5,000	4,310,938
0.50%, 02/28/26	204,700	185,701,281
0.50%, 04/30/27	93,800	82,309,500
0.50%, 05/31/27	108,400	94,858,469
0.50%, 06/30/27	136,900	119,509,422
0.50%, 08/31/27	155,022	134,724,241
0.50%, 10/31/27	202,200	174,855,610
0.63%, 10/15/24	12,820	12,102,381
0.63%, 07/31/26	60,000	54,009,375
0.63%, 03/31/27	75,600	66,841,032
0.63%, 11/30/27	197,000	170,989,844
0.63%, 12/31/27	187,400	162,291,329
0.63%, 05/15/30	270,400	219,826,750
0.63%, 08/15/30	396,000	320,265,000
0.75%, 11/15/24	113,750	107,333,789
0.75%, 03/31/26	20,500	18,712,656
0.75%, 04/30/26	94,000	85,532,657
0.75%, 05/31/26	42,800	38,857,719
0.75%, 08/31/26	227,900	205,501,703
0.75%, 01/31/28	496,300	431,664,682
0.88%, 06/30/26	170,000	154,819,532
0.88%, 09/30/26	190,610	172,412,702
0.88%, 11/15/30	163,800	134,674,312
1.00%, 12/15/24	165,200	156,094,640
1.00%, 07/31/28	200,000	174,000,000
1.13%, 01/15/25	157,460	148,762,796
1.13%, 02/28/25	83,700	78,883,981
1.13%, 10/31/26	171,100	155,701,000
1.13%, 02/28/27	40,300	36,411,680
1.13%, 02/29/28	132,340	116,976,153
1.13%, 08/31/28	273,600	239,186,250
1.13%, 02/15/31	257,200	215,003,125
1.13%, 05/15/40	156,500	101,725,000
1.13%, 08/15/40	58,000	37,391,875
1.25%, 08/31/24	127,850	122,126,715
1.25%, 11/30/26	164,900	150,393,953
1.25%, 12/31/26	191,230	174,213,519
1.25%, 03/31/28	216,000	191,733,750
1.25%, 04/30/28	169,100	149,864,875
1.25%, 05/31/28	229,110	202,726,552
1.25%, 06/30/28	232,175	205,039,547
1.25%, 09/30/28	317,000	278,365,625

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 08/15/31	$318,900	$265,284,937
1.25%, 05/15/50	205,900	115,529,203
1.38%, 08/31/26	22,500	20,712,305
1.38%, 10/31/28	185,000	163,305,860
1.38%, 12/31/28	196,730	173,183,878
1.38%, 11/15/31	400,250	334,646,523
1.38%, 11/15/40	284,800	191,038,500
1.38%, 08/15/50	18,100	10,489,516
1.50%, 09/30/24	103,300	98,841,153
1.50%, 10/31/24	105,100	100,366,395
1.50%, 11/30/24	290,100	276,546,891
1.50%, 02/15/25	152,720	144,964,687
1.50%, 08/15/26	382,000	353,230,625
1.50%, 01/31/27	325,280	298,342,750
1.50%, 11/30/28	284,200	252,227,500
1.50%, 02/15/30	75,485	65,730,923
1.63%, 02/15/26	207,890	194,685,738
1.63%, 05/15/26	250,000	233,164,062
1.63%, 09/30/26	44,500	41,256,367
1.63%, 10/31/26	76,300	70,625,188
1.63%, 11/30/26	21,200	19,596,750
1.63%, 08/15/29	54,000	47,823,750
1.63%, 05/15/31	340,910	293,981,608
1.63%, 11/15/50	229,500	142,254,141
1.75%, 06/30/24	151,540	146,170,985
1.75%, 07/31/24	69,380	66,816,193
1.75%, 12/31/24	140,400	134,114,907
1.75%, 03/15/25	101,700	96,813,633
1.75%, 12/31/26	61,870	57,389,259
1.75%, 01/31/29	170,700	153,149,906
1.75%, 08/15/41	271,420	191,520,737
1.88%, 08/31/24	91,100	87,697,984
1.88%, 06/30/26	80,000	75,087,500
1.88%, 07/31/26	24,900	23,330,133
1.88%, 02/28/27	178,100	165,424,290
1.88%, 02/28/29	159,200	143,690,438
1.88%, 02/15/32	422,760	367,404,862
1.88%, 02/15/41	130,200	94,923,938
1.88%, 02/15/51	575,700	380,501,719
1.88%, 11/15/51	233,450	153,712,234
2.00%, 05/31/24	34,050	32,987,267
2.00%, 06/30/24	124,294	120,171,906
2.00%, 02/15/25	180,068	172,415,110
2.00%, 08/15/25	326,715	310,915,268
2.00%, 11/15/26	181,000	169,546,094
2.00%, 11/15/41	103,260	75,912,234
2.00%, 02/15/50	102,000	69,838,125
2.00%, 08/15/51	466,600	317,579,625
2.13%, 03/31/24	10,900	10,623,668
2.13%, 07/31/24	215,509	208,378,682
2.13%, 09/30/24	100,000	96,449,219
2.13%, 11/30/24	76,050	73,177,330
2.13%, 05/15/25	245,800	235,142,267
2.13%, 05/31/26	85,300	80,721,789
2.25%, 10/31/24	20,000	19,299,219
2.25%, 11/15/24	214,966	207,333,028
2.25%, 12/31/24	75,300	72,488,016
2.25%, 11/15/25	167,829	160,171,802
2.25%, 03/31/26	88,500	84,240,938
2.25%, 02/15/27	161,206	151,936,561
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 08/15/27	$146,750	$137,589,591
2.25%, 11/15/27	153,750	143,864,356
2.25%, 05/15/41	276,900	214,251,375
2.25%, 08/15/46	118,960	87,175,375
2.25%, 08/15/49	106,500	77,378,906
2.25%, 02/15/52	252,900	182,483,156
2.38%, 08/15/24	259,717	251,773,311
2.38%, 04/30/26	115,800	110,489,485
2.38%, 05/15/27	190,870	180,267,769
2.38%, 03/31/29	244,200	226,419,187
2.38%, 05/15/29	191,600	177,484,470
2.38%, 02/15/42	141,000	110,310,469
2.38%, 11/15/49	229,400	171,333,125
2.38%, 05/15/51	136,000	101,107,500
2.50%, 04/30/24	75,500	73,627,246
2.50%, 05/15/24	51,100	49,788,567
2.50%, 05/31/24	33,940	33,043,772
2.50%, 01/31/25	35,340	34,125,188
2.50%, 02/28/26	92,350	88,540,563
2.50%, 03/31/27	109,200	103,731,469
2.50%, 02/15/45	50,824	39,475,954
2.50%, 02/15/46	152,800	118,014,125
2.50%, 05/15/46	123,517	95,301,085
2.63%, 03/31/25	5,000	4,834,570
2.63%, 04/15/25	97,100	93,845,633
2.63%, 12/31/25	86,500	83,269,766
2.63%, 01/31/26	86,000	82,754,844
2.63%, 05/31/27	132,700	126,448,587
2.63%, 02/15/29	211,491	198,966,767
2.63%, 07/31/29	145,500	136,531,290
2.75%, 02/28/25	90,500	87,746,113
2.75%, 05/15/25	168,000	162,677,812
2.75%, 06/30/25	141,900	137,343,680
2.75%, 08/31/25	173,108	167,427,894
2.75%, 04/30/27	169,300	162,170,884
2.75%, 07/31/27	119,500	114,309,219
2.75%, 02/15/28	222,702	212,489,027
2.75%, 05/31/29	285,900	270,421,197
2.75%, 08/15/32	429,850	399,760,500
2.75%, 08/15/42	106,523	88,330,869
2.75%, 11/15/42	128,580	106,299,497
2.75%, 08/15/47	219,000	176,739,844
2.75%, 11/15/47	158,550	127,979,578
2.88%, 04/30/25	48,000	46,586,250
2.88%, 05/31/25	146,800	142,482,016
2.88%, 06/15/25	277,400	269,186,361
2.88%, 07/31/25	183,900	178,397,368
2.88%, 11/30/25	110,400	106,950,000
2.88%, 05/15/28	262,994	252,042,767
2.88%, 08/15/28	219,930	210,359,610
2.88%, 04/30/29	176,320	167,972,350
2.88%, 05/15/32	489,500	460,512,422
2.88%, 05/15/43	130,184	109,517,290
2.88%, 08/15/45	153,125	126,926,270
2.88%, 11/15/46	54,000	44,659,688
2.88%, 05/15/49	42,000	34,774,688
2.88%, 05/15/52	205,000	169,893,750
3.00%, 06/30/24	229,620	224,417,672
3.00%, 07/31/24	294,400	287,592,000
3.00%, 07/15/25	181,030	176,079,961

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 09/30/25	$163,100	$158,551,040
3.00%, 10/31/25	127,600	124,061,094
3.00%, 05/15/42	43,150	37,338,234
3.00%, 11/15/44	99,727	84,830,279
3.00%, 05/15/45	121,400	102,962,375
3.00%, 11/15/45	65,100	55,131,563
3.00%, 02/15/47	116,190	98,162,395
3.00%, 05/15/47	152,118	128,587,247
3.00%, 02/15/48	148,550	125,617,594
3.00%, 08/15/48	150,190	127,051,353
3.00%, 02/15/49	32,400	27,453,938
3.00%, 08/15/52	203,680	173,255,300
3.13%, 08/15/25	159,300	155,342,391
3.13%, 08/31/27	9,200	8,932,625
3.13%, 11/15/28	207,515	200,722,127
3.13%, 08/31/29	208,900	201,604,821
3.13%, 11/15/41	53,900	47,827,828
3.13%, 02/15/42	71,800	63,543,000
3.13%, 02/15/43	76,200	66,853,594
3.13%, 08/15/44	60,519	52,642,074
3.13%, 05/15/48	148,860	128,787,159
3.25%, 08/31/24	104,180	102,015,009
3.25%, 06/30/29	175,480	170,599,462
3.25%, 05/15/42	155,200	139,413,250
3.38%, 05/15/33	110,000	107,645,312
3.38%, 08/15/42	46,000	42,039,688
3.38%, 05/15/44	84,200	76,358,875
3.38%, 11/15/48	46,750	42,367,188
3.50%, 09/15/25	136,970	134,701,434
3.50%, 01/31/28	180,900	178,469,156
3.50%, 04/30/28	201,700	199,131,478
3.50%, 01/31/30	161,000	158,811,406
3.50%, 04/30/30	195,600	193,155,000
3.50%, 02/15/33	355,800	351,574,875
3.50%, 02/15/39	24,000	23,197,500
3.63%, 05/15/26	134,000	132,450,625
3.63%, 03/31/28	48,400	48,033,219
3.63%, 05/31/28	120,000	119,325,000
3.63%, 03/31/30	170,000	169,123,437
3.63%, 08/15/43	89,600	84,756,000
3.63%, 02/15/44	83,950	79,214,695
3.63%, 02/15/53	226,700	217,915,375
3.63%, 05/15/53	100,000	96,250,000
3.75%, 04/15/26	262,100	259,806,625
3.75%, 05/31/30	80,000	80,250,000
3.75%, 08/15/41	52,000	50,626,875
3.75%, 11/15/43	36,600	35,250,375
3.88%, 03/31/25	169,300	167,342,469
3.88%, 04/30/25	70,000	69,239,844
3.88%, 01/15/26	253,700	251,935,993
3.88%, 11/30/27	80,000	80,137,500
3.88%, 12/31/27	13,000	13,021,328
3.88%, 09/30/29	233,630	235,181,450
3.88%, 11/30/29	254,900	256,771,922
3.88%, 12/31/29	168,800	170,118,750
3.88%, 08/15/40	80,516	80,528,581
3.88%, 02/15/43	171,800	168,686,125
4.00%, 12/15/25	182,800	182,057,375
4.00%, 02/15/26	236,900	236,122,672
4.00%, 02/29/28	190,000	191,692,187
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 10/31/29	$168,150	$170,514,609
4.00%, 02/28/30	225,600	229,230,750
4.00%, 11/15/42	130,000	130,121,875
4.00%, 11/15/52	170,000	174,887,500
4.13%, 01/31/25	179,600	178,070,595
4.13%, 09/30/27	267,000	269,649,142
4.13%, 10/31/27	30,000	30,311,719
4.13%, 11/15/32	410,700	425,972,906
4.25%, 09/30/24	192,600	190,982,460
4.25%, 12/31/24	214,200	212,635,335
4.25%, 10/15/25	170,620	170,606,671
4.25%, 05/15/39	17,340	18,299,119
4.25%, 11/15/40	28,889	30,279,283
4.38%, 10/31/24	196,900	195,646,300
4.38%, 02/15/38	32,000	34,360,000
4.38%, 11/15/39	50,933	54,386,894
4.38%, 05/15/40	32,403	34,549,699
4.38%, 05/15/41	15,949	16,920,892
4.50%, 11/30/24	96,800	96,402,969
4.50%, 11/15/25	191,900	193,159,344
4.50%, 02/15/36	27,685	30,241,537
4.50%, 05/15/38	47,000	51,061,094
4.50%, 08/15/39	50,207	54,490,285
4.63%, 02/28/25	154,300	154,390,411
4.63%, 03/15/26	264,780	268,544,841
4.63%, 02/15/40	45,950	50,516,281
4.75%, 02/15/37	21,977	24,586,769
4.75%, 02/15/41	91,158	101,456,005
5.00%, 05/15/37	53,658	61,404,874
5.25%, 11/15/28	29,377	31,378,308
5.25%, 02/15/29	60,090	64,343,245
5.50%, 08/15/28	77,000	82,883,281
6.00%, 02/15/26	9,468	9,905,155
6.13%, 08/15/29	14,600	16,460,359
6.25%, 05/15/30	5,000	5,767,969
6.50%, 11/15/26	26,950	29,078,629
6.63%, 02/15/27	28,800	31,389,750
6.75%, 08/15/26	14,400	15,529,500
6.88%, 08/15/25	6,265	6,592,444
		38,026,954,426
Total U.S. Government & Agency Obligations — 70.1%
(Cost: $70,054,876,866)		63,866,700,004

U.S. Government Obligations — 0.0%
U.S. Treasury Note/Bond
0.25%, 03/15/24	8,400	8,079,094
2.00%, 04/30/24	30,200	29,317,594
2.25%, 03/31/24	7,750	7,560,791
2.25%, 04/30/24	7,895	7,680,354

Total U.S. Government Obligations — 0.0%
(Cost: $54,019,033)		52,637,833

Total Long-Term Investments — 99.6%
(Cost: $100,361,169,255)		90,782,756,555

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(i)(j)	4,432,041	4,432,927,843

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(i)(j)(k)	261,277	$261,277,384

Total Short-Term Securities — 5.2%
(Cost: $4,693,257,769)		4,694,205,227

Total Investments Before TBA Sales Commitments — 104.8%
(Cost: $105,054,427,024)		95,476,961,782

TBA Sales Commitments(h)

Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association, 4.00%, 06/20/53.	$(110,300)	(104,819,469)
Uniform Mortgage-Backed Securities
2.50%, 06/13/53	(19,750)	(16,883,550)
3.00%, 06/13/53	(81,350)	(72,202,891)
3.50%, 06/13/53	(73,000)	(67,065,898)
5.00%, 06/13/53	(5,000)	(4,925,293)
5.50%, 06/13/53	(78,375)	(78,326,016)

Total TBA Sales Commitments — (0.4)%
(Proceeds: $(344,191,637))		(344,223,117)

Total Investments, Net of TBA Sales Commitments — 104.4%
(Cost: $104,710,235,387)		95,132,738,665

Liabilities in Excess of Other Assets — (4.4)%		(3,997,153,390)

Net Assets — 100.0%		$91,135,585,275

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,824,049,590	$610,489,789	(a)	$—		$(104,870)	$(1,506,666)	$4,432,927,843	4,432,041	$49,351,618		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	642,810,889	—		(381,533,505	)(a)	—	—	261,277,384	261,277	948,093	(b)	—
						$(104,870)	$(1,506,666)	$4,694,205,227		$50,299,711		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$389,776,852	$—	$389,776,852
Collaterized Mortgage Obligations	—	900,716,723	—	900,716,723
Corporate Bonds & Notes	—	23,136,049,389	—	23,136,049,389
Foreign Government Obligations	—	1,899,052,273	—	1,899,052,273
Municipal Debt Obligations	—	537,823,481	—	537,823,481
U.S. Government & Agency Obligations	—	63,866,700,004	—	63,866,700,004
U.S. Government Obligations	—	52,637,833	—	52,637,833
Short-Term Securities
Money Market Funds	4,694,205,227	—	—	4,694,205,227
Liabilities
Investments
TBA Sales Commitments	—	(344,223,117)	—	(344,223,117)
	$4,694,205,227	$90,438,533,438	$—	$95,132,738,665

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAB	Build America Bond	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	REIT	Real Estate Investment Trust
CMT	Constant Maturity Treasury	SAP	Subject to Appropriations
GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
NPFGC	National Public Finance Guarantee Corp.